UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

Item 1. Reports to Stockholders.

APRIL 30, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares 0-5 Year TIPS Bond ETF | STIP | NYSE Arca
➢	iShares TIPS Bond ETF | TIP | NYSE Arca
➢	iShares Global Inflation-Linked Bond ETF | GTIP | NYSE Arca
➢	iShares International Inflation-Linked Bond ETF | ITIP | NYSE Arca

Fund Performance Overview

iSHARES® 0-5 YEAR TIPS BOND ETF

Performance as of April 30, 2014

The iShares 0-5 Year TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds with remaining maturities of less than five years, as represented by the Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 0.22%, net of fees, while the total return for the Index was 0.29%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.93)%	(0.90)%	(0.80)%	(0.93)%	(0.90)%	(0.80)%
Since Inception	1.66%	1.68%	1.85%	5.79%	5.86%	6.45%

The inception date of the Fund was 12/1/10. The first day of secondary market trading was 12/3/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.20	$0.99	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 4/30/14

Maturity	Percentage of Total Investments*

0-1 Year	18.83%
1-2 Years	22.28
2-3 Years	29.80
3-4 Years	20.55
4-5 Years	8.54

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/14

Security	Percentage of Total Investments*

U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/18	19.75%
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/17	18.02
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/16	12.30
U.S. Treasury Inflation-Indexed Bonds, 2.38%, 01/15/17	6.70
U.S. Treasury Inflation-Indexed Bonds, 0.50%, 04/15/15	6.59

TOTAL	63.36%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® TIPS BOND ETF

Performance as of April 30, 2014

The iShares TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds with remaining maturities of less than five years, as represented by the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 0.66%, net of fees, while the total return for the Index was 0.70%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(5.99)%	(6.01)%	(5.97)%	(5.99)%	(6.01)%	(5.97)%
5 Years	5.44%	5.33%	5.58%	30.30%	29.65%	31.22%
10 Years	5.04%	5.02%	5.19%	63.50%	63.16%	65.82%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,006.60	$1.00	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 4/30/14

Maturity	Percentage of Total Investments*

0-1 Year	1.88%
1-5 Years	33.97
5-10 Years	39.02
10-15 Years	17.07
15-20 Years	0.64
More than 20 Years	7.42

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/14

Security	Percentage of Total Investments*

U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/18	12.36%
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/17	6.75
U.S. Treasury Inflation-Indexed Bonds, 1.13%, 01/15/21	6.74
U.S. Treasury Inflation-Indexed Bonds, 0.63%, 01/15/24	6.13
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 07/15/22	4.35

TOTAL	36.33%

*	Excludes money market funds.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

Performance as of April 30, 2014

The iShares Global Inflation-Linked Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-linked sovereign debt, as represented by the BofA Merrill Lynch Global Diversified Inflation-Linked IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 2.84%, net of fees, while the total return for the Index was 2.98%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(3.14)%	(4.60)%	(2.97)%	(3.14)%	(4.60)%	(2.97)%
Since Inception	3.11%	3.16%	3.57%	9.46%	9.61%	10.92%

The inception date of the Fund was 5/18/11. The first day of secondary market trading was 5/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,028.40	$2.01	$1,000.00	$1,022.80	$2.01	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

BOND CREDIT QUALITY

As of 4/30/14

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	42.06%
Aa1	31.21
Aa3	1.30
A1	1.73
A2	0.11
A3	2.35
Baa1	1.08
Baa2	16.24
Baa3	2.29
Not Rated	1.63

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 4/30/14

Country	Percentage of Total Investments*

United States	34.74%
United Kingdom	22.02
Brazil	9.51
France	9.19
Italy	6.73
Germany	2.93
Mexico	2.35
Israel	2.00
Turkey	1.98
Canada	1.85

TOTAL	93.30%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

Performance as of April 30, 2014

The iShares International Inflation-Linked Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-linked non-U.S. sovereign debt, as represented by the BofA Merrill Lynch Global ex-US Diversified Inflation-Linked IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 2.54%, net of fees, while the total return for the Index was 2.84%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(3.91)%	(3.96)%	(3.48)%	(3.91)%	(3.96)%	(3.48)%
Since Inception	1.56%	1.68%	2.02%	4.67%	5.04%	6.09%

The inception date of the Fund was 5/18/11. The first day of secondary market trading was 5/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,025.40	$2.01	$1,000.00	$1,022.80	$2.01	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

BOND CREDIT QUALITY

As of 4/30/14

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	19.91%
Aa1	26.12
Aa3	5.75
A1	4.10
A2	0.37
A3	4.17
Baa1	4.59
Baa2	22.65
Baa3	6.45
Not Rated	5.89

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 4/30/14

Country	Percentage of Total Investments*

Brazil	13.29%
United Kingdom	13.28
France	12.84
Italy	9.36
Turkey	4.75
Germany	4.61
South Africa	4.60
Canada	4.51
Israel	4.40
Australia	4.36

TOTAL	76.00%

*	Excludes money market funds.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2013 and held through April 30, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® 0-5 YEAR TIPS BOND ETF

April 30, 2014

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.72%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/16	$69,642	$71,632,852
0.13%, 04/15/17	101,737	104,932,520
0.13%, 04/15/18	112,021	115,066,746
0.13%, 04/15/19	22,487	22,954,734
0.50%, 04/15/15	37,686	38,398,419
1.38%, 07/15/18	4,393	4,783,840
1.63%, 01/15/15	34,069	34,883,886
1.63%, 01/15/18	438	476,883
1.88%, 07/15/15	29,570	30,951,107
2.00%, 07/15/14	35,910	36,409,448
2.00%, 01/15/16	25,649	27,199,794
2.13%, 01/15/19	19,597	21,985,394
2.38%, 01/15/17	35,609	39,031,332
2.50%, 07/15/16	27,131	29,594,492
2.63%, 07/15/17	3,720	4,171,081

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $583,688,872)		582,472,528

SHORT-TERM INVESTMENTS — 2.62%

MONEY MARKET FUNDS — 2.62%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	15,314	15,314,381

		15,314,381

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,314,381)		15,314,381

TOTAL INVESTMENTS IN SECURITIES — 102.34%
(Cost: $599,003,253)		597,786,909
Other Assets, Less Liabilities — (2.34)%		(13,655,595)

NET ASSETS — 100.00%		$584,131,314

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® TIPS BOND ETF

April 30, 2014

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.74%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/16[a]	$286,983	$295,188,853
0.13%, 04/15/17[a]	815,999	841,626,394
0.13%, 04/15/18[a]	1,501,906	1,542,739,561
0.13%, 04/15/19	311,788	318,267,730
0.13%, 01/15/22[a]	525,125	519,463,643
0.13%, 07/15/22[a]	548,429	542,430,734
0.13%, 01/15/23[a]	519,532	508,086,337
0.38%, 07/15/23[a]	359,710	359,710,228
0.50%, 04/15/15[a]	187,177	190,716,195
0.63%, 07/15/21[a]	420,316	436,143,623
0.63%, 01/15/24[a]	753,104	764,282,429
0.63%, 02/15/43[a]	710	616,963
0.75%, 02/15/42[a]	267,882	241,763,231
1.13%, 01/15/21[a]	786,583	841,397,853
1.25%, 07/15/20[a]	230,038	249,735,534
1.38%, 07/15/18[a]	20,103	21,893,152
1.38%, 01/15/20[a]	347,188	377,566,977
1.38%, 02/15/44	285,734	301,717,753
1.63%, 01/15/15[a]	42,716	43,737,445
1.63%, 01/15/18[a]	106,917	116,372,775
1.75%, 01/15/28[a]	220,470	248,614,253
1.88%, 07/15/15[a]	219,359	229,607,700
1.88%, 07/15/19[a]	240,276	269,034,036
2.00%, 07/15/14[a]	764	774,545
2.00%, 01/15/16[a]	474,594	503,292,140
2.00%, 01/15/26[a]	272,599	314,936,935
2.13%, 01/15/19[a]	6,227	6,985,818
2.13%, 02/15/40	158,807	195,556,450
2.13%, 02/15/41[a]	150,036	185,575,417
2.38%, 01/15/17[a]	67,545	74,035,830
2.38%, 01/15/25	322,879	384,680,432
2.38%, 01/15/27[a]	210,380	253,738,055
2.50%, 07/15/16[a]	262,509	286,340,232
2.50%, 01/15/29[a]	230,848	285,314,118
2.63%, 07/15/17[a]	1,549	1,736,606
3.38%, 04/15/32[a]	56,841	80,118,537
3.63%, 04/15/28[a]	177,974	245,770,558
3.88%, 04/15/29[a]	276,381	396,563,811

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $12,389,101,036)		12,476,132,883

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 46.39%

MONEY MARKET FUNDS — 46.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	5,181,981	$5,181,980,825
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,c,d]	399,130	399,129,781
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	221,704	221,703,692

		5,802,814,298

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,802,814,298)		5,802,814,298

TOTAL INVESTMENTS IN SECURITIES — 146.13%
(Cost: $18,191,915,334)		18,278,947,181
Other Assets, Less Liabilities — (46.13)%		(5,770,262,325)

NET ASSETS — 100.00%		$12,508,684,856

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

April 30, 2014

Security		Principal (000s)	Value

FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES — 64.19%

AUSTRALIA — 0.93%
Australia (Commonwealth of)
2.00%, 08/21/35[a]	AUD	20	$18,922
2.50%, 09/20/30[a]	AUD	10	11,162
3.00%, 09/20/25[a]	AUD	56	67,274
4.00%, 08/20/15	AUD	5	8,269
4.00%, 08/20/20	AUD	80	137,240

			242,867
BRAZIL — 9.36%
Brazil (Federative Republic of)
5.89%, 08/15/14	BRL	16	17,402
5.89%, 08/15/16	BRL	100	109,342
5.89%, 08/15/18	BRL	270	292,303
5.89%, 08/15/20	BRL	306	329,588
5.89%, 08/15/22	BRL	106	113,310
5.89%, 08/15/40	BRL	481	488,879
5.89%, 08/15/50	BRL	170	171,101
6.09%, 05/15/15	BRL	494	542,759
6.09%, 05/15/17	BRL	100	109,031
6.09%, 05/15/35	BRL	254	260,455

			2,434,170
CANADA — 1.82%
Canada (Government of)
1.50%, 12/01/44	CAD	21	22,362
2.00%, 12/01/41	CAD	171	195,564
4.00%, 12/01/31	CAD	27	37,998
4.25%, 12/01/26	CAD	164	218,147

			474,071
CHILE — 1.17%
Chile (Republic of)
3.00%, 05/01/28	CLP	23,773	46,799
4.45%, 10/15/23	CLP	118,867	258,984

			305,783
COLOMBIA — 0.64%
Colombia (Republic of)
3.50%, 03/10/21	COP	316,357	165,501

			165,501
DENMARK — 0.15%
Denmark (Kingdom of)
0.10%, 11/15/23	DKK	207	38,002

			38,002

Security		Principal (000s)	Value

FRANCE — 9.03%
France (Republic of)
0.10%, 07/25/21	EUR	1	$1,403
0.25%, 07/25/18	EUR	1	1,480
0.25%, 07/25/24	EUR	20	27,543
0.45%, 07/25/16	EUR	420	598,357
1.00%, 07/25/17	EUR	1	1,654
1.10%, 07/25/22	EUR	409	612,540
1.30%, 07/25/19	EUR	11	16,049
1.60%, 07/25/15	EUR	59	85,149
1.80%, 07/25/40	EUR	17	28,477
1.85%, 07/25/27	EUR	1	1,702
2.10%, 07/25/23	EUR	108	174,041
2.25%, 07/25/20	EUR	61	96,948
3.15%, 07/25/32	EUR	308	596,851
3.40%, 07/25/29	EUR	56	107,951

			2,350,145
GERMANY — 2.88%
Germany (Federal Republic of)
0.10%, 04/15/23	EUR	79	111,272
0.75%, 04/15/18	EUR	132	192,738
1.50%, 04/15/16	EUR	78	113,063
1.75%, 04/15/20	EUR	212	331,779

			748,852
ISRAEL — 1.97%
Israel (State of)
1.50%, 06/30/14	ILS	90	29,679
2.75%, 09/30/22	ILS	200	69,108
2.75%, 08/30/41	ILS	50	17,236
3.50%, 04/30/18	ILS	578	227,821
4.00%, 05/30/36	ILS	272	126,814
5.00%, 04/30/15	ILS	100	40,815

			511,473
ITALY — 6.62%
Italy (Republic of)
2.10%, 09/15/17[a]	EUR	490	718,472
2.10%, 09/15/21[a]	EUR	75	109,545
2.15%, 09/15/14[a]	EUR	58	81,601
2.35%, 09/15/19[a]	EUR	229	342,887
2.35%, 09/15/35[a]	EUR	162	227,606
2.55%, 09/15/41[a]	EUR	59	81,445
3.10%, 09/15/26[a]	EUR	104	160,415

			1,721,971

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

April 30, 2014

Security		Principal (000s)	Value

JAPAN — 0.82%
Japan (Government of)
0.10%, 09/10/23	JPY	905	$9,660
1.00%, 06/10/16	JPY	1,108	11,922
1.10%, 09/10/16	JPY	8,617	93,676
1.20%, 12/10/17	JPY	8,709	97,569

			212,827
MEXICO — 2.31%
United Mexican States
2.50%, 12/10/20	MXN	3,105	243,964
4.00%, 11/15/40	MXN	1,752	141,732
4.50%, 12/18/14	MXN	1,288	100,588
4.50%, 12/04/25	MXN	464	41,754
4.50%, 11/22/35	MXN	850	73,838

			601,876
NEW ZEALAND — 0.25%
New Zealand (Government of)
2.00%, 09/20/25	NZD	32	26,385
3.00%, 09/20/30	NZD	25	21,992
4.50%, 02/15/16	NZD	12	16,117

			64,494
POLAND — 0.11%
Poland (Republic of)
2.75%, 08/25/23	PLN	47	16,070
3.00%, 08/24/16	PLN	33	11,500

			27,570
SOUTH AFRICA — 0.95%
South Africa (Republic of)
2.50%, 01/31/17	ZAR	27	2,642
2.60%, 03/31/28	ZAR	113	11,635
3.45%, 12/07/33	ZAR	1,034	122,438
5.50%, 12/07/23	ZAR	878	111,139

			247,854
SOUTH KOREA — 0.28%
Korea (Republic of)
2.75%, 06/10/20	KRW	69,239	71,878

			71,878
SWEDEN — 1.17%
Sweden (Kingdom of)
0.25%, 06/01/22	SEK	120	18,254
1.00%, 06/01/25	SEK	25	3,949

Security		Principal (000s)	Value

3.50%, 12/01/15	SEK	800	$158,609
3.50%, 12/01/28	SEK	485	124,717

			305,529
THAILAND — 0.12%
Thailand (Kingdom of)
1.20%, 07/14/21[a]	THB	1,066	31,497

			31,497
TURKEY — 1.95%
Turkey (Republic of)
1.00%, 05/03/23	TRY	54	22,527
2.00%, 10/26/22	TRY	190	87,108
2.80%, 11/08/23	TRY	21	10,257
3.00%, 07/21/21	TRY	62	30,210
3.00%, 02/23/22	TRY	64	31,598
3.00%, 08/02/23	TRY	53	26,337
4.00%, 04/01/20	TRY	179	91,993
7.00%, 10/01/14	TRY	287	137,692
9.00%, 05/21/14	TRY	145	68,894

			506,616
UNITED KINGDOM — 21.66%
United Kingdom
0.13%, 11/22/19[a]	GBP	163	293,057
0.13%, 03/22/24[a]	GBP	265	467,667
0.13%, 03/22/29[a]	GBP	1	1,861
0.13%, 03/22/44[a]	GBP	167	293,646
0.13%, 03/22/68[a]	GBP	83	156,973
0.25%, 03/22/52[a]	GBP	12	21,681
0.38%, 03/22/62[a]	GBP	113	233,887
0.50%, 03/22/50[a]	GBP	167	339,526
0.63%, 03/22/40[a]	GBP	180	356,801
0.63%, 11/22/42[a]	GBP	96	193,305
0.75%, 03/22/34[a]	GBP	149	290,353
0.75%, 11/22/47[a]	GBP	40	86,764
1.13%, 11/22/37[a]	GBP	123	264,645
1.25%, 11/22/17[a]	GBP	236	440,394
1.25%, 11/22/27[a]	GBP	223	450,693
1.25%, 11/22/32[a]	GBP	139	294,099
1.25%, 11/22/55[a]	GBP	153	403,300
1.88%, 11/22/22[a]	GBP	133	273,811
2.00%, 01/26/35[a]	GBP	19	64,856
2.50%, 07/26/16[a]	GBP	21	120,506
2.50%, 04/16/20[a]	GBP	1	6,161

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

April 30, 2014

Security		Principal or Shares (000s)	Value

2.50%, 07/17/24[a]	GBP	14	$78,094
4.13%, 07/22/30[a]	GBP	95	501,685

			5,633,765

TOTAL FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES
(Cost: $16,828,370)			16,696,741

U.S. GOVERNMENT OBLIGATIONS — 34.16%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/18	USD	450	462,115
0.13%, 07/15/22	USD	254	250,801
0.13%, 01/15/23	USD	590	576,882
0.38%, 07/15/23	USD	252	252,185
0.63%, 01/15/24	USD	158	160,301
0.63%, 02/15/43[b]	USD	143	124,209
0.75%, 02/15/42	USD	249	225,028
1.13%, 01/15/21	USD	1,318	1,409,881
1.38%, 07/15/18[b]	USD	291	316,551
1.38%, 01/15/20	USD	255	277,434
1.38%, 02/15/44	USD	76	79,770
1.63%, 01/15/18[b]	USD	852	927,543
1.88%, 07/15/15	USD	151	157,909
2.00%, 07/15/14[b]	USD	105	106,573
2.00%, 01/15/16	USD	1,223	1,296,936
2.00%, 01/15/26	USD	504	582,252
2.13%, 02/15/41[b]	USD	371	458,891
2.38%, 01/15/27	USD	58	70,199
3.88%, 04/15/29	USD	802	1,151,301

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $8,888,035)			8,886,761

SHORT-TERM INVESTMENTS — 3.78%

MONEY MARKET FUNDS — 3.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]		895	894,539
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]		69	68,900

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	21	$21,135

		984,574

TOTAL SHORT-TERM INVESTMENTS
(Cost: $984,574)		984,574

TOTAL INVESTMENTS IN SECURITIES — 102.13%
(Cost: $26,700,979)		26,568,076
Other Assets, Less Liabilities — (2.13)%		(555,330)

NET ASSETS — 100.00%		$26,012,746

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

April 30, 2014

Security		Principal (000s)	Value

FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES — 97.37%

AUSTRALIA — 4.26%
Australia (Commonwealth of)
1.25%, 02/21/22	AUD	307	$296,039
2.00%, 08/21/35[a]	AUD	200	189,216
2.50%, 09/20/30[a]	AUD	394	439,796
3.00%, 09/20/25[a]	AUD	1,142	1,371,916
4.00%, 08/20/15	AUD	98	162,066
4.00%, 08/20/20	AUD	1,309	2,245,598

			4,704,631
BRAZIL — 12.97%
Brazil (Federative Republic of)
5.89%, 08/15/14	BRL	2,181	2,372,149
5.89%, 08/15/16	BRL	550	601,380
5.89%, 08/15/18	BRL	500	541,301
5.89%, 08/15/20	BRL	2,925	3,150,478
5.89%, 08/15/22	BRL	150	160,344
5.89%, 08/15/24	BRL	827	876,545
5.89%, 08/15/30	BRL	350	361,850
5.89%, 08/15/40	BRL	100	101,638
5.89%, 08/15/50	BRL	2,345	2,360,188
6.09%, 05/15/15	BRL	674	740,525
6.09%, 05/15/17	BRL	786	856,985
6.09%, 05/15/35	BRL	1,078	1,105,397
6.09%, 05/15/45	BRL	1,094	1,105,457

			14,334,237
CANADA — 4.40%
Canada (Government of)
1.25%, 12/01/47	CAD	34	33,598
1.50%, 12/01/44	CAD	734	764,792
2.00%, 12/01/41	CAD	1,011	1,158,045
3.00%, 12/01/36	CAD	284	372,372
4.00%, 12/01/31	CAD	303	423,671
4.25%, 12/01/21	CAD	349	418,102
4.25%, 12/01/26	CAD	1,273	1,694,400

			4,864,980
CHILE — 3.99%
Chile (Republic of)
2.98%, 03/01/27	CLP	118,867	230,415
2.99%, 07/01/17	CLP	95,094	179,058
2.99%, 02/01/21	CLP	1,129,237	2,161,735

Security		Principal (000s)	Value

2.99%, 08/01/24	CLP	190,187	$422,261
2.99%, 01/01/30	CLP	190,187	375,438
2.99%, 01/01/40	CLP	309,054	628,324
3.03%, 03/01/38	CLP	118,867	239,051
4.75%, 09/01/15	CLP	95,094	170,899

			4,407,181
COLOMBIA — 2.81%
Colombia (Republic of)
3.00%, 03/25/33	COP	295,266	133,746
3.50%, 03/10/21	COP	3,163,566	1,655,012
4.75%, 02/23/23	COP	316,357	179,288
7.00%, 02/25/15	COP	2,109,044	1,135,641

			3,103,687
DENMARK — 0.74%
Denmark (Kingdom of)
0.10%, 11/15/23	DKK	4,453	817,034

			817,034
FRANCE — 12.53%
France (Republic of)
0.10%, 07/25/21	EUR	1	1,403
0.25%, 07/25/18	EUR	165	236,749
0.25%, 07/25/24	EUR	50	68,859
0.45%, 07/25/16	EUR	1,108	1,578,931
1.00%, 07/25/17	EUR	1,312	1,919,674
1.10%, 07/25/22	EUR	2,334	3,497,120
1.30%, 07/25/19	EUR	1	1,605
1.60%, 07/25/15	EUR	881	1,265,317
1.80%, 07/25/40	EUR	295	493,596
1.85%, 07/25/27	EUR	119	190,680
2.10%, 07/25/23	EUR	307	495,515
2.25%, 07/25/20	EUR	336	539,031
3.15%, 07/25/32	EUR	1,407	2,729,819
3.40%, 07/25/29	EUR	426	828,319

			13,846,618
GERMANY — 4.50%
Germany (Federal Republic of)
0.10%, 04/15/23	EUR	797	1,121,127
0.75%, 04/15/18	EUR	630	922,058
1.50%, 04/15/16	EUR	995	1,436,097
1.75%, 04/15/20	EUR	950	1,487,257

			4,966,539

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

April 30, 2014

Security		Principal (000s)	Value

ISRAEL — 4.29%
Israel (State of)
1.75%, 09/29/23	ILS	750	$233,504
2.75%, 09/30/22	ILS	250	86,373
2.75%, 08/30/41	ILS	775	267,151
3.50%, 04/30/18	ILS	3,518	1,386,636
4.00%, 07/31/24	ILS	1,951	888,612
4.00%, 05/30/36	ILS	1,914	892,358
5.00%, 04/30/15	ILS	2,422	988,659

			4,743,293
ITALY — 9.13%
Italy (Republic of)
1.70%, 09/15/18	EUR	226	327,805
2.10%, 09/15/16	EUR	785	1,139,303
2.10%, 09/15/17[a]	EUR	2,554	3,746,196
2.10%, 09/15/21[a]	EUR	467	680,742
2.15%, 09/15/14[a]	EUR	264	370,603
2.35%, 09/15/19[a]	EUR	220	328,122
2.35%, 09/15/24	EUR	100	143,889
2.35%, 09/15/35[a]	EUR	950	1,330,750
2.55%, 09/15/41[a]	EUR	441	605,658
2.60%, 09/15/23[a]	EUR	799	1,188,383
3.10%, 09/15/26[a]	EUR	148	228,470

			10,089,921
JAPAN — 3.91%
Japan (Government of)
0.10%, 09/10/23	JPY	62,612	668,683
1.00%, 06/10/16	JPY	11,883	127,894
1.10%, 09/10/16	JPY	90,781	986,862
1.20%, 12/10/17	JPY	182,582	2,045,584
1.40%, 03/10/18	JPY	11,741	133,381
1.40%, 06/10/18	JPY	31,573	359,298

			4,321,702
MEXICO — 3.77%
United Mexican States
2.50%, 12/10/20	MXN	21,459	1,685,815
3.50%, 12/14/17	MXN	1,111	91,260
4.00%, 11/15/40	MXN	13,617	1,101,853
4.50%, 12/18/14	MXN	3,290	257,023
4.50%, 12/04/25	MXN	2,060	185,572
4.50%, 11/22/35	MXN	8,432	732,651
5.00%, 06/16/16	MXN	1,288	106,737

			4,160,911

Security		Principal (000s)	Value

NEW ZEALAND — 1.16%
New Zealand (Government of)
2.00%, 09/20/25	NZD	765	$630,765
3.00%, 09/20/30	NZD	445	391,452
4.50%, 02/15/16	NZD	190	255,189

			1,277,406
POLAND — 0.36%
Poland (Republic of)
2.75%, 08/25/23	PLN	835	288,455
3.00%, 08/24/16	PLN	332	114,115

			402,570
SOUTH AFRICA — 4.49%
South Africa (Republic of)
2.00%, 01/31/25	ZAR	1,096	107,663
2.25%, 01/31/38	ZAR	1,699	173,174
2.50%, 01/31/17	ZAR	3,378	333,359
2.50%, 12/31/50	ZAR	3,417	356,657
2.60%, 03/31/28	ZAR	4,705	484,791
2.75%, 01/31/22	ZAR	7,327	753,540
3.45%, 12/07/33	ZAR	13,184	1,561,238
5.50%, 12/07/23	ZAR	9,378	1,186,969

			4,957,391
SOUTH KOREA — 1.54%
Korea (Republic of)
1.50%, 06/10/21	KRW	1,124,894	1,088,639
2.75%, 03/10/17	KRW	279,419	280,581
2.75%, 06/10/20	KRW	320,605	332,824

			1,702,044
SWEDEN — 4.15%
Sweden (Kingdom of)
0.25%, 06/01/22	SEK	215	32,705
1.00%, 06/01/25	SEK	2,300	363,323
3.50%, 12/01/15	SEK	6,965	1,380,891
3.50%, 12/01/28	SEK	7,610	1,956,887
4.00%, 12/01/20	SEK	3,515	854,384

			4,588,190
THAILAND — 0.77%
Thailand (Kingdom of)
1.20%, 07/14/21[a]	THB	28,783	850,409

			850,409

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

April 30, 2014

Security		Principal (000s)	Value

TURKEY — 4.64%
Turkey (Republic of)
2.00%, 10/26/22	TRY	2,109	$965,489
2.80%, 11/08/23	TRY	368	179,506
3.00%, 01/06/21	TRY	2,988	1,465,615
3.00%, 08/02/23	TRY	372	184,357
4.00%, 04/01/20	TRY	1,503	774,670
7.00%, 10/01/14	TRY	2,739	1,316,260
9.00%, 05/21/14	TRY	507	241,129

			5,127,026
UNITED KINGDOM — 12.96%
United Kingdom
0.13%, 11/22/19[a]	GBP	127	228,951
0.13%, 03/22/24[a]	GBP	310	547,152
0.13%, 03/22/29[a]	GBP	1	1,861
0.13%, 03/22/44[a]	GBP	183	322,891
0.13%, 03/22/68[a]	GBP	31	57,570
0.25%, 03/22/52[a]	GBP	54	100,520
0.38%, 03/22/62[a]	GBP	450	931,093
0.50%, 03/22/50[a]	GBP	1	2,419
0.63%, 03/22/40[a]	GBP	30	59,273
0.63%, 11/22/42[a]	GBP	247	499,890
0.75%, 11/22/47[a]	GBP	178	382,025
1.13%, 11/22/37[a]	GBP	113	244,195
1.25%, 11/22/17[a]	GBP	440	821,143
1.25%, 11/22/27[a]	GBP	105	211,683
1.25%, 11/22/32[a]	GBP	465	980,469
1.25%, 11/22/55[a]	GBP	901	2,379,851
1.88%, 11/22/22[a]	GBP	674	1,382,719
2.00%, 01/26/35[a]	GBP	624	2,168,126
2.50%, 07/26/16[a]	GBP	78	444,901
2.50%, 04/16/20[a]	GBP	1	6,161
2.50%, 07/17/24[a]	GBP	206	1,152,920
4.13%, 07/22/30[a]	GBP	263	1,394,219

			14,320,032
TOTAL FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES
(Cost: $110,581,066)			107,585,802

Security		Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 0.23%
U.S. Treasury Inflation-Indexed Bonds
0.63%, 01/15/24	USD	252	$253,920

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $252,339)			253,920

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]		69	69,351

			69,351

TOTAL SHORT-TERM INVESTMENTS
(Cost: $69,351)			69,351

TOTAL INVESTMENTS IN SECURITIES — 97.66%
(Cost: $110,902,756)			107,909,073
Other Assets, Less Liabilities — 2.34%			2,586,159

NET ASSETS — 100.00%			$110,495,232

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2014

	iShares 0-5 Year TIPS Bond ETF	iShares TIPS Bond ETF	iShares Global Inflation-Linked Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$583,688,872	$12,389,101,036	$25,716,405
Affiliated (Note 2)	15,314,381	5,802,814,298	984,574

Total cost of investments	$599,003,253	$18,191,915,334	$26,700,979

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$582,472,528	$12,476,132,883	$25,583,502
Affiliated (Note 2)	15,314,381	5,802,814,298	984,574

Total fair value of investments	597,786,909	18,278,947,181	26,568,076
Foreign currency, at value[b]	—	—	254,415
Receivables:
Investment securities sold	1,265,580	31,639,505	—
Interest	1,327,327	28,652,502	162,175

Total Assets	600,379,816	18,339,239,188	26,984,666

LIABILITIES
Payables:
Investment securities purchased	16,152,790	247,401,569	—
Collateral for securities on loan (Note 1)	—	5,581,110,606	963,439
Investment advisory fees (Note 2)	95,712	2,042,157	8,481

Total Liabilities	16,248,502	5,830,554,332	971,920

NET ASSETS	$584,131,314	$12,508,684,856	$26,012,746

Net assets consist of:
Paid-in capital	$587,906,184	$12,473,715,964	$26,657,968
Undistributed net investment income (accumulated net investment loss)	(1,949,033)	28,145,810	107,607
Accumulated net realized loss	(609,493)	(80,208,765)	(624,677)
Net unrealized appreciation (depreciation)	(1,216,344)	87,031,847	(128,152)

NET ASSETS	$584,131,314	$12,508,684,856	$26,012,746

Shares outstanding[c]	5,750,000	110,200,000	500,000

Net asset value per share	$101.59	$113.51	$52.03

[a]	Securities on loan with values of $ —, $5,463,482,780 and $941,916, respectively. See Note 1.
[b]	Cost of foreign currency: $ —, $ — and $252,574, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2014

iShares International Inflation-Linked Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$110,833,405
Affiliated (Note 2)	69,351

Total cost of investments	$110,902,756

Investments in securities, at fair value (Note 1):
Unaffiliated	$107,839,722
Affiliated (Note 2)	69,351

Total fair value of investments	107,909,073
Foreign currency, at value[a]	1,657,952
Receivables:
Interest	967,707

Total Assets	110,534,732

LIABILITIES
Payables:
Foreign taxes (Note 1)	3,482
Investment advisory fees (Note 2)	36,018

Total Liabilities	39,500

NET ASSETS	$110,495,232

Net assets consist of:
Paid-in capital	$114,651,324
Undistributed net investment income	364,430
Accumulated net realized loss	(1,535,096)
Net unrealized depreciation	(2,985,426)

NET ASSETS	$110,495,232

Shares outstanding[b]	2,300,000

Net asset value per share	$48.04

[a]	Cost of foreign currency: $1,662,981.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2014

	iShares 0-5 Year TIPS Bond ETF	iShares TIPS Bond ETF	iShares Global Inflation-Linked Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated[a]	$(1,324,956)[b]	$48,847,753	$283,501
Interest — affiliated (Note 2)	58	9,190	3
Securities lending income — affiliated (Note 2)	87,420	2,722,165	581

Total investment income (investment loss before expenses)	(1,237,478)	51,579,108	284,085

EXPENSES
Investment advisory fees (Note 2)	588,168	12,675,539	49,872

Total expenses	588,168	12,675,539	49,872

Net investment income (loss)	(1,825,646)	38,903,569	234,213

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(390,613)	(38,426,523)	(44,629)
In-kind redemptions — unaffiliated	526,553	60,038,912	—
Foreign currency transactions	—	—	(4,744)

Net realized gain (loss)	135,940	21,612,389	(49,373)

Net change in unrealized appreciation/depreciation on:
Investments	2,865,869	(2,464,541)	523,782
Translation of assets and liabilities in foreign currencies	—	—	7,347

Net change in unrealized appreciation/depreciation	2,865,869	(2,464,541)	531,129

Net realized and unrealized gain	3,001,809	19,147,848	481,756

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,176,163	$58,051,417	$715,969

[a]	Includes monthly inflationary and deflationary adjustments to income. See Note 1.
[b]	Includes amortization of bond premiums which exceeded the aggregate of interest accrued and inflationary adjustments to income for the period.

See notes to financial statements.

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2014

iShares International Inflation-Linked Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated[a]	$1,696,528
Interest — affiliated (Note 2)	10

Total investment income	1,696,538

EXPENSES
Investment advisory fees (Note 2)	211,283

Total expenses	211,283

Net investment income	1,485,255

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(167,619)
Foreign currency transactions	(10,454)

Net realized loss	(178,073)

Net change in unrealized appreciation/depreciation on:
Investments[b]	1,388,032
Translation of assets and liabilities in foreign currencies	(7,599)

Net change in unrealized appreciation/depreciation	1,380,433

Net realized and unrealized gain	1,202,360

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,687,615

[a]	Includes monthly inflationary and deflationary adjustments to income. See Note 1.
[b]	Net of deferred foreign capital gains taxes of $3,482.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares 0-5 Year TIPS Bond ETF		iShares TIPS Bond ETF
	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(1,825,646)	$686,047	$38,903,569	$269,182,162
Net realized gain (loss)	135,940	(374,511)	21,612,389	890,181,786
Net change in unrealized appreciation/depreciation	2,865,869	(7,012,622)	(2,464,541)	(2,469,522,159)

Net increase (decrease) in net assets resulting from operations	1,176,163	(6,701,086)	58,051,417	(1,310,158,211)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(1,020,969)	(25,116,695)	(308,771,783)
Return of capital	—	(1,989,864)	—	—

Total distributions to shareholders	—	(3,010,833)	(25,116,695)	(308,771,783)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,190,259	276,703,689	674,027,982	3,402,443,980
Cost of shares redeemed	(65,823,660)	(50,664,504)	(2,004,802,611)	(10,800,945,158)

Net increase (decrease) in net assets from capital share transactions	(50,633,401)	226,039,185	(1,330,774,629)	(7,398,501,178)

INCREASE (DECREASE) IN NET ASSETS	(49,457,238)	216,327,266	(1,297,839,907)	(9,017,431,172)

NET ASSETS
Beginning of period	633,588,552	417,261,286	13,806,524,763	22,823,955,935

End of period	$584,131,314	$633,588,552	$12,508,684,856	$13,806,524,763

Undistributed (distributions in excess of) net investment income (accumulated net investment loss) included in net assets at end of period	$(1,949,033)	$(123,387)	$28,145,810	$14,358,936

SHARES ISSUED AND REDEEMED
Shares sold	150,000	2,700,000	6,000,000	28,200,000
Shares redeemed	(650,000)	(500,000)	(18,000,000)	(92,100,000)

Net increase (decrease) in shares outstanding	(500,000)	2,200,000	(12,000,000)	(63,900,000)

See notes to financial statements.

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Global Inflation-Linked Bond ETF		iShares International Inflation-Linked Bond ETF
	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$234,213	$612,412	$1,485,255	$3,683,656
Net realized loss	(49,373)	(881,287)	(178,073)	(1,996,110)
Net change in unrealized appreciation/depreciation	531,129	(1,263,272)	1,380,433	(7,205,904)

Net increase (decrease) in net assets resulting from operations	715,969	(1,532,147)	2,687,615	(5,518,358)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(126,496)	(221,439)	(1,186,377)	(2,015,059)
Return of capital	—	(56,448)	—	—

Total distributions to shareholders	(126,496)	(277,887)	(1,186,377)	(2,015,059)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	21,246,094	4,680	71,083,737
Cost of shares redeemed	—	(9,795,081)	(4,680,310)	(9,234,774)

Net increase (decrease) in net assets from capital share transactions	—	11,451,013	(4,675,630)	61,848,963

INCREASE (DECREASE) IN NET ASSETS	589,473	9,640,979	(3,174,392)	54,315,546

NET ASSETS
Beginning of period	25,423,273	15,782,294	113,669,624	59,354,078

End of period	$26,012,746	$25,423,273	$110,495,232	$113,669,624

Undistributed (distribution in excess of) net investment income included in net assets at end of period	$107,607	$(110)	$364,430	$65,552

SHARES ISSUED AND REDEEMED
Shares sold	—	400,000	—	1,400,000
Shares redeemed	—	(200,000)	(100,000)	(200,000)

Net increase (decrease) in shares outstanding	—	200,000	(100,000)	1,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	23

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 0-5 Year TIPS Bond ETF
	Six months ended Apr. 30, 2014 (Unaudited)	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012	Period from Dec. 1, 2010[a] to Oct. 31, 2011
Net asset value, beginning of period	$101.37	$103.03	$102.63	$99.83

Income from investment operations:
Net investment income (loss)[b]	(0.31)	0.13	0.58	2.58
Net realized and unrealized gain (loss)[c]	0.53	(1.16)	0.71	2.68

Total from investment operations	0.22	(1.03)	1.29	5.26

Less distributions from:
Net investment income	—	(0.21)	(0.87)	(2.33)
Return of capital	—	(0.42)	(0.02)	(0.13)

Total distributions	—	(0.63)	(0.89)	(2.46)

Net asset value, end of period	$101.59	$101.37	$103.03	$102.63

Total return	0.22%[d]	(1.01)%	1.27%	5.30%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$584,131	$633,589	$417,261	$220,656
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets[e]	(0.62)%	0.13%	0.57%	2.76%
Portfolio turnover rate[f]	14%	23%	31%	34%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund's underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares TIPS Bond ETF
	Six months ended Apr. 30, 2014 (Unaudited)	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012	Period from Mar. 1, 2011 to Oct. 31, 2011[a]	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of period	$112.98	$122.64	$116.13	$108.16	$103.88	$96.71	$110.30

Income from investment operations:
Net investment income[b]	0.34	1.69	2.46	4.12	2.92	4.04	0.80
Net realized and unrealized gain (loss)[c]	0.40	(9.51)	6.56	7.87	4.01	7.38	(8.70)

Total from investment operations	0.74	(7.82)	9.02	11.99	6.93	11.42	(7.90)

Less distributions from:
Net investment income	(0.21)	(1.84)	(2.51)	(4.02)	(2.65)	(4.25)	(4.52)
Return of capital	—	—	—	—	—	—	(1.17)

Total distributions	(0.21)	(1.84)	(2.51)	(4.02)	(2.65)	(4.25)	(5.69)

Net asset value, end of period	$113.51	$112.98	$122.64	$116.13	$108.16	$103.88	$96.71

Total return	0.66%[d]	(6.44)%	7.85%	11.33%[d]	6.74%	12.00%	(7.50)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,508,685	$13,806,525	$22,823,956	$21,322,214	$19,448,004	$20,100,833	$10,271,118
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	0.61%	1.43%	2.06%	5.48%	2.74%	3.95%	0.78%
Portfolio turnover rate[f]	24%	47%	10%	15%	13%	15%	10%

[a]	The Fund's fiscal year-end was changed from February 28 to October 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund's underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Global Inflation-Linked Bond ETF
	Six months ended Apr. 30, 2014 (Unaudited)	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012	Period from May 18, 2011[a] to Oct. 31, 2011
Net asset value, beginning of period	$50.85	$52.61	$50.78	$49.75

Income from investment operations:
Net investment income[b]	0.47	1.16	1.45	0.78
Net realized and unrealized gain (loss)[c]	0.96	(2.29)	1.48	0.59

Total from investment operations	1.43	(1.13)	2.93	1.37

Less distributions from:
Net investment income	(0.25)	(0.50)	(1.10)	(0.34)
Return of capital	—	(0.13)	—	—

Total distributions	(0.25)	(0.63)	(1.10)	(0.34)

Net asset value, end of period	$52.03	$50.85	$52.61	$50.78

Total return	2.84%[d]	(2.16)%[e]	5.87%	2.76%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$26,013	$25,423	$15,782	$15,233
Ratio of expenses to average net assets[f]	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[f]	1.88%	2.26%	2.83%	3.42%
Portfolio turnover rate[g]	3%	64%	18%	38%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund's underlying securities.
[d]	Not annualized.
[e]	Includes a payment from an affiliate to compensate the Fund for forgone securities lending revenue. Not including these proceeds, the Fund’s total return would have been -2.18%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include Portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended April 30, 2014 and the year ended October 31, 2013 were 3% and 64%, respectively. See note 4.

See notes to financial statements.

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Inflation- Linked Bond ETF
	Six months ended Apr. 30, 2014 (Unaudited)	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012	Period from May 18, 2011[a] to Oct. 31, 2011
Net asset value, beginning of period	$47.36	$49.46	$48.38	$49.35

Income from investment operations:
Net investment income[b]	0.64	1.71	1.89	1.02
Net realized and unrealized gain (loss)[c]	0.55	(2.74)	0.63	(1.54)

Total from investment operations	1.19	(1.03)	2.52	(0.52)

Less distributions from:
Net investment income	(0.51)	(1.07)	(1.35)	(0.12)
Return of capital	—	—	(0.09)	(0.33)

Total distributions	(0.51)	(1.07)	(1.44)	(0.45)

Net asset value, end of period	$48.04	$47.36	$49.46	$48.38

Total return	2.54%[d]	(2.11)%	5.42%	(1.08)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$110,495	$113,670	$59,354	$43,545
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[e]	2.81%	3.53%	3.97%	4.66%
Portfolio turnover rate[f]	5%	28%	38%	28%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund's underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended April 30, 2014 and the years ended October 31, 2013 and October 31, 2012, were 5%, 28% and 36%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
0-5 Year TIPS Bond	Diversified
TIPS Bond	Diversified
Global Inflation-Linked Bond	Non-diversified
International Inflation-Linked Bond	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund's investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Certain Funds invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

The Funds invest a significant portion of their assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank (the “Fed”) to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. International bond funds may be adversely impacted by lower levels of market liquidity if the Fed and other central banks become less accommodative by removing liquidity from the markets. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Given the environment of historically low interest rates, the Funds may be subject to a greater risk of price losses if interest rates rise from current levels.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
0-5 Year TIPS Bond
Assets:
U.S. Government Obligations	$—	$582,472,528	$—	$582,472,528
Money Market Funds	15,314,381	—	—	15,314,381

	$15,314,381	$582,472,528	$—	$597,786,909

TIPS Bond
Assets:
U.S. Government Obligations	$—	$12,476,132,883	$—	$12,476,132,883
Money Market Funds	5,802,814,298	—	—	5,802,814,298

	$5,802,814,298	$12,476,132,883	$—	$18,278,947,181

Global Inflation-Linked Bond
Assets:
Foreign Government Inflation-Indexed Bonds & Notes	$—	$16,696,741	$—	$16,696,741
U.S. Government Obligations	—	8,886,761	—	8,886,761
Money Market Funds	984,574	—	—	984,574

	$984,574	$25,583,502	$—	$26,568,076

International Inflation-Linked Bond
Assets:
Foreign Government Inflation-Indexed Bonds & Notes	$—	$107,585,802	$—	$107,585,802
U.S. Government Obligations	—	253,920	—	253,920
Money Market Funds	69,351	—	—	69,351

	$69,351	$107,839,722	$—	$107,909,073

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

Inflation-linked public obligations are income-generating instruments whose interest and principal payments are adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond on a monthly basis and is accounted for as interest income in the statements of operations.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust's other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of April 30, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of April 30, 2014:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
TIPS Bond	$5,463,482,780	$5,463,482,780	$—
Global Inflation-Linked Bond	941,916	941,916	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Advisor”), an affiliate of BFA, under which BFA pays the Sub-Advisor for services it provides to the iShares Global Inflation-Linked Bond ETF and iShares International Inflation-Linked Bond ETF.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
0-5 Year TIPS Bond	0.20%
Global Inflation-Linked Bond	0.40
International Inflation-Linked Bond	0.40

Effective May 23, 2014, BFA has contractually agreed to waive a portion of its investment advisory fee for the iShares 0-5 Year TIPS Bond ETF through February 29, 2016 in order to limit total annual operating expenses to 0.10% of average daily net assets.

For its investment advisory services to the iShares TIPS Bond ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $211 billion
0.1805	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 75% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

For the six months ended April 30, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
0-5 Year TIPS Bond	$41,668
TIPS Bond	1,280,622
Global Inflation-Linked Bond	271

In addition, commencing the business day following the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 (or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2014 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
0-5 Year TIPS Bond	$97,611,304	$78,073,122	$—	$—
TIPS Bond	3,112,226,204	3,089,788,723	—	—
Global Inflation-Linked Bond	707,561	472,091	562,163	171,805
International Inflation-Linked Bond	251,451	—	4,680,174	9,859,503

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended April 30, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
0-5 Year TIPS Bond	$15,128,122	$65,354,578
TIPS Bond	669,914,025	1,978,044,856

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October, 31, 2013, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2019	Total
0-5 Year TIPS Bond	$323,236	$—	$—	$21,603	$344,839
TIPS Bond	55,969,654	460,813	528,715	—	56,959,182
Global Inflation-Linked Bond	571,282	—	—	—	571,282
International Inflation-Linked Bond	1,151,998	—	—	—	1,151,998

[a]	Must be utilized prior to losses subject to expiration.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of April 30, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year TIPS Bond	$599,527,234	$1,377,353	$(3,117,678)	$(1,740,325)
TIPS Bond	18,236,777,306	274,791,098	(232,621,223)	42,169,875
Global Inflation-Linked Bond	26,705,111	984,368	(1,121,403)	(137,035)
International Inflation-Linked Bond	111,180,125	4,702,970	(7,974,022)	(3,271,052)

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
TIPS Bond	$0.089383	$—	$0.118438	$0.207821	43%	—%	57%	100%
Global Inflation-Linked Bond	0.251229	—	0.001762	0.252991	99	—	1	100
International Inflation- Linked Bond	0.475368	—	0.033926	0.509294	93	—	7	100

SUPPLEMENTAL INFORMATION	37

Notes:

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BofA Merrill Lynch, nor are they sponsored, endorsed or issued by Barclays Capital Inc. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-101-0414

APRIL 30, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares J.P. Morgan USD Emerging Markets Bond ETF | EMB | NYSE Arca
➢	iShares 1-3 Year International Treasury Bond ETF | ISHG | NASDAQ
➢	iShares International Treasury Bond ETF | IGOV | NASDAQ

Fund Performance Overview

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

Performance as of April 30, 2014

The iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market bonds, as represented by the J.P. Morgan EMBISM Global Core Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 3.13%, net of fees, while the total return for the Index was 3.67%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(2.85)%	(3.13)%	(1.85)%	(2.85)%	(3.13)%	(1.85)%
5 Years	9.94%	9.39%	10.92%	60.61%	56.64%	67.90%
Since Inception	7.02%	7.05%	7.90%	54.08%	54.35%	62.31%

The inception date of the Fund was 12/17/07. The first day of secondary market trading was 12/19/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,031.30	$3.02	$1,000.00	$1,021.80	$3.01	0.60%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

BOND CREDIT QUALITY

As of 4/30/14

Moody’s Credit Rating	Percentage of Total Investments*

Aa3	3.85%
A1	2.74
A2	4.49
A3	3.93
Baa1	12.25
Baa2	11.59
Baa3	30.64
Ba1	7.60
Ba3	0.75
B1	4.71
B2	0.44
Caa1	3.22
Caa3	2.88
Not Rated	10.91

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 4/30/14

Country	Percentage of Total Investments*

Turkey	6.00%
Brazil	5.97
Mexico	5.85
Russia	5.64
Philippines	5.62
Indonesia	5.20
Colombia	4.66
Venezuela	4.30
Hungary	4.22
Poland	3.90

TOTAL	51.36%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

Performance as of April 30, 2014

The iShares 1-3 Year International Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of of non-U.S. developed market government bonds with remaining maturities between one and three years, as represented by the S&P/Citigroup International Treasury Bond Index Ex-US 1-3 Year (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 0.95%, net of fees, while the total return for the Index was 1.18%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.19%	2.46%	2.58%	2.19%	2.46%	2.58%
5 Years	1.66%	1.48%	2.15%	8.60%	7.61%	11.21%
Since Inception	1.76%	1.78%	2.23%	9.64%	9.75%	12.34%

The inception date of the Fund was 1/21/09. The first day of secondary market trading was 1/23/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,009.50	$1.74	$1,000.00	$1,023.10	$1.76	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

BOND CREDIT QUALITY

As of 4/30/14

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	38.52%
Aa1	11.43
Aa3	28.18
Baa2	11.28
Baa3	3.60
Ba3	4.79
Not Rated	2.20

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 4/30/14

Country	Percentage of Total Investments*

Japan	23.52%
France	6.76
Germany	6.43
Italy	6.27
Spain	5.02
Portugal	4.79
Canada	4.72
United Kingdom	4.66
Belgium	4.66
Austria	4.65

TOTAL	71.48%

*	Excludes money market funds.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® INTERNATIONAL TREASURY BOND ETF

Performance as of April 30, 2014

The iShares International Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. developed market government bonds, as represented by the S&P/Citigroup International Treasury Bond Index Ex-US (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 3.51%, net of fees, while the total return for the Index was 3.64%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.78%	3.81%	4.08%	3.78%	3.81%	4.08%
5 Years	4.29%	4.08%	4.75%	23.38%	22.12%	26.09%
Since Inception	4.29%	4.30%	4.78%	24.80%	24.86%	27.91%

The inception date of the Fund was 1/21/09. The first day of secondary market trading was 1/23/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,035.10	$1.77	$1,000.00	$1,023.10	$1.76	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

BOND CREDIT QUALITY

As of 4/30/14

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	38.70%
Aa1	12.41
Aa3	27.30
Baa2	11.70
Baa3	4.62
Ba3	4.13
Not Rated	1.14

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 4/30/14

Country	Percentage of Total Investments*

Japan	23.15%
Italy	7.06
France	7.01
Germany	5.84
United Kingdom	5.40
Austria	4.94
Spain	4.65
Belgium	4.65
Ireland	4.62
Australia	4.50

TOTAL	71.82%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2013 and held through April 30, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 0.54%

CHINA — 0.29%
State Grid Overseas Investment 2013 Ltd.
3.13%, 05/22/23[b]	$13,600	$12,696,280

		12,696,280
KAZAKHSTAN — 0.25%
KazAgro National Management Holding JSC
4.63%, 05/24/23[b]	11,800	11,018,250

		11,018,250

TOTAL CORPORATE BONDS & NOTES
(Cost: $23,719,041)		23,714,530

FOREIGN AGENCY OBLIGATIONS[a] — 19.07%

AZERBAIJAN — 0.34%
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23[b]	15,200	14,649,000

		14,649,000
BRAZIL — 1.57%
Banco Nacional de Desenvolvimento Economico e Social
3.38%, 09/26/16[b]	7,200	7,326,000
5.50%, 07/12/20[b]	12,200	13,054,000
5.75%, 09/26/23[b]	8,350	8,684,000
6.37%, 06/16/18[b]	6,100	6,732,875
6.50%, 06/10/19[b]	7,315	8,165,369
Brazil Minas SPE
5.33%, 02/15/28[b]	8,246	8,142,925
Caixa Economica Federal
2.38%, 11/06/17[b]	10,800	10,300,500
4.50%, 10/03/18[b]	6,000	6,090,000

		68,495,669
CHILE — 1.08%
Corporacion Nacional del Cobre de Chile
3.00%, 07/17/22[b]	18,028	17,084,391
3.75%, 11/04/20[b]	13,098	13,300,259
3.88%, 11/03/21[b]	16,420	16,631,319

		47,015,969

Security	Principal (000s)	Value

CHINA — 2.86%
Amber Circle Funding Ltd.
3.25%, 12/04/22[b]	$14,400	$13,336,272
CNOOC Curtis Funding No 1 Pty Ltd.
4.50%, 10/03/23[b]	16,400	16,753,748
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	17,497	18,171,334
Sinopec Group Overseas Development 2012 Ltd.
2.75%, 05/17/17[b]	10,648	10,884,386
3.90%, 05/17/22[b]	18,008	17,873,480
4.88%, 05/17/42[b]	15,744	15,417,470
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23[b]	32,500	32,793,358
Sinopec Group Overseas Development 2014 Ltd.
1.01%, 04/10/17[c,d]	11,000	10,978,000

		136,208,048
INDONESIA — 1.23%
Majapahit Holding BV
7.75%, 01/20/20[b]	4,165	4,784,544
PT Pertamina (Persero) Tbk
4.30%, 05/20/23[b]	6,800	6,188,000
4.88%, 05/03/22[b]	4,700	4,512,000
5.25%, 05/23/21[b]	5,200	5,226,000
5.63%, 05/20/43[b]	10,220	8,687,000
6.00%, 05/03/42[b]	11,438	10,151,225
PT Perusahaan Gas Negara (Persero) Tbk
5.25%, 10/24/42[b]	13,460	10,986,725
5.50%, 11/22/21[b]	3,000	3,045,000

		53,580,494
KAZAKHSTAN — 2.90%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[b]	15,334	13,877,270
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[b]	16,617	16,928,569

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2014

Security	Principal (000s)	Value

KazMunaiGaz Finance Sub BV
9.13%, 07/02/18[b]	$17,123	$20,461,985
KazMunayGas National Co. JSC
4.40%, 04/30/23[b]	8,429	7,965,405
5.75%, 04/30/43[b]	28,198	25,519,190
6.38%, 04/09/21[b]	20,070	21,851,212
7.00%, 05/05/20[b]	17,988	20,214,015

		126,817,646
MALAYSIA — 1.61%
Penerbangan Malaysia Bhd
5.63%, 03/15/16[b]	100	107,941
Petronas Capital Ltd.
5.25%, 08/12/19[b]	45,576	50,970,375
7.88%, 05/22/22[b]	15,006	19,322,176

		70,400,492
MEXICO — 2.55%
Comision Federal de Electricidad
4.88%, 05/26/21[b]	4,086	4,290,300
4.88%, 01/15/24[b]	4,400	4,543,000
Petroleos Mexicanos
5.50%, 01/21/21	27,696	30,396,360
5.50%, 06/27/44	11,500	11,356,250
6.38%, 01/23/45[b]	5,000	5,475,000
6.50%, 06/02/41	8,671	9,668,165
6.63%, 06/15/35	19,151	21,592,753
8.00%, 05/03/19	19,813	24,241,205

		111,563,033
PHILIPPINES — 0.56%
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19[b]	8,398	10,077,600
7.39%, 12/02/24[b]	11,466	14,475,825

		24,553,425
RUSSIA — 1.19%
Russian Agricultural Bank OJSC Via RSHB Capital SA
5.10%, 07/25/18[b]	6,000	5,640,000
5.30%, 12/27/17[b]	8,400	7,896,000
6.30%, 05/15/17[b]	3,045	2,976,488
Russian Railways OJSC via RZD Capital PLC
5.74%, 04/03/17[b]	14,940	15,481,575

Security	Principal (000s)	Value

Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23[b]	$3,800	$3,344,000
6.80%, 11/22/25[b]	14,600	13,322,500
6.90%, 07/09/20[b]	3,578	3,466,187

		52,126,750
SOUTH AFRICA — 1.06%
Eskom Holdings Ltd.
5.75%, 01/26/21[b]	21,157	21,765,264
6.75%, 08/06/23[b]	12,398	13,250,362
Transnet SOC Ltd.
4.00%, 07/26/22[b]	12,098	11,220,895

		46,236,521
VENEZUELA — 1.87%
Petroleos de Venezuela SA
5.38%, 04/12/27[b]	11,887	6,924,294
5.50%, 04/12/37[b]	6,448	3,610,880
6.00%, 11/15/26[b]	23,800	14,196,700
8.50%, 11/02/17[b]	31,794	28,534,756
9.00%, 11/17/21[b]	10,320	8,359,200
9.75%, 05/17/35[b]	12,033	9,205,245
12.75%, 02/17/22[b]	11,409	10,981,163

		81,812,238

TOTAL FOREIGN AGENCY OBLIGATIONS (Cost: $846,316,658)		833,459,285

FOREIGN GOVERNMENT OBLIGATIONS[a] — 78.28%

ANGOLA — 0.38%
Angola (Republic of)
7.00%, 08/16/19[b]	15,144	16,431,240

		16,431,240
ARGENTINA — 2.05%
Argentina (Republic of)
2.50%, 12/31/38[e]	67,971	28,717,747
8.28%, 12/31/33	75,835	60,843,774

		89,561,521
AZERBAIJAN — 0.42%
Azerbaijan (Republic of)
4.75%, 03/18/24[d]	10,400	10,478,000
4.75%, 03/18/24[b]	8,000	8,060,000

		18,538,000

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2014

Security	Principal (000s)	Value

BRAZIL — 4.28%
Brazil (Federative Republic of)
2.63%, 01/05/23	$23,760	$21,740,400
4.25%, 01/07/25	25,948	25,883,130
4.88%, 01/22/21	16,450	17,831,800
5.63%, 01/07/41	19,900	20,944,750
5.88%, 01/15/19	12,634	14,421,711
6.00%, 01/17/17	13,946	15,507,952
7.13%, 01/20/37	16,832	20,703,360
8.25%, 01/20/34	14,145	19,237,200
8.75%, 02/04/25	3,500	4,830,000
10.13%, 05/15/27	9,696	14,980,320
11.00%, 08/17/40 (Call 08/17/15)	9,561	10,780,027

		186,860,650
CHILE — 0.78%
Chile (Republic of)
3.25%, 09/14/21	17,525	17,787,875
3.88%, 08/05/20	15,073	16,097,964

		33,885,839
COLOMBIA — 4.56%
Colombia (Republic of)
2.63%, 03/15/23 (Call 12/15/22)	10,600	9,699,000
4.00%, 02/26/24	18,700	18,887,000
4.38%, 07/12/21	21,947	23,296,740
5.63%, 02/26/44 (Call 08/26/43)	23,500	25,321,250
6.13%, 01/18/41	31,955	36,748,250
7.38%, 01/27/17	20,579	23,645,271
7.38%, 03/18/19	23,039	27,934,787
7.38%, 09/18/37	16,778	21,979,180
8.13%, 05/21/24	8,837	11,695,770

		199,207,248
COSTA RICA — 0.65%
Costa Rica (Republic of)
4.25%, 01/26/23[b]	14,927	13,732,840
7.00%, 04/04/44[d]	14,600	14,527,000

		28,259,840
CROATIA — 2.97%
Croatia (Republic of)
5.50%, 04/04/23[b]	29,349	29,569,118
6.00%, 01/26/24[b]	20,158	20,964,320

Security	Principal (000s)	Value

6.25%, 04/27/17[b]	$24,214	$25,969,515
6.38%, 03/24/21[b]	16,964	18,215,095
6.63%, 07/14/20[b]	15,570	16,971,300
6.75%, 11/05/19[b]	16,681	18,286,546

		129,975,894
DOMINICAN REPUBLIC — 0.92%
Dominican Republic
5.88%, 04/18/24[b]	15,000	14,962,500
7.50%, 05/06/21[b]	22,757	25,317,163

		40,279,663
EGYPT — 0.37%
Egypt (Arab Republic of)
5.75%, 04/29/20[b]	15,724	16,014,894

		16,014,894
EL SALVADOR — 0.36%
El Salvador (Republic of)
7.65%, 06/15/35[b]	15,172	15,778,880

		15,778,880
GABON — 0.54%
Gabonese (Republic of)
6.38%, 12/12/24[b]	22,270	23,661,875

		23,661,875
GHANA — 0.31%
Ghana (Republic of)
7.88%, 08/07/23[b]	14,700	13,656,300

		13,656,300
HUNGARY — 4.13%
Hungary (Republic of)
4.00%, 03/25/19	5,000	5,035,500
4.13%, 02/19/18	22,798	23,443,183
5.38%, 02/21/23	22,172	23,140,916
5.38%, 03/25/24	8,000	8,350,000
5.75%, 11/22/23	37,048	39,489,834
6.25%, 01/29/20	22,525	24,934,950
6.38%, 03/29/21	35,022	38,972,482
7.63%, 03/29/41	14,438	17,325,744

		180,692,609
INDONESIA — 3.86%
Indonesia (Republic of)
3.38%, 04/15/23[b]	7,900	7,129,750
4.63%, 04/15/43[b]	3,860	3,232,750
4.88%, 05/05/21[b]	21,920	22,605,000

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2014

Security	Principal (000s)	Value

5.25%, 01/17/42[b]	$14,448	$13,256,040
5.38%, 10/17/23[b]	6,000	6,262,500
5.88%, 03/13/20[b]	16,000	17,520,000
6.63%, 02/17/37[b]	11,657	12,589,560
6.75%, 01/15/44[b]	25,550	28,296,625
6.88%, 03/09/17[b]	6,240	7,020,000
6.88%, 01/17/18[b]	9,883	11,229,559
7.75%, 01/17/38[b]	12,128	14,674,880
8.50%, 10/12/35[b]	8,220	10,665,450
11.63%, 03/04/19[b]	10,649	14,376,150

		168,858,264
IRAQ — 0.84%
Iraq (Republic of)
5.80%, 01/15/28[b] (Call 06/15/14)	41,309	36,909,592

		36,909,592
IVORY COAST — 0.83%
Ivory Coast (Republic of)
7.77%, 12/31/32[b,e]	38,437	36,226,873

		36,226,873
LATVIA — 0.86%
Latvia (Republic of)
2.75%, 01/12/20[b]	20,158	19,500,648
5.25%, 02/22/17[b]	16,555	17,995,947

		37,496,595
LEBANON — 2.94%
Lebanon (Republic of)
5.15%, 11/12/18[b]	20,298	20,145,765
6.00%, 01/27/23[b]	13,322	13,022,255
6.10%, 10/04/22[b]	18,390	18,206,100
6.38%, 03/09/20	15,362	15,861,265
6.75%, 11/29/27[b]	16,492	16,574,460
8.25%, 04/12/21[b]	22,058	24,870,395
9.00%, 03/20/17	17,884	19,940,660

		128,620,900
LITHUANIA — 2.07%
Lithuania (Republic of)
6.13%, 03/09/21[b]	24,251	27,909,748
6.63%, 02/01/22[b]	21,752	25,895,103
7.38%, 02/11/20[b]	30,205	36,569,496

		90,374,347

Security	Principal (000s)	Value

MEXICO — 3.17%
United Mexican States
3.63%, 03/15/22	$25,006	$25,381,090
4.00%, 10/02/23	30,938	31,757,857
4.75%, 03/08/44	13,934	13,585,650
5.55%, 01/21/45	10,800	11,799,000
5.63%, 01/15/17	7,646	8,502,352
5.75%, 10/12/49	10,822	10,957,275
5.95%, 03/19/19	11,572	13,423,520
6.05%, 01/11/40	11,884	13,785,440
6.75%, 09/27/34	7,482	9,352,500

		138,544,684
MONGOLIA — 0.28%
Mongolia (Government of)
5.13%, 12/05/22[b]	14,300	12,047,750

		12,047,750
MOROCCO — 0.56%
Morocco (Republic of)
4.25%, 12/11/22[b]	25,409	24,456,163

		24,456,163
PAKISTAN — 0.24%
Pakistan (Islamic Republic of)
7.25%, 04/15/19[d]	5,500	5,500,000
8.25%, 04/15/24[d]	5,000	4,950,000

		10,450,000
PANAMA — 1.41%
Panama (Republic of)
5.20%, 01/30/20	19,612	21,769,320
6.70%, 01/26/36	33,196	39,835,200

		61,604,520
PERU — 3.43%
Peru (Republic of)
5.63%, 11/18/50	21,138	23,198,955
6.55%, 03/14/37	14,105	17,560,725
7.13%, 03/30/19	16,459	20,038,832
7.35%, 07/21/25	26,524	34,812,750
8.75%, 11/21/33	35,784	54,123,300

		149,734,562
PHILIPPINES — 4.94%
Philippines (Republic of the)
4.00%, 01/15/21	29,100	30,627,750
5.00%, 01/13/37	15,282	16,848,405
5.50%, 03/30/26	14,000	15,872,500

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2014

Security	Principal (000s)	Value

6.38%, 01/15/32	$14,475	$17,804,250
6.38%, 10/23/34	24,448	30,590,560
7.75%, 01/14/31	19,538	26,913,595
8.38%, 06/17/19	9,905	12,591,731
9.50%, 02/02/30	18,829	29,443,849
10.63%, 03/16/25	22,550	35,206,187

		215,898,827
POLAND — 3.82%
Poland (Republic of)
3.00%, 03/17/23	35,407	33,284,350
4.00%, 01/22/24	20,200	20,370,084
5.00%, 03/23/22	36,674	39,933,585
5.13%, 04/21/21	21,150	23,454,293
6.38%, 07/15/19	42,454	49,934,395

		166,976,707
ROMANIA — 2.08%
Romania (Republic of)
4.38%, 08/22/23[b]	44,052	44,712,780
4.88%, 01/22/24[b]	3,500	3,675,000
6.13%, 01/22/44[b]	24,510	27,022,275
6.75%, 02/07/22[b]	13,024	15,466,000

		90,876,055
RUSSIA — 4.33%
Russian Federation (The)
3.25%, 04/04/17[b]	8,600	8,696,750
3.50%, 01/16/19[b]	4,200	4,089,750
4.50%, 04/04/22[b]	10,400	9,906,000
4.88%, 09/16/23[b]	6,000	5,722,500
5.00%, 04/29/20[b]	19,900	20,148,750
5.63%, 04/04/42[b]	14,200	13,010,750
5.88%, 09/16/43[b]	12,800	11,936,000
7.50%, 03/31/30[b,e]	69,830	77,859,987
11.00%, 07/24/18[b]	15,559	19,915,520
12.75%, 06/24/28[b]	11,295	18,128,475

		189,414,482
SERBIA — 1.67%
Serbia (Republic of)
4.88%, 02/25/20[b]	20,692	20,562,675
5.88%, 12/03/18[b]	19,500	20,523,750
7.25%, 09/28/21[b]	28,554	31,766,325

		72,852,750

Security	Principal (000s)	Value

SLOVAKIA — 0.57%
Slovakia (Republic of)
4.38%, 05/21/22[b]	$23,659	$24,968,999

		24,968,999
SOUTH AFRICA — 2.68%
South Africa (Republic of)
4.67%, 01/17/24	20,112	20,338,260
5.50%, 03/09/20	27,392	29,891,520
5.88%, 05/30/22	13,130	14,574,300
5.88%, 09/16/25	25,320	27,788,700
6.88%, 05/27/19	21,222	24,511,410

		117,104,190
SRI LANKA — 1.43%
Sri Lanka (Democratic Socialist Republic of)
5.88%, 07/25/22[b]	14,084	14,048,790
6.00%, 01/14/19[d]	10,000	10,412,500
6.00%, 01/14/19[b]	5,000	5,206,250
6.25%, 10/04/20[b]	20,384	21,250,320
6.25%, 07/27/21[b]	11,306	11,673,445

		62,591,305
TURKEY — 5.88%
Turkey (Republic of)
3.25%, 03/23/23	22,742	20,467,800
4.88%, 04/16/43	10,693	9,730,630
5.63%, 03/30/21	10,000	10,725,000
5.75%, 03/22/24	29,005	31,035,350
6.00%, 01/14/41	18,870	19,577,625
6.25%, 09/26/22	16,789	18,677,762
6.63%, 02/17/45	12,627	14,173,807
6.75%, 04/03/18	11,051	12,404,748
6.75%, 05/30/40	12,101	13,674,130
6.88%, 03/17/36	18,429	21,055,132
7.00%, 09/26/16	11,100	12,251,625
7.00%, 03/11/19	14,450	16,509,125
7.00%, 06/05/20	11,298	12,978,578
7.25%, 03/05/38	6,132	7,312,410
7.50%, 07/14/17	22,579	25,669,501
8.00%, 02/14/34	8,259	10,530,225

		256,773,448

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

April 30, 2014

Security	Principal (000s)	Value

UKRAINE — 2.82%
Ukraine (Government of)
6.25%, 06/17/16[b]	$14,300	$12,083,500
6.58%, 11/21/16[b]	12,650	10,657,625
7.50%, 04/17/23[b]	17,900	14,901,750
7.75%, 09/23/20[b]	16,801	14,154,843
7.80%, 11/28/22[b]	32,889	27,544,537
7.95%, 02/23/21[b]	16,562	14,036,295
9.25%, 07/24/17[b]	33,493	30,059,967

		123,438,517
URUGUAY — 1.74%
Uruguay (Republic of)
4.50%, 08/14/24	27,534	28,360,020
7.63%, 03/21/36	20,151	26,297,055
7.88%, 01/15/33[f]	16,311	21,530,520

		76,187,595
VENEZUELA — 2.33%
Venezuela (Bolivarian Republic of)
6.00%, 12/09/20[b]	5,000	3,587,500
7.00%, 12/01/18[b]	4,300	3,515,250
7.00%, 03/31/38[b]	7,494	5,020,980
7.65%, 04/21/25	5,200	3,835,000
7.75%, 10/13/19[b]	12,147	9,869,438
8.25%, 10/13/24[b]	6,146	4,717,055
9.00%, 05/07/23[b]	13,835	11,310,113
9.25%, 09/15/27	22,377	18,461,025
9.25%, 05/07/28[b]	6,998	5,545,915
9.38%, 01/13/34	7,782	6,167,235
11.75%, 10/21/26[b]	7,749	7,167,825
11.95%, 08/05/31[b]	13,952	12,870,904
12.75%, 08/23/22[b]	10,029	9,928,710

		101,996,950
VIETNAM — 0.43%
Vietnam (Socialist Republic of)
6.75%, 01/29/20[b]	16,710	18,798,750

		18,798,750
ZAMBIA — 0.35%
Zambia (Government of)
8.50%, 04/14/24[d]	14,800	15,466,000

		15,466,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $3,434,323,801)		3,421,473,278

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.77%

MONEY MARKET FUNDS — 0.77%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[g,h]	33,856	$33,855,550

		33,855,550

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,855,550)		33,855,550

TOTAL INVESTMENTS IN SECURITIES — 98.66%
(Cost: $4,338,215,050)		4,312,502,643
Other Assets, Less Liabilities — 1.34%		58,451,681

NET ASSETS — 100.00%		$4,370,954,324

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[g]	Affiliated issuer. See Note 2.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

April 30, 2014

Security		Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.59%

AUSTRALIA — 4.28%
Australia (Commonwealth of)
4.75%, 10/21/15	AUD	1,909	$1,821,245
4.75%, 06/15/16	AUD	4,814	4,641,235
6.00%, 02/15/17	AUD	1,175	1,178,002

			7,640,482
AUSTRIA — 4.53%
Austria (Republic of)
3.20%, 02/20/17[a]	EUR	1,575	2,358,695
3.50%, 07/15/15[a]	EUR	2,170	3,128,231
4.00%, 09/15/16[a]	EUR	1,725	2,603,423

			8,090,349
BELGIUM — 4.55%
Belgium (Kingdom of)
2.75%, 03/28/16[a]	EUR	1,195	1,734,674
3.25%, 09/28/16[a]	EUR	1,300	1,929,952
3.50%, 03/28/15[a]	EUR	892	1,273,313
3.75%, 09/28/15[a]	EUR	1,472	2,141,942
8.00%, 03/28/15	EUR	699	1,036,085

			8,115,966
CANADA — 4.60%
Canada (Government of)
1.00%, 02/01/15	CAD	950	865,790
1.00%, 05/01/15	CAD	1,433	1,306,041
1.00%, 11/01/15	CAD	750	683,119
1.00%, 08/01/16	CAD	800	727,733
1.25%, 02/01/16	CAD	929	849,259
1.50%, 08/01/15	CAD	47	43,094
1.50%, 02/01/17	CAD	150	137,818
1.50%, 03/01/17	CAD	800	735,764
2.00%, 12/01/14	CAD	94	86,173
2.00%, 06/01/16	CAD	875	812,715
2.50%, 06/01/15	CAD	20	18,523
2.75%, 09/01/16	CAD	925	874,984
3.00%, 12/01/15	CAD	29	27,240
4.00%, 06/01/16	CAD	1,060	1,024,369
4.50%, 06/01/15	CAD	23	21,752

			8,214,374
DENMARK — 4.08%
Denmark (Kingdom of)
2.50%, 11/15/16	DKK	11,350	2,231,668
4.00%, 11/15/15	DKK	25,593	5,040,066

			7,271,734

Security		Principal (000s)	Value

FINLAND — 3.68%
Finland (Republic of)
1.75%, 04/15/16[a]	EUR	2,503	$3,575,724
1.88%, 04/15/17[a]	EUR	100	144,850
4.25%, 07/04/15[a]	EUR	1,955	2,839,462

			6,560,036
FRANCE — 6.60%
France (Republic of)
0.25%, 11/25/15	EUR	550	763,159
1.75%, 02/25/17	EUR	1,950	2,810,489
2.00%, 07/12/15	EUR	532	754,045
2.25%, 02/25/16	EUR	953	1,370,558
2.50%, 07/25/16	EUR	676	983,541
3.00%, 10/25/15	EUR	1,090	1,574,238
3.25%, 04/25/16	EUR	1,090	1,600,407
3.75%, 04/25/17	EUR	1,000	1,525,495
5.00%, 10/25/16	EUR	250	386,986

			11,768,918
GERMANY — 6.28%
Germany (Federal Republic of)
0.00%, 06/12/15	EUR	525	726,779
0.75%, 02/24/17	EUR	2,600	3,660,870
1.25%, 10/14/16	EUR	450	640,388
1.75%, 10/09/15	EUR	760	1,078,595
2.25%, 04/10/15	EUR	109	154,415
3.25%, 07/04/15	EUR	785	1,127,461
3.50%, 01/04/16	EUR	1,749	2,560,863
3.75%, 01/04/17	EUR	75	113,859
4.00%, 07/04/16	EUR	649	975,076
6.00%, 06/20/16	EUR	100	155,856

			11,194,162
IRELAND — 3.51%
Ireland (Republic of)
4.60%, 04/18/16	EUR	4,177	6,260,395

			6,260,395
ITALY — 6.11%
Italy (Republic of)
1.50%, 12/15/16	EUR	325	456,014
2.25%, 05/15/16	EUR	343	489,155
2.75%, 12/01/15	EUR	487	696,108
2.75%, 11/15/16	EUR	250	361,837
3.00%, 06/15/15	EUR	646	918,354
3.00%, 11/01/15	EUR	1,306	1,871,315

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

April 30, 2014

Security		Principal (000s)	Value

3.75%, 08/01/15	EUR	641	$921,938
3.75%, 04/15/16	EUR	358	524,430
3.75%, 08/01/16	EUR	826	1,217,775
4.00%, 02/01/17	EUR	1,750	2,619,486
4.50%, 07/15/15	EUR	50	72,431
4.75%, 09/15/16	EUR	500	754,837

			10,903,680
JAPAN — 22.95%
Japan (Government of)
0.10%, 04/15/15	JPY	116,450	1,140,309
0.10%, 05/15/15	JPY	130,150	1,274,425
0.10%, 08/15/15	JPY	179,750	1,760,002
0.10%, 09/15/15	JPY	186,400	1,825,133
0.10%, 10/15/15	JPY	25,650	251,154
0.20%, 06/15/15	JPY	38,500	377,421
0.20%, 07/15/15	JPY	174,050	1,706,320
0.20%, 06/20/17	JPY	205,000	2,012,492
0.30%, 06/20/15	JPY	31,500	309,153
0.30%, 09/20/15	JPY	78,650	772,287
0.30%, 06/20/16	JPY	72,450	712,421
0.30%, 09/20/16	JPY	104,000	1,023,079
0.30%, 12/20/16	JPY	725,000	7,134,667
0.40%, 06/20/15	JPY	192,850	1,894,857
0.40%, 09/20/15	JPY	51,450	505,902
0.40%, 06/20/16	JPY	311,850	3,073,012
0.40%, 09/20/16	JPY	246,700	2,432,609
0.40%, 12/20/16	JPY	100,000	986,667
0.50%, 03/20/15	JPY	140,850	1,384,122
0.50%, 12/20/15	JPY	94,400	930,388
0.50%, 03/20/16	JPY	114,650	1,131,112
0.60%, 12/20/15	JPY	21,200	209,283
0.60%, 03/20/16	JPY	51,450	508,542
1.20%, 06/20/15	JPY	20,700	205,225
1.30%, 03/20/15	JPY	101,700	1,006,388
1.30%, 06/20/15	JPY	59,750	593,043
1.40%, 09/20/15	JPY	90,000	897,093
1.40%, 12/20/15	JPY	69,000	689,980
1.50%, 09/20/15	JPY	176,950	1,766,191
1.50%, 12/20/15	JPY	74,300	744,171
1.60%, 12/20/15	JPY	70,800	710,246
1.70%, 09/20/16	JPY	95,000	965,652

			40,933,346

Security		Principal (000s)	Value

NETHERLANDS — 4.29%
Netherlands (Kingdom of the)
0.00%, 04/15/16[a]	EUR	1,090	$1,504,664
0.50%, 04/15/17	EUR	700	974,855
2.50%, 01/15/17[a]	EUR	925	1,358,344
3.25%, 07/15/15[a]	EUR	1,360	1,954,419
4.00%, 07/15/16[a]	EUR	1,234	1,852,699

			7,644,981
NORWAY — 2.25%
Norway (Kingdom of)
5.00%, 05/15/15	NOK	23,084	4,017,347

			4,017,347
PORTUGAL — 4.68%
Portugal (Republic of)
3.35%, 10/15/15[a]	EUR	2,867	4,117,725
3.60%, 10/15/14[a]	EUR	215	301,734
4.20%, 10/15/16[a]	EUR	1,750	2,592,698
6.40%, 02/15/16[a]	EUR	877	1,329,492

			8,341,649
SPAIN — 4.90%
Spain (Kingdom of)
2.75%, 03/31/15	EUR	415	586,546
3.00%, 04/30/15	EUR	1,591	2,257,840
3.15%, 01/31/16	EUR	833	1,204,152
3.25%, 04/30/16	EUR	849	1,234,968
3.30%, 07/30/16	EUR	693	1,013,227
3.75%, 10/31/15	EUR	622	901,804
3.80%, 01/31/17	EUR	250	372,961
4.00%, 07/30/15	EUR	807	1,165,046

			8,736,544
SWEDEN — 3.43%
Sweden (Kingdom of)
3.00%, 07/12/16	SEK	15,960	2,574,456
4.50%, 08/12/15	SEK	21,950	3,536,473

			6,110,929
SWITZERLAND — 2.32%
Switzerland (Confederation of)
2.50%, 03/12/16[b]	CHF	3,084	3,666,683
3.75%, 06/10/15[b]	CHF	393	464,619

			4,131,302
UNITED KINGDOM — 4.55%
United Kingdom
1.75%, 01/22/17[b]	GBP	1,300	2,234,320
2.00%, 01/22/16[b]	GBP	917	1,582,724

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

April 30, 2014

Security		Principal or Shares (000s)	Value

4.00%, 09/07/16[b]	GBP	925	$1,675,444
4.75%, 09/07/15[b]	GBP	1,162	2,074,022
8.00%, 12/07/15[b]	GBP	292	551,755

			8,118,265

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $169,959,426)			174,054,459

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]		4	4,392

			4,392

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,392)			4,392

TOTAL INVESTMENTS IN SECURITIES — 97.59%
(Cost: $169,963,818)			174,058,851
Other Assets, Less Liabilities — 2.41%			4,286,525

NET ASSETS — 100.00%			$178,345,376

AUD  —  Australian Dollar

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

JPY  —  Japanese Yen

NOK  —  Norwegian Krone

SEK  —  Swedish Krona

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2014

Security	Principal (000s)		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.70%

AUSTRALIA — 4.40%
Australia (Commonwealth of)
2.75%, 04/21/24	AUD	1,125	$939,601
3.25%, 10/21/18	AUD	250	231,396
3.25%, 04/21/25[a]	AUD	900	776,006
3.25%, 04/21/29[a]	AUD	1,746	1,425,987
4.25%, 07/21/17	AUD	1,429	1,373,704
4.50%, 04/15/20	AUD	1,660	1,621,051
4.50%, 04/21/33[a]	AUD	1,650	1,530,718
4.75%, 10/21/15	AUD	2,650	2,528,182
4.75%, 06/15/16	AUD	1,784	1,719,976
4.75%, 04/21/27[a]	AUD	1,171	1,146,715
5.25%, 03/15/19	AUD	2,172	2,185,236
5.50%, 01/21/18	AUD	3,194	3,204,379
5.50%, 04/21/23	AUD	2,529	2,632,963
5.75%, 05/15/21	AUD	1,187	1,243,142
5.75%, 07/15/22	AUD	2,061	2,172,229
6.00%, 02/15/17	AUD	1,709	1,713,366
6.25%, 04/15/15	AUD	882	844,978

			27,289,629
AUSTRIA — 4.83%
Austria (Republic of)
1.15%, 10/19/18	EUR	50	70,729
1.75%, 10/20/23[b]	EUR	2,050	2,854,392
1.95%, 06/18/19[b]	EUR	350	512,202
2.40%, 05/23/34[b]	EUR	250	345,984
3.15%, 06/20/44[b]	EUR	600	935,047
3.20%, 02/20/17[b]	EUR	1,440	2,156,521
3.40%, 11/22/22[b]	EUR	1,384	2,204,433
3.50%, 07/15/15	EUR	1,900	2,739,004
3.50%, 09/15/21[b]	EUR	1,460	2,335,263
3.65%, 04/20/22[b]	EUR	674	1,089,536
3.80%, 01/26/62[b]	EUR	257	470,932
3.90%, 07/15/20[b]	EUR	1,212	1,963,829
4.00%, 09/15/16[b]	EUR	1,445	2,180,839
4.15%, 03/15/37[b]	EUR	1,195	2,133,906
4.30%, 09/15/17[b]	EUR	1,045	1,635,814
4.35%, 03/15/19[b]	EUR	848	1,376,114
4.65%, 01/15/18[b]	EUR	1,455	2,323,392
4.85%, 03/15/26[b]	EUR	800	1,444,762
6.25%, 07/15/27	EUR	598	1,224,703

			29,997,402

Security	Principal (000s)		Value

BELGIUM — 4.54%
Belgium (Kingdom of)
1.25%, 06/22/18[a]	EUR	675	$956,473
2.25%, 06/22/23[a]	EUR	850	1,215,963
2.75%, 03/28/16[b]	EUR	875	1,270,434
3.00%, 09/28/19[a]	EUR	655	1,003,075
3.00%, 06/22/34	EUR	300	426,351
3.25%, 09/28/16[b]	EUR	1,037	1,538,994
3.50%, 06/28/17	EUR	1,000	1,517,425
3.75%, 09/28/15	EUR	575	836,627
3.75%, 09/28/20[b]	EUR	1,147	1,836,943
3.75%, 06/22/45[a]	EUR	275	436,163
4.00%, 03/28/17	EUR	175	267,796
4.00%, 03/28/18[b]	EUR	1,417	2,219,342
4.00%, 03/28/19	EUR	722	1,151,140
4.00%, 03/28/22	EUR	969	1,585,368
4.00%, 03/28/32[a]	EUR	950	1,557,694
4.25%, 09/28/21[b]	EUR	825	1,367,628
4.25%, 09/28/22[a]	EUR	795	1,321,794
4.25%, 03/28/41[b]	EUR	806	1,389,172
4.50%, 03/28/26[b]	EUR	550	939,137
5.00%, 03/28/35[b]	EUR	1,821	3,383,934
5.50%, 09/28/17	EUR	100	161,942
5.50%, 03/28/28	EUR	969	1,825,626

			28,209,021
CANADA — 4.23%
Canada (Government of)
1.00%, 05/01/15	CAD	435	396,461
1.00%, 11/01/15	CAD	375	341,559
1.00%, 08/01/16	CAD	700	636,767
1.25%, 02/01/16	CAD	425	388,520
1.25%, 03/01/18	CAD	825	747,107
1.25%, 09/01/18	CAD	800	719,622
1.50%, 08/01/15	CAD	700	641,829
1.50%, 02/01/17	CAD	250	229,696
1.50%, 03/01/17	CAD	575	528,830
1.50%, 09/01/17	CAD	500	458,262
1.50%, 06/01/23	CAD	1,750	1,493,189
1.75%, 03/01/19	CAD	1,025	937,533
2.00%, 06/01/16	CAD	825	766,274
2.50%, 06/01/15	CAD	589	545,495
2.50%, 06/01/24	CAD	2,425	2,230,660
2.75%, 09/01/16	CAD	550	520,261

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2014

Security	Principal (000s)		Value
2.75%, 06/01/22	CAD	1,088	$1,035,694
3.00%, 12/01/15	CAD	1,293	1,214,521
3.25%, 06/01/21	CAD	1,150	1,134,711
3.50%, 06/01/20	CAD	1,125	1,123,606
3.50%, 12/01/45	CAD	1,245	1,269,447
3.75%, 06/01/19	CAD	991	994,143
4.00%, 06/01/16	CAD	700	676,470
4.00%, 06/01/17	CAD	1,023	1,010,332
4.00%, 06/01/41	CAD	1,195	1,304,695
4.25%, 06/01/18	CAD	825	835,006
4.50%, 06/01/15	CAD	25	23,643
5.00%, 06/01/37	CAD	1,028	1,268,015
5.75%, 06/01/29	CAD	609	765,860
5.75%, 06/01/33	CAD	970	1,264,743
8.00%, 06/01/27	CAD	400	585,386
9.00%, 06/01/25	CAD	120	178,768

			26,267,105
DENMARK — 4.17%
Denmark (Kingdom of)
1.50%, 11/15/23	DKK	13,832	2,560,743
2.00%, 11/15/14	DKK	—	32
2.50%, 11/15/16	DKK	5,791	1,138,547
3.00%, 11/15/21	DKK	19,204	4,037,375
4.00%, 11/15/15	DKK	18,555	3,654,090
4.00%, 11/15/17	DKK	10,973	2,299,003
4.00%, 11/15/19	DKK	19,092	4,167,995
4.50%, 11/15/39	DKK	24,933	6,535,427
7.00%, 11/10/24	DKK	5,239	1,495,178

			25,888,390
FINLAND — 4.06%
Finland (Republic of)
1.13%, 09/15/18[b]	EUR	1,250	1,769,497
1.50%, 04/15/23[b]	EUR	1,088	1,498,269
1.63%, 09/15/22[b]	EUR	1,225	1,716,935
1.75%, 04/15/16[b]	EUR	1,038	1,482,861
1.88%, 04/15/17[b]	EUR	1,125	1,629,563
2.00%, 04/15/24	EUR	1,450	2,052,375
2.63%, 07/04/42[b]	EUR	620	894,167
2.75%, 07/04/28[b]	EUR	843	1,251,417
3.38%, 04/15/20[b]	EUR	1,550	2,444,896
3.50%, 04/15/21[b]	EUR	1,489	2,379,873
3.88%, 09/15/17[b]	EUR	1,504	2,325,354
4.00%, 07/04/25[b]	EUR	1,412	2,370,807

Security	Principal (000s)		Value
4.25%, 07/04/15[b]	EUR	885	$1,285,383
4.38%, 07/04/19[b]	EUR	1,290	2,110,659

			25,212,056
FRANCE — 6.84%
France (Republic of)
0.25%, 11/25/15	EUR	325	450,957
1.00%, 07/25/17	EUR	325	458,929
1.00%, 05/25/18	EUR	100	140,789
1.00%, 11/25/18	EUR	500	701,753
1.00%, 05/25/19	EUR	75	104,652
1.75%, 02/25/17	EUR	275	396,351
1.75%, 05/25/23	EUR	630	873,631
2.00%, 07/12/15	EUR	325	460,281
2.25%, 02/25/16	EUR	75	107,807
2.25%, 10/25/22	EUR	463	673,789
2.25%, 05/25/24	EUR	225	320,347
2.50%, 07/25/16	EUR	250	363,830
2.50%, 10/25/20	EUR	295	443,067
2.75%, 10/25/27	EUR	652	946,465
3.00%, 10/25/15	EUR	975	1,407,759
3.00%, 04/25/22	EUR	1,097	1,692,491
3.25%, 04/25/16	EUR	825	1,211,645
3.25%, 10/25/21	EUR	550	862,968
3.50%, 04/25/15	EUR	1,350	1,931,815
3.50%, 04/25/20	EUR	2,550	4,037,563
3.50%, 04/25/26	EUR	705	1,110,983
3.75%, 04/25/17	EUR	525	800,885
3.75%, 10/25/19	EUR	1,300	2,074,225
3.75%, 04/25/21	EUR	100	161,451
4.00%, 10/25/38	EUR	736	1,235,762
4.00%, 04/25/55	EUR	309	528,850
4.00%, 04/25/60	EUR	347	597,347
4.25%, 10/25/18	EUR	2,749	4,409,277
4.25%, 10/25/23	EUR	2,675	4,497,296
4.50%, 04/25/41	EUR	625	1,135,237
4.75%, 04/25/35	EUR	825	1,515,363
5.00%, 10/25/16	EUR	2,131	3,298,401
5.50%, 04/25/29	EUR	525	1,007,772
5.75%, 10/25/32	EUR	391	792,090
6.00%, 10/25/25	EUR	275	532,571
8.50%, 10/25/19	EUR	250	487,667
8.50%, 04/25/23	EUR	335	727,407

			42,499,473

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2014

Security	Principal (000s)		Value
GERMANY — 5.71%
Germany (Federal Republic of)
0.25%, 09/11/15	EUR	50	$69,427
0.25%, 04/13/18	EUR	660	910,438
0.50%, 04/07/17	EUR	1,828	2,555,306
0.50%, 02/23/18	EUR	325	453,287
1.00%, 10/12/18	EUR	340	482,241
1.50%, 09/04/22	EUR	575	814,216
1.50%, 02/15/23	EUR	355	500,071
1.50%, 05/15/23	EUR	375	526,669
1.75%, 10/09/15	EUR	1,125	1,595,651
1.75%, 07/04/22	EUR	820	1,186,872
1.75%, 02/15/24	EUR	325	461,935
2.00%, 02/26/16	EUR	100	143,325
2.00%, 01/04/22	EUR	575	850,491
2.00%, 08/15/23	EUR	700	1,022,142
2.25%, 09/04/20	EUR	221	333,028
2.25%, 09/04/21	EUR	498	750,646
2.50%, 01/04/21	EUR	1,950	2,986,531
2.50%, 07/04/44	EUR	362	518,998
2.75%, 04/08/16	EUR	300	436,742
3.00%, 07/04/20	EUR	75	117,909
3.25%, 07/04/15	EUR	1,275	1,831,581
3.25%, 01/04/20	EUR	290	458,982
3.25%, 07/04/21	EUR	375	601,542
3.25%, 07/04/42	EUR	483	796,944
3.50%, 01/04/16	EUR	800	1,171,390
3.50%, 07/04/19	EUR	721	1,147,808
3.75%, 01/04/19	EUR	1,173	1,872,047
4.00%, 07/04/16	EUR	200	300,374
4.00%, 01/04/37	EUR	489	879,989
4.25%, 07/04/17	EUR	2,039	3,183,908
4.25%, 07/04/18	EUR	1,110	1,784,551
4.25%, 07/04/39	EUR	350	663,919
4.75%, 07/04/28	EUR	164	306,410
4.75%, 07/04/34	EUR	406	789,435
4.75%, 07/04/40	EUR	307	627,540
5.50%, 01/04/31	EUR	462	942,958
5.63%, 01/04/28	EUR	200	401,506
6.25%, 01/04/24	EUR	125	249,499
6.25%, 01/04/30	EUR	100	216,148
6.50%, 07/04/27	EUR	225	482,907

			35,425,363

Security	Principal (000s)		Value
IRELAND — 4.52%
Ireland (Republic of)
3.40%, 03/18/24	EUR	1,000	$1,455,752
3.90%, 03/20/23	EUR	1,133	1,740,662
4.40%, 06/18/19	EUR	1,384	2,208,251
4.50%, 02/18/15	EUR	622	890,556
4.50%, 10/18/18	EUR	1,811	2,881,369
4.50%, 04/18/20	EUR	2,506	4,020,766
4.60%, 04/18/16	EUR	1,941	2,908,959
5.00%, 10/18/20	EUR	1,907	3,150,462
5.40%, 03/13/25	EUR	2,285	3,866,602
5.50%, 10/18/17	EUR	1,496	2,409,983
5.90%, 10/18/19	EUR	1,470	2,513,679

			28,047,041
ITALY — 6.89%
Italy (Republic of)
2.25%, 05/15/16	EUR	200	285,222
2.50%, 03/01/15	EUR	375	527,808
2.50%, 05/01/19	EUR	175	250,954
2.75%, 12/01/15	EUR	904	1,292,159
2.75%, 11/15/16	EUR	450	651,307
3.00%, 04/15/15	EUR	194	274,884
3.00%, 06/15/15	EUR	801	1,138,702
3.00%, 11/01/15	EUR	601	861,149
3.50%, 11/01/17	EUR	291	433,045
3.50%, 06/01/18	EUR	297	443,629
3.50%, 12/01/18	EUR	525	787,011
3.75%, 08/01/15	EUR	471	677,430
3.75%, 04/15/16	EUR	329	481,949
3.75%, 08/01/16	EUR	532	784,330
3.75%, 03/01/21	EUR	693	1,045,993
3.75%, 05/01/21	EUR	400	602,073
3.75%, 08/01/21[a]	EUR	671	1,009,903
3.75%, 09/01/24	EUR	350	510,785
4.00%, 02/01/17	EUR	749	1,121,140
4.00%, 09/01/20	EUR	466	715,895
4.00%, 02/01/37[a]	EUR	662	951,683
4.25%, 02/01/15	EUR	619	881,190
4.25%, 02/01/19[a]	EUR	795	1,231,034
4.25%, 09/01/19	EUR	564	876,254
4.25%, 03/01/20	EUR	550	854,694
4.50%, 07/15/15	EUR	150	217,292
4.50%, 02/01/18	EUR	841	1,297,144

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2014

Security	Principal (000s)		Value
4.50%, 08/01/18	EUR	640	$994,508
4.50%, 03/01/19	EUR	690	1,080,901
4.50%, 02/01/20[a]	EUR	339	533,016
4.50%, 05/01/23	EUR	497	774,531
4.50%, 03/01/24	EUR	625	972,404
4.50%, 03/01/26[a]	EUR	459	709,290
4.75%, 09/15/16	EUR	509	768,424
4.75%, 05/01/17	EUR	219	335,322
4.75%, 06/01/17	EUR	418	641,100
4.75%, 09/01/21	EUR	694	1,106,980
4.75%, 08/01/23[b]	EUR	795	1,263,309
4.75%, 09/01/28[b]	EUR	372	582,293
4.75%, 09/01/44[b]	EUR	320	493,159
5.00%, 03/01/22	EUR	554	896,245
5.00%, 03/01/25[b]	EUR	662	1,064,327
5.00%, 08/01/34[a]	EUR	527	849,562
5.00%, 08/01/39[a]	EUR	472	759,065
5.00%, 09/01/40[a]	EUR	542	866,483
5.25%, 08/01/17[a]	EUR	461	720,230
5.25%, 11/01/29	EUR	749	1,232,823
5.50%, 09/01/22	EUR	346	576,122
5.50%, 11/01/22	EUR	457	760,396
5.75%, 07/25/16[a]	EUR	50	76,298
5.75%, 02/01/33	EUR	387	676,426
6.00%, 05/01/31	EUR	785	1,394,043
6.50%, 11/01/27	EUR	624	1,141,120
7.25%, 11/01/26	EUR	309	596,684
9.00%, 11/01/23	EUR	351	730,086

			42,799,806
JAPAN — 22.62%
Japan (Government of)
0.10%, 11/15/14	JPY	114,100	1,117,321
0.10%, 03/15/15	JPY	4,350	42,598
0.10%, 04/15/15	JPY	5,900	57,774
0.10%, 05/15/15	JPY	4,150	40,637
0.10%, 08/15/15	JPY	7,250	70,988
0.10%, 09/15/15	JPY	8,600	84,207
0.10%, 10/15/15	JPY	12,500	122,395
0.10%, 11/15/15	JPY	14,150	138,554
0.10%, 12/15/15	JPY	34,550	338,309
0.10%, 01/15/16	JPY	36,650	358,876
0.10%, 02/15/16	JPY	75,150	735,874
0.10%, 12/20/17	JPY	83,900	820,446

Security	Principal (000s)		Value
0.10%, 03/20/18	JPY	57,500	$562,025
0.20%, 06/15/15	JPY	5,250	51,466
0.20%, 07/15/15	JPY	5,750	56,371
0.20%, 03/20/17	JPY	9,750	95,708
0.20%, 06/20/17	JPY	353,150	3,466,886
0.20%, 09/20/17	JPY	401,900	3,944,994
0.20%, 12/20/17	JPY	100,000	981,429
0.20%, 09/20/18	JPY	102,700	1,006,912
0.20%, 12/20/18	JPY	233,750	2,290,384
0.20%, 03/20/19	JPY	152,200	1,490,681
0.30%, 06/20/15	JPY	55,250	542,245
0.30%, 09/20/15	JPY	17,350	170,365
0.30%, 06/20/16	JPY	135,200	1,329,460
0.30%, 12/20/16	JPY	167,750	1,650,814
0.30%, 03/20/17	JPY	45,300	445,949
0.30%, 06/20/18	JPY	75,000	738,737
0.30%, 09/20/18	JPY	48,000	472,656
0.40%, 06/20/15	JPY	7,700	75,657
0.40%, 09/20/15	JPY	10,100	99,312
0.40%, 09/20/16	JPY	125,000	1,232,575
0.40%, 12/20/16	JPY	84,800	836,693
0.40%, 06/20/18	JPY	30,500	301,647
0.50%, 03/20/15	JPY	5,500	54,048
0.50%, 12/20/15	JPY	68,300	673,151
0.50%, 03/20/16	JPY	240,000	2,367,789
0.60%, 03/20/23	JPY	105,450	1,037,993
0.60%, 09/20/23	JPY	139,600	1,369,652
0.60%, 12/20/23	JPY	145,550	1,425,507
0.60%, 03/20/24	JPY	190,550	1,862,783
0.70%, 12/20/22	JPY	28,550	283,764
0.80%, 09/20/20	JPY	100,000	1,010,886
0.80%, 06/20/22	JPY	35,050	351,993
0.80%, 09/20/22	JPY	281,250	2,822,054
0.80%, 12/20/22	JPY	246,400	2,469,982
0.80%, 06/20/23	JPY	201,550	2,015,974
0.80%, 09/20/23	JPY	51,250	511,993
1.00%, 09/20/20	JPY	86,550	885,555
1.00%, 09/20/21	JPY	87,750	896,330
1.00%, 12/20/21	JPY	106,250	1,084,769
1.00%, 03/20/22	JPY	249,000	2,540,604
1.10%, 06/20/20	JPY	75,000	771,681
1.10%, 03/20/21	JPY	28,950	298,090
1.10%, 06/20/21	JPY	26,950	277,309
1.10%, 09/20/21	JPY	9,000	92,563

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2014

Security	Principal (000s)		Value
1.10%, 12/20/21	JPY	202,950	$2,086,719
1.10%, 03/20/33	JPY	78,800	732,474
1.20%, 06/20/15	JPY	4,900	48,580
1.20%, 12/20/20	JPY	176,500	1,828,429
1.20%, 06/20/21	JPY	123,400	1,278,153
1.30%, 03/20/15	JPY	4,850	47,994
1.30%, 06/20/15	JPY	6,800	67,493
1.30%, 12/20/18	JPY	175,150	1,802,905
1.30%, 03/20/19	JPY	108,050	1,115,089
1.30%, 12/20/19	JPY	227,850	2,365,290
1.30%, 03/20/20	JPY	15,650	162,719
1.30%, 06/20/20	JPY	25,100	261,224
1.30%, 03/20/21	JPY	92,850	968,285
1.40%, 09/20/15	JPY	158,800	1,582,870
1.40%, 12/20/15	JPY	19,600	195,994
1.40%, 12/20/18	JPY	141,100	1,458,765
1.40%, 09/20/19	JPY	33,700	351,001
1.40%, 03/20/20	JPY	49,600	518,530
1.50%, 09/20/15	JPY	541,550	5,405,374
1.50%, 12/20/15	JPY	22,250	222,851
1.50%, 12/20/17	JPY	536,450	5,513,908
1.50%, 06/20/18	JPY	35,150	363,261
1.50%, 09/20/18	JPY	75,000	776,894
1.50%, 06/20/19	JPY	46,100	481,354
1.50%, 03/20/33	JPY	46,400	461,361
1.60%, 12/20/15	JPY	23,400	234,742
1.60%, 03/20/16	JPY	34,900	351,378
1.60%, 06/20/30	JPY	91,250	952,537
1.60%, 03/20/33	JPY	33,700	340,523
1.60%, 12/20/33	JPY	163,500	1,637,273
1.70%, 12/20/16	JPY	138,000	1,407,951
1.70%, 03/20/17	JPY	291,750	2,987,417
1.70%, 09/20/17	JPY	100,000	1,031,464
1.70%, 12/20/31	JPY	1,600	16,682
1.70%, 09/20/32	JPY	158,700	1,639,729
1.70%, 12/20/32	JPY	65,950	679,262
1.70%, 06/20/33	JPY	58,600	599,636
1.70%, 09/20/33	JPY	64,000	653,195
1.70%, 12/20/43	JPY	33,650	329,418
1.80%, 06/20/17	JPY	100,000	1,030,945
1.80%, 06/20/30	JPY	9,500	101,920
1.80%, 09/20/30	JPY	1,300	13,915
1.80%, 09/20/31	JPY	118,600	1,258,530
1.80%, 12/20/31	JPY	129,200	1,367,294

Security	Principal (000s)		Value
1.80%, 03/20/32	JPY	4,750	$50,128
1.80%, 11/22/32	JPY	99,200	1,039,828
1.80%, 12/20/32	JPY	12,400	129,716
1.80%, 03/20/43	JPY	48,750	489,323
1.80%, 09/20/43	JPY	33,450	335,188
1.90%, 06/20/17	JPY	118,150	1,221,681
1.90%, 06/20/22	JPY	15,000	163,551
1.90%, 03/20/24	JPY	18,050	198,407
1.90%, 12/20/28	JPY	68,600	752,565
1.90%, 03/20/29	JPY	65,650	719,470
1.90%, 09/20/30	JPY	11,850	128,623
1.90%, 06/20/31	JPY	24,400	263,188
1.90%, 09/20/42	JPY	82,400	845,635
1.90%, 06/20/43	JPY	27,400	280,872
1.90%, 03/20/53	JPY	49,750	501,611
2.00%, 03/20/27	JPY	1,350	15,050
2.00%, 06/20/30	JPY	43,700	481,547
2.00%, 09/20/40	JPY	101,550	1,065,922
2.00%, 09/20/41	JPY	84,100	881,811
2.00%, 03/20/42	JPY	73,350	768,987
2.00%, 03/20/52	JPY	53,450	554,310
2.10%, 12/20/21	JPY	76,950	847,874
2.10%, 03/20/24	JPY	151,750	1,696,599
2.10%, 03/20/25	JPY	47,750	536,609
2.10%, 12/20/26	JPY	128,050	1,443,035
2.10%, 03/20/27	JPY	51,350	578,669
2.10%, 09/20/27	JPY	11,450	129,007
2.10%, 12/20/27	JPY	121,200	1,365,212
2.10%, 06/20/28	JPY	18,450	207,532
2.10%, 09/20/28	JPY	82,050	923,056
2.10%, 12/20/28	JPY	47,700	535,958
2.10%, 03/20/29	JPY	167,900	1,885,197
2.10%, 06/20/29	JPY	87,450	981,169
2.10%, 09/20/29	JPY	101,000	1,132,258
2.10%, 12/20/29	JPY	54,100	605,925
2.10%, 03/20/30	JPY	59,400	664,158
2.10%, 12/20/30	JPY	38,350	426,719
2.20%, 09/21/20	JPY	106,050	1,163,654
2.20%, 03/20/24	JPY	14,750	166,336
2.20%, 06/20/24	JPY	50,000	564,562
2.20%, 09/20/27	JPY	17,200	195,935
2.20%, 03/20/28	JPY	50,000	569,050
2.20%, 09/20/28	JPY	63,400	721,587
2.20%, 06/20/29	JPY	89,500	1,016,366

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2014

Security	Principal (000s)		Value
2.20%, 12/20/29	JPY	83,250	$944,022
2.20%, 03/20/30	JPY	67,350	762,535
2.20%, 03/20/31	JPY	84,850	955,287
2.20%, 09/20/39	JPY	30,700	334,601
2.20%, 03/20/41	JPY	100,050	1,091,951
2.20%, 03/20/49	JPY	30,200	330,181
2.20%, 03/20/50	JPY	32,850	359,022
2.20%, 03/20/51	JPY	49,100	536,360
2.30%, 06/20/27	JPY	24,000	276,177
2.30%, 06/20/28	JPY	16,100	185,278
2.30%, 03/20/39	JPY	23,100	256,133
2.30%, 03/20/40	JPY	93,200	1,035,911
2.40%, 06/20/24	JPY	50,000	574,195
2.40%, 03/20/28	JPY	15,000	174,562
2.40%, 06/20/28	JPY	50,000	581,904
2.40%, 03/20/34	JPY	5,700	64,579
2.40%, 03/20/37	JPY	60,100	675,673
2.40%, 09/20/38	JPY	57,050	643,071
2.40%, 03/20/48	JPY	22,750	260,143
2.50%, 06/20/34	JPY	9,800	112,512
2.50%, 09/20/35	JPY	48,350	553,098
2.50%, 09/20/36	JPY	68,200	778,882
2.50%, 09/20/37	JPY	79,600	911,001
2.50%, 03/20/38	JPY	40,000	458,017
2.60%, 03/20/18	JPY	40,000	428,856
2.90%, 11/20/30	JPY	25,000	307,719

			140,442,293
NETHERLANDS — 4.18%
Netherlands (Kingdom of the)
0.00%, 04/15/16[b]	EUR	825	1,139,159
0.75%, 04/15/15	EUR	200	278,838
1.25%, 01/15/18[b]	EUR	676	963,059
1.25%, 01/15/19[b]	EUR	625	888,033
1.75%, 07/15/23[b]	EUR	1,000	1,399,694
2.25%, 07/15/22[b]	EUR	950	1,398,218
2.50%, 01/15/17[b]	EUR	1,325	1,945,736
2.50%, 01/15/33[b]	EUR	639	907,572
2.75%, 01/15/47	EUR	225	330,873
3.25%, 07/15/15[b]	EUR	1,358	1,952,378
3.50%, 07/15/20[b]	EUR	1,956	3,114,976
3.75%, 01/15/23[b]	EUR	681	1,116,170
3.75%, 01/15/42[b]	EUR	891	1,569,341
4.00%, 07/15/16[b]	EUR	775	1,163,142

Security	Principal (000s)		Value
4.00%, 07/15/18[b]	EUR	725	$1,147,611
4.00%, 07/15/19[b]	EUR	567	913,302
4.00%, 01/15/37[b]	EUR	852	1,515,864
4.50%, 07/15/17[b]	EUR	855	1,340,459
5.50%, 01/15/28[b]	EUR	825	1,609,574
7.50%, 01/15/23	EUR	600	1,238,061

			25,932,060
NORWAY — 1.82%
Norway (Kingdom of)
2.00%, 05/24/23	NOK	6,966	1,103,985
3.00%, 03/14/24	NOK	4,650	793,399
3.75%, 05/25/21	NOK	12,363	2,248,737
4.25%, 05/19/17	NOK	14,799	2,671,751
4.50%, 05/22/19	NOK	11,918	2,232,386
5.00%, 05/15/15	NOK	12,787	2,225,343

			11,275,601
PORTUGAL — 4.03%
Portugal (Republic of)
3.35%, 10/15/15[b]	EUR	1,459	2,095,423
3.85%, 04/15/21[b]	EUR	1,385	2,016,019
4.10%, 04/15/37[b]	EUR	1,456	1,918,687
4.20%, 10/15/16[b]	EUR	1,231	1,824,086
4.35%, 10/16/17[b]	EUR	2,058	3,091,426
4.45%, 06/15/18[b]	EUR	1,698	2,562,452
4.75%, 06/14/19[b]	EUR	1,929	2,958,676
4.80%, 06/15/20[b]	EUR	1,638	2,523,212
4.95%, 10/25/23[b]	EUR	1,785	2,752,205
5.65%, 02/15/24[b]	EUR	1,473	2,376,667
6.40%, 02/15/16[b]	EUR	602	913,055

			25,031,908
SPAIN — 4.54%
Spain (Kingdom of)
2.10%, 04/30/17	EUR	125	178,501
2.75%, 03/31/15	EUR	275	388,675
2.75%, 04/30/19	EUR	1,050	1,529,224
3.00%, 04/30/15	EUR	1,050	1,490,090
3.15%, 01/31/16	EUR	554	800,841
3.25%, 04/30/16	EUR	736	1,070,596
3.30%, 07/30/16	EUR	600	877,253
3.75%, 10/31/15	EUR	538	780,017
3.75%, 10/31/18	EUR	655	994,459
3.80%, 01/31/17	EUR	481	717,577
3.80%, 04/30/24[b]	EUR	425	628,011

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2014

Security	Principal (000s)		Value
4.00%, 07/30/15	EUR	241	$347,926
4.00%, 04/30/20	EUR	681	1,052,743
4.10%, 07/30/18	EUR	680	1,045,059
4.20%, 01/31/37	EUR	488	706,198
4.25%, 10/31/16	EUR	420	629,952
4.30%, 10/31/19	EUR	652	1,020,749
4.40%, 01/31/15	EUR	133	189,685
4.40%, 10/31/23[b]	EUR	750	1,165,221
4.50%, 01/31/18	EUR	572	884,551
4.60%, 07/30/19	EUR	616	976,176
4.65%, 07/30/25	EUR	320	504,659
4.70%, 07/30/41	EUR	393	604,931
4.75%, 07/30/14	EUR	219	305,988
4.80%, 01/31/24	EUR	406	649,350
4.85%, 10/31/20	EUR	494	796,678
4.90%, 07/30/40	EUR	479	761,263
5.15%, 10/31/28[b]	EUR	150	244,672
5.15%, 10/31/44[b]	EUR	75	122,313
5.40%, 01/31/23[b]	EUR	550	915,115
5.50%, 07/30/17	EUR	582	917,728
5.50%, 04/30/21	EUR	726	1,213,850
5.75%, 07/30/32	EUR	451	793,167
5.85%, 01/31/22	EUR	556	948,557
5.90%, 07/30/26	EUR	525	913,439
6.00%, 01/31/29	EUR	593	1,046,930

			28,212,144
SWEDEN — 3.21%
Sweden (Kingdom of)
1.50%, 11/13/23	SEK	19,895	2,928,316
2.50%, 05/12/25	SEK	6,500	1,034,760
3.00%, 07/12/16	SEK	11,010	1,775,987
3.50%, 06/01/22	SEK	14,190	2,457,823
3.50%, 03/30/39	SEK	9,760	1,724,733
3.75%, 08/12/17	SEK	12,485	2,092,366
4.25%, 03/12/19	SEK	20,130	3,524,766
4.50%, 08/12/15	SEK	17,105	2,755,871
5.00%, 12/01/20	SEK	8,865	1,651,837

			19,946,459
SWITZERLAND — 1.83%
Switzerland (Confederation of)
2.00%, 04/28/21[a]	CHF	550	693,395
2.25%, 07/06/20[a]	CHF	837	1,065,679
2.50%, 03/12/16[a]	CHF	1,331	1,582,476

Security	Principal (000s)		Value
3.00%, 01/08/18[a]	CHF	1,225	$1,540,346
3.00%, 05/12/19[a]	CHF	1,042	1,352,488
3.75%, 06/10/15[a]	CHF	539	637,225
4.00%, 02/11/23[a]	CHF	1,018	1,484,133
4.00%, 04/08/28[a]	CHF	1,116	1,728,916
4.25%, 06/05/17[a]	CHF	1,013	1,300,119

			11,384,777
UNITED KINGDOM — 5.28%
United Kingdom
1.00%, 09/07/17[a]	GBP	900	1,501,950
1.25%, 07/22/18[a]	GBP	875	1,452,311
1.75%, 01/22/17[a]	GBP	758	1,302,423
1.75%, 07/22/19	GBP	400	668,946
1.75%, 09/07/22[a]	GBP	500	795,287
2.00%, 01/22/16[a]	GBP	750	1,294,768
2.25%, 09/07/23[a]	GBP	625	1,019,057
2.75%, 09/07/24	GBP	450	756,390
3.25%, 01/22/44[a]	GBP	623	1,013,540
3.50%, 07/22/68[a]	GBP	485	839,052
3.75%, 09/07/19[a]	GBP	375	691,822
3.75%, 09/07/20[a]	GBP	832	1,538,639
3.75%, 09/07/21[a]	GBP	289	535,909
3.75%, 07/22/52[a]	GBP	427	772,406
4.00%, 09/07/16[a]	GBP	887	1,606,490
4.00%, 03/07/22[a]	GBP	213	400,460
4.00%, 01/22/60[a]	GBP	336	648,843
4.25%, 12/07/27[a]	GBP	374	717,337
4.25%, 06/07/32[a]	GBP	636	1,219,986
4.25%, 03/07/36[a]	GBP	575	1,104,359
4.25%, 09/07/39[a]	GBP	325	627,430
4.25%, 12/07/40[a]	GBP	450	870,497
4.25%, 12/07/46[a]	GBP	97	189,678
4.25%, 12/07/49[a]	GBP	375	744,055
4.25%, 12/07/55[a]	GBP	419	844,068
4.50%, 03/07/19[a]	GBP	416	791,079
4.50%, 09/07/34[a]	GBP	472	936,103
4.50%, 12/07/42[a]	GBP	348	705,119
4.75%, 03/07/20	GBP	775	1,504,855
4.75%, 12/07/30[a]	GBP	531	1,076,865
4.75%, 12/07/38[a]	GBP	441	916,545
5.00%, 03/07/18[a]	GBP	625	1,193,742
5.00%, 03/07/25[a]	GBP	388	789,907
6.00%, 12/07/28[a]	GBP	380	863,454

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

April 30, 2014

Security	Principal or Shares (000s)		Value
8.00%, 06/07/21[a]	GBP	250	$581,423
8.75%, 08/25/17[a]	GBP	125	262,012

			32,776,807

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $581,766,147)			606,637,335

SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]		952	952,292

			952,292

TOTAL SHORT-TERM INVESTMENTS
(Cost: $952,292)			952,292

TOTAL INVESTMENTS IN SECURITIES — 97.85%
(Cost: $582,718,439)			607,589,627
Other Assets, Less Liabilities — 2.15%			13,366,428

NET ASSETS — 100.00%			$620,956,055

AUD  —  Australian Dollar

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

JPY  —  Japanese Yen

NOK  —  Norwegian Krone

SEK  —  Swedish Krona

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2014

	iShares J.P. Morgan USD Emerging Markets Bond ETF	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,304,359,500	$169,959,426	$581,766,147
Affiliated (Note 2)	33,855,550	4,392	952,292

Total cost of investments	$4,338,215,050	$169,963,818	$582,718,439

Investments in securities, at fair value (Note 1):
Unaffiliated	$4,278,647,093	$174,054,459	$606,637,335
Affiliated (Note 2)	33,855,550	4,392	952,292

Total fair value of investments	4,312,502,643	174,058,851	607,589,627
Foreign currency, at value[a]	—	2,394,411	18,940,485
Cash	1,292,124	—	—
Receivables:
Investment securities sold	73,717,295	3,469,489	1,935,392
Due from custodian (Note 4)	9,368,441	—	—
Interest	62,656,210	1,988,562	7,062,292
Capital shares sold	2,495,737	—	—

Total Assets	4,462,032,450	181,911,313	635,527,796

LIABILITIES
Payables:
Investment securities purchased	88,981,396	3,514,823	14,399,126
Investment advisory fees (Note 2)	2,096,730	51,114	172,615

Total Liabilities	91,078,126	3,565,937	14,571,741

NET ASSETS	$4,370,954,324	$178,345,376	$620,956,055

Net assets consist of:
Paid-in capital	$4,510,538,178	$181,766,414	$608,601,798
Undistributed net investment income	15,117,270	266,801	1,425,364
Accumulated net realized loss	(128,988,717)	(7,824,787)	(14,061,790)
Net unrealized appreciation (depreciation)	(25,712,407)	4,136,948	24,990,683

NET ASSETS	$4,370,954,324	$178,345,376	$620,956,055

Shares outstanding[b]	39,100,000	1,850,000	5,950,000

Net asset value per share	$111.79	$96.40	$104.36

[a]	Cost of foreign currency: $ —, $2,386,067 and $18,887,688, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2014

	iShares J.P. Morgan USD Emerging Markets Bond ETF	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$96,795,192	$882,764	$5,750,395
Interest — affiliated (Note 2)	2,408	15	583

Total investment income	96,797,600	882,779	5,750,978

EXPENSES
Investment advisory fees (Note 2)	10,961,130	307,849	974,484

Total expenses	10,961,130	307,849	974,484

Net investment income	85,836,470	574,930	4,776,494

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(52,050,058)	1,120,617	127,323
In-kind redemptions — unaffiliated	(21,284,296)	134,048	(142,858)
Foreign currency transactions	—	40,328	19,148

Net realized gain (loss)	(73,334,354)	1,294,993	3,613

Net change in unrealized appreciation/depreciation on:
Investments	99,915,003	(115,009)	15,359,758
Translation of assets and liabilities in foreign currencies	—	3,100	12,326

Net change in unrealized appreciation/depreciation	99,915,003	(111,909)	15,372,084

Net realized and unrealized gain	26,580,649	1,183,084	15,375,697

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$112,417,119	$1,758,014	$20,152,191

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares J.P. Morgan USD Emerging Markets Bond ETF		iShares 1-3 Year International Treasury Bond ETF
	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$85,836,470	$233,870,944	$574,930	$1,823,007
Net realized gain (loss)	(73,334,354)	119,203,491	1,294,993	(12,023,752)
Net change in unrealized appreciation/depreciation	99,915,003	(628,587,584)	(111,909)	6,064,133

Net increase (decrease) in net assets resulting from operations	112,417,119	(275,513,149)	1,758,014	(4,136,612)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(84,632,663)	(237,762,498)	(308,129)	(685,397)
Return of capital	—	—	—	(625,551)

Total distributions to shareholders	(84,632,663)	(237,762,498)	(308,129)	(1,310,948)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,262,068,900	2,026,204,329	18,979,680	47,589,553
Cost of shares redeemed	(1,769,172,075)	(3,848,088,175)	(9,496,972)	(60,074,547)

Net increase (decrease) in net assets from capital share transactions	492,896,825	(1,821,883,846)	9,482,708	(12,484,994)

INCREASE (DECREASE) IN NET ASSETS	520,681,281	(2,335,159,493)	10,932,593	(17,932,554)

NET ASSETS
Beginning of period	3,850,273,043	6,185,432,536	167,412,783	185,345,337

End of period	$4,370,954,324	$3,850,273,043	$178,345,376	$167,412,783

Undistributed net investment income included in net assets at end of period	$15,117,270	$13,913,463	$266,801	$—

SHARES ISSUED AND REDEEMED
Shares sold	20,700,000	17,500,000	200,000	500,000
Shares redeemed	(16,300,000)	(34,000,000)	(100,000)	(650,000)

Net increase (decrease) in shares outstanding	4,400,000	(16,500,000)	100,000	(150,000)

See notes to financial statements.

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares International Treasury Bond ETF
	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,776,494	$8,339,902
Net realized gain (loss)	3,613	(19,489)
Net change in unrealized appreciation/depreciation	15,372,084	(5,956,342)

Net increase in net assets resulting from operations	20,152,191	2,364,071

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,060,979)	(5,781,062)

Total distributions to shareholders	(5,060,979)	(5,781,062)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	359,191,990	211,894,148
Cost of shares redeemed	(211,487,298)	(99,567,920)

Net increase in net assets from capital share transactions	147,704,692	112,326,228

INCREASE IN NET ASSETS	162,795,904	108,909,237

NET ASSETS
Beginning of period	458,160,151	349,250,914

End of period	$620,956,055	$458,160,151

Undistributed net investment income included in net assets at end of period	$1,425,364	$1,709,849

SHARES ISSUED AND REDEEMED
Shares sold	3,550,000	2,100,000
Shares redeemed	(2,100,000)	(1,000,000)

Net increase in shares outstanding	1,450,000	1,100,000

See notes to financial statements.

FINANCIAL STATEMENTS	29

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares J.P. Morgan USD Emerging Markets Bond ETF
	Six months ended Apr. 30, 2014 (Unaudited)	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012	Period from Mar. 1, 2011 to Oct. 31, 2011[a]	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009
Net asset value, beginning of period	$110.96	$120.81	$109.56	$105.20	$101.51	$82.17	$100.80

Income from investment operations:
Net investment income[b]	2.54	5.00	5.25	3.56	5.55	5.89	5.83
Net realized and unrealized gain (loss)[c]	0.83	(9.77)	11.23	4.35	3.63	19.17	(19.17)

Total from investment operations	3.37	(4.77)	16.48	7.91	9.18	25.06	(13.34)

Less distributions from:
Net investment income	(2.54)	(5.08)	(5.23)	(3.55)	(5.49)	(5.72)	(5.29)

Total distributions	(2.54)	(5.08)	(5.23)	(3.55)	(5.49)	(5.72)	(5.29)

Net asset value, end of period	$111.79	$110.96	$120.81	$109.56	$105.20	$101.51	$82.17

Total return	3.13%[d]	(4.01)%	15.50%	7.63%[d]	9.21%	31.34%	(13.68)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,370,954	$3,850,273	$6,185,433	$3,144,253	$2,240,859	$1,167,339	$139,685
Ratio of expenses to average net assets[e]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	4.70%	4.30%	4.61%	4.92%	5.21%	5.97%	6.61%
Portfolio turnover rate[f]	31%	32%	30%	14%	24%	43%	31%

[a]	The Fund’s fiscal year-end was changed from February 28 to October 31.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 1-3 Year International Treasury Bond ETF
	Six months ended Apr. 30, 2014 (Unaudited)	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012	Period from Mar. 1, 2011 to Oct. 31, 2011[a]	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Period from Jan. 21, 2009[b] to Feb. 28, 2009
Net asset value, beginning of period	$95.66	$97.55	$104.25	$106.02	$102.17	$92.38	$95.47

Income from investment operations:
Net investment income[c]	0.31	0.98	2.28	1.75	1.24	0.99	0.11
Net realized and unrealized gain (loss)[d]	0.60	(2.23)	(6.05)	(1.23)	3.65	10.09	(3.20)

Total from investment operations	0.91	(1.25)	(3.77)	0.52	4.89	11.08	(3.09)

Less distributions from:
Net investment income	(0.17)	(0.33)	(2.93)	(2.29)	(1.04)	(1.29)	—
Return of capital	—	(0.31)	—	—	—	—	—

Total distributions	(0.17)	(0.64)	(2.93)	(2.29)	(1.04)	(1.29)	—

Net asset value, end of period	$96.40	$95.66	$97.55	$104.25	$106.02	$102.17	$92.38

Total return	0.95%[e]	(1.29)%	(3.62)%	0.48%[e]	4.82%	11.84%	(3.12)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$178,345	$167,413	$185,345	$166,794	$127,225	$122,608	$9,238
Ratio of expenses to average net assets[f]	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[f]	0.65%	1.04%	2.36%	2.44%	1.22%	0.94%	1.09%
Portfolio turnover rate[g]	23%	74%	100%	57%	136%	115%	23%

[a]	The Fund’s fiscal year-end was changed from February 28 to October 31.
[b]	Commencement of operations.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Treasury Bond ETF
	Six months ended Apr. 30, 2014 (Unaudited)	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012	Period from Mar. 1, 2011 to Oct. 31, 2011[a]	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Period from Jan. 21, 2009[b] to Feb. 28, 2009
Net asset value, beginning of period	$101.81	$102.72	$104.49	$103.38	$101.75	$91.34	$94.29

Income from investment operations:
Net investment income[c]	0.86	2.01	2.91	2.08	2.37	2.18	0.21
Net realized and unrealized gain (loss)[d]	2.67	(1.43)	(1.63)	1.22	1.59	10.42	(3.16)

Total from investment operations	3.53	0.58	1.28	3.30	3.96	12.60	(2.95)

Less distributions from:
Net investment income	(0.98)	(1.49)	(3.05)	(2.19)	(2.33)	(2.19)	—

Total distributions	(0.98)	(1.49)	(3.05)	(2.19)	(2.33)	(2.19)	—

Net asset value, end of period	$104.36	$101.81	$102.72	$104.49	$103.38	$101.75	$91.34

Total return	3.51%[e]	0.58%	1.35%	3.19%[e]	3.98%	13.85%	(3.17)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$620,956	$458,160	$349,251	$282,130	$186,079	$122,101	$9,134
Ratio of expenses to average net assets[f]	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[f]	1.72%	2.01%	2.93%	2.94%	2.35%	2.10%	2.13%
Portfolio turnover rate[g]	13%	13%	48%	27%	72%	108%	17%

[a]	The Fund’s fiscal year-end was changed from February 28 to October 31.
[b]	Commencement of operations.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
J.P. Morgan USD Emerging Markets Bond	Non-diversified
1-3 Year International Treasury Bond	Non-diversified
International Treasury Bond	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Funds invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

The Funds invest a significant portion of their assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank (the “Fed”) to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. International bond funds may be adversely impacted by lower levels of market liquidity if the Fed and other central banks become less accommodative by removing liquidity from the markets. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Given the environment of historically low interest rates, the Funds may be subject to a greater risk of price losses if interest rates rise from current levels.

The United States and the European Union have imposed economic sanctions on certain Russian individuals and corporate entities. The United States or the European Union could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities, impairing the ability of the iShares J.P. Morgan USD Emerging Markets Bond ETF to buy, sell, receive or deliver those securities. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
J.P. Morgan USD Emerging Markets Bond
Assets:
Corporate Bonds & Notes	$—	$23,714,530	$—	$23,714,530
Foreign Agency Obligations	—	833,459,285	—	833,459,285
Foreign Government Obligations	—	3,421,473,278	—	3,421,473,278
Money Market Funds	33,855,550	—	—	33,855,550

	$33,855,550	$4,278,647,093	$—	$4,312,502,643

1-3 Year International Treasury Bond
Assets:
Foreign Government Obligations	$—	$174,054,459	$—	$174,054,459
Money Market Funds	4,392	—	—	4,392

	$4,392	$174,054,459	$—	$174,058,851

International Treasury Bond
Assets:
Foreign Government Obligations	$—	$606,637,335	$—	$606,637,335
Money Market Funds	952,292	—	—	952,292

	$952,292	$606,637,335	$—	$607,589,627

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Advisor”), an affiliate of BFA, under which BFA pays the Sub-Advisor for services it provides to the iShares 1-3 Year International Treasury Bond ETF and iShares International Treasury Bond ETF.

For its investment advisory services to the iShares J.P. Morgan USD Emerging Markets Bond ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.6000%		First $19 billion
0.5700	[a]	Over $19 billion, up to and including $33 billion
0.5415	[a]	Over $33 billion, up to and including $58 billion
0.5145	[a]	Over $58 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares 1-3 Year International Treasury Bond ETF and iShares International Treasury Bond ETF, BFA is entitled to an annual investment advisory fee of 0.35% based on the average daily net assets of each Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2014 were as follows:

iShares ETF	Purchases	Sales
J.P. Morgan USD Emerging Markets Bond	$1,350,655,473	$1,141,778,725
1-3 Year International Treasury Bond	43,499,410	39,790,682
International Treasury Bond	198,481,832	70,102,768

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended April 30, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
J.P. Morgan USD Emerging Markets Bond	$2,009,068,589	$1,712,634,243
1-3 Year International Treasury Bond	15,036,574	9,227,980
International Treasury Bond	164,184,004	145,966,400

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2013, the Funds’ fiscal year end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Total
J.P. Morgan USD Emerging Markets Bond	$34,818,723	$—	$96,030	$34,914,753
1-3 Year International Treasury Bond	8,609,746	1,262	117,648	8,728,656
International Treasury Bond	13,258,344	66,505	55,392	13,380,241

[a]	Must be utilized prior to losses subject to expiration.

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of April 30, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
J.P. Morgan USD Emerging Markets Bond	$4,358,954,660	$61,223,828	$(107,675,845)	$(46,452,017)
1-3 Year International Treasury Bond	170,354,942	5,976,557	(2,272,648)	3,703,909
International Treasury Bond	583,403,601	33,911,646	(9,725,620)	24,186,026

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	39

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
J.P. Morgan USD Emerging Markets Bond	$2.527071	$—	$0.009602	$2.536673	100%	—%	0%[a]	100%
International Treasury Bond	0.873328	—	0.109210	0.982538	89	—	11	100

[a]	Rounds to less than 1%.

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	41

Notes:

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by J.P. Morgan, Standard & Poor’s or Citigroup Inc. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-103-0414

APRIL 30, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Floating Rate Bond ETF | FLOT | NYSE Arca
➢	iShares 0-5 Year High Yield Corporate Bond ETF | SHYG | NYSE Arca
➢	iShares 0-5 Year Investment Grade Corporate Bond ETF | SLQD | NYSE Arca
➢	iShares Aaa - A Rated Corporate Bond ETF | QLTA | NYSE Arca
➢	iShares Baa - Ba Rated Corporate Bond ETF | QLTB | BATS
➢	iShares B - Ca Rated Corporate Bond ETF | QLTC | BATS
➢	iShares Financials Bond ETF | MONY | NYSE Arca
➢	iShares Industrials Bond ETF | ENGN | NYSE Arca
➢	iShares Utilities Bond ETF | AMPS | NYSE Arca

Fund Performance Overview

iSHARES® FLOATING RATE BOND ETF

Performance as of April 30, 2014

The iShares Floating Rate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade floating rate bonds with remaining maturities between one month and five years, as represented by the Barclays US Floating Rate Note < 5 Years Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 0.37%, net of fees, while the total return for the Index was 0.50%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.74%	0.56%	0.97%	0.74%	0.56%	0.97%
Since Inception	1.19%	1.19%	1.34%	3.47%	3.46%	3.91%

The inception date of the Fund was 6/14/11. The first day of secondary market trading was 6/17/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,003.70	$0.99	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 4/30/14

Sector	Percentage of Total Investments*

Financials	77.77%
Information Technology	7.10
Energy	4.21
Consumer Staples	2.89
Telecommunication Services	2.87
Health Care	1.66
Consumer Discretionary	1.46
Industrials	0.92
Materials	0.90
Utilities	0.22

TOTAL	100.00%

BOND CREDIT QUALITY

As of 4/30/14

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	14.43%
Aa1	6.74
Aa2	9.06
Aa3	14.60
A1	10.31
A2	15.10
A3	10.83
Baa1	9.73
Baa2	7.76
Baa3	1.44

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

Performance as of April 30, 2014

The iShares 0-5 Year High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds with remaining maturities of less than five years, as represented by the Markit iBoxx® USD Liquid High Yield 0-5 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 2.84%, net of fees, while the total return for the Index was 2.81%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	3.55%	3.89%	3.65%

The inception date of the Fund was 10/15/13. The first day of secondary market trading was 10/17/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,028.40	$2.51	$1,000.00	$1,022.30	$2.51	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 4/30/14

Sector	Percentage of Total Investments*

Consumer Discretionary	16.92%
Industrials	15.91
Financials	15.56
Materials	10.62
Telecommunication Services	9.95
Energy	9.89
Health Care	8.59
Consumer Staples	4.70
Information Technology	4.39
Utilities	3.47

TOTAL	100.00%

BOND CREDIT QUALITY

As of 4/30/14

Moody’s Credit Rating	Percentage of Total Investments*

A3	0.85%
Baa2	0.35
Baa3	0.84
Ba1	9.76
Ba2	12.32
Ba3	20.60
B1	14.85
B2	8.83
B3	16.47
Caa1	8.51
Caa2	4.86
Caa3	0.69
Ca	0.27
Not Rated	0.80

TOTAL	100.00%

*	Excludes money market funds.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

Performance as of April 30, 2014

The iShares 0-5 Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities of less than five years, as represented by the Markit iBoxx® USD Liquid Investment Grade 0-5 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 0.95%, net of fees, while the total return for the Index was 1.03%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	1.37%	1.47%	1.53%

The inception date of the Fund was 10/15/13. The first day of secondary market trading was 10/17/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,009.50	$0.75	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 4/30/14

Sector	Percentage of Total Investments*

Financials	49.74%
Consumer Staples	9.20
Health Care	8.71
Energy	8.06
Information Technology	6.43
Telecommunication Services	5.22
Consumer Discretionary	5.20
Materials	3.10
Utilities	2.22
Industrials	2.12

TOTAL	100.00%

BOND CREDIT QUALITY

As of 4/30/14

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	1.28%
Aa1	3.56
Aa2	5.64
Aa3	7.96
A1	13.69
A2	16.64
A3	11.47
Baa1	15.98
Baa2	16.28
Baa3	7.50

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® Aaa - A RATED CORPORATE BOND ETF

Performance as of April 30, 2014

The iShares Aaa - A Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of Aaa to A, or equivalently rated, fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporations, as represented by the Barclays U.S. Corporate Aaa - A Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 2.77%, net of fees, while the total return for the Index was 2.90%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.17)%	(0.42)%	0.06%	(0.17)%	(0.42)%	0.06%
Since Inception	3.02%	3.15%	3.40%	6.79%	7.08%	7.66%

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,027.70	$0.75	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 4/30/14

Sector	Percentage of Total Investments*

Financials	45.56%
Consumer Staples	9.09
Health Care	8.91
Energy	7.13
Information Technology	7.11
Consumer Discretionary	5.80
Industrials	5.66
Telecommunication Services	4.29
Utilities	3.54
Materials	2.91

TOTAL	100.00%

PORTFOLIO ALLOCATION

As of 4/30/14

Maturity	Percentage of Total Investments*

1-5 Years	48.67%
5-10 Years	28.56
10-15 Years	0.55
15-20 Years	1.34
More than 20 Years	20.88

TOTAL	100.00%

*	Excludes money market funds.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

Performance as of April 30, 2014

The iShares Baa - Ba Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of Baa1 to Ba3 or equivalently rated, fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporations, as represented by the Barclays U.S. Corporate Baa - Ba Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 4.68%, net of fees, while the total return for the Index was 4.90%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.08%	1.73%	2.58%	2.08%	1.73%	2.58%
Since Inception	6.08%	5.83%	6.47%	12.67%	12.13%	13.47%

The inception date of the Fund was 4/24/12. The first day of secondary market trading was 4/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,046.80	$1.52	$1,000.00	$1,023.30	$1.51	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 4/30/14

Sector	Percentage of Total Investments*

Financials	20.16%
Energy	15.78
Consumer Discretionary	12.99
Telecommunication Services	10.15
Materials	9.98
Health Care	9.14
Consumer Staples	6.97
Industrials	6.93
Utilities	4.79
Information Technology	3.11

TOTAL	100.00%

PORTFOLIO ALLOCATION

As of 4/30/14

Maturity	Percentage of Total Investments*

1-5 Years	30.13%
5-10 Years	45.10
10-15 Years	0.25
15-20 Years	5.96
More than 20 Years	18.56

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® B - Ca RATED CORPORATE BOND ETF

Performance as of April 30, 2014

The iShares B - Ca Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of B1 to Ca, or equivalently rated, fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporations, as represented by the Barclays U.S. Corporate B - Ca Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 4.48%, net of fees, while the total return for the Index was 4.67%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.99%	7.66%	6.57%	5.99%	7.66%	6.57%
Since Inception	9.93%	10.21%	10.82%	21.06%	21.69%	23.01%

The inception date of the Fund was 4/24/12. The first day of secondary market trading was 4/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,044.80	$2.79	$1,000.00	$1,022.10	$2.76	0.55%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 4/30/14

Sector	Percentage of Total Investments*

Consumer Discretionary	20.84%
Energy	16.95
Telecommunication Services	11.80
Health Care	10.78
Information Technology	10.43
Industrials	9.82
Consumer Staples	6.72
Materials	5.80
Financials	3.90
Utilities	2.96

TOTAL	100.00%

PORTFOLIO ALLOCATION

As of 4/30/14

Maturity	Percentage of Total Investments*

1-5 Years	23.36%
5-10 Years	73.78
10-15 Years	2.01
15-20 Years	0.10
More than 20 Years	0.75

TOTAL	100.00%

*	Excludes money market funds.

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® FINANCIALS BOND ETF

Performance as of April 30, 2014

The iShares Financials Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade bonds issued by U.S. and non-U.S. corporations in the financials sector, as represented by the Barclays U.S. Financial Institutions Capped Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 2.81%, net of fees, while the total return for the Index was 2.92%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.10%	0.76%	1.62%	1.10%	0.76%	1.62%
Since Inception	5.34%	5.25%	6.09%	12.17%	11.97%	13.96%

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,028.10	$1.51	$1,000.00	$1,023.30	$1.51	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 4/30/14

Maturity	Percentage of Total Investments*

1-5 Years	46.74%
5-10 Years	37.71
15-20 Years	2.62
More than 20 Years	12.93

TOTAL	100.00%

BOND CREDIT QUALITY

As of 4/30/14

Moody’s Credit Rating	Percentage of Total Investments*

Aa1	0.52%
Aa2	8.15
Aa3	3.87
A1	12.69
A2	15.28
A3	14.23
Baa1	13.99
Baa2	23.89
Baa3	6.10
Ba1	0.75
Ba2	0.27
Not Rated	0.26

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® INDUSTRIALS BOND ETF

Performance as of April 30, 2014

The iShares Industrials Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade bonds issued by U.S. and non-U.S. corporations in the industrials sector, as represented by the Barclays U.S. Industrial Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 4.12%, net of fees, while the total return for the Index was 4.15%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.29%	(2.54)%	0.57%	0.29%	(2.54)%	0.57%
Since Inception	2.82%	2.57%	3.29%	6.33%	5.75%	7.42%

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,041.20	$1.52	$1,000.00	$1,023.30	$1.51	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 4/30/14

Maturity	Percentage of Total Investments*

1-5 Years	28.16%
5-10 Years	41.26
10-15 Years	0.67
15-20 Years	5.61
More than 20 Years	24.30

TOTAL	100.00%

BOND CREDIT QUALITY

As of 4/30/14

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	1.93%
Aa1	3.02
Aa2	1.73
Aa3	5.30
A1	8.45
A2	14.24
A3	12.80
Baa1	19.49
Baa2	21.92
Baa3	10.31
Ba1	0.47
Ba2	0.18
Not Rated	0.16

TOTAL	100.00%

*	Excludes money market funds.

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® UTILITIES BOND ETF

Performance as of April 30, 2014

The iShares Utilities Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade bonds issued by U.S. and non-U.S. corporations in the utilities sector, as represented by the Barclays U.S. Utility Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 4.46%, net of fees, while the total return for the Index was 4.59%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.76)%	(3.24)%	(0.33)%	(0.76)%	(3.24)%	(0.33)%
Since Inception	3.16%	3.58%	3.67%	7.11%	8.09%	8.29%

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,044.60	$1.52	$1,000.00	$1,023.30	$1.51	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 4/30/14

Maturity	Percentage of Total Investments*

0-1 Year	0.27%
1-5 Years	24.96
5-10 Years	28.74
10-15 Years	1.18
15-20 Years	4.75
More than 20 Years	40.10

TOTAL	100.00%

BOND CREDIT QUALITY

As of 4/30/14

Moody’s Credit Rating	Percentage of Total Investments*

Aa2	8.49%
Aa3	3.93
A1	9.58
A2	13.03
A3	17.18
Baa1	19.68
Baa2	18.48
Baa3	9.63

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2013 and held through April 30, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FLOATING RATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 83.18%

AEROSPACE & DEFENSE — 0.46%
Honeywell International Inc.
0.29%, 11/17/15	$6,100	$6,100,945
Rockwell Collins Inc.
0.58%, 12/15/16	4,000	4,007,324
United Technologies Corp.
0.74%, 06/01/15	6,600	6,632,954

		16,741,223
AUTOMOBILES — 0.39%
Nissan Motor Acceptance Corp.
0.79%, 03/03/17[b]	5,000	5,011,250
0.94%, 09/26/16[b]	9,400	9,460,245

		14,471,495
BEVERAGES — 1.62%
Anheuser-Busch InBev Finance Inc.
0.42%, 01/27/17	6,000	6,001,830
0.64%, 02/01/19	4,900	4,893,312
Anheuser-Busch InBev Worldwide Inc.
0.59%, 07/14/14	2,400	2,401,586
Coca-Cola Co. (The)
0.22%, 03/05/15	4,000	3,998,852
0.34%, 11/01/16	13,800	13,806,845
PepsiCo Inc.
0.42%, 07/30/15[c]	12,000	12,024,960
0.44%, 02/26/16	9,200	9,210,138
SABMiller Holdings Inc.
0.93%, 08/01/18[b]	7,000	7,052,591

		59,390,114
CAPITAL MARKETS — 9.01%
Bank of New York Mellon Corp. (The)
0.46%, 10/23/15	15,831	15,875,675
0.47%, 03/04/16	3,000	3,001,662
0.50%, 07/28/14	2,950	2,952,142
0.80%, 08/01/18	3,000	3,021,324
Series 1
0.68%, 03/06/18	2,000	2,007,678
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
0.62%, 11/21/16	22,500	22,420,823

Security	Principal (000s)	Value

Deutsche Bank AG London
0.85%, 02/13/17	$11,950	$12,005,771
Goldman Sachs Group Inc. (The)
0.68%, 03/22/16	31,465	31,426,298
0.73%, 01/12/15	6,000	6,006,234
0.83%, 09/29/14	12,160	12,178,070
1.23%, 11/21/14	13,900	13,957,240
1.34%, 11/15/18[c]	16,850	17,021,028
1.42%, 04/30/18[c]	45,000	45,636,795
Series B
0.63%, 07/22/15	17,925	17,926,864
International Finance Corp.
0.15%, 01/28/15	13,058	13,051,732
0.15%, 08/27/15	10,000	10,003,650
0.17%, 08/01/16	15,000	14,989,950
Morgan Stanley
0.68%, 10/18/16	28,600	28,533,762
0.71%, 10/15/15	24,754	24,753,084
1.08%, 01/24/19	5,000	5,018,580
1.48%, 02/25/16	7,000	7,100,660
1.51%, 04/25/18[c]	14,031	14,322,101
Nomura Holdings Inc.
1.68%, 09/13/16	7,000	7,124,229

		330,335,352
COMMERCIAL BANKS — 31.33%
ABN AMRO Bank NV
1.03%, 10/28/16[b]	20,000	20,143,000
African Development Bank
0.57%, 08/04/14	2,990	2,991,920
American Express Centurion Bank
0.69%, 11/13/15	3,975	3,991,957
Australia and New Zealand Banking Group Ltd.
0.44%, 05/07/15[b]	17,000	17,025,806
0.61%, 01/10/17[b]	5,000	5,005,450
0.80%, 05/15/18[c]	13,000	13,062,114
1.38%, 03/16/15[b]	5,000	5,048,108
Banco Santander Chile
1.12%, 04/11/17[b]	10,000	10,000,090
1.83%, 01/19/16[b]	2,000	2,020,000
Bank of America N.A.
0.51%, 06/15/16	7,150	7,094,909
0.53%, 06/15/17	8,525	8,423,561

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

0.71%, 11/14/16	$25,000	$25,056,425
0.71%, 02/14/17	2,000	2,002,756
Bank of Montreal
0.48%, 09/24/15[c]	19,900	19,931,004
0.71%, 09/11/15	10,000	10,042,120
0.75%, 07/15/16[c]	6,000	6,039,816
0.83%, 04/09/18[c]	8,500	8,550,193
Bank of Nova Scotia
0.54%, 04/11/17	8,000	7,995,416
0.63%, 03/15/16	7,000	7,019,873
0.65%, 12/13/16	9,000	9,035,064
0.68%, 09/11/15	6,500	6,525,500
0.75%, 07/15/16	5,500	5,524,470
1.27%, 01/12/15	2,500	2,517,930
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
0.65%, 03/10/17[b]	11,000	10,997,052
0.68%, 02/26/16[b]	5,935	5,945,855
0.85%, 09/09/16[b,c]	5,000	5,029,200
Barclays Bank PLC
0.81%, 02/17/17	7,000	7,030,912
BB&T Corp.
0.90%, 02/01/19 (Call 01/02/19)	3,000	3,015,339
1.09%, 06/15/18 (Call 05/15/18)	2,000	2,030,052
BNP Paribas SA
0.71%, 03/17/17	4,000	4,011,380
0.82%, 12/12/16	3,000	3,018,663
2.98%, 12/20/14	23,500	23,886,481
BPCE SA
1.08%, 02/10/17[c]	5,000	5,028,650
1.48%, 04/25/1	18,000	18,275,292
Branch Banking & Trust Co.
0.55%, 09/13/16	13,000	12,952,602
Canadian Imperial Bank of Commerce
0.75%, 07/18/16	6,845	6,887,603
Commonwealth Bank of Australia
0.51%, 01/29/15[b]	9,000	9,019,827
0.73%, 09/20/16[b]	30,375	30,526,419
1.03%, 09/18/15[b]	14,150	14,278,524
Credit Agricole SA
1.03%, 04/15/19[b]	10,000	10,009,910
1.39%, 04/15/16[b]	7,000	7,091,245

Security	Principal (000s)	Value

Fifth Third Bank
0.64%, 02/26/16 (Call 01/26/16)	$6,000	$6,015,270
HSBC Bank PLC
0.88%, 05/15/18[b]	3,500	3,526,446
HSBC USA Inc.
1.11%, 09/24/18	10,000	10,125,160
ING Bank NV
1.18%, 03/07/16[b]	14,000	14,138,782
1.64%, 06/09/14[b]	8,500	8,512,376
1.87%, 09/25/15[b]	11,500	11,717,028
J.P. Morgan Chase Bank N.A.
0.47%, 07/30/15	13,000	13,014,417
Kookmin Bank
1.48%, 10/11/16[b]	5,000	5,066,225
Manufacturers and Traders Trust Co.
0.53%, 03/07/16	6,000	5,989,278
Mizuho Bank Ltd.
0.66%, 04/16/17[b,c]	5,000	5,002,965
National Australia Bank Ltd.
0.43%, 10/02/14[b]	2,900	2,902,381
0.43%, 05/28/15[b]	2,400	2,404,402
0.53%, 01/22/15[b]	15,850	15,886,455
0.60%, 03/17/17[b]	3,000	3,000,870
0.67%, 12/02/16[b]	3,000	3,010,770
0.78%, 07/25/16	33,700	33,896,100
1.17%, 07/25/14[b]	22,250	22,304,090
1.37%, 08/07/15	9,850	9,984,541
National City Bank
0.60%, 06/07/17	6,550	6,494,607
Nordea Bank AB
0.70%, 05/13/16[b]	13,000	13,070,850
PNC Bank N.A.
0.55%, 04/29/16 (Call 04/29/15)[d]	9,000	9,008,253
Rabobank Nederland
0.71%, 03/18/16	12,850	12,924,581
Royal Bank of Canada
0.44%, 04/29/15	13,082	13,102,630
0.46%, 01/06/15	11,000	11,016,885
0.56%, 01/23/17[c]	28,000	28,023,548
0.61%, 03/08/16	17,675	17,730,340
0.70%, 09/09/16	12,000	12,059,136
0.77%, 03/15/19	4,250	4,266,265
0.92%, 10/30/14	19,600	19,663,778

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Royal Bank of Scotland Group PLC
1.17%, 03/31/17	$4,000	$4,008,016
Standard Chartered PLC
1.18%, 05/12/14	8,850	8,852,000
Sumitomo Mitsui Banking Corp.
0.66%, 01/10/17	10,000	10,013,550
0.90%, 07/19/16	7,000	7,049,700
1.18%, 07/22/14[b]	5,350	5,361,149
Sumitomo Mitsui Trust Bank Ltd.
1.01%, 09/16/16[b]	8,750	8,815,853
Suncorp-Metway Ltd.
0.93%, 03/28/17[b]	6,000	6,000,042
SunTrust Bank
0.53%, 08/24/15	1,000	997,823
SunTrust Banks Inc.
0.68%, 02/15/17 (Call 01/15/17)	5,000	4,998,790
Svenska Handelsbanken AB
0.68%, 03/21/16[c]	14,465	14,533,608
0.70%, 09/23/16	14,000	14,070,028
Toronto-Dominion Bank (The)
0.42%, 05/01/15	33,500	33,553,030
0.44%, 11/06/15	15,000	15,022,485
0.53%, 07/14/14	9,575	9,581,961
0.70%, 09/09/16[c]	29,000	29,149,669
1.00%, 05/02/17	10,000	10,005,940
Series 1
0.77%, 04/30/18	7,000	7,053,270
U.S. Bancorp
0.73%, 11/15/18 (Call 10/15/18)[c]	5,000	5,022,330
Union Bank N.A.
0.99%, 09/26/16	7,000	7,075,061
US Bank N.A.
0.35%, 04/22/16 (Call 03/22/16)	25,000	25,025,925
0.45%, 01/30/17 (Call 12/30/16)	3,000	3,010,332
0.51%, 10/14/14	3,600	3,603,971
Wachovia Bank N.A./Wells Fargo & Co.
0.56%, 03/15/16[c]	1,375	1,372,616
0.62%, 11/03/14	14,000	14,017,276
Wachovia Corp./Wells Fargo & Co.
0.50%, 06/15/17	33,150	33,039,710
0.56%, 10/28/15	6,250	6,249,831
0.60%, 10/15/16	27,560	27,490,769

Security	Principal (000s)	Value

Wells Fargo & Co.
0.43%, 10/28/15	$26,900	$26,900,915
0.69%, 04/22/	5,000	5,009,815
0.76%, 07/20/16	17,450	17,547,563
0.86%, 04/23/18	19,000	19,150,936
1.16%, 06/26/15	8,000	8,070,224
Wells Fargo Bank N.A.
0.45%, 05/16/16	10,200	10,165,779
Westpac Banking Corp.
0.66%, 11/25/16[c]	18,000	18,041,112
0.96%, 07/30/18	4,000	4,038,668
0.99%, 09/25/15	17,050	17,196,920

		1,149,037,584
COMMUNICATIONS EQUIPMENT — 0.38%
Cisco Systems Inc.
0.52%, 03/03/17	7,000	7,027,587
0.73%, 03/01/19[c]	7,000	7,029,918

		14,057,505
COMPUTERS & PERIPHERALS — 2.13%
Apple Inc.
0.29%, 05/03/16	16,900	16,903,363
0.49%, 05/03/18[c]	22,300	22,308,831
1.00%, 05/05/17	10,000	10,000,000
1.00%, 05/06/19	10,000	10,009,880
Hewlett-Packard Co.
0.63%, 05/30/14	3,856	3,856,690
1.17%, 01/14/19	10,000	10,023,100
1.78%, 09/19/14	5,000	5,024,260

		78,126,124
CONSUMER FINANCE — 6.93%
American Express Bank FSB
0.45%, 06/12/17	15,600	15,513,888
American Express Co.
0.83%, 05/22/18[c]	8,700	8,763,118
American Express Credit Corp.
0.74%, 07/29/16	6,000	6,037,800
0.78%, 03/18/19	10,000	10,062,330
1.08%, 06/24/14	6,340	6,347,285
1.33%, 06/12/15	12,500	12,636,487
American Honda Finance Corp.
0.34%, 11/13/14[b]	4,000	4,002,128
0.46%, 11/03/14[b]	11,000	11,012,133
0.61%, 05/26/16[b]	20,000	20,088,760

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

0.63%, 06/18/14[b]	$6,295	$6,299,923
0.73%, 10/07/16	4,000	4,031,912
Caterpillar Financial Services Corp.
0.34%, 11/19/14	6,000	6,004,290
0.38%, 08/27/14	1,000	1,000,685
0.47%, 02/26/16	12,000	12,024,276
0.59%, 02/09/15	7,500	7,520,010
Ford Motor Credit Co. LLC
1.01%, 01/17/17	5,000	5,030,710
1.49%, 05/09/16	8,000	8,131,008
Series 1
1.00%, 03/12/19	5,000	5,016,640
HSBC Finance Corp.
0.67%, 06/01/16	15,750	15,744,251
John Deere Capital Corp.
0.30%, 01/12/15	11,795	11,794,033
0.33%, 10/08/14	500	500,341
0.34%, 02/25/16	2,000	1,999,288
0.35%, 06/15/15	9,180	9,185,811
0.36%, 12/10/15[c]	5,000	5,001,670
0.40%, 06/16/14	3,850	3,850,785
0.52%, 10/11/16	2,000	2,007,842
0.76%, 09/22/14	6,700	6,714,773
Toyota Motor Credit Corp.
0.32%, 08/22/14	4,000	4,000,480
0.38%, 04/08/15	4,900	4,904,121
0.38%, 09/18/15	3,000	3,004,194
0.38%, 01/07/16	3,645	3,646,925
0.39%, 03/10/15	10,696	10,708,386
0.40%, 11/21/14	2,000	2,001,380
0.40%, 01/23/15	9,500	9,511,058
0.53%, 05/17/16	10,000	10,028,470

		254,127,191
DIVERSIFIED FINANCIAL SERVICES — 18.02%
Bank of America Corp.
0.49%, 10/14/16[c]	11,750	11,677,115
0.57%, 08/15/16	1,300	1,287,733
1.05%, 03/22/16	8,025	8,078,005
1.10%, 04/01/19	8,000	8,015,336
1.27%, 01/15/19	10,000	10,124,000
1.30%, 03/22/18	26,000	26,298,376
1.78%, 07/11/14	3,910	3,919,415
Series C
0.69%, 01/15/15	1,000	1,001,417

Security	Principal (000s)	Value

Banque Federative du Credit Mutuel SA
1.08%, 10/28/16[b]	$6,500	$6,536,881
1.08%, 01/20/17[b]	12,000	12,064,548
BBVA U.S. Senior SA Unipersonal
2.36%, 05/16/14	7,700	7,704,443
BP Capital Markets PLC
0.57%, 11/06/15	5,000	5,014,985
0.66%, 11/07/16	5,000	5,027,405
0.75%, 05/10/18	3,400	3,405,406
0.87%, 09/26/18	16,900	17,032,107
Citigroup Inc.
0.51%, 06/09/16[c]	26,390	26,129,082
0.52%, 11/05/14	29,500	29,504,425
0.78%, 03/10/17[c]	23,500	23,487,122
0.92%, 11/15/16	17,000	17,088,264
1.00%, 04/08/19	10,000	9,995,280
1.02%, 04/01/16	9,000	9,053,469
1.19%, 07/25/16	7,550	7,630,423
1.94%, 05/15/18	13,000	13,476,801
Daimler Finance North America LLC
0.59%, 03/10/17[b]	5,000	5,002,845
0.83%, 01/09/15[b]	11,600	11,638,756
0.92%, 08/01/16[b]	7,000	7,063,861
General Electric Capital Corp.
0.41%, 02/15/17[c]	240	239,286
0.43%, 01/08/16	7,500	7,500,855
0.43%, 05/11/16[c]	8,792	8,788,888
0.46%, 01/14/16	10,000	10,008,710
0.51%, 08/07/18	2,000	1,976,606
0.61%, 01/09/15	7,500	7,520,445
0.61%, 07/10/15	8,000	8,029,888
0.74%, 01/14/19[c]	10,000	10,009,500
0.83%, 01/08/16	14,750	14,848,146
0.84%, 12/11/15	16,800	16,924,690
0.87%, 06/02/14	1,000	1,000,579
0.88%, 07/12/16	23,000	23,191,843
0.94%, 04/02/18	3,000	3,036,138
1.11%, 05/09/16	1,750	1,772,418
1.26%, 07/02/15[c]	8,500	8,589,547
Series A
0.49%, 09/15/14	25,400	25,427,127

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

International Bank for Reconstruction and Development
0.15%, 01/14/15	$27,400	$27,409,015
0.15%, 08/07/15	5,000	5,001,860
J.P. Morgan Chase & Co.
0.68%, 04/23/15[c]	17,900	17,950,460
0.76%, 02/15/17	32,000	32,088,192
0.85%, 02/26/16	31,900	32,067,539
0.86%, 01/28/19[c]	18,000	18,042,354
0.89%, 10/15/15	12,900	12,967,402
0.98%, 05/02/14	32,500	32,500,000
1.13%, 01/25/18	33,862	34,302,037
1.28%, 03/20/15	5,600	5,643,714
Volkswagen International Finance NV
0.83%, 11/20/14[b]	7,000	7,020,972

		661,115,711
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.30%
AT&T Inc.
0.62%, 02/12/16	16,625	16,670,619
0.91%, 03/11/19	6,500	6,546,494
1.14%, 11/27/18	1,840	1,875,488
Verizon Communications Inc.
0.44%, 03/06/15[b]	5,500	5,502,563
1.76%, 09/15/16	31,800	32,725,094
1.98%, 09/14/18	20,000	21,116,360

		84,436,618
ELECTRIC UTILITIES — 0.08%
Georgia Power Co.
0.55%, 03/15/16 (Call 06/02/14)	3,000	2,997,408

		2,997,408
ELECTRICAL EQUIPMENT — 0.19%
Eaton Corp.
0.56%, 06/16/14	7,000	7,001,589

		7,001,589
FOOD & STAPLES RETAILING — 0.19%
Kroger Co. (The)
0.76%, 10/17/16	7,000	7,017,136

		7,017,136
FOOD PRODUCTS — 0.51%
Campbell Soup Co.
0.54%, 08/01/14	4,300	4,301,849

Security	Principal (000s)	Value

General Mills Inc.
0.43%, 01/28/16	$5,000	$5,003,620
0.53%, 01/29/16	1,500	1,501,812
0.59%, 05/16/14	5,700	5,700,707
Kellogg Co.
0.47%, 02/13/15[c]	2,000	2,001,882

		18,509,870
HEALTH CARE EQUIPMENT & SUPPLIES — 0.19%
Baxter International Inc.
0.41%, 12/11/14	6,900	6,904,858

		6,904,858
HEALTH CARE PROVIDERS & SERVICES — 0.27%
International Finance Facility for Immunisation
0.42%, 07/05/16[b]	10,000	10,002,520

		10,002,520
HOUSEHOLD PRODUCTS — 0.38%
Procter & Gamble Co. (The)
0.32%, 11/04/16	13,900	13,900,000

		13,900,000
INSURANCE — 2.29%
Berkshire Hathaway Finance Corp.
0.38%, 01/10/17	7,000	7,003,920
Berkshire Hathaway Inc.
0.94%, 08/15/14	8,703	8,720,519
Jackson National Life Global Funding
0.58%, 09/30/15[b]	5,750	5,768,630
MetLife Global Funding I
0.61%, 04/10/17[b]	2,000	1,998,856
0.76%, 07/15/16[b]	3,000	3,019,248
MetLife Inc.
0.60%, 01/06/15[b]	8,500	8,522,338
New York Life Global Funding
0.27%, 09/19/14[b]	13,450	13,453,376
0.35%, 06/18/14[b]	7,510	7,512,914
0.58%, 05/23/16[b]	4,500	4,522,396
Principal Life Global Funding II
0.39%, 09/19/14[b]	4,600	4,602,190
0.60%, 05/27/16[b]	1,000	1,003,726
0.85%, 07/09/14[b]	8,000	8,009,368
Prudential Financial Inc.
1.02%, 08/15/18	10,000	10,012,650

		84,150,131

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

IT SERVICES — 0.89%
International Business Machines Corp.
0.22%, 02/04/15	$19,100	$19,101,528
0.26%, 07/29/15	8,400	8,400,000
0.60%, 02/12/19	5,000	5,025,920

		32,527,448
MEDIA — 0.79%
NBCUniversal Enterprise Inc.
0.76%, 04/15/16[b,c]	8,000	8,029,560
0.91%, 04/15/18[b]	9,900	10,006,692
Walt Disney Co. (The)
0.23%, 02/11/15	11,100	11,101,898

		29,138,150
METALS & MINING — 0.71%
BHP Billiton Finance (USA) Ltd.
0.48%, 09/30/16	15,900	15,908,204
Glencore Funding LLC
1.39%, 05/27/16[b]	4,000	4,021,244
Rio Tinto Finance (USA) PLC
1.07%, 06/17/16	6,000	6,062,136

		25,991,584
MULTILINE RETAIL — 0.27%
Target Corp.
0.40%, 07/18/14	9,850	9,857,200

		9,857,200
OFFICE ELECTRONICS — 0.01%
Xerox Corp.
1.06%, 05/16/14	500	500,100

		500,100
OIL, GAS & CONSUMABLE FUELS — 1.88%
Canadian Natural Resources Ltd.
0.61%, 03/30/16	6,000	6,007,470
Devon Energy Corp.
0.77%, 12/15/16	9,000	9,028,107
Exxon Mobil Corp.
0.27%, 03/15/17	5,000	5,002,880
0.38%, 03/15/19	6,000	6,008,712
Schlumberger Investment SA
0.78%, 09/12/14[b]	2,950	2,955,670

Security	Principal (000s)	Value

Shell International Finance BV
0.31%, 11/10/15	$3,000	$3,000,918
0.45%, 11/15/16	20,352	20,393,030
Total Capital Canada Ltd.
0.61%, 01/15/16	10,550	10,613,996
Total Capital International SA
0.81%, 08/10/18	6,000	6,048,000

		69,058,783
PHARMACEUTICALS — 1.20%
AbbVie Inc.
1.00%, 11/06/15	7,400	7,468,739
Johnson & Johnson
0.33%, 05/15/14	6,600	6,600,409
Merck & Co. Inc.
0.43%, 05/18/16	8,400	8,421,966
0.60%, 05/18/18	11,500	11,527,749
Pfizer Inc.
0.53%, 06/15/18	10,000	10,020,770

		44,039,633
TOBACCO — 0.19%
Philip Morris International Inc.
0.28%, 02/26/15	7,000	7,002,625

		7,002,625
WIRELESS TELECOMMUNICATION SERVICES — 0.57%
America Movil SAB de CV
1.23%, 09/12/16	12,349	12,533,852
Vodafone Group PLC
0.62%, 02/19/16	8,200	8,212,628

		20,746,480

TOTAL CORPORATE BONDS & NOTES
(Cost: $3,041,275,984)		3,051,184,432

FOREIGN AGENCY OBLIGATIONS[a,e] — 16.71%

CANADA — 0.50%
Ontario (Province of)
0.29%, 08/13/15	16,400	16,406,314
0.38%, 04/01/15	2,000	2,002,546

		18,408,860
CHINA — 0.27%
Sinopec Group Overseas Development 2014 Ltd.
1.01%, 04/10/17[b,c]	5,000	4,997,160
1.15%, 04/10/19[b,c]	5,000	4,997,650

		9,994,810

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

FRANCE — 0.82%
Dexia Credit Local SA
0.54%, 11/13/15[b]	$25,000	$25,000,075
Electricite de France
0.69%, 01/20/17[b]	5,000	5,015,135

		30,015,210
GERMANY — 1.76%
KfW
0.15%, 10/30/14	10,000	9,997,570
0.20%, 01/23/15	24,000	24,002,424
0.21%, 07/09/15[c]	5,000	5,001,200
0.30%, 03/13/15	19,500	19,486,799
Landwirtschaftliche Rentenbank
0.43%, 03/15/16[b]	6,000	6,017,232

		64,505,225
JAPAN — 0.12%
Japan Bank for International Cooperation
0.60%, 11/13/18	4,500	4,502,021

		4,502,021
MEXICO — 0.23%
Petroleos Mexicanos
2.25%, 07/18/18[c]	8,000	8,320,000

		8,320,000
NETHERLANDS — 3.93%
Achmea Hypotheekbank NV
0.59%, 11/03/14[b]	8,000	8,012,248
Bank Nederlandse Gemeenten
0.29%, 05/07/15[b]	10,000	10,001,100
0.40%, 07/18/16[b]	17,000	17,034,850
Nederlandse Waterschapsbank NV
0.28%, 10/27/14[b]	33,000	33,000,000
0.33%, 11/04/15[b]	12,000	12,007,164
0.43%, 10/18/16[b]	17,000	17,000,510
Petrobras Global Finance BV
1.85%, 05/20/16[c]	8,000	7,950,000
2.37%, 01/15/19	13,981	13,890,123
2.59%, 03/17/17	25,000	25,250,000

		144,145,995
NORWAY — 3.51%
Kommunalbanken AS
0.25%, 01/26/15[b,c]	20,300	20,298,823

Security	Principal (000s)	Value

0.31%, 03/18/16[b]	$16,900	$16,904,259
0.35%, 10/31/16[b]	11,500	11,514,237
0.41%, 02/20/18[b]	18,200	18,179,561
0.43%, 04/01/15[b]	6,500	6,511,317
0.61%, 03/27/17[b]	32,500	32,717,327
1.00%, 05/02/19[b]	3,000	3,000,000
Statoil ASA
0.53%, 05/15/18	8,000	8,003,312
0.70%, 11/08/18[c]	11,500	11,581,937

		128,710,773
SOUTH KOREA — 0.81%
Export-Import Bank of Korea (The)
0.98%, 01/14/17	17,450	17,534,057
Korea Development Bank (The)
0.85%, 01/22/17	12,000	12,014,988

		29,549,045
SUPRANATIONAL — 3.00%
Asian Development Bank
0.15%, 05/29/15	19,000	18,991,906
0.16%, 05/13/16	5,000	4,998,005
Inter-American Development Bank
0.15%, 07/29/15	21,800	21,676,873
0.19%, 02/11/16	29,000	28,976,887
0.21%, 10/15/15	9,600	9,609,917
0.22%, 12/12/16	9,000	8,999,244
0.26%, 09/12/18	7,000	6,994,127
0.68%, 05/20/14	9,700	9,701,785

		109,948,744
SWEDEN — 1.76%
Kommuninvest I Sverige AB
0.22%, 09/12/14[b]	10,000	10,001,350
0.23%, 06/22/15[b]	13,900	13,898,540
0.26%, 03/26/15[b,c]	7,500	7,501,253
Svensk Exportkredit AB
0.41%, 06/12/17	14,000	14,035,168
0.53%, 01/23/17	16,100	16,194,040
0.99%, 08/14/14	3,100	3,105,797

		64,736,148

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $612,836,828)		612,836,831

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

April 30, 2014

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 4.15%

MONEY MARKET FUNDS — 4.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,f,g]	74,096	$74,095,904
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,f,g]	5,707	5,707,061
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,f]	72,287	72,286,965

		152,089,930

TOTAL SHORT-TERM INVESTMENTS
(Cost: $152,089,930)		152,089,930

TOTAL INVESTMENTS IN SECURITIES — 104.04%
(Cost: $3,806,202,742)		3,816,111,193
Other Assets, Less Liabilities — (4.04)%		(148,121,466)

NET ASSETS — 100.00%		$3,667,989,727

[a]	Variable rates shown are as of report date.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	Investments are denominated in U.S. dollars.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.38%

AEROSPACE & DEFENSE — 1.74%
Bombardier Inc.
4.25%, 01/15/16[a]	$150	$156,000
4.75%, 04/15/19[a,b]	100	101,500
7.50%, 03/15/18[a,b]	100	113,750
Huntington Ingalls Industries Inc.
6.88%, 03/15/18 (Call 03/15/15)	100	107,000
Kratos Defense & Security Solutions Inc.
10.00%, 06/01/17 (Call 06/02/14)	100	105,250
Sequa Corp.
7.00%, 12/15/17 (Call 06/02/14)[a]	100	100,257
TransDigm Inc.
7.75%, 12/15/18 (Call 12/15/14)	350	371,875

		1,055,632
AIRLINES — 0.61%
Continental Airlines Inc. 2012-3 Pass Through Trust
6.13%, 04/29/18	150	159,375
US Airways Group Inc.
6.13%, 06/01/18	200	210,635

		370,010
AUTO COMPONENTS — 1.72%
Chassix Inc.
9.25%, 08/01/18 (Call 08/01/15)[a]	100	108,000
Dana Holding Corp.
6.50%, 02/15/19 (Call 02/15/15)	100	106,139
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/15/17)[a]	275	277,062
4.88%, 03/15/19 (Call 07/15/16)[a]	200	202,250
Pittsburgh Glass Works LLC
8.00%, 11/15/18 (Call 11/15/15)[a]	25	27,188
Schaeffler Finance BV
7.75%, 02/15/17[a]	200	226,500
UCI International Inc.
8.63%, 02/15/19 (Call 02/15/15)	100	96,500

		1,043,639
AUTOMOBILES — 0.76%
General Motors Co.
3.50%, 10/02/18[a]	250	255,312

Security	Principal (000s)	Value

Jaguar Land Rover Automotive PLC
4.13%, 12/15/18[a]	$200	$206,627

		461,939
BEVERAGES — 0.91%
Constellation Brands Inc.
7.25%, 09/01/16	200	226,000
7.25%, 05/15/17	100	115,375
8.38%, 12/15/14	100	104,250
Cott Beverages Inc.
8.13%, 09/01/18 (Call 09/01/14)	100	105,750

		551,375
BIOTECHNOLOGY — 0.17%
STHI Holding Corp.
8.00%, 03/15/18 (Call 06/02/14)[a]	100	106,125

		106,125
BUILDING PRODUCTS — 1.74%
Associated Materials LLC/AMH New Finance Inc.
9.13%, 11/01/17 (Call 06/02/14)	200	210,000
Building Materials Corp. of America
6.88%, 08/15/18 (Call 08/15/14)[a]	150	156,750
Euramax International Inc.
9.50%, 04/01/16 (Call 06/02/14)	75	75,187
Masco Corp.
4.80%, 06/15/15	100	103,750
6.13%, 10/03/16	200	220,500
USG Corp.
6.30%, 11/15/16	100	108,250
9.75%, 01/15/18	150	180,750

		1,055,187
CAPITAL MARKETS — 0.77%
Affinion Group Inc.
7.88%, 12/15/18 (Call 12/15/14)	100	93,875
American Capital Ltd.
6.50%, 09/15/18 (Call 09/15/15)[a]	100	106,250
E*TRADE Financial Corp.
6.00%, 11/15/17 (Call 11/15/14)	50	52,500
6.75%, 06/01/16	100	108,250
Nuveen Investments Inc.
9.13%, 10/15/17 (Call 10/15/14)[a]	100	109,500

		470,375

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

CHEMICALS — 2.78%
Ashland Inc.
3.00%, 03/15/16 (Call 02/15/16)	$200	$203,931
3.88%, 04/15/18 (Call 03/15/18)	100	102,664
Celanese U.S. Holdings LLC
6.63%, 10/15/18 (Call 10/15/14)	100	105,162
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18 (Call 06/02/14)	200	208,259
Ineos Finance PLC
8.38%, 02/15/19 (Call 02/15/15)[a]	200	219,809
Ineos Group Holdings SA
6.13%, 08/15/18 (Call 05/15/15)[a,b]	200	207,000
Perstorp Holding AB
8.75%, 05/15/17 (Call 05/15/15)[a,b]	200	214,750
PQ Corp.
8.75%, 05/01/18 (Call 11/01/14)[a]	150	163,312
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 08/01/15)[b]	250	266,338

		1,691,225
COMMERCIAL BANKS — 4.48%
CIT Group Inc.
3.88%, 02/19/19	150	152,341
4.25%, 08/15/17	350	367,500
4.75%, 02/15/15[a,b]	350	358,574
5.00%, 05/15/17	200	215,674
5.25%, 03/15/18[b]	350	375,813
5.50%, 02/15/19[a]	200	215,901
6.63%, 04/01/18[a]	100	111,500
Globe Luxembourg SCA
9.63%, 05/01/18 (Call 05/01/17)[a]	200	219,000
Regions Bank
7.50%, 05/15/18	250	295,625
Royal Bank of Scotland Group PLC
4.70%, 07/03/18	50	51,875
5.00%, 10/01/14	200	202,600
5.05%, 01/08/15	100	102,300
Synovus Financial Corp.
5.13%, 06/15/17	50	53,000

		2,721,703

Security	Principal (000s)	Value

COMMERCIAL SERVICES & SUPPLIES — 3.29%
ACE Cash Express Inc.
11.00%, 02/01/19 (Call 02/01/15)[a]	$75	$60,750
ADT Corp. (The)
2.25%, 07/15/17	200	198,013
4.13%, 04/15/19	75	74,968
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[a,b]	200	216,000
Cenveo Corp.
8.88%, 02/01/18 (Call 06/02/14)	50	51,500
DynCorp International Inc.
10.38%, 07/01/17 (Call 07/01/14)	150	157,500
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 02/01/16)[a]	200	161,000
Interactive Data Corp.
10.25%, 08/01/18 (Call 08/01/14)	250	268,438
iPayment Inc.
10.25%, 05/15/18 (Call 05/15/15)	75	53,250
R.R. Donnelley & Sons Co.
7.25%, 05/15/18[b]	64	74,240
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 05/15/18 (Call 05/15/15)[a]	100	106,000
Speedy Cash Intermediate Holdings Corp.
10.75%, 05/15/18 (Call 05/15/15)[a]	50	50,930
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[a]	100	101,750
TransUnion LLC/TransUnion Financing Corp.
11.38%, 06/15/18 (Call 06/15/14)	200	213,900
West Corp.
7.88%, 01/15/19 (Call 11/15/14)	100	106,625
8.63%, 10/01/18 (Call 10/01/14)	100	106,750

		2,001,614
COMMUNICATIONS EQUIPMENT — 1.11%
Alcatel-Lucent USA Inc.
4.63%, 07/01/17[a]	200	204,193
Avaya Inc.
7.00%, 04/01/19 (Call 04/01/15)[a]	200	199,000
CommScope Inc.
8.25%, 01/15/19 (Call 01/15/15)[a]	250	270,625

		673,818

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

COMPUTERS & PERIPHERALS — 0.67%
Dell Inc.
2.30%, 09/10/15	$200	$201,750
3.10%, 04/01/16	150	153,000
5.65%, 04/15/18	50	52,375

		407,125
CONSTRUCTION & ENGINEERING — 0.54%
Abengoa Finance SAU
8.88%, 11/01/17[a,b]	150	169,500
Aguila 3 SA
7.88%, 01/31/18 (Call 06/02/14)[a]	150	159,000

		328,500
CONSTRUCTION MATERIALS — 0.36%
Lafarge SA
6.20%, 07/09/15[a]	100	106,147
6.50%, 07/15/16	100	109,916

		216,063
CONSUMER FINANCE — 8.11%
Ally Financial Inc.
2.75%, 01/30/17	250	253,437
3.50%, 07/18/16	200	206,500
3.50%, 01/27/19	100	100,250
4.63%, 06/26/15	200	207,459
5.50%, 02/15/17	150	163,195
6.25%, 12/01/17	250	279,722
6.75%, 12/01/14	150	154,688
8.00%, 12/31/18	100	119,375
8.30%, 02/12/15	250	263,485
General Motors Financial Co. Inc.
2.75%, 05/15/16	200	203,000
3.25%, 05/15/18	100	101,000
4.75%, 08/15/17	150	160,177
6.75%, 06/01/18	150	170,531
SLM Corp.
3.88%, 09/10/15	150	154,578
4.63%, 09/25/17	100	104,872
5.05%, 11/14/14	150	153,060
5.50%, 01/15/19	300	317,048
6.00%, 01/25/17	300	326,388
6.25%, 01/25/16	300	323,283
8.45%, 06/15/18	350	412,950
Springleaf Finance Corp.
6.90%, 12/15/17	400	438,000

Security	Principal (000s)	Value

Series I
5.40%, 12/01/15	$200	$210,000
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 09/15/18 (Call 09/15/15)[a]	100	106,500

		4,929,498
CONTAINERS & PACKAGING — 1.82%
Ardagh Packaging Finance PLC
7.38%, 10/15/17 (Call 10/15/14)[a]	200	212,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
6.25%, 01/31/19 (Call 01/31/16)[a]	200	208,500
Berry Plastics Corp.
9.50%, 05/15/18 (Call 06/02/14)	100	105,350
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II
5.63%, 12/15/16 (Call 12/15/15)[a]	125	127,656
6.00%, 06/15/17 (Call 06/15/16)[a]	125	128,750
Cascades Inc.
7.75%, 12/15/17 (Call 06/02/14)	100	104,125
Clearwater Paper Corp.
7.13%, 11/01/18 (Call 11/01/14)	100	105,875
Owens-Brockway Glass Container Inc.
7.38%, 05/15/16	100	110,750

		1,103,006
DISTRIBUTORS — 0.58%
HD Supply Inc.
8.13%, 04/15/19 (Call 04/15/15)	200	221,500
VWR Funding Inc.
7.25%, 09/15/17 (Call 09/15/14)	125	133,594

		355,094
DIVERSIFIED FINANCIAL SERVICES — 0.92%
Affinion Investments LLC
13.50%, 08/15/18 (Call 12/12/16)[a]	100	104,250
J.P. Morgan Chase & Co.
0.98%, 05/02/14[c]	250	250,000
National Money Mart Co.
10.38%, 12/15/16 (Call 06/02/14)	100	105,250
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 08/01/15)	100	100,500

		560,000

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.75%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%, 01/15/19 (Call 06/02/14)[b]	$200	$211,500
CenturyLink Inc.
6.00%, 04/01/17	200	221,500
Series R
5.15%, 06/15/17	100	108,125
Cincinnati Bell Inc.
8.75%, 03/15/18 (Call 06/02/14)[b]	150	157,500
Embarq Corp.
7.08%, 06/01/16	150	167,542
Frontier Communications Corp.
7.13%, 03/15/19[b]	100	111,750
8.13%, 10/01/18	50	58,188
8.25%, 04/15/17[b]	100	116,375
Intelsat (Luxembourg) SA
6.75%, 06/01/18 (Call 06/01/15)	200	211,500
Intelsat Jackson Holdings SA
7.25%, 04/01/19 (Call 04/01/15)	100	107,125
Level 3 Communications Inc.
11.88%, 02/01/19 (Call 02/01/15)	175	196,875
Level 3 Financing Inc.
9.38%, 04/01/19 (Call 04/01/15)	100	110,375
Telecom Italia Capital SA
4.95%, 09/30/14	100	101,655
5.25%, 10/01/15[b]	150	157,687
7.00%, 06/04/18	200	228,500
Telesat Canada/Telesat LLC
6.00%, 05/15/17 (Call 06/02/14)[a]	150	154,878
Wind Acquisition Holdings Finance SA
7.25%, 02/15/18 (Call 06/02/14)[a]	400	421,000
12.25%, 07/15/17 (Call 06/02/14)[a,b]	200	209,500
Windstream Corp.
7.88%, 11/01/17	200	230,250
8.13%, 09/01/18 (Call 09/01/14)	200	211,500

		3,493,325
ELECTRIC UTILITIES — 1.00%
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)	100	107,984
EDP Finance BV
6.00%, 02/02/18[a]	150	164,520

Security	Principal (000s)	Value

Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.
6.88%, 08/15/17 (Call 02/15/15)[a]	$75	$76,783
FirstEnergy Corp. Series A
2.75%, 03/15/18 (Call 02/15/18)	100	100,500
RRI Energy Inc.
7.88%, 06/15/17	150	155,820

		605,607
ELECTRICAL EQUIPMENT — 0.17%
WireCo WorldGroup Inc.
9.50%, 05/15/17 (Call 06/02/14)	100	102,250

		102,250
ENERGY EQUIPMENT & SERVICES — 0.35%
Petroleum Geo-Services ASA
7.38%, 12/15/18 (Call 12/15/15)[a]	200	215,000

		215,000
FOOD & STAPLES RETAILING — 0.54%
BI-LO LLC/BI-LO Finance Corp.
9.25%, 02/15/19 (Call 02/15/15)[a]	100	108,000
SUPERVALU Inc.
8.00%, 05/01/16	100	110,500
Tops Holding Corp./Tops Markets LLC
8.88%, 12/15/17 (Call 06/15/15)[b]	100	109,000

		327,500
FOOD PRODUCTS — 1.90%
Big Heart Pet Brands
7.63%, 02/15/19 (Call 06/02/14)	250	260,312
Bumble Bee Holdings Inc.
9.00%, 12/15/17 (Call 12/15/14)[a]	96	103,680
Dean Foods Co.
7.00%, 06/01/16	100	109,500
General Mills Inc.
0.59%, 05/16/14[c]	250	250,031
Michael Foods Group Inc.
9.75%, 07/15/18 (Call 07/15/14)	100	106,375
Pilgrim’s Pride Corp.
7.88%, 12/15/18 (Call 12/15/14)	100	107,000
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 08/01/15)[a]	100	104,625
7.75%, 07/01/17	100	115,500

		1,157,023

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

GAS UTILITIES — 0.72%
Sabine Pass LNG LP
7.50%, 11/30/16	$300	$332,106
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.50%, 10/01/18 (Call 10/01/14)	100	105,878

		437,984
HEALTH CARE EQUIPMENT & SUPPLIES — 2.10%
Alere Inc.
7.25%, 07/01/18 (Call 12/15/15)	200	219,000
ConvaTec Healthcare E SA
10.50%, 12/15/18 (Call 12/15/14)[a]	200	220,500
DJO Finance LLC/DJO Finance Corp.
9.88%, 04/15/18 (Call 04/15/15)	100	108,500
Fresenius Medical Care US Finance II Inc.
9.00%, 07/15/15[a]	100	108,625
Hanson Ltd.
6.13%, 08/15/16	200	219,000
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	350	400,312

		1,275,937
HEALTH CARE PROVIDERS & SERVICES — 4.10%
21st Century Oncology Inc.
8.88%, 01/15/17 (Call 06/02/14)[b]	100	103,750
9.88%, 04/15/17 (Call 06/02/14)	50	48,750
Capella Healthcare Inc.
9.25%, 07/01/17 (Call 06/02/14)	100	105,625
Centene Corp.
5.75%, 06/01/17	100	109,125
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)	350	366,187
Fresenius Medical Care US Finance Inc.
6.50%, 09/15/18[a]	100	112,250
6.88%, 07/15/17	100	113,000
HCA Holdings Inc.
6.38%, 01/15/15	200	206,500
6.50%, 02/15/16	300	324,750
8.00%, 10/01/18	50	59,313
HCA Inc.
3.75%, 03/15/19	300	301,875

Security	Principal (000s)	Value

Health Net Inc
6.38%, 06/01/17	$100	$108,750
MedImpact Holdings Inc.
10.50%, 02/01/18 (Call 02/01/15)[a]	100	108,750
Tenet Healthcare Corp.
5.00%, 03/01/19 [a]	100	100,125
6.25%, 11/01/18	200	219,000
9.25%, 02/01/15	100	105,500

		2,493,250
HEALTH CARE TECHNOLOGY — 0.13%
IMS Health Inc.
12.50%, 03/01/18 (Call 03/01/15)[a]	69	78,660

		78,660
HOTELS, RESTAURANTS & LEISURE — 4.01%
Burger King Corp.
9.88%, 10/15/18 (Call 10/15/14)	75	81,281
Caesars Entertainment Operating Co. Inc.
10.75%, 02/01/16 (Call 06/02/14)	100	86,500
11.25%, 06/01/17 (Call 06/02/14)	450	428,625
DineEquity Inc.
9.50%, 10/30/18 (Call 10/30/14)	200	216,750
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[a,b]	100	103,750
Greektown Holdings LLC/Greektown Mothership Corp.
8.88%, 03/15/19 (Call 03/15/16)[a]	100	103,000
Logan’s Roadhouse Inc.
10.75%, 10/15/17 (Call 06/02/14)	60	47,400
Marina District Finance Co. Inc.
9.88%, 08/15/18 (Call 08/15/14)	100	106,513
MGM Resorts International
6.63%, 07/15/15	100	105,874
7.50%, 06/01/16	250	278,125
7.63%, 01/15/17[b]	150	170,133
8.63%, 02/01/19	150	178,318
11.38%, 03/01/18	100	128,950
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.
8.88%, 04/15/17 (Call 06/02/14)[a]	100	104,000

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Peninsula Gaming LLC/Peninsula Gaming Corp.
8.38%, 02/15/18 (Call 08/15/14)[a]	$100	$107,500
ROC Finance LLC/ROC Finance 1 Corp.
12.13%, 09/01/18 (Call 09/01/14)[a,b]	75	79,313
Sabre Holdings Corp.
8.35%, 03/15/16	100	110,750

		2,436,782
HOUSEHOLD DURABLES — 1.49%
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)	25	24,875
4.75%, 05/15/17	150	159,000
Jarden Corp.
7.50%, 05/01/17	100	114,625
KB Home
4.75%, 05/15/19 (Call 02/15/19)	50	49,875
Lennar Corp.
4.75%, 12/15/17 (Call 09/15/17)[b]	200	211,500
5.60%, 05/31/15	100	104,000
Standard Pacific Corp.
8.38%, 05/15/18	100	118,000
Toll Brothers Finance Corp.
8.91%, 10/15/17	100	120,250

		902,125
HOUSEHOLD PRODUCTS — 0.17%
Central Garden and Pet Co.
8.25%, 03/01/18 (Call 06/02/14)[b]	100	103,000

		103,000
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.58%
AES Corp. (The)
7.75%, 10/15/15	100	108,927
8.00%, 10/15/17	200	236,847
9.75%, 04/15/16	100	115,367
Atlantic Power Corp.
9.00%, 11/15/18 (Call 11/15/14)	50	52,845
GenOn Energy Inc.
9.50%, 10/15/18	100	105,301
NRG Energy Inc.
7.63%, 01/15/18	300	339,311

		958,598

Security	Principal (000s)	Value

INDUSTRIAL CONGLOMERATES — 0.18%
Polymer Group Inc.
7.75%, 02/01/19 (Call 02/01/15)	$100	$107,063

		107,063
INTERNET & CATALOG RETAIL — 0.12%
QVC Inc.
3.13%, 04/01/19 [a]	75	75,440

		75,440
INTERNET SOFTWARE & SERVICES — 0.22%
IAC/InterActiveCorp
4.88%, 11/30/18 (Call 11/30/14)	125	131,250

		131,250
IT SERVICES — 0.09%
Michael Baker International LLC/CDL Acquisition Co. Inc.
8.25%, 10/15/18 (Call 04/15/16)[a]	50	53,125

		53,125
LEISURE EQUIPMENT & PRODUCTS — 0.09%
Easton-Bell Sports Inc.
9.75%, 12/01/16 (Call 05/15/14)	50	52,540

		52,540
MACHINERY — 2.00%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/01/16)[a]	150	159,375
Case New Holland Industrial Inc.
7.88%, 12/01/17	300	351,375
CNH Industrial Capital LLC
3.25%, 02/01/17	100	101,620
3.63%, 04/15/18	100	101,875
6.25%, 11/01/16	150	163,875
Harsco Corp.
5.75%, 05/15/18	100	107,431
SPX Corp.
6.88%, 09/01/17	200	226,500

		1,212,051
MARINE — 0.25%
CMA CGM SA
8.50%, 04/15/17 (Call 06/02/14)[a,b]	150	153,938

		153,938
MEDIA — 4.94%
American Media Inc.
11.50%, 12/15/17 (Call 06/02/14)	50	54,687

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Cablevision Systems Corp.
7.75%, 04/15/18	$200	$226,500
8.63%, 09/15/17	200	235,000
Clear Channel Communications Inc.
5.50%, 09/15/14	75	76,125
CSC Holdings LLC
8.63%, 02/15/19	100	119,250
DISH DBS Corp.
4.25%, 04/01/18	200	208,738
4.63%, 07/15/17	200	213,000
6.63%, 10/01/14	200	204,444
7.13%, 02/01/16	250	273,151
7.75%, 05/31/15	150	160,276
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[a]	100	106,125
11.00%, 08/15/18 (Call 08/15/14)[a]	50	46,500
11.00%, 08/15/18 (Call 08/15/14)[a,b]	100	93,500
Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 06/02/14)[a]	200	215,500
Nielsen Finance LLC/Nielsen Finance Co.
7.75%, 10/15/18 (Call 10/15/14)	200	212,789
Numericable Group SA
4.88%, 05/15/19 (Call 05/15/16)[a]	250	252,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
7.50%, 03/15/19 (Call 03/15/15)[a]	150	161,255
Visant Corp.
10.00%, 10/01/17 (Call 06/02/14)[b]	150	140,625

		2,999,965
METALS & MINING — 5.26%
AK Steel Corp.
8.75%, 12/01/18 (Call 12/01/15)	50	56,000
Aleris International Inc.
7.63%, 02/15/18 (Call 06/02/14)	100	101,625
ArcelorMittal SA
4.25%, 08/05/15[b]	150	154,551
4.25%, 03/01/16	200	206,734
5.00%, 02/25/17	300	317,302
6.13%, 06/01/18[b]	300	328,608
9.50%, 02/15/15	150	159,006
Barminco Finance Pty Ltd.
9.00%, 06/01/18[a]	100	92,500

Security	Principal (000s)	Value

Commercial Metals Co.
6.50%, 07/15/17	$100	$111,750
7.35%, 08/15/18	100	113,889
Essar Steel Algoma Inc.
9.38%, 03/15/15 (Call 06/02/14)[a,b]	150	149,062
9.88%, 06/15/15 (Call 06/02/14)[a,b]	50	28,500
FMG Resources (August 2006) Pty Ltd.
6.00%, 04/01/17 (Call 04/01/15)[a]	200	210,000
6.88%, 02/01/18 (Call 06/02/14)[a]	200	211,000
JMC Steel Group Inc.
8.25%, 03/15/18 (Call 06/02/14)[a,b]	200	201,250
Mueller Water Products Inc.
7.38%, 06/01/17 (Call 06/02/14)[b]	100	101,548
Novelis Inc.
8.38%, 12/15/17 (Call 06/02/14)	150	160,356
Ryerson Inc./Joseph T Ryerson & Son Inc.
9.00%, 10/15/17 (Call 04/15/15)	100	107,312
Thompson Creek Metals Co. Inc.
9.75%, 12/01/17 (Call 12/01/15)	100	111,125
United States Steel Corp.
6.05%, 06/01/17	50	54,066
7.00%, 02/01/18[b]	100	110,638
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (Call 06/15/16)[a]	100	106,000

		3,192,822
MULTILINE RETAIL — 0.30%
Sears Holdings Corp.
6.63%, 10/15/18[b]	200	184,500

		184,500
OFFICE ELECTRONICS — 0.45%
CDW LLC/CDW Finance Corp.
8.50%, 04/01/19 (Call 04/01/15)	250	272,813

		272,813
OIL, GAS & CONSUMABLE FUELS — 9.40%
Alpha Natural Resources Inc.
9.75%, 04/15/18	100	94,250
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
9.63%, 10/15/18 (Call 10/15/14)	50	53,250

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Arch Coal Inc.
8.00%, 01/15/19 (Call 01/15/16)[a]	$50	$49,875
Aurora USA Oil & Gas Inc.
9.88%, 02/15/17 (Call 02/15/15)[a]	100	111,046
Basic Energy Services Inc.
7.75%, 02/15/19 (Call 02/15/15)	100	106,892
Carrizo Oil & Gas Inc.
8.63%, 10/15/18 (Call 10/15/14)	100	106,702
Chesapeake Energy Corp.
3.25%, 03/15/16 (Call 06/02/14)	100	100,939
6.50%, 08/15/17	200	224,041
7.25%, 12/15/18[b]	100	116,219
9.50%, 02/15/15	200	213,435
CONSOL Energy Inc.
8.00%, 04/01/17 (Call 05/15/14)	400	416,881
El Paso LLC
7.00%, 06/15/17	100	112,494
7.25%, 06/01/18	100	113,312
Endeavour International Corp.
12.00%, 03/01/18 (Call 03/01/15)	75	72,848
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17 (Call 12/15/14)	100	108,853
EPL Oil & Gas Inc.
8.25%, 02/15/18 (Call 02/15/15)	100	107,874
EXCO Resources Inc.
7.50%, 09/15/18 (Call 09/15/14)	200	202,838
Expro Finance Luxembourg SCA
8.50%, 12/15/16 (Call 06/02/14)[a]	200	209,108
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 12/15/18 (Call 12/15/14)	100	107,428
Kinder Morgan Finance Co. LLC
5.70%, 01/05/16	150	159,660
6.00%, 01/15/18[a]	250	272,511
Laredo Petroleum Inc.
9.50%, 02/15/19 (Call 02/15/15)	100	110,290
MIE Holdings Corp.
9.75%, 05/12/16 (Call 05/16/14)[a]	200	209,500
Newfield Exploration Co.
7.13%, 05/15/18 (Call 06/02/14)	100	102,762
NGPL PipeCo LLC
7.12%, 12/15/17[a,b]	250	247,933

Security	Principal (000s)	Value

Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.
6.50%, 04/01/19 (Call 10/01/16)[a]	$125	$122,298
Oasis Petroleum Inc.
7.25%, 02/01/19 (Call 02/01/15)	50	53,500
Peabody Energy Corp.
6.00%, 11/15/18	350	371,779
7.38%, 11/01/16	100	112,342
PetroQuest Energy Inc.
10.00%, 09/01/17 (Call 09/01/14)	50	53,375
PHI Inc.
5.25%, 03/15/19 (Call 03/15/16)[a]	75	75,750
Pioneer Energy Services Corp.
9.88%, 03/15/18 (Call 06/02/14)	100	105,226
Quicksilver Resources Inc.
7.13%, 04/01/16 (Call 06/02/14)	100	92,000
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (Call 12/01/14)[a]	100	104,500
Rockies Express Pipeline LLC
3.90%, 04/15/15[a]	100	101,167
6.00%, 01/15/19[a]	100	102,500
6.85%, 07/15/18[a]	50	52,619
Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp.
9.75%, 02/15/17 (Call 06/02/14)	50	52,313
SM Energy Co.
6.63%, 02/15/19 (Call 02/15/15)	50	53,231
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)	100	105,220
Trinidad Drilling Ltd.
7.88%, 01/15/19 (Call 01/15/15)[a]	75	80,010
Ultra Petroleum Corp.
5.75%, 12/15/18 (Call 12/15/15)[a]	50	52,625
Venoco Inc.
8.88%, 02/15/19 (Call 02/15/15)	100	98,905
Westmoreland Coal Co. /Westmoreland Partners
10.75%, 02/01/18 (Call 02/01/15)[a]	75	81,632
WPX Energy Inc.
5.25%, 01/15/17	100	106,944

		5,708,877

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

PAPER & FOREST PRODUCTS — 0.13%
Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 01/15/15)	$75	$80,863

		80,863
PERSONAL PRODUCTS — 0.18%
Avon Products Inc.
6.50%, 03/01/19[b]	100	111,632

		111,632
PHARMACEUTICALS — 1.86%
Forest Laboratories Inc.
4.38%, 02/01/19[a]	200	212,500
Hospira Inc.
6.05%, 03/30/17	100	111,118
Lantheus Medical Imaging Inc.
9.75%, 05/15/17 (Call 06/02/14)	50	50,250
NBTY Inc.
9.00%, 10/01/18 (Call 10/01/14)	150	160,875
Valeant Pharmaceuticals International Inc.
6.88%, 12/01/18 (Call 12/01/14)[a]	150	158,062
VPII Escrow Corp./Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (Call 08/15/15)[a]	400	434,000

		1,126,805
PROFESSIONAL SERVICES — 0.18%
RSI Home Products Inc.
6.88%, 03/01/18 (Call 03/01/15)[a,b]	100	107,250

		107,250
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.74%
Crescent Resources LLC/Crescent Ventures Inc.
10.25%, 08/15/17 (Call 08/15/15)[a]	100	111,750
Kennedy-Wilson Inc.
8.75%, 04/01/19 (Call 04/01/15)	75	81,937
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a]	75	75,375
Realogy Group LLC/Sunshine Group Florida Ltd. (The)
3.38%, 05/01/16[a,b]	100	101,125

Security	Principal (000s)	Value

Rialto Holdings LLC/Rialto Corp.
7.00%, 12/01/18 (Call 12/01/15)[a]	$75	$77,813

		448,000
ROAD & RAIL — 0.98%
Ahern Rentals Inc.
9.50%, 06/15/18 (Call 06/15/15)[a]	50	55,500
Aviation Capital Group Corp.
3.88%, 09/27/16[a]	75	77,625
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
8.25%, 01/15/19 (Call 10/15/14)	58	61,945
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[a]	25	25,625
Hertz Corp. (The)
7.50%, 10/15/18 (Call 10/15/14)	250	265,023
Kenan Advantage Group Inc. (The)
8.38%, 12/15/18 (Call 12/15/14)[a]	100	107,125

		592,843
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.09%
Advanced Micro Devices Inc.
6.75%, 03/01/19[a]	100	103,250
8.13%, 12/15/17 (Call 06/02/14)[b]	100	104,500
Kemet Corp.
10.50%, 05/01/18 (Call 06/02/14)	50	52,500
NXP BV/NXP Funding LLC
3.75%, 06/01/18[a]	200	199,500
STATS ChipPAC Ltd.
4.50%, 03/20/18 (Call 03/20/16)[a]	200	202,000

		661,750
SOFTWARE — 0.74%
Infor US Inc.
9.38%, 04/01/19 (Call 04/01/15)	100	112,250
11.50%, 07/15/18 (Call 07/15/15)	100	115,250
NuStar Logistics LP
8.15%, 04/15/18	100	113,309
Sophia LP/Sophia Finance Inc.
9.75%, 01/15/19 (Call 01/15/15)[a]	100	111,000

		451,809
SPECIALTY RETAIL — 2.43%
AutoNation Inc.
6.75%, 04/15/18	100	114,750

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Best Buy Co. Inc.
3.75%, 03/15/16	$100	$102,750
5.00%, 08/01/18	100	103,500
Burlington Coat Factory Warehouse Corp.
10.00%, 02/15/19 (Call 02/15/15)	100	110,500
Claire’s Stores Inc.
8.88%, 03/15/19 (Call 03/15/15)	75	62,250
9.00%, 03/15/19 (Call 03/15/15)[a]	200	208,000
Guitar Center Inc.
6.50%, 04/15/19 (Call 04/15/16)[a]	100	95,750
Gymboree Corp. (The)
9.13%, 12/01/18 (Call 12/01/14)[b]	60	49,050
L Brands Inc.
6.90%, 07/15/17	100	113,750
Michaels Stores Inc.
7.75%, 11/01/18 (Call 11/01/14)	150	158,812
Modular Space Corp.
10.25%, 01/31/19 (Call 01/31/16)[a]	75	77,719
Toys R Us Inc.
10.38%, 08/15/17 (Call 02/15/15)	100	81,500
Toys R Us Property Co. II LLC
7.38%, 09/01/16 (Call 06/02/14)[a,b]	50	45,500
8.50%, 12/01/17 (Call 06/02/14)[b]	150	153,375

		1,477,206
TEXTILES, APPAREL & LUXURY GOODS — 0.16%
Nine West Holdings Inc.
8.25%, 03/15/19[a]	100	98,750

		98,750
TOBACCO — 0.87%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
8.50%, 05/15/18 (Call 06/02/14)	200	209,500
9.00%, 04/15/19 (Call 10/15/14)	300	320,625

		530,125
TRADING COMPANIES & DISTRIBUTORS — 3.61%
Aircastle Ltd.
4.63%, 12/15/18	100	102,754
6.75%, 04/15/17	100	111,983
International Lease Finance Corp.
3.88%, 04/15/18	100	101,625
4.88%, 04/01/15	100	103,371
5.75%, 05/15/16	200	214,631

Security	Principal or Shares (000s)	Value

6.50%, 09/01/14[a]	$200	$203,529
6.75%, 09/01/16[a]	250	277,302
7.13%, 09/01/18[a]	200	231,474
8.63%, 09/15/15	150	164,285
8.75%, 03/15/17	250	291,521
8.88%, 09/01/17	150	177,581
United Rentals (North America) Inc.
5.75%, 07/15/18 (Call 07/15/15)[b]	200	214,171

		2,194,227
WATER UTILITIES — 0.08%
Nuverra Environmental Solutions Inc.
9.88%, 04/15/18 (Call 04/15/15)	50	50,843

		50,843
WIRELESS TELECOMMUNICATION SERVICES — 3.94%
MetroPCS Wireless Inc.
7.88%, 09/01/18 (Call 09/01/14)	150	158,250
Sprint Communications Inc.
6.00%, 12/01/16	350	382,812
8.38%, 08/15/17	400	469,000
9.00%, 11/15/18[a]	600	729,750
9.13%, 03/01/17	150	177,375
Syniverse Holdings Inc.
9.13%, 01/15/19 (Call 01/15/15)	100	108,500
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 09/01/15)	100	105,250
6.46%, 04/28/19 (Call 04/28/15)	200	211,750
Trilogy International Partners LLC/Trilogy International Finance Inc.
10.25%, 08/15/16 (Call 06/02/14)[a]	50	51,250

		2,393,937

TOTAL CORPORATE BONDS & NOTES
(Cost: $58,951,900)		59,159,393

SHORT-TERM INVESTMENTS — 13.54%

COMMERCIAL PAPER[d] — 1.65%
Commonwealth Edison Co.
0.25%, 05/09/14	250	249,986
ConAgra Foods Inc.
0.41%, 05/22/14	250	249,936
Molson Coors Brewing Co.
0.35%, 05/08/14	250	249,976

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Shares (000s)	Value
Time Warner Cable Inc.
0.26%, 05/06/14	250	$249,990

		999,888
MONEY MARKET FUNDS — 11.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	5,726	5,726,209
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	441	441,048
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	1,059	1,058,574

		7,225,831

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,225,609)		8,225,719

TOTAL INVESTMENTS IN SECURITIES — 110.92%
(Cost: $67,177,509)		67,385,112
Other Assets, Less Liabilities — (10.92)%		(6,632,947)

NET ASSETS — 100.00%		$60,752,165

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Rates shown are discount rates paid at the time of purchase.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.33%

AEROSPACE & DEFENSE — 1.01%
Boeing Co. (The)
3.50%, 02/15/15	$25	$25,576
Precision Castparts Corp.
0.70%, 12/20/15	25	25,064
United Technologies Corp.
1.80%, 06/01/17	50	50,965

		101,605
BEVERAGES — 4.12%
Anheuser-Busch InBev Finance Inc.
2.15%, 02/01/19	50	50,260
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	75	75,354
Bottling Group LLC
5.50%, 04/01/16	50	54,546
Coca-Cola Co. (The)
1.15%, 04/01/18	50	49,206
1.80%, 09/01/16	50	51,241
Diageo Capital PLC
5.75%, 10/23/17	50	57,165
PepsiCo Inc.
2.25%, 01/07/19 (Call 12/07/18)	25	25,305
2.50%, 05/10/16	50	51,825

		414,902
BIOTECHNOLOGY — 0.51%
Amgen Inc.
2.50%, 11/15/16	50	51,784

		51,784
CAPITAL MARKETS — 8.95%
Bank of New York Mellon Corp. (The)
2.10%, 08/01/18	50	50,324
Credit Suisse (USA) Inc.
4.88%, 01/15/15	100	103,118
Deutsche Bank AG London
2.50%, 02/13/19	50	50,405
3.45%, 03/30/15[a]	50	51,310
Goldman Sachs Group Inc. (The)
2.90%, 07/19/18	25	25,622
5.95%, 01/18/18	150	169,959
6.00%, 05/01/14	100	100,000

Security	Principal (000s)	Value

Jefferies Group LLC
5.13%, 04/13/18	$50	$54,428
Morgan Stanley
4.75%, 03/22/17	200	218,009
Nomura Holdings Inc.
2.75%, 03/19/19	50	49,928
State Street Corp.
4.96%, 03/15/18	25	27,337

		900,440
CHEMICALS — 1.54%
Dow Chemical Co. (The)
2.50%, 02/15/16	50	51,497
E.I. du Pont de Nemours and Co.
3.25%, 01/15/15	50	51,008
Ecolab Inc.
3.00%, 12/08/16	50	52,624

		155,129
COMMERCIAL BANKS — 15.93%
Abbey National Treasury Services PLC
3.05%, 08/23/18	25	25,912
Bank of Montreal
1.30%, 07/15/16	75	75,752
Bank of Nova Scotia
1.38%, 07/15/16	100	101,199
Barclays Bank PLC
5.00%, 09/22/16	100	109,426
BB&T Corp.
2.05%, 06/19/18 (Call 05/15/18)	75	75,245
BNP Paribas SA
2.40%, 12/12/18	25	25,130
3.60%, 02/23/16	75	78,662
Canadian Imperial Bank of Commerce
1.55%, 01/23/18 (Call 12/23/17)	50	49,649
Fifth Third Bancorp
3.63%, 01/25/16	25	26,184
HSBC USA Inc.
2.38%, 02/13/15	100	101,590
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	25	25,135
PNC Funding Corp.
5.25%, 11/15/15[b]	50	53,269
Rabobank Nederland
3.38%, 01/19/17	75	79,536

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Royal Bank of Canada
0.85%, 03/08/16	$50	$50,160
2.20%, 07/27/18	50	50,635
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	75	76,630
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	50	52,094
Toronto-Dominion Bank (The)
2.38%, 10/19/16	50	51,810
2.63%, 09/10/18	25	25,713
U.S. Bancorp
3.15%, 03/04/15	75	76,715
Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14	100	101,104
Wells Fargo & Co.
1.25%, 07/20/16	75	75,728
5.63%, 12/11/17	100	114,010
Westpac Banking Corp.
2.25%, 01/17/19	50	50,136
3.00%, 08/04/15	50	51,559

		1,602,983
COMMUNICATIONS EQUIPMENT — 1.04%
Cisco Systems Inc.
2.13%, 03/01/19	50	50,052
5.50%, 02/22/16	50	54,461

		104,513
COMPUTERS & PERIPHERALS — 1.26%
Apple Inc.
1.00%, 05/03/18	50	48,770
EMC Corp.
1.88%, 06/01/18	25	25,069
Hewlett-Packard Co.
3.30%, 12/09/16	50	52,719

		126,558
CONSTRUCTION MATERIALS — 0.28%
CRH America Inc.
6.00%, 09/30/16	25	27,734

		27,734
CONSUMER FINANCE — 7.18%
American Express Co.
7.00%, 03/19/18	50	59,563
American Express Credit Corp.
1.75%, 06/12/15	100	101,393

Security	Principal (000s)	Value

Capital One Financial Corp.
6.75%, 09/15/17	$50	$58,228
Caterpillar Financial Services Corp.
5.45%, 04/15/18	25	28,498
Series G
1.25%, 11/06/17	50	49,633
Ford Motor Credit Co. LLC
7.00%, 04/15/15	100	105,886
8.00%, 12/15/16	100	116,800
John Deere Capital Corp.
0.95%, 06/29/15	75	75,536
Toyota Motor Credit Corp.
2.00%, 10/24/18	50	50,216
2.05%, 01/12/17	75	77,040

		722,793
DIVERSIFIED FINANCIAL SERVICES — 13.10%
Bank of America Corp.
2.60%, 01/15/19	50	50,311
5.25%, 12/01/15	50	53,251
5.75%, 12/01/17	100	113,110
Series 1
3.75%, 07/12/16	100	105,569
BP Capital Markets PLC
2.24%, 09/26/18	50	50,667
3.63%, 05/08/14	50	50,000
Citigroup Inc.
1.70%, 07/25/16	75	75,950
2.50%, 09/26/18	100	100,912
4.75%, 05/19/15	50	52,037
5.00%, 09/15/14	50	50,755
6.38%, 08/12/14	50	50,780
General Electric Capital Corp.
1.50%, 07/12/16	100	101,407
1.60%, 11/20/17	100	100,598
1.63%, 07/02/15	50	50,728
J.P. Morgan Chase & Co.
1.63%, 05/15/18[a]	150	148,601
4.65%, 06/01/14	25	25,080
5.15%, 10/01/15	75	79,370
6.30%, 04/23/19	50	59,016

		1,318,142

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.68%
AT&T Inc.
1.70%, 06/01/17[a]	$100	$101,027
5.10%, 09/15/14	75	76,210
5.80%, 02/15/19	25	29,010
Orange
2.13%, 09/16/15	50	50,899
Telefonica Emisiones SAU
6.42%, 06/20/16	50	55,365
Verizon Communications Inc.
2.50%, 09/15/16	50	51,767
3.65%, 09/14/18	100	106,661

		470,939
ELECTRIC UTILITIES — 1.02%
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	50	50,288
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	25	26,801
Southern Co. (The)
2.45%, 09/01/18	25	25,538

		102,627
ELECTRICAL EQUIPMENT — 0.25%
Eaton Corp. PLC
1.50%, 11/02/17	25	25,037

		25,037
ENERGY EQUIPMENT & SERVICES — 0.50%
Transocean Inc.
2.50%, 10/15/17	50	50,691

		50,691
FOOD & STAPLES RETAILING — 2.24%
Costco Wholesale Corp.
0.65%, 12/07/15	50	50,151
CVS Caremark Corp.
2.25%, 12/05/18 (Call 11/05/18)	25	25,228
Wal-Mart Stores Inc.
0.60%, 04/11/16	100	100,194
Walgreen Co.
1.00%, 03/13/15	50	50,239

		225,812
FOOD PRODUCTS — 1.40%
ConAgra Foods Inc.
1.90%, 01/25/18	25	25,004

Security	Principal (000s)	Value

Kraft Foods Group Inc.
6.13%, 08/23/18	$50	$58,448
Mondelez International Inc.
6.50%, 08/11/17	50	57,775

		141,227
HEALTH CARE EQUIPMENT & SUPPLIES — 1.26%
Baxter International Inc.
0.95%, 06/01/16	50	50,321
Medtronic Inc.
3.00%, 03/15/15	50	51,156
Stryker Corp.
2.00%, 09/30/16	25	25,634

		127,111
HEALTH CARE PROVIDERS & SERVICES — 2.04%
Express Scripts Holding Co.
3.50%, 11/15/16	75	79,539
McKesson Corp.
2.28%, 03/15/19	25	24,946
UnitedHealth Group Inc.
0.85%, 10/15/15	50	50,311
WellPoint Inc.
1.25%, 09/10/15	50	50,511

		205,307
HOTELS, RESTAURANTS & LEISURE — 0.57%
McDonald’s Corp.
5.80%, 10/15/17	50	57,307

		57,307
HOUSEHOLD PRODUCTS — 0.51%
Procter & Gamble Co. (The)
3.15%, 09/01/15	50	51,782

		51,782
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.28%
Exelon Generation Co. LLC
6.20%, 10/01/17	25	28,561

		28,561
INDUSTRIAL CONGLOMERATES — 0.84%
General Electric Co.
5.25%, 12/06/17	75	84,815

		84,815

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

INSURANCE — 3.11%
American International Group Inc.
3.80%, 03/22/17	$100	$106,902
Berkshire Hathaway Inc.
2.20%, 08/15/16	100	103,260
MetLife Inc.
1.76%, 12/15/17	50	50,447
Prudential Financial Inc. Series D
4.75%, 09/17/15	50	52,747

		313,356
IT SERVICES — 1.49%
International Business Machines Corp.
0.45%, 05/06/16	150	149,567

		149,567
LIFE SCIENCES TOOLS & SERVICES — 0.52%
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	50	52,208

		52,208
MEDIA — 4.04%
Comcast Corp.
5.70%, 05/15/18	50	57,503
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	50	52,284
Omnicom Group Inc.
5.90%, 04/15/16	25	27,349
Thomson Reuters Corp.
0.88%, 05/23/16	25	24,963
Time Warner Cable Inc.
5.85%, 05/01/17	50	56,487
8.25%, 04/01/19	25	31,662
Time Warner Inc.
5.88%, 11/15/16	50	55,949
Viacom Inc.
1.25%, 02/27/15	50	50,342
Walt Disney Co. (The)
0.45%, 12/01/15	50	49,941

		406,480
METALS & MINING — 1.26%
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17	50	50,798

Security	Principal (000s)	Value

Rio Tinto Finance (USA) PLC
1.38%, 06/17/16	$50	$50,481
2.25%, 12/14/18 (Call 11/14/18)	25	25,134

		126,413
MULTI-UTILITIES — 0.90%
Dominion Resources Inc.
6.40%, 06/15/18	25	29,248
National Grid PLC
6.30%, 08/01/16	25	27,838
Sempra Energy
9.80%, 02/15/19	25	33,157

		90,243
OFFICE ELECTRONICS — 0.77%
Xerox Corp.
4.25%, 02/15/15	75	77,182

		77,182
OIL, GAS & CONSUMABLE FUELS — 6.72%
Anadarko Petroleum Corp.
5.95%, 09/15/16	50	55,729
Chevron Corp.
1.72%, 06/24/18 (Call 05/24/18)	50	50,108
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	50	55,882
Devon Energy Corp.
6.30%, 01/15/19	25	29,329
Enterprise Products Operating LLC
1.25%, 08/13/15	50	50,393
Exxon Mobil Corp.
1.82%, 03/15/19 (Call 02/15/19)	25	25,081
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	25	28,486
Marathon Oil Corp.
0.90%, 11/01/15	50	50,180
Occidental Petroleum Corp.
1.75%, 02/15/17	50	50,828
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	25	26,312
Phillips 66
2.95%, 05/01/17	25	26,197
Shell International Finance BV
2.00%, 11/15/18	25	25,221
3.10%, 06/28/15	75	77,426
Total Capital International SA
1.00%, 08/12/16	75	75,422

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

TransCanada PipeLines Ltd.
0.75%, 01/15/16	$50	$50,067

		676,661
PHARMACEUTICALS — 4.30%
AbbVie Inc.
1.20%, 11/06/15	50	50,429
1.75%, 11/06/17	25	25,156
AstraZeneca PLC
5.40%, 06/01/14	25	25,088
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	75	75,691
Johnson & Johnson
2.15%, 05/15/16	50	51,625
Merck & Co. Inc.
1.10%, 01/31/18	50	49,174
Novartis Capital Corp.
2.90%, 04/24/15	25	25,646
Novartis Securities Investment Ltd.
5.13%, 02/10/19	25	28,502
Pfizer Inc.
1.50%, 06/15/18	50	49,394
Sanofi
2.63%, 03/29/16	50	51,932

		432,637
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.02%
American Tower Corp.
3.40%, 02/15/19	25	25,776
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	75	77,006

		102,782
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.50%
Intel Corp.
1.35%, 12/15/17	50	49,971

		49,971
SOFTWARE — 1.33%
Microsoft Corp.
1.63%, 09/25/15	50	50,912
Oracle Corp.
2.38%, 01/15/19	25	25,382
5.75%, 04/15/18	50	57,581

		133,875

Security	Principal or Shares (000s)	Value

SPECIALTY RETAIL — 0.54%
Home Depot Inc. (The)
5.40%, 03/01/16	$50	$54,378

		54,378
TOBACCO — 0.83%
Altria Group Inc.
4.13%, 09/11/15	25	26,162
Philip Morris International Inc.
5.65%, 05/16/18	50	57,422

		83,584
WIRELESS TELECOMMUNICATION SERVICES — 0.49%
Vodafone Group PLC
1.50%, 02/19/18	50	49,472

		49,472

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,840,740)		9,896,608

FOREIGN AGENCY OBLIGATIONS[e] — 0.76%

NORWAY — 0.76%
Statoil ASA
1.80%, 11/23/16	75	76,805

		76,805

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $76,562)		76,805

SHORT-TERM INVESTMENTS — 3.05%

MONEY MARKET FUNDS — 3.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	210	210,079
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,c,d]	16	16,181
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	81	80,556

		306,816

TOTAL SHORT-TERM INVESTMENTS
(Cost: $306,816)		306,816

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

April 30, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 102.14%
(Cost: $10,224,118)	$10,280,229
Other Assets, Less Liabilities — (2.14)%	(215,115)

NET ASSETS — 100.00%	$10,065,114

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[e]	Investments are denominated in U.S. dollars.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 99.05%

AEROSPACE & DEFENSE — 2.18%
Boeing Co. (The)
4.88%, 02/15/20	$600	$671,818
General Dynamics Corp.
1.00%, 11/15/17	150	147,553
2.25%, 07/15/16	100	103,408
3.60%, 11/15/42 (Call 05/15/42)[a]	150	135,323
3.88%, 07/15/21 (Call 04/15/21)[a]	350	371,384
Honeywell International Inc.
4.25%, 03/01/21	300	329,052
5.30%, 03/01/18	100	113,456
5.38%, 03/01/41	475	559,948
Lockheed Martin Corp.
3.35%, 09/15/21	850	871,301
4.07%, 12/15/42	100	95,265
4.85%, 09/15/41	400	430,398
Precision Castparts Corp.
1.25%, 01/15/18[a]	500	492,631
2.50%, 01/15/23 (Call 10/15/22)	300	283,737
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	650	615,532
3.13%, 10/15/20	150	152,846
United Technologies Corp.
1.80%, 06/01/17	900	918,089
3.10%, 06/01/22[a]	1,175	1,182,632
4.50%, 06/01/42	1,600	1,659,574
5.70%, 04/15/40	75	90,777
6.13%, 02/01/19	25	29,524

		9,254,248
AIR FREIGHT & LOGISTICS — 0.44%
United Parcel Service Inc.
2.45%, 10/01/22	850	810,634
3.13%, 01/15/21	50	51,453
4.88%, 11/15/40 (Call 05/15/40)	350	383,025
5.13%, 04/01/19[a]	500	569,504
6.20%, 01/15/38	25	32,011

		1,846,627
AIRLINES — 0.03%
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	146	147,203

		147,203

Security	Principal (000s)	Value

BEVERAGES — 4.39%
Anheuser-Busch InBev Finance Inc.
2.15%, 02/01/19	$1,250	$1,256,088
2.63%, 01/17/23	750	711,450
3.70%, 02/01/24	250	255,571
4.63%, 02/01/44	300	312,600
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	1,150	1,154,551
1.38%, 07/15/17	1,700	1,710,137
2.50%, 07/15/22	200	189,981
3.75%, 07/15/42	1,100	999,799
8.20%, 01/15/39	250	381,969
Coca-Cola Co. (The)
0.75%, 11/01/16	200	199,801
1.15%, 04/01/18	350	344,810
1.65%, 03/14/18	700	699,432
1.65%, 11/01/18	350	346,220
1.80%, 09/01/16	600	614,961
2.45%, 11/01/20[a]	500	496,976
2.50%, 04/01/23	400	380,260
3.30%, 09/01/21	500	515,832
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	250	251,006
3.88%, 11/26/23	250	252,515
Diageo Capital PLC
1.50%, 05/11/17	1,225	1,237,548
2.63%, 04/29/23 (Call 01/29/23)[a]	750	707,589
Diageo Investment Corp.
4.25%, 05/11/42	350	345,424
PepsiCo Inc.
0.70%, 08/13/15	1,750	1,754,015
0.95%, 02/22/17	100	99,849
2.25%, 01/07/19 (Call 12/07/18)[a]	200	202,525
2.75%, 03/05/22	1,700	1,664,776
2.75%, 03/01/23	750	718,672
3.60%, 08/13/42	350	307,457
4.00%, 03/05/42	350	327,587
7.90%, 11/01/18	125	156,516

		18,595,917
CAPITAL MARKETS — 7.80%
Ameriprise Financial Inc.
4.00%, 10/15/23	50	51,596

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

5.30%, 03/15/20	$500	$566,323
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	250	250,623
1.35%, 03/06/18 (Call 02/06/18)	500	491,092
2.10%, 01/15/19 (Call 12/15/18)	350	347,484
2.30%, 07/28/16	1,290	1,329,973
3.55%, 09/23/21 (Call 08/23/21)	350	363,983
3.65%, 02/04/24 (Call 01/05/24)	100	101,560
Charles Schwab Corp. (The)
4.45%, 07/22/20	300	329,317
Credit Suisse (USA) Inc.
5.13%, 08/15/15	775	819,224
5.38%, 03/02/16	75	80,568
Deutsche Bank AG London
3.25%, 01/11/16	425	442,338
6.00%, 09/01/17[a]	1,150	1,309,370
Series 3FXD
1.40%, 02/13/17	250	250,648
Goldman Sachs Group Inc. (The)
1.60%, 11/23/15	1,500	1,516,231
2.38%, 01/22/18	1,000	1,012,247
2.90%, 07/19/18	300	306,805
3.30%, 05/03/15	1,475	1,512,303
3.63%, 02/07/16	525	548,404
3.63%, 01/22/23	800	790,902
4.00%, 03/03/24	150	150,252
5.25%, 07/27/21	200	221,544
5.35%, 01/15/16	250	268,031
5.75%, 01/24/22	1,850	2,107,024
6.13%, 02/15/33	200	232,521
6.15%, 04/01/18	1,575	1,803,282
6.25%, 09/01/17	50	57,123
6.25%, 02/01/41	800	959,835
7.50%, 02/15/19	150	181,895
Invesco Finance PLC
3.13%, 11/30/22	300	291,747
Morgan Stanley
2.13%, 04/25/18[a]	500	501,206
2.50%, 01/24/19	200	200,515
3.75%, 02/25/23	850	849,418
3.80%, 04/29/16	1,750	1,840,814
4.00%, 07/24/15	1,000	1,039,470
4.75%, 03/22/17	1,850	2,018,136

Security	Principal (000s)	Value

5.50%, 01/26/20[a]	$650	$735,691
5.50%, 07/28/21	850	963,176
5.63%, 09/23/19	850	967,985
5.75%, 01/25/21	150	171,934
6.38%, 07/24/42[a]	875	1,071,010
6.63%, 04/01/18	1,300	1,518,356
Series F
3.88%, 04/29/24	500	499,437
Northern Trust Corp.
2.38%, 08/02/22	375	357,741
3.95%, 10/30/25	250	253,265
State Street Corp.
2.88%, 03/07/16	500	519,479
3.10%, 05/15/23	300	287,420
3.70%, 11/20/23	250	254,665
TD Ameritrade Holding Corp.
5.60%, 12/01/19	250	287,594

		33,031,557
CHEMICALS — 1.08%
E.I. du Pont de Nemours and Co.
3.63%, 01/15/21	950	998,259
4.15%, 02/15/43	400	387,495
6.00%, 07/15/18	500	583,976
Lubrizol Corp.
8.88%, 02/01/19	250	322,485
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)[a]	600	600,784
5.63%, 12/01/40	250	286,089
6.50%, 05/15/19	100	118,662
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	625	583,333
4.50%, 08/15/19	400	442,911
Sherwin-Williams Co. (The)
1.35%, 12/15/17	250	248,203

		4,572,197
COMMERCIAL BANKS — 16.91%
Abbey National Treasury Services PLC
1.38%, 03/13/17	500	500,703
4.00%, 04/27/16	350	371,052
4.00%, 03/13/24	250	255,548

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Australia and New Zealand Banking Group Ltd.
1.45%, 05/15/18	$500	$490,878
1.88%, 10/06/17	250	252,664
Bank of Montreal
1.30%, 07/15/16	450	454,214
1.40%, 09/11/17[a]	700	698,744
1.45%, 04/09/18 (Call 03/09/18)	300	295,893
2.55%, 11/06/22 (Call 10/06/22)	300	285,164
Bank of Nova Scotia
0.75%, 10/09/15	1,000	1,003,288
1.45%, 04/25/18[a]	550	542,391
2.05%, 10/07/15	350	357,635
2.55%, 01/12/17	1,250	1,298,208
Bank One Corp.
8.00%, 04/29/27	25	33,249
Barclays Bank PLC
2.50%, 02/20/19[a]	400	403,583
5.00%, 09/22/16	1,000	1,093,284
5.13%, 01/08/20[a]	400	450,089
6.75%, 05/22/19	250	301,089
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	1,250	1,252,926
2.25%, 02/01/19 (Call 01/02/19)	100	99,857
5.20%, 12/23/15	500	532,629
BNP Paribas SA
2.38%, 09/14/17	250	256,704
2.40%, 12/12/18	500	503,667
2.45%, 03/17/19	200	200,900
3.25%, 03/03/23[a]	500	489,856
3.60%, 02/23/16	1,425	1,494,206
5.00%, 01/15/21	600	668,568
BPCE SA
2.50%, 12/10/18	250	251,827
4.00%, 04/15/24	500	502,908
Branch Banking & Trust Co.
2.30%, 10/15/18 (Call 09/15/18)[a]	250	252,795
2.85%, 04/01/21 (Call 03/01/21)	350	349,240
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	700	703,746
1.35%, 07/18/16	350	353,672
Comerica Bank
5.75%, 11/21/16	250	277,937

Security	Principal (000s)	Value

Commonwealth Bank of Australia
1.13%, 03/13/17	$250	$249,439
1.90%, 09/18/17	700	710,009
2.25%, 03/13/19	500	501,566
2.50%, 09/20/18	100	102,082
Credit Suisse New York
4.38%, 08/05/20	1,050	1,136,080
Fifth Third Bank
1.15%, 11/18/16 (Call 10/18/16)	500	499,876
2.38%, 04/25/19 (Call 03/25/19)	350	351,187
HSBC Bank (USA) N.A.
4.88%, 08/24/20[a]	1,150	1,253,683
HSBC Holdings PLC
4.00%, 03/30/22	500	524,239
4.25%, 03/14/24	500	504,047
4.88%, 01/14/22	100	110,497
5.10%, 04/05/21	675	758,629
5.25%, 03/14/44	500	511,332
6.50%, 05/02/36	950	1,124,543
6.50%, 09/15/37	900	1,070,720
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	500	496,949
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	1,400	1,596,239
KeyBank N.A.
1.65%, 02/01/18	250	245,503
Lloyds Bank PLC
4.20%, 03/28/17[a]	750	811,765
Manufacturers & Traders Trust Co.
2.30%, 01/30/19 (Call 12/30/18)	250	250,091
Manufacturers and Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	250	244,913
Murray Street Investment Trust I
4.65%, 03/09/17[b]	1,150	1,243,928
National Australia Bank Ltd.
1.60%, 08/07/15	25	25,340
2.75%, 03/09/17	700	729,866
3.00%, 01/20/23[a]	500	479,565
National Bank of Canada
1.50%, 06/26/15	500	505,043
PNC Bank N.A.
2.20%, 01/28/19 (Call 12/29/18)[c]	250	250,201
2.70%, 11/01/22 (Call 10/01/22)[c]	250	235,958
2.95%, 01/30/23 (Call 12/30/22)[c]	400	381,534

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

4.20%, 11/01/25 (Call 10/02/25)[c]	$350	$361,283
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[c]	650	674,454
5.13%, 02/08/20[a,c]	700	791,235
Rabobank Nederland
2.13%, 10/13/15	400	409,143
2.25%, 01/14/19	400	401,212
3.38%, 01/19/17	1,250	1,324,002
3.88%, 02/08/22	1,050	1,098,473
3.95%, 11/09/22	500	494,695
5.25%, 05/24/41	300	331,443
5.75%, 12/01/43	500	552,533
Royal Bank of Canada
0.80%, 10/30/15	600	602,320
0.85%, 03/08/16	500	501,651
1.20%, 01/23/17	150	150,302
1.45%, 09/09/16	100	101,302
2.15%, 03/15/19	500	499,268
2.20%, 07/27/18	750	759,065
2.30%, 07/20/16	250	257,838
Royal Bank of Scotland Group PLC
4.38%, 03/16/16	750	795,880
6.13%, 01/11/21	500	585,876
Societe Generale SA
2.75%, 10/12/17	250	258,286
Sumitomo Mitsui Banking Corp.
1.45%, 07/19/16	250	252,073
1.50%, 01/18/18	500	493,893
1.80%, 07/18/17[a]	700	704,917
2.45%, 01/10/19	500	505,501
3.00%, 01/18/23	250	240,698
Svenska Handelsbanken AB
1.63%, 03/21/18[a]	500	496,137
2.88%, 04/04/17	350	365,721
3.13%, 07/12/16	500	523,919
Toronto-Dominion Bank (The)
1.40%, 04/30/18	500	492,671
1.50%, 09/09/16	100	101,582
2.38%, 10/19/16	775	803,396
2.63%, 09/10/18	500	514,631
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	1,000	1,010,853
2.20%, 11/15/16 (Call 10/14/16)	250	257,619

Security	Principal (000s)	Value

2.20%, 04/25/19 (Call 03/25/19)	$500	$502,051
2.95%, 07/15/22 (Call 06/15/22)	550	532,443
3.00%, 03/15/22 (Call 02/15/22)	500	498,320
UBS AG Stamford
4.88%, 08/04/20	700	777,240
5.75%, 04/25/18	100	114,696
5.88%, 12/20/17	900	1,029,366
Union Bank N.A.
2.13%, 06/16/17	350	355,740
2.63%, 09/26/18 (Call 08/26/18)	500	510,129
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	350	387,803
5.63%, 10/15/16	850	942,700
5.75%, 06/15/17	700	793,735
Wells Fargo & Co.
1.50%, 07/01/15	1,425	1,440,380
1.50%, 01/16/18	500	495,855
2.10%, 05/08/17	500	512,484
2.15%, 01/15/19[a]	1,500	1,503,219
3.00%, 01/22/21	700	706,590
3.50%, 03/08/22	975	1,001,379
3.68%, 06/15/16[b]	475	502,758
4.13%, 08/15/23	100	102,058
4.48%, 01/16/24	350	364,841
4.60%, 04/01/21	500	553,288
5.61%, 01/15/44	1,422	1,577,800
5.63%, 12/11/17	250	284,649
Series M
3.45%, 02/13/23	925	903,096
Westpac Banking Corp.
0.95%, 01/12/16	500	502,778
1.13%, 09/25/15	1,250	1,259,653
2.00%, 08/14/17	700	713,330
2.25%, 01/17/19	350	351,062
3.00%, 08/04/15	50	51,502
4.88%, 11/19/19	425	475,094

		71,643,849
COMMERCIAL SERVICES & SUPPLIES — 0.52%
Catholic Health Initiatives
2.95%, 11/01/22	500	471,162
MasterCard Inc.
2.00%, 04/01/19	250	250,096
3.38%, 04/01/24	250	250,967

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Unilever Capital Corp.
0.85%, 08/02/17	$750	$739,171
2.20%, 03/06/19[a]	350	351,415
5.90%, 11/15/32	100	128,838

		2,191,649
COMMUNICATIONS EQUIPMENT — 1.10%
Cisco Systems Inc.
1.10%, 03/03/17	700	701,273
2.13%, 03/01/19	200	200,212
3.63%, 03/04/24[a]	500	508,125
4.45%, 01/15/20	925	1,018,695
4.95%, 02/15/19	850	952,317
5.50%, 02/22/16	350	380,860
5.50%, 01/15/40[a]	775	896,082

		4,657,564
COMPUTERS & PERIPHERALS — 1.06%
Apple Inc.
0.45%, 05/03/16	350	349,231
1.00%, 05/03/18[a]	1,000	975,227
2.40%, 05/03/23[a]	1,350	1,259,153
3.85%, 05/04/43	700	637,156
EMC Corp.
1.88%, 06/01/18	500	501,437
2.65%, 06/01/20	500	500,230
3.38%, 06/01/23 (Call 03/01/23)	250	251,263

		4,473,697
CONSUMER FINANCE — 3.91%
American Express Co.
2.65%, 12/02/22	143	136,940
4.05%, 12/03/42	337	315,257
7.00%, 03/19/18	600	714,471
American Express Credit Corp.
1.30%, 07/29/16	600	605,047
1.75%, 06/12/15	425	430,701
2.13%, 07/27/18	600	603,475
2.13%, 03/18/19	500	499,844
2.38%, 03/24/17	575	596,268
2.75%, 09/15/15	500	514,734
2.80%, 09/19/16	1,000	1,042,999
American Honda Finance Corp.
2.13%, 10/10/18	500	505,161
Boeing Capital Corp.
4.70%, 10/27/19	250	280,340

Security	Principal (000s)	Value

Capital One Bank (USA) N.A.
2.25%, 02/13/19	$500	$498,831
Caterpillar Financial Services Corp.
0.70%, 11/06/15	1,000	1,001,651
2.85%, 06/01/22	350	343,568
HSBC Finance Corp.
5.00%, 06/30/15	950	994,754
6.68%, 01/15/21	800	939,216
John Deere Capital Corp.
0.70%, 09/04/15	700	702,335
1.20%, 10/10/17	950	942,852
2.25%, 06/07/16	150	154,933
2.25%, 04/17/19[a]	725	730,042
Toyota Motor Credit Corp.
0.88%, 07/17/15	850	854,148
1.75%, 05/22/17	1,350	1,372,035
2.00%, 09/15/16	250	256,914
2.00%, 10/24/18	300	301,519
2.10%, 01/17/19[a]	150	150,794
2.63%, 01/10/23	750	717,008
3.30%, 01/12/22	350	356,226

		16,562,063
DIVERSIFIED CONSUMER SERVICES — 0.09%
Massachusetts Institute of Technology
5.60%, 07/01/11	250	310,222
Princeton University
Series A
4.95%, 03/01/19	50	56,808

		367,030
DIVERSIFIED FINANCIAL SERVICES — 12.93%
Bank of America Corp.
1.25%, 01/11/16	200	201,105
2.60%, 01/15/19	500	502,384
3.30%, 01/11/23	1,000	969,105
3.70%, 09/01/15	2,000	2,076,201
4.13%, 01/22/24[a]	150	152,111
4.88%, 04/01/44	350	355,198
5.00%, 05/13/21	100	110,271
5.63%, 07/01/20	100	114,060
5.70%, 01/24/22	250	286,069
5.75%, 12/01/17	500	564,984
5.88%, 02/07/42	1,000	1,167,126

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

6.40%, 08/28/17	$1,800	$2,063,004
6.50%, 08/01/16	950	1,059,609
6.50%, 07/15/18	75	86,637
6.88%, 04/25/18	350	412,052
7.63%, 06/01/19	1,250	1,540,443
Series 1
3.75%, 07/12/16	1,000	1,054,667
BP Capital Markets PLC
1.38%, 11/06/17	300	299,695
1.85%, 05/05/17	2,525	2,576,507
2.24%, 09/26/18	300	303,898
2.50%, 11/06/22	650	612,664
2.75%, 05/10/23[a]	900	852,928
3.13%, 10/01/15	700	725,497
4.50%, 10/01/20	300	330,099
4.74%, 03/11/21	50	55,696
Citigroup Inc.
1.25%, 01/15/16	200	200,774
1.70%, 07/25/16	1,000	1,011,194
1.75%, 05/01/18[a]	550	541,995
2.50%, 09/26/18	1,000	1,007,834
3.38%, 03/01/23	500	487,883
4.45%, 01/10/17	1,200	1,294,518
4.50%, 01/14/22	1,750	1,866,129
4.75%, 05/19/15	1,773	1,846,259
5.38%, 08/09/20	125	141,231
5.88%, 01/30/42	250	290,064
6.13%, 11/21/17	750	857,472
6.13%, 05/15/18	1,000	1,152,491
6.88%, 03/05/38	17	21,830
8.13%, 07/15/39	900	1,308,694
8.50%, 05/22/19	350	445,722
CME Group Inc.
3.00%, 09/15/22	350	346,189
Daimler Finance North America LLC
8.50%, 01/18/31	325	489,503
General Electric Capital Corp.
1.00%, 01/08/16	800	805,086
1.63%, 07/02/15[a]	900	911,786
1.63%, 04/02/18[a]	500	498,175
2.25%, 11/09/15	50	51,279
2.30%, 04/27/17	350	360,699
2.30%, 01/14/19[a]	300	303,860
3.10%, 01/09/23[a]	450	444,958

Security	Principal (000s)	Value

4.63%, 01/07/21	$1,250	$1,382,611
4.65%, 10/17/21	950	1,049,492
5.63%, 09/15/17	150	170,086
5.63%, 05/01/18	700	800,515
5.88%, 01/14/38	2,075	2,480,932
6.15%, 08/07/37	100	123,126
Series GMTN
6.38%, 11/15/67 (Call 11/15/17)[a,d]	1,000	1,110,000
IntercontinentalExchange Group Inc.
2.50%, 10/15/18	250	253,894
4.00%, 10/15/23	250	260,627
J.P. Morgan Chase & Co.
1.10%, 10/15/15	500	502,599
1.13%, 02/26/16	250	251,056
1.63%, 05/15/18[a]	100	98,622
1.80%, 01/25/18	250	249,714
2.00%, 08/15/17	600	607,563
2.35%, 01/28/19[a]	500	501,745
3.15%, 07/05/16	1,350	1,410,264
3.20%, 01/25/23	650	635,478
3.25%, 09/23/22	1,350	1,335,420
3.38%, 05/01/23	100	95,690
3.40%, 06/24/15	800	824,910
3.88%, 02/01/24[a]	700	711,718
4.35%, 08/15/21	175	188,354
4.63%, 05/10/21	250	273,592
5.40%, 01/06/42[a]	1,000	1,112,534
5.60%, 07/15/41	50	56,857
6.00%, 01/15/18	600	687,564
6.30%, 04/23/19	700	826,230
6.40%, 05/15/38	425	528,327
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	350	469,783
Series C
8.00%, 03/01/32	250	355,680
NYSE Euronext
2.00%, 10/05/17	250	250,785

		54,763,403
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.75%
AT&T Inc.
1.40%, 12/01/17	650	646,281
1.70%, 06/01/17	1,400	1,414,968

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

2.30%, 03/11/19	$1,500	$1,504,685
2.50%, 08/15/15	1,000	1,024,089
2.95%, 05/15/16	200	208,470
3.00%, 02/15/22[a]	1,325	1,303,346
4.30%, 12/15/42 (Call 06/15/42)	617	557,604
4.35%, 06/15/45 (Call 12/15/44)	350	315,237
4.45%, 05/15/21	150	162,335
5.35%, 09/01/40	725	754,174
5.50%, 02/01/18	300	339,933
5.55%, 08/15/41	1,000	1,068,759
5.80%, 02/15/19	300	348,207
6.30%, 01/15/38	400	463,677
6.50%, 09/01/37	1,000	1,187,977
6.55%, 02/15/39	50	59,726
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	275	275,389

		11,634,857
ELECTRIC UTILITIES — 3.01%
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	200	178,577
Commonwealth Edison Co.
5.80%, 03/15/18	600	688,601
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	1,175	1,130,351
5.30%, 02/15/40	75	86,860
7.00%, 11/15/18	700	847,695
Duke Energy Florida Inc.
6.40%, 06/15/38	300	391,780
Duke Energy Progress Inc.
2.80%, 05/15/22 (Call 02/15/22)	550	539,540
5.30%, 01/15/19	50	57,056
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	100	96,870
4.05%, 06/01/42 (Call 12/01/41)	650	637,048
5.69%, 03/01/40	150	184,451
Georgia Power Co.
4.25%, 12/01/19	250	272,233
4.30%, 03/15/42	650	642,585
Series 10-C
4.75%, 09/01/40	100	104,765

Security	Principal (000s)	Value

Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	$50	$51,685
5.13%, 11/01/40 (Call 05/01/40)	250	282,058
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)[a]	550	572,255
5.40%, 01/15/40	150	168,682
5.80%, 03/01/37	150	176,424
6.05%, 03/01/34	1,100	1,321,910
PacifiCorp
6.00%, 01/15/39[a]	500	623,157
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	200	204,107
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	275	248,168
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)[a]	300	302,332
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	350	373,287
4.65%, 10/01/43 (Call 04/01/43)	500	531,286
5.50%, 03/15/40	350	413,886
Series 08-A
5.95%, 02/01/38	50	61,761
Southern Co. (The)
2.45%, 09/01/18	100	102,018
Virginia Electric and Power Co.
5.40%, 04/30/18[a]	600	682,163
8.88%, 11/15/38	475	771,722

		12,745,313
ELECTRICAL EQUIPMENT — 0.26%
ABB Finance (USA) Inc.
1.63%, 05/08/17	350	351,754
2.88%, 05/08/22	25	24,466
4.38%, 05/08/42	250	249,760
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	500	480,768

		1,106,748
ENERGY EQUIPMENT & SERVICES — 0.91%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	350	357,567
5.13%, 09/15/40	400	446,924
Diamond Offshore Drilling Inc.
5.70%, 10/15/39	150	166,621
5.88%, 05/01/19	250	290,299

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Halliburton Co.
1.00%, 08/01/16	$300	$301,734
3.25%, 11/15/21 (Call 08/15/21)	650	664,489
3.50%, 08/01/23 (Call 05/01/23)	100	101,478
4.50%, 11/15/41 (Call 05/15/41)	350	356,560
4.75%, 08/01/43	200	212,436
7.45%, 09/15/39	175	249,181
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	500	476,955
3.95%, 12/01/42 (Call 06/01/42)	250	236,032

		3,860,276
FOOD & STAPLES RETAILING — 2.54%
Costco Wholesale Corp.
0.65%, 12/07/15	500	501,191
1.70%, 12/15/19	500	486,802
5.50%, 03/15/17	250	280,750
Sysco Corp.
5.25%, 02/12/18	300	336,935
Wal-Mart Stores Inc.
1.00%, 04/21/17	350	350,361
1.50%, 10/25/15	1,200	1,219,139
2.55%, 04/11/23 (Call 01/11/23)	1,000	952,133
3.25%, 10/25/20	950	991,729
3.30%, 04/22/24 (Call 01/22/24)	350	350,624
4.30%, 04/22/44 (Call 10/22/43)	200	199,967
4.75%, 10/02/43 (Call 04/02/43)	50	53,349
5.63%, 04/15/41	1,850	2,198,790
5.80%, 02/15/18	700	808,162
6.50%, 08/15/37	1,550	2,023,625

		10,753,557
FOOD PRODUCTS — 0.27%
Archer-Daniels-Midland Co.
4.02%, 04/16/43	150	141,771
4.48%, 03/01/21	250	273,512
5.45%, 03/15/18	300	340,393
5.77%, 03/01/41	325	393,222

		1,148,898
GAS UTILITIES — 0.05%
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)[e]	200	212,154

		212,154

Security	Principal (000s)	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 1.85%
Abbott Laboratories
5.30%, 05/27/40	$650	$754,555
Baxter International Inc.
1.85%, 01/15/17	500	510,576
2.40%, 08/15/22	550	514,396
3.20%, 06/15/23 (Call 03/15/23)	750	730,898
5.90%, 09/01/16	30	33,433
Becton, Dickinson and Co.
3.13%, 11/08/21	400	404,185
3.25%, 11/12/20	200	204,117
Covidien International Finance SA
1.35%, 05/29/15	500	503,373
2.95%, 06/15/23 (Call 03/15/23)	250	239,929
6.55%, 10/15/37	275	360,909
CR Bard Inc.
1.38%, 01/15/18	250	245,486
Medtronic Inc.
1.38%, 04/01/18	50	49,571
2.63%, 03/15/16	600	621,212
3.13%, 03/15/22 (Call 12/15/21)[a]	500	501,902
3.63%, 03/15/24 (Call 12/15/23)	300	306,021
4.00%, 04/01/43 (Call 10/01/42)	500	471,274
4.63%, 03/15/44 (Call 09/15/43)	250	261,279
St. Jude Medical Inc.
2.50%, 01/15/16	350	359,634
3.25%, 04/15/23 (Call 01/15/23)	250	244,688
4.75%, 04/15/43 (Call 10/15/42)	150	153,525
Stryker Corp.
2.00%, 09/30/16	350	359,678

		7,830,641
HEALTH CARE PROVIDERS & SERVICES — 1.29%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	500	500,761
2.75%, 11/15/22 (Call 08/15/22)	300	287,835
4.50%, 05/15/42 (Call 11/15/41)	525	527,395
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	250	288,309
Howard Hughes Medical Institute
3.50%, 09/01/23	500	508,821
Kaiser Foundation Hospitals
4.88%, 04/01/42	250	266,840

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

UnitedHealth Group Inc.
1.40%, 10/15/17	$500	$499,920
2.75%, 02/15/23 (Call 11/15/22)	250	239,417
2.88%, 03/15/22 (Call 12/15/21)	700	686,721
2.88%, 03/15/23	350	338,143
4.25%, 03/15/43 (Call 09/15/42)	600	586,212
6.00%, 02/15/18	50	57,475
6.88%, 02/15/38	500	674,903

		5,462,752
HOTELS, RESTAURANTS & LEISURE — 0.46%
McDonald’s Corp.
0.75%, 05/29/15	350	351,239
2.63%, 01/15/22	350	341,998
3.70%, 02/15/42	600	550,961
5.35%, 03/01/18	75	85,231
6.30%, 10/15/37	150	192,186
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)[a]	400	414,121

		1,935,736
HOUSEHOLD PRODUCTS — 0.93%
Colgate-Palmolive Co.
1.75%, 03/15/19	250	247,321
1.95%, 02/01/23	350	318,125
Kimberly-Clark Corp.
6.63%, 08/01/37	25	33,261
7.50%, 11/01/18	350	432,591
Procter & Gamble Co. (The)
0.75%, 11/04/16	250	249,936
1.45%, 08/15/16	1,660	1,688,585
5.55%, 03/05/37	810	978,866

		3,948,685
INDUSTRIAL CONGLOMERATES — 1.02%
3M Co.
1.38%, 09/29/16	250	254,206
2.00%, 06/26/22	575	539,713
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)	350	373,565
General Electric Co.
0.85%, 10/09/15	500	502,503
2.70%, 10/09/22	400	390,563
3.38%, 03/11/24	100	100,972
4.13%, 10/09/42	200	195,862
4.50%, 03/11/44	450	463,425
5.25%, 12/06/17	500	565,326

Security	Principal (000s)	Value

Koninklijke Philips NV
3.75%, 03/15/22	$550	$571,718
5.00%, 03/15/42	100	108,210
6.88%, 03/11/38	200	263,346

		4,329,409
INSURANCE — 2.81%
ACE INA Holdings Inc.
2.60%, 11/23/15	700	719,835
AEGON Funding Co. LLC
5.75%, 12/15/20[a]	250	287,255
Aflac Inc.
2.65%, 02/15/17	600	624,043
Allstate Corp. (The)
3.15%, 06/15/23[a]	250	247,087
4.50%, 06/15/43	250	255,276
Arch Capital Group Ltd.
5.14%, 11/01/43	100	106,699
Axis Specialty Finance LLC
5.88%, 06/01/20	100	113,016
Berkshire Hathaway Finance Corp.
0.95%, 08/15/16	350	351,662
1.30%, 05/15/18[a]	500	493,545
1.60%, 05/15/17	600	607,055
3.00%, 05/15/22	450	450,039
4.40%, 05/15/42	250	245,999
5.75%, 01/15/40	50	59,282
Berkshire Hathaway Inc.
1.55%, 02/09/18	100	99,957
1.90%, 01/31/17	50	51,210
3.00%, 02/11/23	500	494,324
4.50%, 02/11/43	500	499,895
Chubb Corp. (The)
5.75%, 05/15/18	300	343,671
6.00%, 05/11/37	100	123,833
6.38%, 03/29/67 (Call 04/15/17)[d]	550	610,500
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	250	233,197
4.13%, 05/15/43 (Call 11/15/42)	100	91,666
MetLife Inc.
1.76%, 12/15/17	500	503,942
3.05%, 12/15/22[a]	250	245,195
3.60%, 04/10/24	200	202,022
4.13%, 08/13/42	610	578,159

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

4.88%, 11/13/43	$500	$527,851
6.75%, 06/01/16	150	167,836
7.72%, 02/15/19	750	933,905
Series D
4.37%, 09/15/23	550	590,108
Travelers Companies Inc. (The)
4.60%, 08/01/43	200	206,502
5.35%, 11/01/40	550	626,499
Travelers Property Casualty Corp.
6.38%, 03/15/33[a]	150	189,923

		11,880,988
INTERNET SOFTWARE & SERVICES — 0.49%
Baidu Inc.
3.50%, 11/28/22[a]	500	475,050
eBay Inc.
1.35%, 07/15/17	350	350,275
2.60%, 07/15/22 (Call 04/15/22)[a]	425	408,243
4.00%, 07/15/42 (Call 01/15/42)	100	89,825
Google Inc.
2.13%, 05/19/16	600	619,482
3.38%, 02/25/24	100	101,052
3.63%, 05/19/21	25	26,593

		2,070,520
IT SERVICES — 1.37%
International Business Machines Corp.
0.45%, 05/06/16	250	249,199
0.75%, 05/11/15	2,100	2,107,093
1.25%, 02/08/18	500	494,679
1.63%, 05/15/20[a]	500	476,117
1.88%, 05/15/19	100	99,159
1.88%, 08/01/22	350	318,785
3.63%, 02/12/24	500	505,589
4.00%, 06/20/42[a]	860	815,274
7.63%, 10/15/18	600	742,843

		5,808,738
MACHINERY — 1.07%
Caterpillar Inc.
1.50%, 06/26/17	700	704,638
3.80%, 08/15/42	350	318,950
3.90%, 05/27/21	700	749,609
5.20%, 05/27/41[a]	200	223,769
7.90%, 12/15/18	250	311,775

Security	Principal (000s)	Value

Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	$300	$307,803
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	650	629,647
3.90%, 06/09/42 (Call 12/09/41)	500	470,580
Illinois Tool Works Inc.
3.50%, 03/01/24 (Call 12/01/23)	250	252,055
3.90%, 09/01/42 (Call 03/01/42)	475	441,753
6.25%, 04/01/19	100	116,332

		4,526,911
MEDIA — 2.95%
Comcast Corp.
2.85%, 01/15/23	750	730,805
3.60%, 03/01/24	200	202,832
4.25%, 01/15/33	1,500	1,497,821
4.50%, 01/15/43	1,250	1,247,738
4.65%, 07/15/42	1,100	1,122,437
5.70%, 05/15/18	250	288,010
5.85%, 11/15/15	850	918,248
6.45%, 03/15/37	100	125,160
6.50%, 01/15/17	1,125	1,288,603
6.95%, 08/15/37	550	723,913
NBCUniversal Media LLC
2.88%, 01/15/23	750	731,104
4.38%, 04/01/21	350	382,397
5.15%, 04/30/20	1,000	1,128,818
Walt Disney Co. (The)
1.10%, 12/01/17	500	495,559
1.13%, 02/15/17	500	501,373
1.35%, 08/16/16	300	304,285
2.35%, 12/01/22	500	470,524
Series E
4.13%, 12/01/41[a]	350	343,429

		12,503,056
METALS & MINING — 1.80%
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17	950	965,773
2.88%, 02/24/22	275	271,130
3.25%, 11/21/21	100	101,619
3.85%, 09/30/23[a]	100	103,363
4.13%, 02/24/42	300	284,933
5.00%, 09/30/43	750	808,109
6.50%, 04/01/19	350	421,002

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	$200	$203,295
6.50%, 07/15/18	400	470,799
7.13%, 07/15/28	250	321,414
Rio Tinto Finance (USA) PLC
1.38%, 06/17/16	750	757,802
1.63%, 08/21/17 (Call 07/21/17)[a]	1,000	1,005,338
2.88%, 08/21/22 (Call 05/21/22)[a]	790	756,384
3.50%, 03/22/22 (Call 12/22/21)	475	478,218
4.13%, 08/21/42 (Call 02/21/42)	725	669,580

		7,618,759
MULTI-UTILITIES — 0.45%
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	250	233,611
4.45%, 03/15/44 (Call 09/15/43)	250	251,996
7.13%, 12/01/18	250	302,404
Series 08-B
6.75%, 04/01/38	350	461,456
Consumers Energy Co.
6.70%, 09/15/19	250	304,695
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	100	93,428
San Diego Gas & Electric Co.
4.50%, 08/15/40	250	263,047

		1,910,637
MULTILINE RETAIL — 0.77%
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)[e]	150	160,302
6.25%, 01/15/18	400	457,306
Target Corp.
2.90%, 01/15/22[a]	850	841,359
4.00%, 07/01/42	775	727,458
5.38%, 05/01/17	500	560,155
6.00%, 01/15/18	100	114,671
7.00%, 01/15/38	300	402,128

		3,263,379
OIL, GAS & CONSUMABLE FUELS — 6.15%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	400	407,430
4.25%, 01/15/44 (Call 07/15/43)	500	479,527
4.75%, 04/15/43 (Call 10/15/42)	735	754,636
5.63%, 01/15/17	500	558,223

Security	Principal (000s)	Value

Chevron Corp.
0.89%, 06/24/16	$250	$251,591
1.72%, 06/24/18 (Call 05/24/18)	1,000	1,002,207
2.36%, 12/05/22 (Call 09/05/22)	500	472,489
3.19%, 06/24/23 (Call 03/24/23)	250	250,045
4.95%, 03/03/19	675	763,670
Conoco Funding Co.
7.25%, 10/15/31	400	557,776
ConocoPhillips
5.75%, 02/01/19	325	380,893
6.00%, 01/15/20	150	178,085
6.50%, 02/01/39	1,200	1,606,138
6.95%, 04/15/29	350	469,682
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	950	1,062,215
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	250	250,247
2.63%, 03/15/23 (Call 12/15/22)	350	334,067
2.95%, 06/01/15	600	615,397
5.63%, 06/01/19	50	57,928
5.88%, 09/15/17	100	114,315
Exxon Mobil Corp.
0.92%, 03/15/17	500	498,676
3.18%, 03/15/24 (Call 12/15/23)	500	504,445
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	540	536,412
2.70%, 02/15/23 (Call 11/15/22)[a]	1,000	959,801
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	200	204,315
Shell International Finance BV
0.63%, 12/04/15	500	500,432
0.90%, 11/15/16	500	501,376
1.13%, 08/21/17	1,700	1,695,614
1.90%, 08/10/18	100	100,690
2.38%, 08/21/22[a]	490	465,236
3.10%, 06/28/15	150	154,462
4.55%, 08/12/43	500	522,305
5.50%, 03/25/40[a]	300	355,318
6.38%, 12/15/38[a]	675	886,305
Total Capital Canada Ltd.
2.75%, 07/15/23	500	476,059
Total Capital International SA
0.75%, 01/25/16	1,400	1,403,607
2.13%, 01/10/19	100	100,773

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

2.70%, 01/25/23	$610	$583,365
3.70%, 01/15/24	200	205,273
3.75%, 04/10/24[a]	500	515,069
Total Capital SA
2.13%, 08/10/18[a]	850	861,955
2.30%, 03/15/16	125	128,831
3.13%, 10/02/15	350	363,129
TransCanada PipeLines Ltd.
2.50%, 08/01/22	250	236,022
3.75%, 10/16/23	250	255,222
3.80%, 10/01/20	300	317,837
4.63%, 03/01/34 (Call 12/01/33)	500	522,640
5.00%, 10/16/43 (Call 04/16/43)	250	268,805
6.10%, 06/01/40	700	854,751
6.50%, 08/15/18	100	118,261
7.63%, 01/15/39	275	391,753

		26,055,300
PHARMACEUTICALS — 5.69%
Allergan Inc.
3.38%, 09/15/20	20	19,766
AstraZeneca PLC
1.95%, 09/18/19	1,125	1,105,081
4.00%, 09/18/42	700	667,844
6.45%, 09/15/37	150	192,765
Bristol-Myers Squibb Co.
0.88%, 08/01/17	250	247,854
2.00%, 08/01/22	400	366,838
3.25%, 08/01/42	375	308,224
4.50%, 03/01/44 (Call 09/01/43)	350	355,663
Eli Lilly and Co.
1.95%, 03/15/19[a]	100	99,576
5.20%, 03/15/17	500	554,573
5.55%, 03/15/37	150	175,885
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	600	600,332
2.80%, 03/18/23	300	289,683
5.65%, 05/15/18	125	143,763
6.38%, 05/15/38	900	1,165,093
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	600	602,010
2.85%, 05/08/22	850	838,064
Johnson & Johnson
1.65%, 12/05/18	250	249,871

Security	Principal (000s)	Value

2.15%, 05/15/16	$75	$77,352
2.95%, 09/01/20	350	357,483
4.50%, 12/05/43 (Call 06/05/43)	250	264,653
5.55%, 08/15/17	500	570,364
5.95%, 08/15/37	525	665,101
Merck & Co. Inc.
1.10%, 01/31/18	1,000	981,107
1.30%, 05/18/18	100	98,397
2.25%, 01/15/16	500	512,595
2.40%, 09/15/22 (Call 06/15/22)	750	710,008
2.80%, 05/18/23	250	240,315
3.60%, 09/15/42 (Call 03/15/42)	900	803,936
4.00%, 06/30/15	350	364,028
4.15%, 05/18/43	500	487,543
5.00%, 06/30/19	125	142,048
6.55%, 09/15/37	25	33,147
Novartis Capital Corp.
2.40%, 09/21/22	500	476,144
3.40%, 05/06/24	700	706,009
3.70%, 09/21/42	375	344,592
4.40%, 05/06/44	250	256,717
Novartis Securities Investment Ltd.
5.13%, 02/10/19	725	826,547
Pfizer Inc.
0.90%, 01/15/17	200	198,382
3.00%, 06/15/23	350	339,930
4.30%, 06/15/43	350	344,218
6.20%, 03/15/19	1,250	1,477,138
7.20%, 03/15/39	1,300	1,816,881
Sanofi
2.63%, 03/29/16	1,000	1,038,607
4.00%, 03/29/21	300	322,499
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	50	51,715
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	1,100	1,124,088
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	500	489,662

		24,104,091
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.65%
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	775	795,220
2.20%, 02/01/19 (Call 11/01/18)	200	200,669

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

3.38%, 03/15/22 (Call 12/15/21)	$850	$865,260
4.75%, 03/15/42 (Call 09/15/41)[a]	275	289,722
5.10%, 06/15/15	100	104,886
5.25%, 12/01/16 (Call 09/02/16)	350	384,690
5.65%, 02/01/20 (Call 11/01/19)	100	116,307

		2,756,754
ROAD & RAIL — 0.19%
Canadian National Railway Co.
5.55%, 03/01/19	250	288,423
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	500	535,443

		823,866
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.96%
Applied Materials Inc.
4.30%, 06/15/21	250	270,884
5.85%, 06/15/41	150	173,464
Intel Corp.
1.35%, 12/15/17	800	799,019
3.30%, 10/01/21[a]	1,075	1,103,590
4.00%, 12/15/32[a]	300	294,921
4.25%, 12/15/42	500	483,810
Texas Instruments Inc.
0.45%, 08/03/15	225	224,634
1.65%, 08/03/19	450	438,397
Xilinx Inc.
2.13%, 03/15/19	300	297,842

		4,086,561
SOFTWARE — 2.06%
Microsoft Corp.
0.88%, 11/15/17	500	494,305
1.63%, 09/25/15	300	305,251
1.63%, 12/06/18	100	99,750
2.13%, 11/15/22[a]	250	231,502
2.38%, 05/01/23 (Call 02/01/23)[a]	500	471,017
3.00%, 10/01/20[a]	600	620,504
3.50%, 11/15/42	500	441,279
3.63%, 12/15/23 (Call 09/15/23)[a]	300	311,025
4.88%, 12/15/43 (Call 06/15/43)	300	326,850
5.30%, 02/08/41	275	315,539
Oracle Corp.
1.20%, 10/15/17	950	945,690
2.38%, 01/15/19	600	609,735

Security	Principal (000s)	Value

2.50%, 10/15/22[a]	$1,100	$1,047,384
3.63%, 07/15/23	500	512,047
5.00%, 07/08/19	50	56,663
5.25%, 01/15/16	550	593,129
5.38%, 07/15/40	1,075	1,238,659
5.75%, 04/15/18	100	115,298

		8,735,627
SPECIALTY RETAIL — 1.37%
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)	150	153,066
3.75%, 02/15/24 (Call 11/15/23)	600	620,015
4.20%, 04/01/43 (Call 10/01/42)	350	341,909
4.88%, 02/15/44 (Call 08/15/43)	50	53,964
5.40%, 03/01/16	1,075	1,168,719
5.88%, 12/16/36	875	1,070,020
5.95%, 04/01/41 (Call 10/01/40)	250	307,422
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	700	710,667
3.12%, 04/15/22 (Call 01/15/22)[a]	300	302,081
3.80%, 11/15/21 (Call 08/15/21)	75	79,566
4.65%, 04/15/42 (Call 10/15/41)	550	563,715
5.00%, 09/15/43 (Call 03/15/43)	100	108,186
6.65%, 09/15/37	250	324,152

		5,803,482
TEXTILES, APPAREL & LUXURY GOODS — 0.11%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	500	465,023

		465,023
TOBACCO — 0.87%
Philip Morris International Inc.
1.13%, 08/21/17[a]	1,375	1,368,351
2.50%, 08/22/22	675	640,340
3.60%, 11/15/23[a]	500	506,508
3.88%, 08/21/42	850	774,158
4.13%, 03/04/43	200	189,771
4.38%, 11/15/41	100	98,022
5.65%, 05/16/18	100	114,894

		3,692,044
WIRELESS TELECOMMUNICATION SERVICES — 1.51%
America Movil SAB de CV
2.38%, 09/08/16[a]	750	770,726
3.13%, 07/16/22[a]	1,200	1,159,044
4.38%, 07/16/42[a]	900	821,598

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal or Shares (000s)	Value
5.00%, 03/30/20	$100	$111,154
5.63%, 11/15/17	100	113,407
6.38%, 03/01/35[a]	50	58,182
New Cingular Wireless Services Inc.
8.75%, 03/01/31	25	36,643
Vodafone Group PLC
1.50%, 02/19/18	150	148,454
2.50%, 09/26/22[a]	600	555,033
4.38%, 02/19/43	750	690,511
5.45%, 06/10/19	75	85,811
5.63%, 02/27/17	1,250	1,400,986
6.15%, 02/27/37	375	433,222

		6,384,771

TOTAL CORPORATE BONDS & NOTES
(Cost: $427,046,195)		419,566,537

SHORT-TERM INVESTMENTS — 6.58%

MONEY MARKET FUNDS — 6.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,f,g]	23,376	23,375,521
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,f,g]	1,800	1,800,444
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,f]	2,685	2,684,780

		27,860,745

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,860,745)		27,860,745

TOTAL INVESTMENTS IN SECURITIES — 105.63%
(Cost: $454,906,940)		447,427,282
Other Assets, Less Liabilities — (5.63)%		(23,843,847)

NET ASSETS — 100.00%		$423,583,435

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Affiliated issuer. See Note 2.
[d]	Variable rate security. Rate shown is as of report date.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.46%

AEROSPACE & DEFENSE — 1.00%
B/E Aerospace Inc.
5.25%, 04/01/22 (Call 04/01/17)	$25	$25,875
Bombardier Inc.
5.75%, 03/15/22[a,b]	50	50,875
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	50	53,936
Northrop Grumman Corp.
3.25%, 08/01/23	25	24,357
5.05%, 08/01/19	50	55,813

		210,856
AIR FREIGHT & LOGISTICS — 0.23%
FedEx Corp.
4.10%, 04/15/43	25	22,857
4.90%, 01/15/34	25	26,293

		49,150
AIRLINES — 0.36%
United Airlines Inc.
6.75%, 09/15/15 (Call 06/02/14)[a]	75	76,219

		76,219
AUTO COMPONENTS — 1.14%
Delphi Corp.
6.13%, 05/15/21 (Call 05/15/16)	50	55,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00%, 08/01/20 (Call 02/01/17)[a]	100	105,500
Johnson Controls Inc.
5.50%, 01/15/16	50	53,910
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)[a]	25	24,562

		239,722
AUTOMOBILES — 0.53%
Ford Motor Co.
4.75%, 01/15/43	25	24,610
7.45%, 07/16/31	25	32,694
General Motors Co.
4.88%, 10/02/23[a]	25	25,844
6.25%, 10/02/43[a]	25	27,375

		110,523

Security	Principal (000s)	Value

BEVERAGES — 0.38%
Constellation Brands Inc.
6.00%, 05/01/22	$50	$55,500
Molson Coors Brewing Co.
3.50%, 05/01/22	25	25,316

		80,816
BIOTECHNOLOGY — 2.13%
Amgen Inc.
2.50%, 11/15/16	75	77,870
3.88%, 11/15/21 (Call 08/15/21)	100	105,033
5.15%, 11/15/41 (Call 05/15/41)	100	105,566
Celgene Corp.
1.90%, 08/15/17	50	50,551
Gilead Sciences Inc.
3.05%, 12/01/16	25	26,251
4.40%, 12/01/21 (Call 09/01/21)	25	27,205
4.80%, 04/01/44 (Call 10/01/43)	25	26,294
5.65%, 12/01/41 (Call 06/01/41)	25	29,339

		448,109
BUILDING PRODUCTS — 0.51%
Masco Corp.
7.13%, 03/15/20	50	58,125
Owens Corning Inc.
4.20%, 12/15/22 (Call 09/15/22)	50	49,186

		107,311
CAPITAL MARKETS — 1.92%
Goldman Sachs Group Inc. (The)
5.63%, 01/15/17	25	27,566
6.45%, 05/01/36	50	56,012
6.75%, 10/01/37	50	57,801
Jefferies Group LLC
5.13%, 04/13/18	45	49,006
5.13%, 01/20/23	25	26,488
Morgan Stanley
4.10%, 05/22/23	50	49,631
4.88%, 11/01/22	25	26,381
Nomura Holdings Inc.
2.00%, 09/13/16	50	50,497
6.70%, 03/04/20	50	59,308

		402,690
CHEMICALS — 3.02%
Agrium Inc.
3.50%, 06/01/23 (Call 03/01/23)	50	49,087

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Ashland Inc.
4.75%, 08/15/22 (Call 05/15/22)	$50	$49,375
CF Industries Inc.
3.45%, 06/01/23	75	73,062
5.15%, 03/15/34	25	26,141
Dow Chemical Co. (The)
4.38%, 11/15/42 (Call 05/15/42)	25	23,465
7.38%, 11/01/29	75	97,999
8.55%, 05/15/19	75	96,227
Ecolab Inc.
3.00%, 12/08/16	25	26,268
4.35%, 12/08/21	50	54,349
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	100	111,357
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)	25	27,305

		634,635
COMMERCIAL BANKS — 3.99%
CIT Group Inc.
4.25%, 08/15/17	75	78,562
5.50%, 02/15/19[a]	100	107,750
Credit Suisse New York
5.40%, 01/14/20	25	27,940
Dresdner Bank AG
7.25%, 09/15/15	50	53,321
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)	75	75,618
KeyCorp
3.75%, 08/13/15	50	51,833
National City Corp.
6.88%, 05/15/19	50	59,405
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	50	49,269
Royal Bank of Scotland Group PLC
6.00%, 12/19/23	25	26,117
6.13%, 12/15/22	50	53,218
7.65%, 12/31/49 (Call 09/30/31)[c]	25	27,500
Santander Holdings USA Inc.
3.00%, 09/24/15 (Call 08/24/15)	50	51,289
SMFG Preferred Capital USD 3 Ltd.
9.50%, 12/31/49 (Call 07/25/18)[a,b,c]	100	125,550

Security	Principal (000s)	Value

SunTrust Banks Inc.
3.60%, 04/15/16 (Call 03/15/16)	$50	$52,338

		839,710
COMMERCIAL SERVICES & SUPPLIES — 1.37%
ADT Corp. (The)
3.50%, 07/15/22	25	22,063
4.88%, 07/15/42	25	20,625
Clean Harbors Inc.
5.25%, 08/01/20 (Call 08/01/16)	35	35,875
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)[b]	25	25,050
Republic Services Inc.
5.25%, 11/15/21	75	84,165
Waste Management Inc.
2.60%, 09/01/16	50	51,875
2.90%, 09/15/22 (Call 06/15/22)	50	48,231

		287,884
COMMUNICATIONS EQUIPMENT — 0.35%
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	50	49,478
Motorola Solutions Inc.
3.50%, 03/01/23	25	23,935

		73,413
COMPUTERS & PERIPHERALS — 1.48%
Hewlett-Packard Co.
2.13%, 09/13/15	100	101,907
3.75%, 12/01/20	50	51,376
4.65%, 12/09/21[b]	100	107,835
NCR Corp.
5.00%, 07/15/22 (Call 07/15/17)	25	25,437
Seagate HDD Cayman
4.75%, 06/01/23[a]	25	24,687

		311,242
CONSTRUCTION MATERIALS — 0.52%
CRH America Inc.
6.00%, 09/30/16	25	27,745
Lafarge SA
6.50%, 07/15/16	75	82,500

		110,245

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

CONSUMER FINANCE — 4.98%
Ally Financial Inc.
5.50%, 02/15/17	$75	$81,562
8.00%, 03/15/20	50	60,437
8.00%, 11/01/31	50	61,500
American Express Co.
6.80%, 09/01/66 (Call 09/01/16)[c]	25	27,563
Capital One Financial Corp.
4.75%, 07/15/21	50	54,954
Discover Financial Services
3.85%, 11/21/22	50	50,113
Ford Motor Credit Co. LLC
5.00%, 05/15/18	200	222,087
6.63%, 08/15/17	100	115,495
12.00%, 05/15/15	100	111,429
General Motors Financial Co. Inc.
3.25%, 05/15/18	50	50,500
SLM Corp.
5.50%, 01/25/23[b]	35	34,394
8.45%, 06/15/18	150	176,812

		1,046,846
CONTAINERS & PACKAGING — 0.35%
Ball Corp.
5.00%, 03/15/22	25	25,562
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	50	47,750

		73,312
DIVERSIFIED FINANCIAL SERVICES — 2.68%
Bank of America Corp.
5.75%, 08/15/16	25	27,369
6.05%, 05/16/16	100	109,177
6.11%, 01/29/37	100	113,190
Citigroup Inc.
5.50%, 02/15/17	25	27,573
5.88%, 02/22/33	100	108,017
Denali Borrower LLC/Denali Finance Corp.
5.63%, 10/15/20 (Call 10/15/16)[a]	25	25,687
Deutsche Telekom International Finance BV
8.75%, 06/15/30	50	72,126

Security	Principal (000s)	Value

Goldman Sachs Capital I
6.35%, 02/15/34	$50	$52,875
Voya Financial Inc.
5.50%, 07/15/22	25	28,255

		564,269
DIVERSIFIED TELECOMMUNICATION SERVICES — 8.19%
British Telecommunications PLC
5.95%, 01/15/18	100	114,493
9.63%, 12/15/30	25	39,362
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 01/15/24 (Call 07/15/18)	25	25,219
6.50%, 04/30/21 (Call 04/30/15)	75	80,062
7.00%, 01/15/19 (Call 06/02/14)[b]	50	52,812
CenturyLink Inc.
5.80%, 03/15/22	50	51,250
7.65%, 03/15/42	50	48,625
Series V
5.63%, 04/01/20	50	52,563
Frontier Communications Corp.
7.13%, 01/15/23	50	51,625
8.25%, 04/15/17[b]	50	58,187
Orange
2.13%, 09/16/15	25	25,445
5.38%, 07/08/19	25	28,304
9.00%, 03/01/31	50	73,229
Telecom Italia Capital SA
5.25%, 10/01/15[b]	50	52,625
7.18%, 06/18/19	50	58,000
7.72%, 06/04/38	50	54,750
Telefonica Emisiones SAU
5.46%, 02/16/21[b]	100	112,286
6.42%, 06/20/16	75	83,198
Telefonica Europe BV
8.25%, 09/15/30	25	33,165
Verizon Communications Inc.
2.50%, 09/15/16	100	103,507
3.65%, 09/14/18	100	106,732
5.15%, 09/15/23	100	110,154
6.40%, 09/15/33	100	120,726
6.55%, 09/15/43	150	184,756

		1,721,075

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

ELECTRIC UTILITIES — 2.13%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	$50	$49,573
Berkshire Hathaway Energy Co.
6.13%, 04/01/36	60	72,821
EDP Finance BV
4.90%, 10/01/19[a]	100	104,250
FirstEnergy Corp. Series C
7.38%, 11/15/31	25	29,022
Nisource Finance Corp.
5.25%, 02/15/43 (Call 08/15/42)	25	26,130
6.40%, 03/15/18	50	57,830
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	25	28,223
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	50	54,390
6.00%, 12/01/39	20	24,457

		446,696
ELECTRICAL EQUIPMENT — 0.23%
Eaton Corp. PLC
2.75%, 11/02/22	25	23,972
4.15%, 11/02/42	25	23,715

		47,687
ENERGY EQUIPMENT & SERVICES — 1.37%
Ensco PLC
4.70%, 03/15/21	50	53,956
Transocean Inc.
6.38%, 12/15/21	75	84,714
6.80%, 03/15/38	25	26,949
Weatherford International Ltd.
5.95%, 04/15/42 (Call 10/17/41)[b]	50	55,915
9.63%, 03/01/19	50	65,690

		287,224
FOOD & STAPLES RETAILING — 1.56%
CVS Caremark Corp.
2.25%, 12/05/18 (Call 11/05/18)	25	25,213
4.00%, 12/05/23 (Call 09/05/23)	25	25,891
5.75%, 06/01/17	25	28,307
5.75%, 05/15/41 (Call 11/15/40)	50	58,752
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
5.70%, 10/01/40	25	25,937

Security	Principal (000s)	Value

Kroger Co. (The)
6.15%, 01/15/20	$50	$58,682
Safeway Inc.
6.35%, 08/15/17	50	57,000
Walgreen Co.
3.10%, 09/15/22[b]	50	48,563

		328,345
FOOD PRODUCTS — 3.20%
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	50	52,704
ConAgra Foods Inc.
1.90%, 01/25/18	35	35,023
3.20%, 01/25/23 (Call 10/25/22)	35	33,706
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	25	23,784
5.65%, 02/15/19	50	57,524
H.J. Heinz Co.
4.25%, 10/15/20 (Call 04/15/15)[a]	25	24,638
H.J. Heinz Finance Co.
7.13%, 08/01/39[a]	25	27,000
JBS USA LLC/JBS USA Finance Inc.
8.25%, 02/01/20 (Call 02/01/15)[a]	25	27,363
Kellogg Co.
4.00%, 12/15/20	50	52,577
Kraft Foods Group Inc.
3.50%, 06/06/22	50	50,887
5.00%, 06/04/42	50	53,291
Mondelez International Inc.
5.38%, 02/10/20	50	56,872
6.50%, 08/11/17	75	86,597
6.50%, 02/09/40	50	63,618
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	25	26,410

		671,994
GAS UTILITIES — 0.33%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	25	30,359
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.00%, 05/20/22 (Call 05/20/17)	35	38,500

		68,859

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

HEALTH CARE PROVIDERS & SERVICES — 4.18%
Cardinal Health Inc.
3.20%, 03/15/23	$25	$24,528
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)	50	52,562
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	25	26,247
Express Scripts Holding Co.
2.65%, 02/15/17	125	129,834
3.13%, 05/15/16	75	78,441
6.13%, 11/15/41	25	30,027
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19[a]	50	54,375
HCA Holdings Inc.
4.75%, 05/01/23	50	49,125
5.00%, 03/15/24	25	24,813
6.50%, 02/15/20	75	83,625
Laboratory Corp. of America Holdings
2.20%, 08/23/17	25	25,308
McKesson Corp.
1.40%, 03/15/18	25	24,406
3.80%, 03/15/24 (Call 12/15/23)	25	25,215
Quest Diagnostics Inc.
4.70%, 04/01/21	25	26,751
Tenet Healthcare Corp.
4.38%, 10/01/21	50	47,937
6.25%, 11/01/18	25	27,513
WellPoint Inc.
3.13%, 05/15/22	50	48,734
3.30%, 01/15/23	75	73,611
4.65%, 01/15/43	25	25,074

		878,126
HOTELS, RESTAURANTS & LEISURE — 0.39%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 03/15/22 (Call 03/15/17)[b]	25	25,875
7.75%, 08/15/20 (Call 08/15/15)	50	55,255

		81,130
HOUSEHOLD DURABLES — 0.12%
Lennar Corp.
4.75%, 11/15/22 (Call 08/15/22)	25	24,375

		24,375

Security	Principal (000s)	Value

HOUSEHOLD PRODUCTS — 0.12%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	$25	$24,369

		24,369
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.62%
AES Corp. (The)
4.88%, 05/15/23 (Call 05/15/18)	50	47,875
8.00%, 10/15/17	75	89,062
Calpine Corp.
7.50%, 02/15/21 (Call 11/01/15)[a]	44	48,070
7.88%, 07/31/20 (Call 07/31/15)[a]	40	43,850
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	25	26,759
6.20%, 10/01/17	75	85,472

		341,088
INDUSTRIAL CONGLOMERATES — 0.13%
Ingersoll-Rand Global Holding Co. Ltd.
5.75%, 06/15/43 [a]	25	28,062

		28,062
INSURANCE — 3.86%
Allstate Corp. (The)
5.75%, 08/15/53 (Call 08/15/23)[c]	25	26,625
American International Group Inc.
3.80%, 03/22/17	75	80,183
4.88%, 06/01/22	50	55,551
8.18%, 05/15/68 (Call 05/15/38)[c]	50	66,500
8.25%, 08/15/18	100	124,852
Aon PLC
5.00%, 09/30/20	25	27,818
AXA SA
8.60%, 12/15/30	25	32,000
Genworth Holdings Inc.
7.63%, 09/24/21[b]	50	62,417
Lincoln National Corp.
6.15%, 04/07/36	25	30,117
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	25	27,316
MetLife Inc.
6.40%, 12/15/66 (Call 12/15/31)	25	27,000
Prudential Financial Inc.
5.38%, 06/21/20	25	28,559

58	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

5.88%, 09/15/42 (Call 09/15/22)[c]	$50	$52,625
7.38%, 06/15/19	75	92,548
Series D
4.75%, 09/17/15	50	52,757
XL Group PLC
6.50%, 12/29/49 (Call 04/15/17)[c]	25	24,625

		811,493
INTERNET & CATALOG RETAIL — 0.12%
QVC Inc.
4.85%, 04/01/24 [a]	25	25,355

		25,355
INTERNET SOFTWARE & SERVICES — 0.24%
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)	50	51,000

		51,000
IT SERVICES — 0.47%
Audatex North America Inc.
6.00%, 06/15/21 (Call 06/15/17)[a]	25	26,812
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	50	48,321
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	25	24,679

		99,812
LIFE SCIENCES TOOLS & SERVICES — 0.89%
Agilent Technologies Inc.
5.00%, 07/15/20	75	82,489
Life Technologies Corp.
6.00%, 03/01/20	25	29,012
Thermo Fisher Scientific Inc.
1.85%, 01/15/18 [b]	25	25,007
2.25%, 08/15/16	25	25,699
3.15%, 01/15/23 (Call 10/15/22)	25	24,350

		186,557
MACHINERY — 0.42%
Case New Holland Industrial Inc.
7.88%, 12/01/17	75	88,125

		88,125
MEDIA — 9.25%
21st Century Fox America Inc.
4.50%, 02/15/21	25	27,273
6.15%, 02/15/41	75	89,899

Security	Principal (000s)	Value

6.40%, 12/15/35	$50	$61,064
CBS Corp.
4.85%, 07/01/42 (Call 01/01/42)	25	24,617
7.88%, 07/30/30	25	33,125
CSC Holdings LLC
6.75%, 11/15/21	25	27,844
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	50	52,274
5.00%, 03/01/21	50	54,146
5.15%, 03/15/42	50	48,410
6.00%, 08/15/40 (Call 05/15/40)	25	26,606
Discovery Communications LLC
4.88%, 04/01/43	25	25,131
5.05%, 06/01/20	50	56,068
DISH DBS Corp.
4.63%, 07/15/17	25	26,594
5.00%, 03/15/23	75	76,500
6.75%, 06/01/21	50	56,500
Gannett Co. Inc.
5.13%, 07/15/20 (Call 07/15/16)[a]	25	25,875
Grupo Televisa SAB de CV
6.63%, 01/15/40	25	29,536
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 04/15/17)[a]	25	25,062
7.75%, 10/15/18 (Call 10/15/14)	25	26,594
Numericable Group SA
6.00%, 05/15/22 (Call 05/15/17)[a]	200	204,750
Omnicom Group Inc.
3.63%, 05/01/22	50	50,056
Thomson Reuters Corp.
4.30%, 11/23/23 (Call 08/23/23)	50	51,832
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	100	106,019
4.50%, 09/15/42 (Call 03/15/42)	125	120,701
8.25%, 04/01/19	100	126,648
Time Warner Inc.
3.40%, 06/15/22	50	50,215
4.88%, 03/15/20	25	27,788
7.63%, 04/15/31	75	101,821
7.70%, 05/01/32	75	103,128

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Viacom Inc.
3.88%, 12/15/21	$75	$77,839
4.38%, 03/15/43	25	22,835
5.85%, 09/01/43 (Call 03/01/43)	25	28,055
6.25%, 04/30/16	25	27,668
Videotron Ltd.
5.38%, 06/15/24 (Call 03/15/24)[a]	25	25,187
WPP Finance 2010
4.75%, 11/21/21	25	27,061

		1,944,721
METALS & MINING — 5.36%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[b]	75	78,938
ArcelorMittal SA
5.00%, 02/25/17	75	79,406
6.75%, 02/25/22	50	55,375
7.50%, 10/15/39	50	52,375
Barrick Gold Corp.
3.85%, 04/01/22	50	48,279
Barrick North America Finance LLC
5.75%, 05/01/43	50	50,346
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)[b]	25	24,463
FMG Resources (August 2006) Pty Ltd.
8.25%, 11/01/19 (Call 11/01/15)[a,b]	75	82,875
Freeport-McMoRan Copper & Gold Inc.
2.38%, 03/15/18	50	50,264
3.10%, 03/15/20	50	49,386
5.45%, 03/15/43 (Call 09/15/42)	50	50,715
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	25	23,486
4.88%, 03/15/42 (Call 09/15/41)	50	43,083
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)[b]	50	50,684
Southern Copper Corp.
6.75%, 04/16/40	50	53,182
Teck Resources Ltd.
3.00%, 03/01/19[b]	50	50,377
5.20%, 03/01/42 (Call 09/01/41)	75	69,487
United States Steel Corp.
7.38%, 04/01/20[b]	25	27,938

Security	Principal (000s)	Value

Vale Overseas Ltd.
4.38%, 01/11/22[b]	$75	$75,809
6.25%, 01/23/17	25	27,909
6.88%, 11/21/36	75	83,141

		1,127,518
MULTI-UTILITIES — 0.65%
Dominion Resources Inc.
4.45%, 03/15/21	50	54,475
Sempra Energy
2.30%, 04/01/17	50	51,173
6.00%, 10/15/39	25	30,086

		135,734
MULTILINE RETAIL — 0.42%
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	35	33,043
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	50	56,000

		89,043
OFFICE ELECTRONICS — 0.28%
Xerox Corp.
6.35%, 05/15/18	50	58,057

		58,057
OIL, GAS & CONSUMABLE FUELS — 14.17%
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	50	50,625
Anadarko Finance Co.
7.50%, 05/01/31	50	66,470
Anadarko Petroleum Corp.
5.95%, 09/15/16	50	55,699
6.45%, 09/15/36	25	30,931
Canadian Natural Resources Ltd.
5.70%, 05/15/17	50	56,208
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	25	24,097
5.70%, 10/15/19	50	57,612
Chesapeake Energy Corp.
5.75%, 03/15/23	50	53,125
6.63%, 08/15/20	50	56,187
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	50	52,437
Continental Resources Inc.
5.00%, 09/15/22 (Call 03/15/17)	35	37,012

60	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

DCP Midstream LLC
5.85%, 05/21/43 (Call 05/21/23)[a,c]	$25	$23,625
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[b]	25	24,810
4.75%, 05/15/42 (Call 11/15/41)	50	50,531
El Paso LLC
7.00%, 06/15/17	100	112,734
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[b]	50	52,194
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	75	77,755
5.90%, 12/01/17	25	28,583
Energy Transfer Equity LP
7.50%, 10/15/20	25	28,812
Energy Transfer Partners LP
5.20%, 02/01/22 (Call 11/01/21)	25	27,336
6.50%, 02/01/42 (Call 08/01/41)	50	58,105
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	50	49,136
4.85%, 08/15/42 (Call 02/15/42)	75	76,368
5.20%, 09/01/20	75	84,998
EQT Corp.
8.13%, 06/01/19	50	61,094
Hess Corp.
5.60%, 02/15/41	50	56,392
8.13%, 02/15/19	50	62,664
Husky Energy Inc.
7.25%, 12/15/19	50	61,552
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	50	47,910
5.95%, 02/15/18	50	56,971
6.38%, 03/01/41	50	57,323
6.95%, 01/15/38	25	30,255
7.30%, 08/15/33	25	31,093
Marathon Oil Corp.
5.90%, 03/15/18	75	85,961
Marathon Petroleum Corp.
5.13%, 03/01/21	50	56,031
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
5.50%, 02/15/23 (Call 08/15/17)	25	25,938
Newfield Exploration Co.
5.63%, 07/01/24	25	26,063

Security	Principal (000s)	Value

Noble Energy Inc.
6.00%, 03/01/41 (Call 09/01/40)	$25	$29,410
8.25%, 03/01/19	25	31,334
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	50	57,437
Peabody Energy Corp.
6.25%, 11/15/21[b]	50	50,750
Petrohawk Energy Corp.
6.25%, 06/01/19 (Call 06/01/15)	50	54,125
Phillips 66
2.95%, 05/01/17	25	26,169
4.30%, 04/01/22	25	26,785
5.88%, 05/01/42	25	29,588
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (Call 11/01/20)	25	27,779
5.15%, 06/01/42 (Call 12/01/41)	25	26,484
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)[b]	25	24,750
Range Resources Corp.
5.00%, 03/15/23 (Call 03/15/18)	50	51,000
Regency Energy Partners LP/Regency Energy Finance Corp.
5.50%, 04/15/23 (Call 10/15/17)	35	35,437
Rockies Express Pipeline LLC
5.63%, 04/15/20[a]	50	50,125
Sabine Pass Liquefaction LLC
5.63%, 04/15/23	50	50,500
SESI LLC
6.38%, 05/01/19 (Call 05/01/15)	25	26,781
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	25	25,998
Spectra Energy Capital LLC
6.20%, 04/15/18	50	56,160
Suncor Energy Inc.
6.50%, 06/15/38	50	63,063
7.15%, 02/01/32	25	33,366
Talisman Energy Inc.
5.50%, 05/15/42 (Call 11/15/41)[b]	25	25,606
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.25%, 05/01/23 (Call 11/01/17)	25	25,000

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Valero Energy Corp.
6.13%, 02/01/20	$50	$58,824
6.63%, 06/15/37	35	42,791
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	50	48,554
4.30%, 03/04/24 (Call 12/04/23)	25	25,495
5.25%, 03/15/20	50	55,357
WPX Energy Inc.
6.00%, 01/15/22 (Call 10/15/21)	25	25,844

		2,979,149
PAPER & FOREST PRODUCTS — 0.57%
International Paper Co.
6.00%, 11/15/41 (Call 05/15/41)	50	58,518
7.95%, 06/15/18	50	61,309

		119,827
PERSONAL PRODUCTS — 0.17%
Avon Products Inc.
5.00%, 03/15/23[b]	35	35,126

		35,126
PHARMACEUTICALS — 1.81%
AbbVie Inc.
1.20%, 11/06/15	50	50,466
1.75%, 11/06/17	50	50,384
2.90%, 11/06/22	75	72,905
4.40%, 11/06/42	25	24,996
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	25	24,195
Forest Laboratories Inc.
5.00%, 12/15/21 (Call 09/16/21)[a]	50	53,437
Hospira Inc.
6.05%, 03/30/17	25	27,615
Mylan Inc
5.40%, 11/29/43 (Call 05/29/43)	25	26,800
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	50	48,847

		379,645
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.41%
American Tower Corp.
3.50%, 01/31/23	50	48,101
4.50%, 01/15/18	50	54,197
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	50	53,199
3.85%, 02/01/23 (Call 11/01/22)	50	50,730

Security	Principal (000s)	Value

ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	$50	$54,582
HCP Inc.
3.75%, 02/01/16	50	52,316
4.25%, 11/15/23 (Call 08/15/23)	25	25,817
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	50	53,532
Host Hotels & Resorts LP
5.88%, 06/15/19 (Call 06/15/15)	50	54,188
Ventas Realty LP/Ventas Capital Corp.
4.75%, 06/01/21 (Call 03/01/21)	25	27,252
Weyerhaeuser Co.
7.38%, 03/15/32	25	32,732

		506,646
ROAD & RAIL — 1.56%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	50	48,446
3.75%, 04/01/24 (Call 01/01/24)[b]	25	25,470
4.38%, 09/01/42 (Call 03/01/42)	25	24,263
4.40%, 03/15/42 (Call 09/15/41)	50	48,658
4.70%, 10/01/19	25	27,768
CSX Corp.
4.75%, 05/30/42 (Call 11/30/41)	50	51,793
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	50	49,103
4.84%, 10/01/41	50	52,387

		327,888
SOFTWARE — 0.24%
Activision Blizzard Inc.
6.13%, 09/15/23 (Call 09/15/18)[a]	25	27,187
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	25	23,938

		51,125
SPECIALTY RETAIL — 0.82%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	25	25,254
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	50	56,625
L Brands Inc.
5.63%, 02/15/22	50	52,563
Sally Holdings LLC/Sally Capital Inc.
6.88%, 11/15/19 (Call 11/15/15)	35	38,281

		172,723

62	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

TOBACCO — 1.44%
Altria Group Inc.
2.85%, 08/09/22	$75	$71,270
5.38%, 01/31/44	25	26,758
9.70%, 11/10/18	50	65,860
10.20%, 02/06/39	17	28,236
Lorillard Tobacco Co.
3.50%, 08/04/16	50	52,703
Reynolds American Inc.
6.15%, 09/15/43	25	27,940
6.75%, 06/15/17	25	28,860

		301,627
TRADING COMPANIES & DISTRIBUTORS — 1.00%
Aircastle Ltd.
5.13%, 03/15/21	25	25,125
International Lease Finance Corp.
4.63%, 04/15/21	50	49,812
5.88%, 04/01/19	20	21,700
8.75%, 03/15/17	75	87,375
United Rentals (North America) Inc.
5.75%, 07/15/18 (Call 07/15/15)	25	26,750

		210,762
WIRELESS TELECOMMUNICATION SERVICES — 1.80%
MetroPCS Wireless Inc.
6.63%, 11/15/20 (Call 11/15/15)	75	80,062
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	25	23,908
5.00%, 03/15/44 (Call 09/15/43)	25	25,579
6.80%, 08/15/18	25	29,702
Sprint Communications Inc.
9.00%, 11/15/18[a]	50	60,937
T-Mobile USA Inc.
6.46%, 04/28/19 (Call 04/28/15)	50	53,000
6.50%, 01/15/24 (Call 01/15/19)	50	52,438
6.63%, 04/01/23 (Call 04/01/18)[b]	50	53,500

		379,126

TOTAL CORPORATE BONDS & NOTES (Cost: $20,343,440)		20,697,041

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 6.98%

MONEY MARKET FUNDS — 6.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	1,313	$1,312,644
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	101	101,104
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	53	52,603

		1,466,351

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,466,351)		1,466,351

TOTAL INVESTMENTS IN SECURITIES — 105.44% (Cost: $21,809,791)		22,163,392
Other Assets, Less Liabilities — (5.44)%		(1,142,817)

NET ASSETS — 100.00%		$21,020,575

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited)

iSHARES® B - Ca RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 94.50%

AEROSPACE & DEFENSE — 0.62%
TransDigm Inc.
5.50%, 10/15/20 (Call 10/15/15)	$50	$50,500
7.75%, 12/15/18 (Call 12/15/14)	75	79,875

		130,375
AIRLINES — 0.12%
US Airways Group Inc.
6.13%, 06/01/18	25	26,313

		26,313
AUTO COMPONENTS — 0.52%
American Axle & Manufacturing Inc.
6.63%, 10/15/22 (Call 10/15/17)[a]	25	27,094
Goodyear Tire & Rubber Co. (The)
7.00%, 05/15/22 (Call 05/15/17)	75	82,687

		109,781
AUTOMOBILES — 1.06%
Chrysler Group LLC/CG Co-Issuer Inc.
8.25%, 06/15/21 (Call 06/15/16)[b]	200	224,750

		224,750
BUILDING PRODUCTS — 0.75%
Associated Materials LLC/AMH New Finance Inc.
9.13%, 11/01/17 (Call 06/02/14)	25	26,250
Griffon Corp.
5.25%, 03/01/22 (Call 02/01/17)[b]	50	49,375
Nortek Inc.
8.50%, 04/15/21 (Call 04/15/16)	25	27,562
Ply Gem Industries Inc.
6.50%, 02/01/22 (Call 02/01/17)[b]	25	25,000
USG Corp.
9.75%, 01/15/18	25	30,125

		158,312
CAPITAL MARKETS — 0.60%
E*TRADE Financial Corp.
6.38%, 11/15/19 (Call 11/15/15)	50	54,312
Nuveen Investments Inc.
9.50%, 10/15/20 (Call 10/15/16)[b]	40	47,700
Walter Investment Management Corp.
7.88%, 12/15/21 (Call 12/15/16)[b]	25	24,813

		126,825

Security	Principal (000s)	Value

CHEMICALS — 2.22%
Hexion U.S. Finance Corp.
6.63%, 04/15/20 (Call 04/15/15)	$100	$103,875
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18 (Call 06/02/14)	50	52,062
9.00%, 11/15/20 (Call 11/15/15)	25	24,219
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	50	50,625
8.63%, 03/15/21 (Call 09/15/15)[a]	25	27,875
PQ Corp.
8.75%, 05/01/18 (Call 11/01/14)[b]	50	54,500
TPC Group Inc.
8.75%, 12/15/20 (Call 12/15/16)[b]	25	27,563
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 08/01/15)	50	53,250
Tronox Finance LLC
6.38%, 08/15/20 (Call 08/15/15)	75	76,500

		470,469
COMMERCIAL BANKS — 0.49%
Royal Bank of Scotland Group PLC
7.64%, 12/31/49 (Call 09/30/17)[a,c]	100	104,000

		104,000
COMMERCIAL SERVICES & SUPPLIES — 3.14%
ACCO Brands Corp.
6.75%, 04/30/20 (Call 04/30/17)	50	52,000
ADS Waste Holdings Inc.
8.25%, 10/01/20 (Call 10/01/16)	25	27,094
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[a,b]	200	215,000
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)	50	50,875
8.75%, 12/01/20 (Call 12/01/15)[a]	30	30,600
Brand Energy & Infrastructure Services Inc.
8.50%, 12/01/21 (Call 12/01/16)[b]	25	26,500
Ceridian Corp.
11.25%, 11/15/15 (Call 06/02/14)	50	50,625
Envision Healthcare Corp.
8.13%, 06/01/19 (Call 06/02/14)	33	35,062

64	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[b]	$25	$25,000
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	75	74,062
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[b]	25	25,250
TransUnion LLC/TransUnion Financing Corp.
11.38%, 06/15/18 (Call 06/15/14)	25	26,733
West Corp.
7.88%, 01/15/19 (Call 11/15/14)	25	26,656

		665,457
COMMUNICATIONS EQUIPMENT — 2.41%
Alcatel-Lucent USA Inc.
4.63%, 07/01/17[b]	200	204,750
6.45%, 03/15/29	50	47,875
Avaya Inc.
10.50%, 03/01/21 (Call 03/01/17)[a,b]	100	91,000
CommScope Inc.
8.25%, 01/15/19 (Call 01/15/15)[b]	55	59,537
Nokia OYJ
5.38%, 05/15/19	25	26,750
6.63%, 05/15/39	25	26,844
Viasystems Inc.
7.88%, 05/01/19 (Call 05/01/15)[b]	50	53,250

		510,006
COMPUTERS & PERIPHERALS — 0.24%
Dell Inc.
2.30%, 09/10/15	50	50,438

		50,438
CONSTRUCTION MATERIALS — 0.14%
Texas Industries Inc.
9.25%, 08/15/20 (Call 08/15/15)	25	28,625

		28,625
CONSUMER FINANCE — 1.04%
Springleaf Finance Corp.
6.90%, 12/15/17	200	219,500

		219,500
CONTAINERS & PACKAGING — 0.67%
Berry Plastics Corp.
9.75%, 01/15/21 (Call 01/15/16)[a]	50	58,000
Sealed Air Corp.
8.13%, 09/15/19 (Call 09/15/15)[b]	75	83,438

		141,438

Security	Principal (000s)	Value

DISTRIBUTORS — 1.46%
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)[a]	$75	$81,188
8.13%, 04/15/19 (Call 04/15/15)	75	83,062
11.00%, 04/15/20 (Call 04/15/16)	50	59,000
11.50%, 07/15/20 (Call 10/15/16)	50	59,375
VWR Funding Inc.
7.25%, 09/15/17 (Call 09/15/14)	25	26,809

		309,434
DIVERSIFIED CONSUMER SERVICES — 0.75%
Laureate Education Inc.
9.25%, 09/01/19 (Call 09/01/15)[b]	50	52,750
Monitronics International Inc.
9.13%, 04/01/20 (Call 04/01/16)	25	26,594
ServiceMaster Co. (The)
7.00%, 08/15/20 (Call 08/15/15)	75	79,125

		158,469
DIVERSIFIED FINANCIAL SERVICES — 0.47%
Alphabet Holding Co. Inc.
7.75%, 11/01/17 (Call 06/02/14)[d]	25	25,875
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 01/01/17)[a]	50	47,688
Opal Acquisition Inc.
8.88%, 12/15/21 (Call 12/15/16)[b]	25	25,875

		99,438
DIVERSIFIED TELECOMMUNICATION SERVICES — 8.83%
Altice SA
7.75%, 05/15/22 (Call 05/15/17)[b]	200	208,500
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)	50	55,000
DigitalGlobe Inc.
5.25%, 02/01/21 (Call 02/01/17)[a]	25	24,375
Hughes Satellite Systems Corp.
6.50%, 06/15/19	50	55,000
7.63%, 06/15/21	51	57,502
Intelsat (Luxembourg) SA
6.75%, 06/01/18 (Call 06/01/15)	50	52,875
7.75%, 06/01/21 (Call 06/01/17)	100	104,250
8.13%, 06/01/23 (Call 06/01/18)	50	52,500
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[b]	50	48,938

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

6.63%, 12/15/22 (Call 12/15/17)[b]	$100	$102,750
7.25%, 04/01/19 (Call 04/01/15)	50	53,563
7.25%, 10/15/20 (Call 10/15/15)	50	54,000
7.50%, 04/01/21 (Call 04/01/16)	125	137,031
Level 3 Financing Inc.
6.13%, 01/15/21 (Call 11/15/16)[b]	50	52,500
8.13%, 07/01/19 (Call 07/01/15)	175	191,406
9.38%, 04/01/19 (Call 04/01/15)	25	27,625
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)	25	26,250
Sprint Capital Corp.
6.88%, 11/15/28	100	98,750
6.90%, 05/01/19[a]	50	54,875
Telesat Canada/Telesat LLC
6.00%, 05/15/17 (Call 06/02/14)[b]	25	25,844
Wind Acquisition Holdings Finance SA
7.38%, 04/23/21 (Call 04/23/17)[b]	200	205,500
Windstream Corp.
6.38%, 08/01/23 (Call 02/01/18)	75	72,937
7.75%, 10/15/20 (Call 10/15/15)	50	54,000
7.75%, 10/01/21 (Call 10/01/16)	50	54,125

		1,870,096
ELECTRICAL EQUIPMENT — 0.36%
Belden Inc.
5.50%, 09/01/22 (Call 09/01/17)[b]	50	50,875
General Cable Corp.
6.50%, 10/01/22 (Call 10/01/17)[b]	25	25,063

		75,938
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.12%
Sanmina Corp.
7.00%, 05/15/19 (Call 06/02/14)[b]	25	26,375

		26,375
ENERGY EQUIPMENT & SERVICES — 1.32%
Drill Rigs Holdings Inc.
6.50%, 10/01/17 (Call 10/01/15)[b]	50	51,625
Gulfmark Offshore Inc.
6.38%, 03/15/22 (Call 03/15/17)	25	25,937
Key Energy Services Inc.
6.75%, 03/01/21 (Call 03/01/16)	25	26,375
Ocean Rig UDW Inc.
7.25%, 04/01/19 (Call 04/01/17)[b]	25	23,875

Security	Principal (000s)	Value

Offshore Group Investments Ltd.
7.13%, 04/01/23 (Call 04/01/18)	$25	$24,625
7.50%, 11/01/19 (Call 11/01/15)	75	78,000
Pacific Drilling SA
5.38%, 06/01/20 (Call 06/01/16)[b]	50	48,625

		279,062
FOOD & STAPLES RETAILING — 1.25%
Ingles Markets Inc.
5.75%, 06/15/23 (Call 06/15/18)	50	49,875
New Albertsons Inc.
7.45%, 08/01/29	25	21,000
Rite Aid Corp.
6.75%, 06/15/21 (Call 06/15/16)	50	54,375
9.25%, 03/15/20 (Call 03/15/16)	50	57,000
SUPERVALU Inc.
8.00%, 05/01/16	50	55,312
US Foods Inc.
8.50%, 06/30/19 (Call 06/30/14)	25	26,938

		264,500
FOOD PRODUCTS — 1.46%
ARAMARK Corp.
5.75%, 03/15/20 (Call 03/15/15)	35	36,706
B&G Foods Inc.
4.63%, 06/01/21 (Call 06/01/16)	50	49,750
Big Heart Pet Brands
7.63%, 02/15/19 (Call 06/02/14)	35	36,488
Post Holdings Inc.
7.38%, 02/15/22 (Call 02/15/17)	100	107,000
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 08/01/15)[b]	50	52,125
6.63%, 08/15/22 (Call 08/15/17)	25	27,281

		309,350
GAS UTILITIES — 0.52%
Sabine Pass LNG LP
7.50%, 11/30/16	100	111,000

		111,000
HEALTH CARE EQUIPMENT & SUPPLIES — 1.96%
Biomet Inc.
6.50%, 08/01/20 (Call 08/01/15)	100	109,375
Hologic Inc.
6.25%, 08/01/20 (Call 08/01/15)	25	26,437

66	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 04/15/17)[b]	$25	$25,313
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	150	171,375
12.50%, 11/01/19 (Call 11/01/15)	25	29,125
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 08/15/15)	50	53,500

		415,125
HEALTH CARE PROVIDERS & SERVICES — 5.40%
CHS/Community Health Systems Inc.
6.88%, 02/01/22 (Call 02/01/18)[b]	150	155,437
7.13%, 07/15/20 (Call 07/15/16)	25	26,813
8.00%, 11/15/19 (Call 11/15/15)	75	82,031
DaVita HealthCare Partners Inc.
5.75%, 08/15/22 (Call 08/15/17)	25	26,469
6.38%, 11/01/18 (Call 06/02/14)	50	52,563
6.63%, 11/01/20 (Call 11/01/14)	50	53,312
HCA Holdings Inc.
6.25%, 02/15/21	50	52,812
6.50%, 02/15/16	50	54,250
7.50%, 02/15/22	50	57,025
7.75%, 05/15/21 (Call 11/15/15)	100	109,875
HCA Inc.
5.88%, 05/01/23	125	127,187
IASIS Healthcare LLC
8.38%, 05/15/19 (Call 06/02/14)	25	26,563
MPH Acquisition Holdings LLC
6.63%, 04/01/22 (Call 04/01/17)[b]	50	51,750
Select Medical Corp.
6.38%, 06/01/21 (Call 06/01/16)	50	51,500
Tenet Healthcare Corp.
5.00%, 03/01/19[b]	50	50,125
8.00%, 08/01/20 (Call 08/01/15)	25	27,188
8.13%, 04/01/22	125	138,750

		1,143,650
HEALTH CARE TECHNOLOGY — 0.05%
IMS Health Inc.
12.50%, 03/01/18 (Call 03/01/15)[b]	9	9,900

		9,900
HOTELS, RESTAURANTS & LEISURE — 5.32%
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 12/01/14)[a]	25	26,813

Security	Principal (000s)	Value

Burger King Corp.
9.88%, 10/15/18 (Call 10/15/14)	$25	$27,125
Caesars Entertainment Operating Co. Inc.
8.50%, 02/15/20 (Call 02/15/16)	25	21,563
9.00%, 02/15/20 (Call 02/15/16)	25	21,813
9.00%, 02/15/20 (Call 02/15/16)[a]	100	87,125
11.25%, 06/01/17 (Call 06/02/14)	100	95,500
12.75%, 04/15/18 (Call 06/02/14)	25	13,000
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance Inc.
11.00%, 10/01/21 (Call 10/01/16)[b]	75	78,000
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc.
9.38%, 05/01/22 (Call 05/01/17)[a,b]	75	74,812
Cedar Fair LP/Canada’s Wonderland Co.
5.25%, 03/15/21 (Call 03/15/16)	25	25,375
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	25	25,313
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)[b]	50	52,125
Landry’s Inc.
9.38%, 05/01/20 (Call 05/01/15)[b]	25	27,562
MGM Resorts International
5.25%, 03/31/20	25	25,698
6.63%, 07/15/15	50	52,875
6.63%, 12/15/21	25	27,507
6.75%, 10/01/20[a]	75	82,882
7.75%, 03/15/22[a]	50	58,025
8.63%, 02/01/19	75	89,531
Mohegan Tribal Gaming Authority
9.75%, 09/01/21 (Call 09/01/16)[a]	50	55,000
Pinnacle Entertainment Inc.
7.50%, 04/15/21 (Call 04/15/15)	50	54,375
PNK Finance Corp.
6.38%, 08/01/21 (Call 08/01/16)[b]	25	26,250
Sabre GLBL Inc.
8.50%, 05/15/19 (Call 05/15/15)[b]	25	27,562

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Six Flags Entertainment Corp.
5.25%, 01/15/21 (Call 01/15/16)[b]	$25	$25,250
Station Casinos LLC
7.50%, 03/01/21 (Call 03/01/16)	25	26,750

		1,127,831
HOUSEHOLD DURABLES — 0.76%
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 12/15/15)[b]	25	26,312
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 10/15/15)[b]	50	54,125
Shea Homes LP/Shea Homes Funding Corp.
8.63%, 05/15/19 (Call 05/15/15)	50	54,875
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[b]	25	25,250

		160,562
HOUSEHOLD PRODUCTS — 0.36%
Harbinger Group Inc.
7.88%, 07/15/19 (Call 01/15/16)	25	27,375
Spectrum Brands Inc.
6.63%, 11/15/22 (Call 11/15/17)	25	27,313
Sun Products Corp. (The)
7.75%, 03/15/21 (Call 03/15/16)[b]	25	22,625

		77,313
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.27%
GenOn Energy Inc.
9.50%, 10/15/18	75	79,312
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)[b]	100	103,375
6.25%, 05/01/24 (Call 05/01/19)[b]	25	25,094
6.63%, 03/15/23 (Call 09/15/17)	50	52,250
7.63%, 01/15/18	100	113,250
8.25%, 09/01/20 (Call 09/01/15)	50	55,188
8.50%, 06/15/19 (Call 06/15/14)	50	52,500

		480,969
INDUSTRIAL CONGLOMERATES — 0.13%
Polymer Group Inc.
7.75%, 02/01/19 (Call 02/01/15)	25	26,813

		26,813

Security	Principal (000s)	Value

INSURANCE — 0.37%
Hockey Merger Sub 2 Inc.
7.88%, 10/01/21 (Call 10/01/16)[b]	$50	$53,375
USI Inc.
7.75%, 01/15/21 (Call 01/15/16)[b]	25	25,813

		79,188
INTERNET SOFTWARE & SERVICES — 0.25%
CyrusOne LP/CyrusOne Finance Corp.
6.38%, 11/15/22 (Call 11/15/17)	25	26,563
Zayo Group LLC/Zayo Capital Inc.
8.13%, 01/01/20 (Call 07/01/15)	25	27,437

		54,000
IT SERVICES — 3.55%
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[b]	125	133,437
7.38%, 06/15/19 (Call 06/15/15)[b]	75	80,437
11.25%, 01/15/21 (Call 01/15/16)	150	171,375
11.75%, 08/15/21 (Call 05/15/16)	75	79,875
12.63%, 01/15/21 (Call 01/15/16)	150	180,000
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)	25	26,188
7.38%, 11/15/18 (Call 06/02/14)	25	26,500
7.63%, 11/15/20 (Call 11/15/15)	50	54,625

		752,437
MACHINERY — 1.12%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/01/16)[b]	75	80,250
Gardner Denver Inc.
6.88%, 08/15/21 (Call 08/15/16)[b]	25	25,656
Manitowoc Co. Inc. (The)
8.50%, 11/01/20 (Call 11/01/15)	25	28,063
Navistar International Corp.
8.25%, 11/01/21 (Call 11/01/14)[a]	75	76,312
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)	25	26,750

		237,031
MEDIA — 7.47%
AMC Entertainment Inc.
9.75%, 12/01/20 (Call 12/01/15)	50	57,500
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)	25	24,938
7.75%, 07/15/21 (Call 07/15/16)	50	56,000

68	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Cablevision Systems Corp.
5.88%, 09/15/22	$50	$50,625
8.63%, 09/15/17	75	88,312
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[b]	25	24,375
6.38%, 09/15/20 (Call 09/15/15)[b]	75	78,562
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	25	24,250
Clear Channel Communications Inc.
9.00%, 12/15/19 (Call 07/15/15)	25	26,625
9.00%, 03/01/21 (Call 03/01/16)	100	106,250
11.25%, 03/01/21 (Call 03/01/16)	25	28,156
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	125	133,500
Series B
7.63%, 03/15/20 (Call 03/15/15)	75	80,812
Cumulus Media Holdings Inc.
7.75%, 05/01/19 (Call 05/01/15)	25	26,625
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)	25	25,125
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)	25	28,563
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
10.00%, 04/01/21 (Call 04/01/16)[b]	25	28,625
MDC Partners Inc.
6.75%, 04/01/20 (Call 04/01/16)[b]	25	26,438
Nexstar Broadcasting Inc.
6.88%, 11/15/20 (Call 11/15/15)	25	26,750
Quebecor Media Inc.
5.75%, 01/15/23	75	75,375
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)	50	51,500
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 04/01/16)	25	24,875
Sirius XM Radio Inc.
4.63%, 05/15/23 (Call 05/15/18)[b]	50	46,250
5.88%, 10/01/20 (Call 10/01/16)[b]	50	52,188
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[b]	75	76,500
6.75%, 09/15/22 (Call 09/15/17)[b]	23	25,300
6.88%, 05/15/19 (Call 05/15/15)[b]	175	187,031

Security	Principal (000s)	Value

Visant Corp.
10.00%, 10/01/17 (Call 06/02/14)[a]	$25	$23,500
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)	25	28,250
WMG Acquisition Corp.
6.75%, 04/15/22 (Call 04/15/17)[b]	50	50,375

		1,583,175
METALS & MINING — 2.46%
AK Steel Corp.
7.63%, 05/15/20 (Call 05/15/15)[a]	25	25,063
Aleris International Inc.
7.63%, 02/15/18 (Call 06/02/14)	25	25,500
7.88%, 11/01/20 (Call 11/01/15)	50	50,375
First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 02/15/17)[b]	78	78,780
7.00%, 02/15/21 (Call 02/15/18)[b]	53	53,729
HudBay Minerals Inc.
9.50%, 10/01/20 (Call 10/01/16)	25	27,000
IAMGOLD Corp.
6.75%, 10/01/20 (Call 10/01/16)[b]	25	22,250
JMC Steel Group Inc.
8.25%, 03/15/18 (Call 06/02/14)[a,b]	25	25,250
Molycorp Inc.
10.00%, 06/01/20 (Call 06/01/16)	25	24,563
Novelis Inc.
8.75%, 12/15/20 (Call 12/15/15)	50	55,750
Ryerson Inc./Joseph T Ryerson & Son Inc.
9.00%, 10/15/17 (Call 04/15/15)	50	53,687
Walter Energy Inc.
9.50%, 10/15/19 (Call 10/15/16)[a,b]	25	25,437
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (Call 06/15/16)[b]	50	53,000

		520,384
MULTILINE RETAIL — 0.74%
JC Penney Corp. Inc.
7.63%, 03/01/97	25	18,562
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[b]	85	93,075

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Sears Holdings Corp.
6.63%, 10/15/18[a]	$50	$46,125

		157,762
OFFICE ELECTRONICS — 0.26%
CDW LLC/CDW Finance Corp.
8.50%, 04/01/19 (Call 04/01/15)	50	54,688

		54,688
OIL, GAS & CONSUMABLE FUELS — 14.94%
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 06/02/14)	50	38,000
6.25%, 06/01/21 (Call 06/01/16)[a]	25	18,438
Antero Resources Finance Corp.
5.38%, 11/01/21 (Call 11/01/16)[b]	50	51,125
6.00%, 12/01/20 (Call 12/01/15)	100	107,000
Arch Coal Inc.
7.25%, 10/01/20 (Call 10/01/15)	100	75,750
Athlon Holdings LP/Athlon Finance Corp.
6.00%, 05/01/22 (Call 05/01/17)[b]	50	50,562
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
5.88%, 08/01/23 (Call 02/01/18)	75	74,062
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)	25	27,063
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)[b]	50	49,875
Carrizo Oil & Gas Inc.
8.63%, 10/15/18 (Call 10/15/14)	35	37,450
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 05/15/17)	25	26,625
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)[b]	25	25,750
8.00%, 04/01/17 (Call 05/15/14)	100	104,210
8.25%, 04/01/20 (Call 04/01/15)	50	54,437
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.13%, 03/01/22 (Call 11/01/16)[b]	25	26,125
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	75	71,344
5.50%, 05/01/22 (Call 05/01/17)	25	25,280

Security	Principal (000s)	Value

Energy XXI Gulf Coast Inc.
9.25%, 12/15/17 (Call 12/15/14)	$50	$54,312
EP Energy LLC/EP Energy Finance Inc. Series WI
9.38%, 05/01/20 (Call 05/01/16)	200	230,500
EXCO Resources Inc.
7.50%, 09/15/18 (Call 09/15/14)	25	25,438
8.50%, 04/15/22 (Call 04/15/17)	25	25,688
Foresight Energy LLC/Foresight Energy Corp.
7.88%, 08/15/21 (Call 08/15/16)[b]	50	53,000
Forest Oil Corp.
7.25%, 06/15/19 (Call 06/02/14)	27	23,693
Halcon Resources Corp.
8.88%, 05/15/21 (Call 11/15/16)	125	129,531
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 04/01/22 (Call 04/01/17)[b]	50	51,875
Kodiak Oil & Gas Corp.
8.13%, 12/01/19 (Call 12/01/15)	50	55,500
Laredo Petroleum Inc.
7.38%, 05/01/22 (Call 05/01/17)	25	27,563
Linn Energy LLC/Linn Energy Finance Corp.
7.25%, 11/01/19 (Call 11/01/15)[a,b]	125	129,219
7.75%, 02/01/21 (Call 09/15/15)	50	53,500
8.63%, 04/15/20 (Call 04/15/15)	100	107,875
Magnum Hunter Resources Corp.
9.75%, 05/15/20 (Call 05/15/16)	25	27,750
MEG Energy Corp.
6.50%, 03/15/21 (Call 03/15/15)[b]	150	157,875
7.00%, 03/31/24 (Call 09/30/18)[b]	50	53,000
Memorial Production Partners LP/Memorial Production Finance Corp.
7.63%, 05/01/21 (Call 05/01/17)	50	52,687
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
9.25%, 06/01/21 (Call 06/01/16)	50	51,125
NGPL PipeCo LLC
7.12%, 12/15/17[b]	150	148,500
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.
6.50%, 04/01/19 (Call 10/01/16)[b]	25	24,438

70	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 06/01/16)	$50	$53,125
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)[b]	50	54,250
Parsley Energy LLC/Parsley Finance Corp.
7.50%, 02/15/22 (Call 02/15/17)[b]	25	26,125
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)	25	27,750
PetroBakken Energy Ltd.
8.63%, 02/01/20 (Call 02/01/16)[b]	25	25,531
PHI Inc.
5.25%, 03/15/19 (Call 03/15/16)[b]	50	50,750
Rosetta Resources Inc.
5.63%, 05/01/21 (Call 05/01/17)	75	76,312
Samson Investment Co.
10.75%, 02/15/20 (Call 02/15/16)[b]	125	131,875
Sanchez Energy Corp.
7.75%, 06/15/21 (Call 06/15/17)[b]	50	53,500
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)	100	106,250
7.50%, 02/15/23 (Call 08/15/17)	75	79,500
Stone Energy Corp.
7.50%, 11/15/22 (Call 11/15/17)	25	27,125
Vanguard Natural Resources LLC/VNR Finance Corp.
7.88%, 04/01/20 (Call 04/01/16)	50	53,875
Venoco Inc.
8.88%, 02/15/19 (Call 02/15/15)	25	24,625
W&T Offshore Inc.
8.50%, 06/15/19 (Call 06/15/15)	25	27,000

		3,163,758
PERSONAL PRODUCTS — 0.23%
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 05/15/16)[b]	25	23,625
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 02/15/16)	25	25,188

		48,813
PHARMACEUTICALS — 2.78%
Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[b]	75	77,437
Salix Pharmaceuticals Ltd.
6.00%, 01/15/21 (Call 01/15/17)[b]	50	53,625

Security	Principal (000s)	Value

Valeant Pharmaceuticals International Inc.
5.63%, 12/01/21 (Call 12/01/16)[b]	$100	$104,000
6.38%, 10/15/20 (Call 10/15/16)[b]	25	26,875
7.00%, 10/01/20 (Call 10/01/15)[b]	125	133,750
VPII Escrow Corp./Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (Call 08/15/15)[b]	50	54,125
7.50%, 07/15/21 (Call 07/15/16)[b]	125	139,375

		589,187
PROFESSIONAL SERVICES — 0.37%
Jaguar Holding Co.
9.38%, 10/15/17 (Call 10/15/14)[b,d]	50	52,250
RSI Home Products Inc.
6.88%, 03/01/18 (Call 03/01/15)[a,b]	25	26,813

		79,063
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.24%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	25	25,188
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[b]	25	25,125

		50,313
ROAD & RAIL — 0.90%
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
8.25%, 01/15/19 (Call 10/15/14)	29	30,885
Hertz Corp. (The)
5.88%, 10/15/20 (Call 10/15/15)	50	53,000
6.75%, 04/15/19 (Call 04/15/15)	75	80,437
Jurassic Holdings III Inc.
6.88%, 02/15/21 (Call 02/15/17)[b]	25	25,875

		190,197
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.53%
Advanced Micro Devices Inc.
7.50%, 08/15/22[a]	25	26,000
Amkor Technology Inc.
6.38%, 10/01/22 (Call 10/01/16)	25	26,312
Freescale Semiconductor Inc.
6.00%, 01/15/22 (Call 11/15/16)[b]	50	52,250
8.05%, 02/01/20 (Call 06/01/15)	13	14,203

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

NXP BV/NXP Funding LLC
3.50%, 09/15/16[a,b]	$200	$204,750

		323,515
SOFTWARE — 1.26%
BMC Software Inc.
8.13%, 07/15/21 (Call 07/15/16)[b]	100	104,750
Infor US Inc.
7.13%, 05/01/21 (Call 05/01/17)[b,d]	25	25,125
9.38%, 04/01/19 (Call 04/01/15)	25	28,062
11.50%, 07/15/18 (Call 07/15/15)	50	57,750
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[b]	50	50,375

		266,062
SPECIALTY RETAIL — 1.72%
Chinos Intermediate Holdings A Inc.
7.75%, 05/01/19 (Call 11/01/14)[b,d]	50	51,750
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 03/15/15)[b]	50	52,000
Guitar Center Inc.
6.50%, 04/15/19 (Call 04/15/16)[b]	25	24,000
Michaels Stores Inc.
7.75%, 11/01/18 (Call 11/01/14)	50	52,937
Party City Holdings Inc. Series WI
8.88%, 08/01/20 (Call 08/01/15)	25	27,875
Penske Automotive Group Inc.
5.75%, 10/01/22 (Call 10/01/17)	50	52,312
Petco Holdings Inc.
8.50%, 10/15/17 (Call 06/02/14)[b,d]	25	25,505
Serta Simmons Holdings LLC
8.13%, 10/01/20 (Call 10/01/15)[b]	25	27,438
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 06/02/14)	50	51,125

		364,942
THRIFTS & MORTGAGE FINANCE — 0.24%
Provident Funding Associates LP/PFG Finance Corp.
6.75%, 06/15/21 (Call 06/15/16)[b]	50	51,125

		51,125
TOBACCO — 3.05%
Alliance One International Inc.
9.88%, 07/15/21 (Call 07/15/17)[a]	25	25,250

Security	Principal or Shares (000s)	Value

Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)	$100	$104,000
8.25%, 02/15/21 (Call 02/15/16)[a]	150	162,187
9.00%, 04/15/19 (Call 10/15/14)	150	160,125
9.88%, 08/15/19 (Call 08/15/15)[a]	175	194,250

		645,812
TRADING COMPANIES & DISTRIBUTORS — 1.43%
H&E Equipment Services Inc.
7.00%, 09/01/22 (Call 09/01/17)	25	27,500
United Rentals (North America) Inc.
5.75%, 11/15/24 (Call 05/15/19)	50	51,875
7.38%, 05/15/20 (Call 05/15/16)	100	110,750
7.63%, 04/15/22 (Call 04/15/17)	100	112,500

		302,625
TRANSPORTATION INFRASTRUCTURE — 0.46%
CHC Helicopter SA
9.25%, 10/15/20 (Call 10/15/15)[a]	90	96,750

		96,750
WIRELESS TELECOMMUNICATION SERVICES — 2.32%
Sprint Communications Inc.
6.00%, 12/01/16	50	54,750
6.00%, 11/15/22	25	25,188
7.00%, 08/15/20	25	27,187
8.38%, 08/15/17	50	58,750
Sprint Corp.
7.13%, 06/15/24[b]	100	105,000
7.25%, 09/15/21[b]	50	54,500
7.88%, 09/15/23[b]	150	165,375

		490,750

TOTAL CORPORATE BONDS & NOTES
(Cost: $19,661,762)		20,013,691

SHORT-TERM INVESTMENTS — 12.52%

MONEY MARKET FUNDS — 12.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	2,045	2,045,141
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	158	157,522

72	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND ETF

April 30, 2014

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	449	$449,467

		2,652,130

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,652,130)		2,652,130

TOTAL INVESTMENTS IN SECURITIES — 107.02%
(Cost: $22,313,892)		22,665,821
Other Assets, Less Liabilities — (7.02)%		(1,486,512)

NET ASSETS — 100.00%		$21,179,309

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited)

iSHARES® FINANCIALS BOND ETF

April 30, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 95.52%

CAPITAL MARKETS — 12.98%
Ameriprise Financial Inc.
4.00%, 10/15/23	$5	$5,160
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16	75	77,324
3.65%, 02/04/24 (Call 01/05/24)	25	25,390
Credit Suisse (USA) Inc.
5.85%, 08/16/16	38	42,091
Deutsche Bank AG London
6.00%, 09/01/17	50	56,929
Goldman Sachs Group Inc. (The)
5.25%, 07/27/21	50	55,386
6.75%, 10/01/37	63	72,829
Invesco Finance PLC
4.00%, 01/30/24	13	13,263
Jefferies Group LLC
6.88%, 04/15/21	25	29,081
Morgan Stanley
3.75%, 02/25/23	13	12,991
4.10%, 05/22/23	100	99,261
4.75%, 03/22/17	75	81,816
Nomura Holdings Inc.
6.70%, 03/04/20	38	45,074
Northern Trust Corp.
2.38%, 08/02/22	13	12,402
State Street Corp.
2.88%, 03/07/16	50	51,948

		680,945
COMMERCIAL BANKS — 31.35%
Abbey National Treasury Services PLC
4.00%, 04/27/16	13	13,782
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	25	23,764
Bank of Nova Scotia
2.90%, 03/29/16	63	65,663
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)	25	24,964
3.20%, 03/15/16 (Call 02/16/16)	63	65,558
BNP Paribas SA
3.25%, 03/03/23[a]	25	24,493
3.60%, 02/23/16	63	66,060

Security	Principal (000s)	Value

Canadian Imperial Bank of Commerce
1.55%, 01/23/18 (Call 12/23/17)	$25	$24,810
Commonwealth Bank of Australia
2.50%, 09/20/18	50	51,041
Credit Suisse New York
5.40%, 01/14/20	25	27,940
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)	13	13,107
3.63%, 01/25/16	50	52,249
4.30%, 01/16/24 (Call 12/16/23)	13	13,216
HSBC Holdings PLC
4.00%, 03/30/22	25	26,212
5.10%, 04/05/21	38	42,708
6.10%, 01/14/42	50	61,939
KeyCorp
5.10%, 03/24/21	13	14,544
Lloyds Bank PLC
4.20%, 03/28/17	25	27,059
National Australia Bank Ltd.
1.60%, 08/07/15	25	25,340
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[b]	75	77,822
Rabobank Nederland
3.38%, 01/19/17	50	52,960
3.88%, 02/08/22	50	52,308
5.25%, 05/24/41	13	14,362
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	25	24,635
Royal Bank of Scotland Group PLC
5.63%, 08/24/20	13	14,724
6.13%, 01/11/21	38	44,527
SunTrust Banks Inc.
3.60%, 04/15/16 (Call 03/15/16)	38	39,777
Toronto-Dominion Bank (The)
2.38%, 10/19/16	25	25,916
U.S. Bancorp
2.20%, 11/15/16 (Call 10/14/16)	75	77,286
UBS AG Stamford
5.88%, 12/20/17	175	200,154
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	25	27,700
5.63%, 10/15/16	50	55,453

74	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FINANCIALS BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Wells Fargo & Co.
3.00%, 01/22/21	$13	$13,122
3.50%, 03/08/22	25	25,676
4.60%, 04/01/21	113	125,043
5.38%, 11/02/43	13	14,041
Westpac Banking Corp.
0.95%, 01/12/16	25	25,139
4.88%, 11/19/19	50	55,893
Zions BanCorp.
4.50%, 06/13/23 (Call 05/11/23)	13	13,078

		1,644,065
CONSUMER FINANCE — 4.34%
American Express Co.
2.65%, 12/02/22	50	47,881
American Express Credit Corp.
1.30%, 07/29/16	50	50,421
2.38%, 03/24/17	13	13,481
Capital One Financial Corp.
6.75%, 09/15/17	63	73,439
Discover Financial Services
3.85%, 11/21/22	13	13,029
HSBC Finance Corp.
6.68%, 01/15/21	25	29,351

		227,602
DIVERSIFIED FINANCIAL SERVICES — 19.47%
Bank of America Corp.
4.10%, 07/24/23	38	38,734
5.70%, 01/24/22	38	43,483
6.88%, 04/25/18	88	103,602
7.63%, 06/01/19	50	61,618
Citigroup Inc.
1.70%, 07/25/16	50	50,560
4.05%, 07/30/22	25	25,176
4.45%, 01/10/17	38	40,993
4.50%, 01/14/22	25	26,659
4.95%, 11/07/43	13	13,429
6.88%, 03/05/38	50	64,205
CME Group Inc.
5.30%, 09/15/43 (Call 03/15/43)	13	14,669
General Electric Capital Corp.
1.60%, 11/20/17	13	13,065
2.25%, 11/09/15	100	102,558
4.65%, 10/17/21	13	14,361

Security	Principal (000s)	Value

Series A
6.75%, 03/15/32	$88	$114,681
J.P. Morgan Chase & Co.
1.13%, 02/26/16	50	50,211
3.15%, 07/05/16	100	104,464
3.38%, 05/01/23	25	23,923
3.88%, 02/01/24	18	18,301
5.60%, 07/15/41	50	56,857
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	13	13,568
Voya Financial Inc.
2.90%, 02/15/18	25	25,769

		1,020,886
HEALTH CARE PROVIDERS & SERVICES — 4.71%
Aetna Inc.
4.13%, 11/15/42 (Call 05/15/42)	25	23,613
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	50	52,494
Humana Inc.
7.20%, 06/15/18	13	15,473
UnitedHealth Group Inc.
0.85%, 10/15/15	25	25,065
6.88%, 02/15/38	38	51,293
WellPoint Inc.
2.30%, 07/15/18	38	38,439
5.10%, 01/15/44[a]	25	26,754
5.25%, 01/15/16	13	13,976

		247,107
INSURANCE — 14.61%
ACE INA Holdings Inc.
2.70%, 03/13/23	13	12,406
4.15%, 03/13/43	13	12,572
Aflac Inc.
2.65%, 02/15/17[a]	38	39,523
3.63%, 06/15/23[a]	13	13,198
Allstate Corp. (The)
5.55%, 05/09/35	13	15,035
American International Group Inc.
8.18%, 05/15/68 (Call 05/15/38)[c]	43	57,190
Aon PLC
4.00%, 11/27/23 (Call 08/27/23)	25	25,590
Assurant Inc.
4.00%, 03/15/23	13	12,905

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)
iSHARES® FINANCIALS BOND ETF

April 30, 2014

Security	Principal (000s)	Value

AXA SA
8.60%, 12/15/30	$13	$16,640
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	25	25,294
5.75%, 01/15/40	13	15,413
Berkshire Hathaway Inc.
3.00%, 02/11/23	25	24,716
Chubb Corp. (The)
6.50%, 05/15/38	13	17,093
Fidelity National Financial Inc.
5.50%, 09/01/22	8	8,551
Genworth Holdings Inc.
6.52%, 05/22/18	25	28,870
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	25	28,535
Infinity Property & Casualty Corp.
5.00%, 09/19/22	5	5,173
Lincoln National Corp.
8.75%, 07/01/19	50	64,685
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	50	54,631
MetLife Inc.
6.40%, 12/15/66 (Call 12/15/31)	25	27,000
6.75%, 06/01/16	50	55,945
Principal Financial Group Inc.
3.30%, 09/15/22	13	12,749
Progressive Corp. (The)
3.75%, 08/23/21	25	26,308
Prudential Financial Inc.
5.80%, 11/16/41	25	29,566
7.38%, 06/15/19	50	61,699
Reinsurance Group of America Inc.
4.70%, 09/15/23	13	13,706
Travelers Companies Inc. (The)
4.60%, 08/01/43	18	18,585
6.25%, 06/20/16	25	27,755
XLIT Ltd.
5.75%, 10/01/21	13	15,063

		766,396
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.80%
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	13	12,504

Security	Principal or Shares (000s)	Value

Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	$50	$53,199
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	13	12,476
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)[a]	13	12,211
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	13	13,249
EPR Properties
5.25%, 07/15/23 (Call 04/15/23)	13	13,432
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	25	27,291
HCP Inc.
3.75%, 02/01/16	25	26,158
5.38%, 02/01/21 (Call 11/03/20)	13	14,674
Health Care REIT Inc.
5.25%, 01/15/22 (Call 10/15/21)	25	27,679
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	13	13,641
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	13	12,284
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	13	13,233
ProLogis LP
6.63%, 05/15/18	50	57,665
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	13	12,497
Simon Property Group LP
5.65%, 02/01/20 (Call 11/01/19)	63	73,274
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22 (Call 12/01/21)	13	13,672

		409,139
ROAD & RAIL — 0.26%
GATX Corp.
5.20%, 03/15/44 (Call 09/15/43)	13	13,790

		13,790

TOTAL CORPORATE BONDS & NOTES
(Cost: $4,812,699)		5,009,930

SHORT-TERM INVESTMENTS — 4.25%

MONEY MARKET FUNDS — 4.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,d,e]	100	99,886

76	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FINANCIALS BOND ETF

April 30, 2014

Security	Shares (000s)	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,d,e]	8	$7,694
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	115	115,461

		223,041

TOTAL SHORT-TERM INVESTMENTS
(Cost: $223,041)		223,041

TOTAL INVESTMENTS IN SECURITIES — 99.77% (Cost: $5,035,740)		5,232,971
Other Assets, Less Liabilities — 0.23%		11,867

NET ASSETS — 100.00%		$5,244,838

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	Variable rate security. Rate shown is as of report date.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited)

iSHARES® INDUSTRIALS BOND ETF

April 30, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 95.06%

AEROSPACE & DEFENSE — 3.12%
Boeing Co. (The)
6.00%, 03/15/19	$50	$58,728
General Dynamics Corp.
1.00%, 11/15/17	34	33,445
Honeywell International Inc.
4.25%, 03/01/21	34	37,293
Lockheed Martin Corp.
3.35%, 09/15/21	17	17,426
4.07%, 12/15/42	17	16,195
Northrop Grumman Corp.
3.25%, 08/01/23	26	25,331
3.50%, 03/15/21	13	13,272
Raytheon Co.
3.13%, 10/15/20	26	26,493
United Technologies Corp.
1.80%, 06/01/17	26	26,523
4.50%, 06/01/42	26	26,968
5.70%, 04/15/40	26	31,469

		313,143
AIR FREIGHT & LOGISTICS — 0.72%
FedEx Corp.
4.10%, 04/15/43	17	15,543
United Parcel Service Inc.
5.13%, 04/01/19	50	56,951

		72,494
AIRLINES — 0.34%
Delta Air Lines Inc. 2012-1A Pass Through Trust Class A
4.75%, 11/07/21	32	34,147

		34,147
AUTO COMPONENTS — 0.41%
Johnson Controls Inc.
5.50%, 01/15/16	38	40,972

		40,972
AUTOMOBILES — 0.17%
Ford Motor Co.
7.45%, 07/16/31	13	17,001

		17,001

Security	Principal (000s)	Value

BEVERAGES — 3.33%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	$26	$25,690
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	26	24,697
3.75%, 07/15/42	26	23,632
8.20%, 01/15/39	26	39,725
Coca-Cola Co. (The)
3.20%, 11/01/23	34	33,921
3.30%, 09/01/21	26	26,823
Diageo Capital PLC
4.83%, 07/15/20	50	56,096
PepsiCo Inc.
2.50%, 05/10/16	76	78,792
4.00%, 03/05/42	26	24,335

		333,711
BIOTECHNOLOGY — 1.55%
Amgen Inc.
5.15%, 11/15/41 (Call 05/15/41)	50	52,783
5.85%, 06/01/17	50	56,570
Gilead Sciences Inc.
3.70%, 04/01/24 (Call 01/01/24)	17	17,292
4.40%, 12/01/21 (Call 09/01/21)	26	28,294

		154,939
CHEMICALS — 3.21%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	26	25,122
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	13	12,583
CF Industries Inc.
6.88%, 05/01/18	26	30,541
Dow Chemical Co. (The)
4.38%, 11/15/42 (Call 05/15/42)	38	35,667
8.55%, 05/15/19	13	16,679
E.I. du Pont de Nemours and Co.
2.80%, 02/15/23	13	12,509
6.00%, 07/15/18	50	58,398
Eastman Chemical Co.
4.80%, 09/01/42 (Call 03/01/42)	13	13,117
Ecolab Inc.
5.50%, 12/08/41	26	30,035
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	17	17,440

78	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)	$17	$17,623
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)	17	17,022
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	38	35,467

		322,203
COMMERCIAL SERVICES & SUPPLIES — 1.02%
Republic Services Inc.
3.80%, 05/15/18	34	36,320
5.00%, 03/01/20	30	33,355
Waste Management Inc.
6.13%, 11/30/39	26	32,147

		101,822
COMMUNICATIONS EQUIPMENT — 1.15%
Cisco Systems Inc.
5.50%, 01/15/40	13	15,031
5.90%, 02/15/39	26	31,443
Juniper Networks Inc.
3.10%, 03/15/16	34	35,083
Motorola Solutions Inc.
3.50%, 03/01/23	17	16,276
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	17	17,523

		115,356
COMPUTERS & PERIPHERALS — 2.11%
Apple Inc.
1.00%, 05/03/18	34	33,158
2.40%, 05/03/23	50	46,635
EMC Corp.
3.38%, 06/01/23 (Call 03/01/23)	26	26,131
Hewlett-Packard Co.
4.30%, 06/01/21	50	52,622
4.65%, 12/09/21[a]	17	18,332
Seagate HDD Cayman
3.75%, 11/15/18[b]	34	35,020

		211,898
CONSTRUCTION MATERIALS — 0.38%
CRH America Inc.
6.00%, 09/30/16	34	37,733

		37,733

Security	Principal (000s)	Value

CONSUMER FINANCE — 2.94%
Caterpillar Financial Services Corp.
7.15%, 02/15/19	$67	$81,240
Ford Motor Credit Co. LLC
8.13%, 01/15/20	100	127,097
Toyota Motor Credit Corp.
2.00%, 09/15/16	50	51,383
3.40%, 09/15/21	34	35,032

		294,752
DIVERSIFIED CONSUMER SERVICES — 0.64%
President and Fellows of Harvard College (The)
6.30%, 10/01/37 (Call 04/01/16)	50	55,050
Princeton University Series A
4.95%, 03/01/19	8	9,089

		64,139
DIVERSIFIED FINANCIAL SERVICES — 1.68%
BP Capital Markets PLC
1.38%, 11/06/17	50	49,949
4.74%, 03/11/21	50	55,696
Daimler Finance North America LLC
8.50%, 01/18/31	17	25,605
Deutsche Telekom International Finance BV
8.75%, 06/15/30	26	37,505

		168,755
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.08%
AT&T Inc.
2.30%, 03/11/19	34	34,106
2.40%, 08/15/16	84	86,653
3.00%, 02/15/22	26	25,575
3.88%, 08/15/21	26	27,221
4.35%, 06/15/45 (Call 12/15/44)	38	34,226
5.55%, 08/15/41	26	27,788
6.30%, 01/15/38	26	30,139
British Telecommunications PLC
9.63%, 12/15/30	26	40,936
Orange
2.75%, 09/14/16	38	39,489
9.00%, 03/01/31	9	13,181
Qwest Corp.
6.75%, 12/01/21	25	28,125

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Telefonica Emisiones SAU
3.99%, 02/16/16	$33	$34,706
5.46%, 02/16/21	59	66,249
Verizon Communications Inc.
2.00%, 11/01/16	26	26,614
2.50%, 09/15/16	67	69,349
3.85%, 11/01/42 (Call 05/01/42)	25	21,398
5.15%, 09/15/23	67	73,803
6.40%, 09/15/33	100	120,726
6.40%, 02/15/38	26	31,148
7.75%, 12/01/30	59	79,227

		910,659
ELECTRICAL EQUIPMENT — 1.16%
ABB Finance (USA) Inc.
4.38%, 05/08/42	38	37,964
Eaton Corp. PLC
2.75%, 11/02/22	76	72,876
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	6	5,741

		116,581
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.31%
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	17	17,188
Corning Inc.
4.75%, 03/15/42	13	13,574

		30,762
ENERGY EQUIPMENT & SERVICES — 2.58%
Ensco PLC
4.70%, 03/15/21	50	53,956
Halliburton Co.
7.45%, 09/15/39	13	18,511
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	26	24,802
Noble Holding International Ltd.
5.25%, 03/15/42[a]	26	25,919
Transocean Inc.
6.38%, 12/15/21	50	56,476
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	13	13,693
9.63%, 03/01/19	50	65,690

		259,047

Security	Principal (000s)	Value

FOOD & STAPLES RETAILING — 3.28%
Costco Wholesale Corp.
1.70%, 12/15/19	$17	$16,551
CVS Caremark Corp.
5.75%, 06/01/17	50	56,614
6.13%, 09/15/39	26	31,895
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
4.13%, 04/10/19	26	27,149
Kroger Co. (The)
6.15%, 01/15/20	50	58,682
Wal-Mart Stores Inc.
5.63%, 04/15/41	26	30,902
6.50%, 08/15/37	63	82,251
Walgreen Co.
3.10%, 09/15/22[a]	26	25,253

		329,297
FOOD PRODUCTS — 2.27%
Archer-Daniels-Midland Co.
4.48%, 03/01/21	50	54,703
ConAgra Foods Inc.
4.65%, 01/25/43 (Call 07/25/42)	34	33,358
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	26	26,259
Kraft Foods Group Inc.
3.50%, 06/06/22	26	26,461
5.00%, 06/04/42	26	27,711
Mondelez International Inc.
6.50%, 02/09/40	25	31,809
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	26	27,466

		227,767
HEALTH CARE EQUIPMENT & SUPPLIES — 2.37%
Abbott Laboratories
5.30%, 05/27/40	26	30,182
Baxter International Inc.
2.40%, 08/15/22	26	24,317
Becton, Dickinson and Co.
3.13%, 11/08/21	38	38,398
Boston Scientific Corp.
6.00%, 01/15/20	38	44,061
Covidien International Finance SA
6.00%, 10/15/17	26	29,817

80	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Medtronic Inc.
3.13%, 03/15/22 (Call 12/15/21)	$26	$26,099
4.50%, 03/15/42 (Call 09/15/41)	26	26,827
Stryker Corp.
2.00%, 09/30/16	17	17,470

		237,171
HEALTH CARE PROVIDERS & SERVICES — 1.06%
Cardinal Health Inc.
3.20%, 03/15/23	17	16,679
Express Scripts Holding Co.
3.13%, 05/15/16	50	52,294
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	13	13,019
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	26	24,596

		106,588
HOTELS, RESTAURANTS & LEISURE — 1.17%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	13	12,429
McDonald’s Corp.
3.63%, 05/01/43	17	15,341
5.35%, 03/01/18	50	56,821
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	26	26,663
Yum! Brands Inc.
6.88%, 11/15/37	5	6,247

		117,501
HOUSEHOLD DURABLES — 0.60%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	26	25,746
Whirlpool Corp.
4.00%, 03/01/24	34	34,416

		60,162
HOUSEHOLD PRODUCTS — 1.76%
Colgate-Palmolive Co.
2.10%, 05/01/23	17	15,549
Energizer Holdings Inc.
4.70%, 05/24/22	26	26,973
Kimberly-Clark Corp.
6.13%, 08/01/17	50	57,644
Procter & Gamble Co. (The)
1.45%, 08/15/16	26	26,448

Security	Principal (000s)	Value

1.60%, 11/15/18	$34	$33,909
5.55%, 03/05/37	13	15,710

		176,233
INDUSTRIAL CONGLOMERATES — 1.36%
3M Co.
2.00%, 06/26/22	26	24,404
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	6	5,923
General Electric Co.
0.85%, 10/09/15	17	17,085
4.13%, 10/09/42	13	12,731
5.25%, 12/06/17	26	29,397
Koninklijke Philips NV
5.75%, 03/11/18	34	38,807
Pentair Finance SA
2.65%, 12/01/19	8	7,979

		136,326
INTERNET & CATALOG RETAIL — 0.29%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	13	12,230
QVC Inc.
4.85%, 04/01/24[b]	17	17,241

		29,471
INTERNET SOFTWARE & SERVICES — 0.40%
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)[a]	13	12,487
Google Inc.
3.63%, 05/19/21	26	27,657

		40,144
IT SERVICES — 2.33%
Computer Sciences Corp.
4.45%, 09/15/22	17	17,688
Fidelity National Information Services Inc.
5.00%, 03/15/22 (Call 03/15/17)	13	13,657
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	13	12,833
International Business Machines Corp.
1.95%, 07/22/16	100	102,821
4.00%, 06/20/42	28	26,544
5.60%, 11/30/39	3	3,544
Western Union Co. (The)
5.25%, 04/01/20	13	14,221

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

April 30, 2014

Security	Principal (000s)	Value

5.93%, 10/01/16	$38	$41,942

		233,250
LIFE SCIENCES TOOLS & SERVICES — 0.52%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	13	13,094
Thermo Fisher Scientific Inc.
3.60%, 08/15/21 (Call 05/15/21)	38	39,075

		52,169
MACHINERY — 0.52%
Caterpillar Inc.
3.80%, 08/15/42	17	15,492
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	26	24,470
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	13	12,090

		52,052
MEDIA — 7.40%
21st Century Fox America Inc.
3.00%, 09/15/22	34	33,043
6.65%, 11/15/37	38	47,160
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	30	29,767
Comcast Corp.
2.85%, 01/15/23[a]	76	74,055
4.25%, 01/15/33	27	26,961
4.65%, 07/15/42	25	25,510
6.95%, 08/15/37	26	34,221
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	50	51,367
6.00%, 08/15/40 (Call 05/15/40)	25	26,606
Discovery Communications LLC
3.25%, 04/01/23	34	33,077
Grupo Televisa SAB de CV
6.63%, 01/15/40	17	20,084
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	17	16,813
NBCUniversal Media LLC
5.15%, 04/30/20	26	29,349
Thomson Reuters Corp.
4.30%, 11/23/23 (Call 08/23/23)	17	17,623

Security	Principal (000s)	Value

Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	$50	$53,010
7.30%, 07/01/38	38	50,236
Time Warner Inc.
4.88%, 03/15/20	38	42,238
7.70%, 05/01/32	63	86,628
Viacom Inc.
6.88%, 04/30/36	26	32,375
Walt Disney Co. (The)
3.70%, 12/01/42	13	11,902

		742,025
METALS & MINING — 4.95%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[a]	9	9,473
Barrick North America Finance LLC
4.40%, 05/30/21	50	50,763
5.75%, 05/01/43	13	13,090
BHP Billiton Finance (USA) Ltd.
2.88%, 02/24/22	38	37,465
3.85%, 09/30/23	25	25,841
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)[a]	26	25,441
Freeport-McMoRan Copper & Gold Inc.
3.88%, 03/15/23 (Call 12/15/22)	38	36,931
5.45%, 03/15/43 (Call 09/15/42)	13	13,186
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	26	24,425
4.88%, 03/15/42 (Call 09/15/41)	13	11,202
Rio Tinto Finance (USA) Ltd.
3.75%, 09/20/21	67	69,322
Rio Tinto Finance (USA) PLC
4.13%, 08/21/42 (Call 02/21/42)	17	15,701
Southern Copper Corp.
5.38%, 04/16/20[a]	26	28,207
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[a]	38	36,250
5.20%, 03/01/42 (Call 09/01/41)	13	12,044
Vale Overseas Ltd.
5.63%, 09/15/19	50	56,150
8.25%, 01/17/34	25	30,453

		495,944

82	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

April 30, 2014

Security	Principal (000s)	Value

MULTILINE RETAIL — 1.34%
Kohl’s Corp.
4.75%, 12/15/23 (Call 09/15/23)	$17	$17,855
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	13	12,296
4.38%, 09/01/23 (Call 06/01/23)	17	17,880
7.88%, 07/15/15	50	54,222
Target Corp.
4.00%, 07/01/42	34	31,914

		134,167
OFFICE ELECTRONICS — 0.25%
Pitney Bowes Inc.
5.75%, 09/15/17	6	6,750
Xerox Corp.
4.50%, 05/15/21	17	18,163

		24,913
OIL, GAS & CONSUMABLE FUELS — 8.79%
Anadarko Finance Co.
7.50%, 05/01/31	26	34,564
Anadarko Petroleum Corp.
6.38%, 09/15/17	38	43,926
Apache Corp.
5.10%, 09/01/40 (Call 03/01/40)	26	27,948
Canadian Natural Resources Ltd.
3.80%, 04/15/24	17	17,298
5.70%, 05/15/17	50	56,208
Cenovus Energy Inc.
6.75%, 11/15/39	17	21,610
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	38	37,706
ConocoPhillips
6.50%, 02/01/39	50	66,923
Devon Energy Corp.
2.40%, 07/15/16 (Call 06/15/16)	26	26,740
5.60%, 07/15/41 (Call 01/15/41)	26	29,319
Encana Corp.
6.50%, 02/01/38	26	31,878
Hess Corp.
5.60%, 02/15/41	26	29,324
Husky Energy Inc.
7.25%, 12/15/19	50	61,552
Marathon Oil Corp.
6.60%, 10/01/37	13	16,525

Security	Principal (000s)	Value

Occidental Petroleum Corp.
1.75%, 02/15/17	$38	$38,608
Phillips 66
4.30%, 04/01/22	50	53,570
Shell International Finance BV
0.63%, 12/04/15	50	50,043
6.38%, 12/15/38	26	34,139
Suncor Energy Inc.
6.50%, 06/15/38	38	47,928
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	38	38,155
Total Capital Canada Ltd.
2.75%, 07/15/23	26	24,755
Total Capital International SA
1.50%, 02/17/17	26	26,318
3.75%, 04/10/24	34	35,025
Valero Energy Corp.
6.63%, 06/15/37	26	31,788

		881,850
PAPER & FOREST PRODUCTS — 1.02%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	26	25,935
International Paper Co.
6.00%, 11/15/41 (Call 05/15/41)	13	15,214
7.95%, 06/15/18	50	61,310

		102,459
PERSONAL PRODUCTS — 0.26%
Avon Products Inc.
5.00%, 03/15/23[a]	26	26,093

		26,093
PHARMACEUTICALS — 5.80%
AbbVie Inc.
1.75%, 11/06/17	26	26,200
4.40%, 11/06/42	26	25,996
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	13	12,608
Allergan Inc.
3.38%, 09/15/20	10	9,883
AstraZeneca PLC
4.00%, 09/18/42	13	12,403
5.90%, 09/15/17	26	29,836
Bristol-Myers Squibb Co.
3.25%, 08/01/42	13	10,685

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Eli Lilly and Co.
5.20%, 03/15/17	$50	$55,457
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	26	33,658
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	50	50,168
2.85%, 05/08/22	13	12,817
Johnson & Johnson
5.95%, 08/15/37	26	32,938
Merck & Co. Inc.
6.55%, 09/15/37	38	50,383
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)[a]	17	17,491
Novartis Capital Corp.
4.40%, 05/06/44	17	17,457
Pfizer Inc.
7.20%, 03/15/39	38	53,109
Sanofi
4.00%, 03/29/21	50	53,750
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	50	51,715
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	26	25,400

		581,954
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.71%
American Tower Corp.
3.50%, 01/31/23	38	36,557
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	13	12,186
Weyerhaeuser Co.
7.38%, 03/15/32	17	22,258

		71,001
ROAD & RAIL — 2.73%
Burlington Northern Santa Fe LLC
7.00%, 12/15/25	50	63,677
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	50	49,664
CSX Corp.
4.75%, 05/30/42 (Call 11/30/41)	26	26,933
7.38%, 02/01/19	26	31,797
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	26	25,534
4.84%, 10/01/41	26	27,241

Security	Principal (000s)	Value

Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	$34	$36,410
4.25%, 04/15/43 (Call 10/15/42)	13	12,764

		274,020
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.86%
Intel Corp.
3.30%, 10/01/21	59	60,569
Texas Instruments Inc.
1.65%, 08/03/19	26	25,330

		85,899
SOFTWARE — 1.87%
Microsoft Corp.
1.63%, 09/25/15	50	50,875
2.13%, 11/15/22	26	24,076
3.75%, 05/01/43 (Call 11/01/42)	13	12,002
Oracle Corp.
2.50%, 10/15/22	26	24,757
5.38%, 07/15/40	26	29,958
5.75%, 04/15/18	17	19,601
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	26	26,607

		187,876
SPECIALTY RETAIL — 1.49%
Home Depot Inc. (The)
3.75%, 02/15/24 (Call 11/15/23)	17	17,567
4.40%, 04/01/21 (Call 01/01/21)	26	28,766
5.88%, 12/16/36	26	31,795
Lowe’s Companies Inc.
3.80%, 11/15/21 (Call 08/15/21)	50	53,044
3.88%, 09/15/23 (Call 06/15/23)[a]	17	17,753

		148,925
TOBACCO — 2.57%
Altria Group Inc.
4.50%, 05/02/43	17	16,102
9.70%, 11/10/18	38	50,054
10.20%, 02/06/39	5	8,305
Lorillard Tobacco Co.
8.13%, 05/01/40	13	16,924
Philip Morris International Inc.
2.50%, 08/22/22	34	32,254
2.90%, 11/15/21	76	75,853

84	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

April 30, 2014

Security	Principal or Shares (000s)	Value

Reynolds American Inc.
6.75%, 06/15/17	$50	$57,720

		257,212
WIRELESS TELECOMMUNICATION SERVICES — 1.19%
America Movil SAB de CV
6.38%, 03/01/35	25	29,091
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)	34	35,026
Vodafone Group PLC
2.95%, 02/19/23	26	24,699
6.15%, 02/27/37	26	30,037

		118,853

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,560,918)		9,531,436

SHORT-TERM INVESTMENTS — 6.22%

MONEY MARKET FUNDS — 6.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	289	289,363
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	22	22,287
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	312	311,692

		623,342

TOTAL SHORT-TERM INVESTMENTS
(Cost: $623,342)		623,342

TOTAL INVESTMENTS IN SECURITIES — 101.28%
(Cost: $10,184,260)		10,154,778
Other Assets, Less Liabilities — (1.28)%		(128,092)

NET ASSETS — 100.00%		$10,026,686

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited)

iSHARES® UTILITIES BOND ETF

April 30, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.46%

DIVERSIFIED FINANCIAL SERVICES — 2.15%
National Rural Utilities Cooperative Finance Corp.
4.75%, 04/30/43 (Call 04/30/23)[a]	$50	$47,375
5.45%, 02/01/18	150	168,477

		215,852
ELECTRIC UTILITIES — 45.65%
Alabama Power Co.
6.00%, 03/01/39[b]	150	187,850
Appalachian Power Co.
7.00%, 04/01/38	75	99,603
Arizona Public Service Co.
8.75%, 03/01/19	100	128,907
Berkshire Hathaway Energy Co.
5.15%, 11/15/43 (Call 05/15/43)	25	27,377
6.13%, 04/01/36	225	273,077
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	50	44,644
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	75	72,150
6.05%, 04/15/38	150	188,987
7.00%, 11/15/18	150	181,649
Duke Energy Florida Inc.
3.85%, 11/15/42 (Call 05/15/42)	50	46,703
6.40%, 06/15/38	50	65,297
Entergy Louisiana LLC
5.40%, 11/01/24	100	115,447
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	50	49,004
5.69%, 03/01/40	150	184,451
Georgia Power Co.
2.85%, 05/15/22[b]	50	48,773
4.30%, 03/15/43	25	24,589
Indiana Michigan Power Co.
7.00%, 03/15/19	150	181,148
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	50	54,545
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	75	84,617

Security	Principal (000s)	Value

Nevada Power Co.
6.50%, 08/01/18	$100	$118,192
7.13%, 03/15/19	100	122,573
Nisource Finance Corp.
5.45%, 09/15/20	200	226,590
6.13%, 03/01/22[b]	100	116,512
Northern States Power Co.
3.40%, 08/15/42 (Call 02/15/42)	50	43,631
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	50	51,072
5.63%, 11/15/17	150	167,535
Oglethorpe Power Corp.
4.20%, 12/01/42	50	47,438
Oncor Electric Delivery Co. LLC
7.00%, 05/01/32	100	130,898
Pacific Gas & Electric Co.
5.80%, 03/01/37	100	117,616
6.05%, 03/01/34	125	150,217
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	35	35,719
4.15%, 03/15/43 (Call 09/15/42)	25	24,459
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	50	49,197
4.70%, 06/01/43 (Call 12/01/42)	35	35,214
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	100	99,177
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	75	70,602
3.95%, 03/15/43 (Call 09/15/42)	50	47,830
Scottish Power Ltd.
5.38%, 03/15/15	25	25,976
South Carolina Electric & Gas Co.
6.63%, 02/01/32	100	128,347
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	25	24,183
Series 08-A
5.95%, 02/01/38	100	123,522
Series C
3.50%, 10/01/23 (Call 07/01/23)	50	50,990
Toledo Edison Co. (The)
6.15%, 05/15/37	35	41,265
Virginia Electric and Power Co.
2.75%, 03/15/23 (Call 12/15/22)[b]	50	48,165

86	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® UTILITIES BOND ETF

April 30, 2014

Security	Principal (000s)	Value

4.00%, 01/15/43 (Call 07/15/42)	$50	$47,848
8.88%, 11/15/38	75	121,851
Series D
4.65%, 08/15/43 (Call 02/15/43)	50	52,608
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	175	193,352

		4,571,397
GAS UTILITIES — 3.91%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	25	30,359
Atmos Energy Corp.
8.50%, 03/15/19	50	64,205
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	100	108,446
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	50	48,464
Southern Natural Gas Co. LLC
5.90%, 04/01/17[b,c]	125	139,668

		391,142
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 4.92%
Constellation Energy Group Inc.
5.15%, 12/01/20 (Call 09/01/20)	50	55,154
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)[b]	125	127,952
5.60%, 06/15/42 (Call 12/15/41)	90	96,331
PSEG Power LLC
5.32%, 09/15/16	150	163,081
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	50	49,898

		492,416
MULTI-UTILITIES — 15.62%
CMS Energy Corp.
4.88%, 03/01/44 (Call 09/01/43)	50	51,699
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	50	46,722
Series 08-B
6.75%, 04/01/38	100	131,845
Consumers Energy Co. Series P
5.50%, 08/15/16	200	219,020
DTE Energy Co.
6.35%, 06/01/16	200	220,035

Security	Principal (000s)	Value

National Grid PLC
6.30%, 08/01/16	$100	$111,356
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	100	93,428
3.95%, 05/01/42 (Call 11/01/41)	50	48,185
Puget Sound Energy Inc.
5.76%, 10/01/39	100	122,905
San Diego Gas & Electric Co.
3.00%, 08/15/21	150	152,471
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	25	24,048
6.00%, 10/15/39	25	30,086
6.50%, 06/01/16	100	111,332
TECO Finance Inc.
6.57%, 11/01/17	175	201,310

		1,564,442
OIL, GAS & CONSUMABLE FUELS — 24.57%
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	25	24,956
4.15%, 07/01/23 (Call 04/01/23)	25	25,281
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)[b]	25	24,992
El Paso Natural Gas Co.
5.95%, 04/15/17	75	84,023
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[b]	150	156,582
Energy Transfer Partners LP
5.15%, 02/01/43 (Call 08/01/42)	35	34,578
6.50%, 02/01/42 (Call 08/01/41)	100	116,211
EnLink Midstream Partners LP
4.40%, 04/01/24 (Call 01/01/24)	35	36,088
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	25	24,568
4.45%, 02/15/43 (Call 08/15/42)	150	143,857
4.85%, 03/15/44 (Call 09/15/43)	50	50,857
5.20%, 09/01/20[b]	225	254,993
Kinder Morgan Energy Partners LP
5.00%, 08/15/42 (Call 02/15/42)	25	24,330
5.50%, 03/01/44 (Call 09/01/43)	25	26,116
5.80%, 03/15/35	250	268,918
Magellan Midstream Partners LP
4.25%, 02/01/21	100	107,275
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	75	86,156

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® UTILITIES BOND ETF

April 30, 2014

Security	Principal or Shares (000s)	Value

Panhandle Eastern Pipe Line Co. LP
6.20%, 11/01/17	$25	$28,320
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (Call 11/01/20)	175	194,452
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	50	46,347
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	50	53,430
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	50	48,535
5.30%, 04/01/44 (Call 10/01/43)	50	52,131
TransCanada PipeLines Ltd.
2.50%, 08/01/22	125	118,011
4.63%, 03/01/34 (Call 12/01/33)	25	26,132
7.63%, 01/15/39	100	142,456
Western Gas Partners LP
5.38%, 06/01/21 (Call 03/01/21)	50	56,014
Williams Companies Inc. (The)
7.50%, 01/15/31	25	28,206
7.88%, 09/01/21	50	60,095
Williams Partners LP
6.30%, 04/15/40	100	116,346

		2,460,256
WATER UTILITIES — 0.64%
American Water Capital Corp.
6.59%, 10/15/37	50	64,626

		64,626

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,722,122)		9,760,131

SHORT-TERM INVESTMENTS — 6.76%

MONEY MARKET FUNDS — 6.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	444	444,424
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	34	34,231

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	198	$197,860

		676,515

TOTAL SHORT-TERM INVESTMENTS
(Cost: $676,515)		676,515

TOTAL INVESTMENTS IN SECURITIES — 104.22%
(Cost: $10,398,637)		10,436,646
Other Assets, Less Liabilities — (4.22)%		(422,393)

NET ASSETS — 100.00%		$10,014,253

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

88	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2014

	iShares Floating Rate Bond ETF	iShares 0-5 Year High Yield Corporate Bond ETF	iShares 0-5 Year Investment Grade Corporate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$3,645,114,425	$59,951,678	$9,864,184
Affiliated (Note 2)	161,088,317	7,225,831	359,934

Total cost of investments	$3,806,202,742	$67,177,509	$10,224,118

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,655,013,010	$60,159,281	$9,920,144
Affiliated (Note 2)	161,098,183	7,225,831	360,085

Total fair value of investments	3,816,111,193	67,385,112	10,280,229
Cash	103,245	—	—
Receivables:
Investment securities sold	—	877	131,713
Interest	2,936,741	1,037,284	76,140

Total Assets	3,819,151,179	68,423,273	10,488,082

LIABILITIES
Payables:
Investment securities purchased	70,753,491	1,479,065	195,468
Collateral for securities on loan (Note 1)	79,802,965	6,167,257	226,260
Investment advisory fees (Note 2)	604,996	24,786	1,240

Total Liabilities	151,161,452	7,671,108	422,968

NET ASSETS	$3,667,989,727	$60,752,165	$10,065,114

Net assets consist of:
Paid-in capital	$3,655,577,904	$60,379,295	$9,994,370
Undistributed net investment income	1,343,803	214,423	10,088
Undistributed net realized gain (accumulated net realized loss)	1,159,569	(49,156)	4,545
Net unrealized appreciation	9,908,451	207,603	56,111

NET ASSETS	$3,667,989,727	$60,752,165	$10,065,114

Shares outstanding[b]	72,300,000	1,200,000	200,000

Net asset value per share	$50.73	$50.63	$50.33

[a]	Securities on loan with values of $77,911,195, $6,030,109 and $220,939, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	89

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2014

	iShares Aaa - A Rated Corporate Bond ETF	iShares Baa - Ba Rated Corporate Bond ETF	iShares B - Ca Rated Corporate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$424,306,047	$20,343,440	$19,661,762
Affiliated (Note 2)	30,600,893	1,466,351	2,652,130

Total cost of investments	$454,906,940	$21,809,791	$22,313,892

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$416,871,872	$20,697,041	$20,013,691
Affiliated (Note 2)	30,555,410	1,466,351	2,652,130

Total fair value of investments	447,427,282	22,163,392	22,665,821
Cash	—	—	27,969
Receivables:
Investment securities sold	1,836,517	243,334	987,950
Interest	3,566,161	266,116	368,136

Total Assets	452,829,960	22,672,842	24,049,876

LIABILITIES
Payables:
Investment securities purchased	4,019,570	233,365	658,589
Collateral for securities on loan (Note 1)	25,175,965	1,413,748	2,202,663
Investment advisory fees (Note 2)	50,990	5,154	9,315

Total Liabilities	29,246,525	1,652,267	2,870,567

NET ASSETS	$423,583,435	$21,020,575	$21,179,309

Net assets consist of:
Paid-in capital	$432,417,086	$20,602,514	$20,636,248
Undistributed net investment income	778,341	65,425	75,284
Undistributed net realized gain (accumulated net realized loss)	(2,132,334)	(965)	115,848
Net unrealized appreciation (depreciation)	(7,479,658)	353,601	351,929

NET ASSETS	$423,583,435	$21,020,575	$21,179,309

Shares outstanding[b]	8,300,000	400,000	400,000

Net asset value per share	$51.03	$52.55	$52.95

[a]	Securities on loan with values of $24,587,449, $1,382,530 and $2,153,048, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

90	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2014

	iShares Financials Bond ETF	iShares Industrials Bond ETF	iShares Utilities Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,736,317	$9,560,918	$9,722,122
Affiliated (Note 2)	299,423	623,342	676,515

Total cost of investments	$5,035,740	$10,184,260	$10,398,637

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,932,108	$9,531,436	$9,760,131
Affiliated (Note 2)	300,863	623,342	676,515

Total fair value of investments	5,232,971	10,154,778	10,436,646
Receivables:
Investment securities sold	232,898	424,138	—
Interest	53,130	106,913	111,048

Total Assets	5,518,999	10,685,829	10,547,694

LIABILITIES
Payables:
Investment securities purchased	164,649	344,053	52,334
Collateral for securities on loan (Note 1)	107,580	311,650	478,655
Investment advisory fees (Note 2)	1,932	3,440	2,452

Total Liabilities	274,161	659,143	533,441

NET ASSETS	$5,244,838	$10,026,686	$10,014,253

Net assets consist of:
Paid-in capital	$4,775,272	$10,066,260	$10,016,745
Undistributed net investment income	18,011	31,947	25,500
Undistributed net realized gain (accumulated net realized loss)	254,324	(42,039)	(66,001)
Net unrealized appreciation (depreciation)	197,231	(29,482)	38,009

NET ASSETS	$5,244,838	$10,026,686	$10,014,253

Shares outstanding[b]	100,000	200,000	200,000

Net asset value per share	$52.45	$50.13	$50.07

[a]	Securities on loan with values of $105,316, $304,627 and $467,715, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	91

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2014

	iShares Floating Rate Bond ETF	iShares 0-5 Year High Yield Corporate Bond ETF	iShares 0-5 Year Investment Grade Corporate Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$11,408,947	$939,456	$68,152
Interest — affiliated (Note 2)	31,629	215	326
Securities lending income — affiliated (Note 2)	62,538	6,836	172

Total investment income	11,503,114	946,507	68,650

EXPENSES
Investment advisory fees (Note 2)	3,654,828	98,686	7,469

Total expenses	3,654,828	98,686	7,469

Net investment income	7,848,286	847,821	61,181

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	109,593	(49,177)	4,562
In-kind redemptions — unaffiliated	1,181,741	—	—

Net realized gain (loss)	1,291,334	(49,177)	4,562

Net change in unrealized appreciation/depreciation	4,202,588	168,398	27,196

Net realized and unrealized gain	5,493,922	119,221	31,758

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,342,208	$967,042	$92,939

See notes to financial statements.

92	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2014

	iShares Aaa - A Rated Corporate Bond ETF	iShares Baa - Ba Rated Corporate Bond ETF	iShares B - Ca Rated Corporate Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$4,808,835	$410,470	$418,422
Interest — affiliated (Note 2)	31,454	28	17
Securities lending income — affiliated (Note 2)	22,207	1,021	1,641

Total investment income	4,862,496	411,519	420,080

EXPENSES
Investment advisory fees (Note 2)	297,251	30,566	33,580

Total expenses	297,251	30,566	33,580

Net investment income	4,565,245	380,953	386,500

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(427,779)	2,597	113,735
Investments — affiliated (Note 2)	1,590	—	—
In-kind redemptions — unaffiliated	(298,755)	—	—

Net realized gain (loss)	(724,944)	2,597	113,735

Net change in unrealized appreciation/depreciation	7,188,619	561,799	(44,093)

Net realized and unrealized gain	6,463,675	564,396	69,642

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,028,920	$945,349	$456,142

See notes to financial statements.

FINANCIAL STATEMENTS	93

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2014

	iShares Financials Bond ETF	iShares Industrials Bond ETF	iShares Utilities Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$162,928	$233,387	$180,220
Interest — affiliated (Note 2)	1,428	39	19
Securities lending income — affiliated (Note 2)	402	1,602	490

Total investment income	164,758	235,028	180,729

EXPENSES
Investment advisory fees (Note 2)	14,777	21,618	14,516

Total expenses	14,777	21,618	14,516

Net investment income	149,981	213,410	166,213

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	63,474	(10,839)	170
Investments — affiliated (Note 2)	1,546	—	—
In-kind redemptions — unaffiliated	192,995	(14,927)	—

Net realized gain (loss)	258,015	(25,766)	170

Net change in unrealized appreciation/depreciation	(123,528)	401,065	263,419

Net realized and unrealized gain	134,487	375,299	263,589

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$284,468	$588,709	$429,802

See notes to financial statements.

94	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Floating Rate Bond ETF		iShares 0-5 Year High Yield Corporate Bond ETF
	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013	Six months ended April 30, 2014 (Unaudited)	Period from October 15, 2013[a] to October 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,848,286	$7,883,181	$847,821	$34,657
Net realized gain (loss)	1,291,334	130,772	(49,177)	21
Net change in unrealized appreciation/depreciation	4,202,588	3,266,678	168,398	39,205

Net increase in net assets resulting from operations	13,342,208	11,280,631	967,042	73,883

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,745,898)	(6,924,015)	(668,055)	—

Total distributions to shareholders	(7,745,898)	(6,924,015)	(668,055)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	329,501,848	3,446,983,671	35,391,795	24,987,500
Cost of shares redeemed	(445,818,065)	(35,247,552)	—	—

Net increase (decrease) in net assets from capital share transactions	(116,316,217)	3,411,736,119	35,391,795	24,987,500

INCREASE (DECREASE) IN NET ASSETS	(110,719,907)	3,416,092,735	35,690,782	25,061,383

NET ASSETS
Beginning of period	3,778,709,634	362,616,899	25,061,383	—

End of period	$3,667,989,727	$3,778,709,634	$60,752,165	$25,061,383

Undistributed net investment income included in net assets at end of period	$1,343,803	$1,241,415	$214,423	$34,657

SHARES ISSUED AND REDEEMED
Shares sold	6,500,000	68,100,000	700,000	500,000
Shares redeemed	(8,800,000)	(700,000)	—	—

Net increase (decrease) in shares outstanding	(2,300,000)	67,400,000	700,000	500,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	95

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 0-5 Year Investment Grade Corporate Bond ETF		iShares Aaa - A Rated Corporate Bond ETF
	Six months ended April 30, 2014 (Unaudited)	Period from October 15, 2013[a] to October 31, 2013	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$61,181	$3,554	$4,565,245	$7,561,163
Net realized gain (loss)	4,562	(17)	(724,944)	(1,588,414)
Net change in unrealized appreciation/depreciation	27,196	28,915	7,188,619	(14,652,947)

Net increase (decrease) in net assets resulting from operations	92,939	32,452	11,028,920	(8,680,198)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(54,647)	—	(4,499,968)	(7,197,912)

Total distributions to shareholders	(54,647)	—	(4,499,968)	(7,197,912)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	9,994,370	35,378,748	109,187,047
Cost of shares redeemed	—	—	(10,047,202)	(4,985,111)

Net increase in net assets from capital share transactions	—	9,994,370	25,331,546	104,201,936

INCREASE IN NET ASSETS	38,292	10,026,822	31,860,498	88,323,826

NET ASSETS
Beginning of period	10,026,822	—	391,722,937	303,399,111

End of period	$10,065,114	$10,026,822	$423,583,435	$391,722,937

Undistributed net investment income included in net assets at end of period	$10,088	$3,554	$778,341	$713,064

SHARES ISSUED AND REDEEMED
Shares sold	—	200,000	700,000	2,100,000
Shares redeemed	—	—	(200,000)	(100,000)

Net increase in shares outstanding	—	200,000	500,000	2,000,000

[a]	Commencement of operations.

See notes to financial statements.

96	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Baa - Ba Rated Corporate Bond ETF		iShares B - Ca Rated Corporate Bond ETF
	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$380,953	$641,276	$386,500	$722,452
Net realized gain (loss)	2,597	(3,562)	113,735	19,347
Net change in unrealized appreciation/depreciation	561,799	(713,683)	(44,093)	138,473

Net increase (decrease) in net assets resulting from operations	945,349	(75,969)	456,142	880,272

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(384,182)	(605,437)	(381,015)	(718,230)

Total distributions to shareholders	(384,182)	(605,437)	(381,015)	(718,230)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	5,261,352	10,620,829	—

Net increase in net assets from capital share transactions	—	5,261,352	10,620,829	—

INCREASE IN NET ASSETS	561,167	4,579,946	10,695,956	162,042

NET ASSETS
Beginning of period	20,459,408	15,879,462	10,483,353	10,321,311

End of period	$21,020,575	$20,459,408	$21,179,309	$10,483,353

Undistributed net investment income included in net assets at end of period	$65,425	$68,654	$75,284	$69,799

SHARES ISSUED
Shares sold	—	100,000	200,000	—

Net increase in shares outstanding	—	100,000	200,000	—

See notes to financial statements.

FINANCIAL STATEMENTS	97

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Financials Bond ETF		iShares Industrials Bond ETF
	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$149,981	$307,313	$213,410	$439,741
Net realized gain (loss)	258,015	(3,691)	(25,766)	(168,022)
Net change in unrealized appreciation/depreciation	(123,528)	(194,935)	401,065	(994,435)

Net increase (decrease) in net assets resulting from operations	284,468	108,687	588,709	(722,716)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(158,317)	(307,240)	(216,506)	(436,799)
From net realized gain	—	(52,804)	—	—

Total distributions to shareholders	(158,317)	(360,044)	(216,506)	(436,799)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	—	—	5,081,206
Cost of shares redeemed	(5,241,105)	—	(5,002,787)	(4,868,592)

Net increase (decrease) in net assets from capital share transactions	(5,241,105)	—	(5,002,787)	212,614

DECREASE IN NET ASSETS	(5,114,954)	(251,357)	(4,630,584)	(946,901)

NET ASSETS
Beginning of period	10,359,792	10,611,149	14,657,270	15,604,171

End of period	$5,244,838	$10,359,792	$10,026,686	$14,657,270

Undistributed net investment income included in net assets at end of period	$18,011	$26,347	$31,947	$35,043

SHARES ISSUED AND REDEEMED
Shares sold	—	—	—	100,000
Shares redeemed	(100,000)	—	(100,000)	(100,000)

Net increase (decrease) in shares outstanding	(100,000)	—	(100,000)	—

See notes to financial statements.

98	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Utilities Bond ETF
	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$166,213	$324,614
Net realized gain (loss)	170	(65,245)
Net change in unrealized appreciation/depreciation	263,419	(657,443)

Net increase (decrease) in net assets resulting from operations	429,802	(398,074)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(167,547)	(324,996)

Total distributions to shareholders	(167,547)	(324,996)

INCREASE (DECREASE) IN NET ASSETS	262,255	(723,070)

NET ASSETS
Beginning of period	9,751,998	10,475,068

End of period	$10,014,253	$9,751,998

Undistributed net investment income included in net assets at end of period	$25,500	$26,834

See notes to financial statements.

FINANCIAL STATEMENTS	99

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Floating Rate Bond ETF
	Six months ended Apr. 30, 2014 (Unaudited)	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012	Period from Jun. 14, 2011[a] to Oct. 31, 2011
Net asset value, beginning of period	$50.65	$50.36	$49.28	$50.01

Income from investment operations:
Net investment income[b]	0.11	0.25	0.55	0.13
Net realized and unrealized gain (loss)[c]	0.08	0.34	1.03	(0.79)

Total from investment operations	0.19	0.59	1.58	(0.66)

Less distributions from:
Net investment income	(0.11)	(0.30)	(0.50)	(0.07)

Total distributions	(0.11)	(0.30)	(0.50)	(0.07)

Net asset value, end of period	$50.73	$50.65	$50.36	$49.28

Total return	0.37%[d]	1.18%	3.23%	(1.31)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,667,990	$3,778,710	$362,617	$59,136
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	0.43%	0.49%	1.09%	0.70%
Portfolio turnover rate[f]	7%	4%	20%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

100	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares 0-5 Year High Yield Corporate Bond ETF

	Six months ended Apr. 30, 2014 (Unaudited)	Period from Oct. 15, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$50.12	$49.78

Income from investment operations:
Net investment income[b]	1.07	0.07
Net realized and unrealized gain[c]	0.34	0.27

Total from investment operations	1.41	0.34

Less distributions from:
Net investment income	(0.90)	—

Total distributions	(0.90)	—

Net asset value, end of period	$50.63	$50.12

Total return	2.84%[d]	0.68%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$60,752	$25,061
Ratio of expenses to average net assets[e]	0.50%	0.50%
Ratio of net investment income to average net assets[e]	4.30%	3.16%
Portfolio turnover rate[f]	11%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	101

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares 0-5 Year Investment Grade Corporate Bond ETF

	Six months ended Apr. 30, 2014 (Unaudited)	Period from Oct. 15, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$50.13	$49.92

Income from investment operations:
Net investment income[b]	0.31	0.02
Net realized and unrealized gain[c]	0.16	0.19

Total from investment operations	0.47	0.21

Less distributions from:
Net investment income	(0.27)	—

Total distributions	(0.27)	—

Net asset value, end of period	$50.33	$50.13

Total return	0.95%[d]	0.42%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,065	$10,027
Ratio of expenses to average net assets[e]	0.15%	0.15%
Ratio of net investment income to average net assets[e]	1.23%	0.81%
Portfolio turnover rate[f]	7%	0%[g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

102	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Aaa - A Rated Corporate Bond ETF

	Six months ended Apr. 30, 2014 (Unaudited)	Year ended Oct. 31, 2013	Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$50.22	$52.31	$50.07

Income from investment operations:
Net investment income[b]	0.57	1.06	0.67
Net realized and unrealized gain (loss)[c]	0.81	(2.14)	2.36

Total from investment operations	1.38	(1.08)	3.03

Less distributions from:
Net investment income	(0.57)	(1.01)	(0.79)

Total distributions	(0.57)	(1.01)	(0.79)

Net asset value, end of period	$51.03	$50.22	$52.31

Total return	2.77%[d]	(2.07)%	6.11%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$423,583	$391,723	$303,399
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	2.30%	2.09%	1.83%
Portfolio turnover rate[f]	8%	15%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Baa - Ba Rated Corporate Bond ETF
	Six months ended Apr. 30, 2014 (Unaudited)	Year ended Oct. 31, 2013	Period from Apr. 24, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$51.15	$52.93	$50.00

Income from investment operations:
Net investment income[b]	0.95	1.87	0.99
Net realized and unrealized gain (loss)[c]	1.41	(1.87)	2.78

Total from investment operations	2.36	0.00	3.77

Less distributions from:
Net investment income	(0.96)	(1.78)	(0.84)

Total distributions	(0.96)	(1.78)	(0.84)

Net asset value, end of period	$52.55	$51.15	$52.93

Total return	4.68%[d]	(0.01)%[e]	7.64%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$21,021	$20,459	$15,879
Ratio of expenses to average net assets[f]	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[f]	3.74%	3.63%	3.74%
Portfolio turnover rate[g]	8%	19%	14%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Includes a payment from an affiliate to compensate the Fund for forgone securities lending revenue. Not including these proceeds, the Fund’s total return would have been -0.03%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

104	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares B - Ca Rated Corporate Bond ETF
	Six months ended Apr. 30, 2014 (Unaudited)	Year ended Oct. 31, 2013	Period from Apr. 24, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$52.42	$51.61	$50.00

Income from investment operations:
Net investment income[b]	1.65	3.61	1.89
Net realized and unrealized gain[c]	0.65	0.79	1.28

Total from investment operations	2.30	4.40	3.17

Less distributions from:
Net investment income	(1.77)	(3.59)	(1.56)

Total distributions	(1.77)	(3.59)	(1.56)

Net asset value, end of period	$52.95	$52.42	$51.61

Total return	4.48%[d]	8.84%[e]	6.46%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$21,179	$10,483	$10,321
Ratio of expenses to average net assets[f]	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets[f]	6.33%	6.94%	7.18%
Portfolio turnover rate[g]	21%	38%	15%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Includes a payment from an affiliate to compensate the Fund for forgone securities lending revenue. Not including these proceeds, the Fund’s total return would have been 8.71%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	105

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Financials Bond ETF
	Six months ended Apr. 30, 2014 (Unaudited)	Year ended Oct. 31, 2013	Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$51.80	$53.06	$50.07

Income from investment operations:
Net investment income[b]	0.78	1.54	1.09
Net realized and unrealized gain (loss)[c]	0.66	(1.00)	2.86

Total from investment operations	1.44	0.54	3.95

Less distributions from:
Net investment income	(0.79)	(1.54)	(0.96)
Net realized gain	—	(0.26)	—

Total distributions	(0.79)	(1.80)	(0.96)

Net asset value, end of period	$52.45	$51.80	$53.06

Total return	2.81%[d]	1.04%	7.97%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,245	$10,360	$10,611
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	3.04%	2.94%	3.00%
Portfolio turnover rate[f]	9%	21%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

106	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Industrials Bond ETF
	Six months ended Apr. 30, 2014 (Unaudited)	Year ended Oct. 31, 2013	Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$48.86	$52.01	$50.03

Income from investment operations:
Net investment income[b]	0.72	1.38	0.99
Net realized and unrealized gain (loss)[c]	1.27	(3.15)	1.85

Total from investment operations	1.99	(1.77)	2.84

Less distributions from:
Net investment income	(0.72)	(1.38)	(0.86)

Total distributions	(0.72)	(1.38)	(0.86)

Net asset value, end of period	$50.13	$48.86	$52.01

Total return	4.12%[d]	(3.44)%	5.76%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,027	$14,657	$15,604
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	2.96%	2.78%	2.76%
Portfolio turnover rate[f]	11%	22%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	107

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Utilities Bond ETF
	Six months ended Apr. 30, 2014 (Unaudited)	Year ended Oct. 31, 2013	Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$48.76	$52.38	$50.07

Income from investment operations:
Net investment income[b]	0.83	1.62	1.11
Net realized and unrealized gain (loss)[c]	1.32	(3.61)	2.17

Total from investment operations	2.15	(1.99)	3.28

Less distributions from:
Net investment income	(0.84)	(1.63)	(0.97)

Total distributions	(0.84)	(1.63)	(0.97)

Net asset value, end of period	$50.07	$48.76	$52.38

Total return	4.46%[d]	(3.85)%	6.64%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,014	$9,752	$10,475
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	3.44%	3.24%	3.08%
Portfolio turnover rate[f]	4%	20%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

108	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Floating Rate Bond	Non-diversified
0-5 Year High Yield Corporate Bond	Diversified
0-5 Year Investment Grade Corporate Bond	Diversified
Aaa - A Rated Corporate Bond	Non-diversified
Baa - Ba Rated Corporate Bond	Non-diversified

iShares ETF	Diversification Classification
B - Ca Rated Corporate Bond	Non-diversified
Financials Bond	Non-diversified
Industrials Bond	Non-diversified
Utilities Bond	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Funds may invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

The Funds invest a significant portion of their assets in fixedincome securities. Changes in market interest rates or economic conditions, including the Federal Reserve Bank’s decision in December 2013 to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	109

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for

110	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Floating Rate Bond
Assets:
Corporate Bonds & Notes	$—	$3,051,184,432	$—	$3,051,184,432
Foreign Agency Obligations	—	612,836,831	—	612,836,831
Money Market Funds	152,089,930	—	—	152,089,930

	$152,089,930	$3,664,021,263	$—	$3,816,111,193

0-5 Year High Yield Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$59,159,393	$—	$59,159,393
Commercial Paper	—	999,888	—	999,888
Money Market Funds	7,225,831	—	—	7,225,831

	$7,225,831	$60,159,281	$—	$67,385,112

0-5 Year Investment Grade Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$9,896,608	$—	$9,896,608
Foreign Agency Obligations	—	76,805	—	76,805
Money Market Funds	306,816	—	—	306,816

	$306,816	$9,973,413	$—	$10,280,229

Aaa - A Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$419,566,537	$—	$419,566,537
Money Market Funds	27,860,745	—	—	27,860,745

	$27,860,745	$419,566,537	$—	$447,427,282

Baa - Ba Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$20,697,041	$—	$20,697,041
Money Market Funds	1,466,351	—	—	1,466,351

	$1,466,351	$20,697,041	$—	$22,163,392

NOTES TO FINANCIAL STATEMENTS	111

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
B - Ca Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$20,013,691	$—	$20,013,691
Money Market Funds	2,652,130	—	—	2,652,130

	$2,652,130	$20,013,691	$—	$22,665,821

Financials Bond
Assets:
Corporate Bonds & Notes	$—	$5,009,930	$—	$5,009,930
Money Market Funds	223,041	—	—	223,041

	$223,041	$5,009,930	$—	$5,232,971

Industrials Bond
Assets:
Corporate Bonds & Notes	$—	$9,531,436	$—	$9,531,436
Money Market Funds	623,342	—	—	623,342

	$623,342	$9,531,436	$—	$10,154,778

Utilities Bond
Assets:
Corporate Bonds & Notes	$—	$9,760,131	$—	$9,760,131
Money Market Funds	676,515	—	—	676,515

	$676,515	$9,760,131	$—	$10,436,646

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

112	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of April 30, 2014 and the value of the related collateral are disclosed in the statement of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	113

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of April 30, 2014:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Floating Rate Bond	$77,911,195	$77,911,195	$—
0-5 Year High Yield Corporate Bond	6,030,109	6,030,109	—
0-5 Year Investment Grade Corporate Bond	220,939	220,939	—
Aaa - A Rated Corporate Bond	24,587,449	24,587,449	—
Baa - Ba Rated Corporate Bond	1,382,530	1,382,530	—
B - Ca Rated Corporate Bond	2,153,048	2,153,048	—
Financials Bond	105,316	105,316	—
Industrials Bond	304,627	304,627	—
Utilities Bond	467,715	467,715	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Floating Rate Bond	0.20%
0-5 Year High Yield Corporate Bond	0.50
0-5 Year Investment Grade Corporate Bond	0.15
Aaa - A Rated Corporate Bond	0.15
Baa - Ba Rated Corporate Bond	0.30

iShares ETF	Investment Advisory Fee
B - Ca Rated Corporate Bond	0.55%
Financials Bond	0.30
Industrials Bond	0.30
Utilities Bond	0.30

Effective May 23, 2014, BFA has contractually agreed to waive a portion of its investment advisory fee for the iShares 0-5 Year High Yield Corporate Bond ETF through February 29, 2016 in order to limit total annual operating expenses to 0.30% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral

114	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 75% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

For the six months ended April 30, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Floating Rate Bond	$29,649
0-5 Year High Yield Corporate Bond	3,004
0-5 Year Investment Grade Corporate Bond	81
Aaa - A Rated Corporate Bond	10,361
Baa - Ba Rated Corporate Bond	445

iShares ETF	Fees Paid to BTC
B - Ca Rated Corporate Bond	$717
Financials Bond	193
Industrials Bond	737
Utilities Bond	228

In addition, commencing the business day following the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 (or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	115

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended April 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
Floating Rate Bond
PNC Bank N.A.
0.55%, 04/29/16	$9,000	$—	$—	$9,000	$9,008,253	$25,574	$—
PNC Funding Corp.
0.51%, 01/31/14	5,255	—	(5,255)	—	—	3,532	—

					$9,008,253	$29,106	$—

0-5 Year Investment Grade Bond
PNC Funding Corp.
5.25%, 11/15/15	$50	$—	$—	$50	$53,269	$312	$—

Aaa - A rated Corporate Bond
PNC Bank N.A.
2.20%, 01/28/19	$—	$250	$—	$250	$250,201	$331	$—
2.70%, 11/01/22	250	—	—	250	235,958	3,407	—
2.95%, 01/30/23	400	—	—	400	381,534	6,149	—
4.20%, 11/01/25	350	—	—	350	361,283	7,012	—
PNC Funding Corp.
2.70%, 09/19/16	650	—	—	650	674,454	4,110	—
3.63%, 02/08/15	700	—	(700)	—	—	1,765	1,590
5.13%, 02/08/20	700	—	—	700	791,235	8,475	—

					$2,694,665	$31,249	$1,590

Financials Bond
PNC Funding Corp.
2.70%, 09/19/16	$150	$—	$(75)	$75	$77,822	$1,406	$1,546

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

116	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2014 were as follows:

iShares ETF	Purchases	Sales
Floating Rate Bond	$1,147,078,203	$220,696,943
0-5 Year High Yield Corporate Bond	27,183,310	4,096,036
0-5 Year Investment Grade Corporate Bond	1,537,408	596,814
Aaa - A Rated Corporate Bond	53,409,963	31,057,148
Baa - Ba Rated Corporate Bond	1,865,303	1,646,870
B - Ca Rated Corporate Bond	12,315,637	2,527,256
Financials Bond	866,782	1,328,380
Industrials Bond	1,502,513	1,903,763
Utilities Bond	489,538	371,920

In-kind transactions (see Note 4) for the six months ended April 30, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Floating Rate Bond	$—	$443,730,011
0-5 Year High Yield Corporate Bond	12,549,936	—
Aaa - A Rated Corporate Bond	14,977,616	8,885,050
Financials Bond	—	4,629,411
Industrials Bond	—	4,554,083

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

NOTES TO FINANCIAL STATEMENTS	117

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2013, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Floating Rate Bond	$131,765
0-5 Year Investment Grade Corporate Bond	17
Aaa - A Rated Corporate Bond	1,375,190
Baa - Ba Rated Corporate Bond	3,562
Financials Bond	3,691
Industrials Bond	16,273
Utilities Bond	66,171

As of April 30, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Floating Rate Bond	$3,806,202,742	$10,519,052	$(610,601)	$9,908,451
0-5 Year High Yield Corporate Bond	67,177,509	487,359	(279,756)	207,603
0-5 Year Investment Grade Corporate Bond	10,224,118	59,461	(3,350)	56,111
Aaa - A Rated Corporate Bond	454,939,140	2,059,024	(9,570,882)	(7,511,858)
Baa - Ba Rated Corporate Bond	21,809,791	512,123	(158,522)	353,601
B - Ca Rated Corporate Bond	22,313,892	477,406	(125,477)	351,929
Financials Bond	5,035,740	205,530	(8,299)	197,231
Industrials Bond	10,184,260	114,919	(144,401)	(29,482)
Utilities Bond	10,398,637	156,100	(118,091)	38,009

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

118	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Floating Rate Bond	$0.106231	$—	$0.000122	$0.106353	100%	—%	0%[a]		100%
0-5 Year High Yield Corporate Bond	0.899481	—	0.002878	0.902359	100	—	0	[a]	100
0-5 Year Investment Grade Corporate Bond	0.269260	—	0.003976	0.273236	99	—	1		100
Aaa - A Rated Corporate Bond	0.564858	—	0.003611	0.568469	99	—	1		100
Baa - Ba Rated Corporate Bond	0.960455	—	—	0.960455	100	—	—		100
B - Ca Rated Corporate Bond	1.688835	—	0.081239	1.770074	95	—	5		100
Financials Bond	0.780023	—	0.011560	0.791583	99	—	1		100
Industrials Bond	0.710439	—	0.011248	0.721687	98	—	2		100
Utilities Bond	0.825259	—	0.012478	0.837737	99	—	1		100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	119

Notes:

120	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	121

Notes:

122	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor are they sponsored, endorsed, issued, sold or promoted by Markit Indices Limited. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-104-0414

APRIL 30, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares CMBS ETF | CMBS | NYSE Arca
➢	iShares Core GNMA Bond ETF | GNMA | NASDAQ
➢	iShares Treasury Floating Rate Bond ETF | TFLO | NYSE Arca
➢	iShares Core U.S. Treasury Bond ETF | GOVT | NYSE Arca

Fund Performance Overview

iSHARES® CMBS ETF

Performance as of April 30, 2014

The iShares CMBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade commercial mortgage-backed securities, as represented by the Barclays U.S. CMBS (ERISA Only) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 1.45%, net of fees, while the total return for the Index was 1.59%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.66%	0.32%	0.98%	0.66%	0.32%	0.98%
Since Inception	3.61%	3.62%	4.11%	8.14%	8.18%	9.32%

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,014.50	$1.25	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 4/30/14

Maturity	Percentage of Total Investments*

15-20 Years	0.71%
More than 20 Years	99.29

TOTAL	100.00%

BOND CREDIT QUALITY

As of 4/30/14

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	55.51%
Aa1	0.62
Aa2	3.97
Aa3	7.11
A1	2.06
A2	2.07
A3	2.99
Baa1	1.21
Baa2	1.60
Baa3	0.89
Not Rated	21.97

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE GNMA BOND ETF

Performance as of April 30, 2014

The iShares Core GNMA Bond ETF (the “Fund”), formerly the iShares GNMA Bond ETF, seeks to track the investment results of an index composed of mortgage-backed pass-through securities guaranteed by the Government National Mortgage Association (GNMA or Ginnie Mae), as represented by the Barclays U.S. GNMA Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 1.23%, net of fees, while the total return for the Index was 1.42%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.44)%	(0.65)%	0.03%	(0.44)%	(0.65)%	0.03%
Since Inception	0.44%	0.34%	1.05%	0.98%	0.74%	2.34%

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,012.30	$0.85	$1,000.00	$1,024.00	$0.85	0.17%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 4/30/14

Maturity	Percentage of Total Investments*

5-10 Years	0.12%
10-15 Years	1.51
More than 20 Years	98.37

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/14

Security	Percentage of Total Investments*

Government National Mortgage Association, 4.50%, 05/01/44	12.99%
Government National Mortgage Association, 4.00%, 05/01/44	12.88
Government National Mortgage Association, 3.50%, 05/01/44	12.07
Government National Mortgage Association, 3.00%, 05/01/44	8.07
Government National Mortgage Association, 5.00%, 05/01/44	7.55

TOTAL	53.56%

*	Excludes money market funds.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® TREASURY FLOATING RATE BOND ETF

Performance as of April 30, 2014

The iShares Treasury Floating Rate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury floating rate bonds, as represented by the Barclays U.S. Treasury Floating Rate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from February 3, 2014 (inception date of the Fund) through April 30, 2014, the total return for the Fund was 0.02%, net of fees, while the total return for the Index was 0.01%.

Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	0.02%	0.02%	0.01%

The inception date of the Fund was 2/3/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (2/3/14) [a]	Ending Account Value (4/30/14)	Expenses Paid During Period [b]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,000.20	$0.00	$1,000.00	$1,024.80	$0.00	0.00%

[a]	The beginning of the period (commencement of operations) is February 3, 2014.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (86 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 4/30/14

Maturity	Percentage of Total Investments*
1-5 Years	100.00%

TOTAL	100.00%

LARGEST FUND HOLDINGS

As of 4/30/14

Security	Percentage of Total Investments*
U.S. Treasury Notes, 0.08%, 01/31/16	76.99%
U.S. Treasury Notes, 1.00%, 04/30/16	23.01

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® CORE U.S. TREASURY BOND ETF

Performance as of April 30, 2014

The iShares Core U.S. Treasury Bond ETF (the “Fund”), formerly the iShares U.S. Treasury Bond ETF, seeks to track the investment results of an index composed of U.S. Treasury bonds, as represented by the Barclays U.S. Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 0.62%, net of fees, while the total return for the Index was 0.65%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.65)%	(1.61)%	(1.59)%	(1.65)%	(1.61)%	(1.59)%
Since Inception	0.45%	0.51%	0.54%	1.00%	1.12%	1.20%

The inception date of the Fund was 2/14/12. The first day of secondary market trading was 2/16/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,006.20	$0.75	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 4/30/14

Maturity	Percentage of Total Investments*

0-1 Year	1.24%
1-5 Years	62.25
5-10 Years	25.02
10-15 Years	0.99
15-20 Years	0.78
More than 20 Years	9.72

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/14

Security	Percentage of Total Investments*

U.S. Treasury Notes, 1.25%, 11/30/18	9.96%
U.S. Treasury Notes, 3.25%, 03/31/17	8.76
U.S. Treasury Notes, 4.50%, 02/15/16	8.48
U.S. Treasury Notes, 0.88%, 11/30/16	5.91
U.S. Treasury Notes, 5.13%, 05/15/16	4.27

TOTAL	37.38%

*	Excludes money market funds.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2013 (or commencement of operations, as applicable) and held through April 30, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® CMBS ETF

April 30, 2014

Security	Principal (000s)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 98.86%

MORTGAGE-BACKED SECURITIES — 98.86%
Banc of America Merrill Lynch Commercial Mortgage Inc.
Series 2005-4, Class A5A
4.93%, 07/10/45	$400	$416,836
Series 2005-6, Class A4
5.35%, 09/10/47[a]	335	353,055
Series 2006-2, Class A4
5.92%, 05/10/45[a]	600	648,695
Series 2006-3, Class A4
5.89%, 07/10/44[a]	786	852,783
Series 2006-5, Class A4
5.41%, 09/10/47	600	648,797
Series 2006-5, Class AM
5.45%, 09/10/47	250	268,447
Series 2007-1, Class A4
5.45%, 01/15/49	650	708,266
Series 2007-2, Class A4
5.78%, 04/10/49[a]	700	772,889
Series 2007-3, Class A4
5.72%, 06/10/49[a]	550	607,381
Series 2007-5, Class A4
5.49%, 02/10/51	300	328,781
Series 2008-1, Class A4
6.42%, 02/10/51[a]	130	147,778
Series 2008-LS1, Class A4B
6.21%, 12/10/49[a]	500	553,846
Bear Stearns Commercial Mortgage Securities Inc.
Series 2005-PW10, Class AM
5.45%, 12/11/40[a]	240	254,977
Series 2005-PWR9, Class A4A
4.87%, 09/11/42	650	676,716
Series 2005-T20, Class A4A
5.29%, 10/12/42[a]	400	418,935
Series 2006-PW13, Class A4
5.54%, 09/11/41	400	433,588
Series 2006-PW14, Class A4
5.20%, 12/11/38	500	545,588
Series 2006-T22, Class A4
5.76%, 04/12/38[a]	445	475,723

Security	Principal (000s)	Value

Series 2007-PW15, Class A4
5.33%, 02/11/44	$725	$787,530
Series 2007-PW16, Class AM
5.90%, 06/11/40[a]	250	278,520
Series 2007-PW17, Class A4
5.69%, 06/11/50[a]	550	614,248
Series 2007-PW18, Class AM
6.08%, 06/11/50[a]	400	454,082
Series 2007-T26, Class A4
5.47%, 01/12/45[a]	300	331,792
Series 2007-T28, Class AJ
6.15%, 09/11/42 (Call 10/07/17)[a]	140	153,335
CFCRE Commercial Mortgage Trust
Series 2011-C2, Class A2
3.06%, 12/15/47	145	150,654
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A3B
5.89%, 12/10/49[a]	200	203,000
Series 2007-C6, Class A4
5.89%, 12/10/49[a]	300	335,176
Series 2007-C6, Class ASB
5.89%, 12/10/49[a]	83	88,254
Series 2008-C7, Class A4
6.34%, 12/10/49[a]	200	225,165
Series 2013-GC11, Class AS
3.42%, 04/10/46	100	98,282
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class A4
5.40%, 07/15/44[a]	498	521,291
Series 2005-CD1, Class AJ
5.40%, 07/15/44[a]	230	241,787
Series 2006-CD3, Class A5
5.62%, 10/15/48	700	757,719
Series 2007-CD, Class A4
5.32%, 12/11/49	650	709,953
Series 2007-CD5, Class A4
5.89%, 11/15/44[a]	817	916,681
COMM Mortgage Trust
Series 2006-C7, Class A4
5.94%, 06/10/46[a]	500	541,574
Series 2006-C8, Class A4
5.31%, 12/10/46	603	655,958

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2014

Security	Principal (000s)	Value

Series 2006-C8, Class AM
5.35%, 12/10/46	$600	$658,090
Series 2007-C9, Class A4
5.99%, 12/10/49[a]	650	727,966
Series 2012-CR1, Class A1
1.12%, 05/15/45	253	252,943
Series 2012-CR1, Class A3
3.39%, 05/15/45	250	253,075
Series 2012-CR2, Class A4
3.15%, 08/15/45	300	297,321
Series 2012-CR2, Class ASB
2.75%, 08/15/45	250	249,422
Series 2012-CR3, Class A3
2.82%, 10/15/45	150	145,042
Series 2012-CR4, Class A2
1.80%, 10/15/45	390	389,833
Series 2012-CR4, Class A3
2.85%, 10/15/45	200	193,210
Series 2012-LC4, Class AM
4.06%, 12/10/44	125	130,046
Series 2013-CR10, Class A2
2.97%, 08/10/46	150	155,342
Series 2013-CR11, Class A4
4.26%, 10/10/46	550	583,033
Series 2013-CR11, Class AM
1.00%, 10/10/46[a]	150	161,841
Series 2013-CR12, Class A4
4.05%, 10/10/46	300	312,789
Series 2013-CR6, Class A2
2.12%, 03/10/46	500	504,161
Series 2013-CR6, Class A4
3.10%, 03/10/46	350	342,320
Series 2013-CR7, Class A4
3.21%, 03/10/46	500	492,273
Series 2013-CR9, Class A4
4.38%, 07/10/45[a]	600	639,465
Series 2013-LC6, Class AM
3.28%, 01/10/46	100	97,527
Series 2013-LC6, Class B
3.74%, 01/10/46	130	129,428
Series 2014-CR14, Class A4
4.24%, 02/10/47[a]	150	158,685
Series 2014-CR14, Class C
4.76%, 02/10/47[a]	200	206,107

Security	Principal (000s)	Value

Series 2014-CR15, Class A2
2.93%, 02/10/47	$250	$257,554
Series 2014-CR17, Class A5
3.98%, 05/10/47	200	205,993
Series 2014-UBS2, Class A2
2.82%, 03/10/47	350	358,586
Series 2014-UBS2, Class A5
3.96%, 03/10/47	400	413,109
Credit Suisse Commercial Mortgage Trust
Series 2006-C2, Class A3
5.86%, 03/15/39[a]	650	693,875
Series 2006-C3, Class AM
1.00%, 06/15/38[a]	200	217,178
Series 2006-C4, Class A3
5.47%, 09/15/39	371	401,880
Series 2006-C4, Class AM
5.51%, 09/15/39	300	324,531
Series 2006-C5, Class A3
5.31%, 12/15/39	375	405,827
Series 2007-C3, Class A4
5.87%, 06/15/39[a]	273	299,657
Series 2007-C5, Class A4
5.70%, 09/15/40[a]	500	551,702
Series 2007-C5, Class AAB
5.62%, 09/15/40[a]	477	510,750
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C5, Class A4
5.10%, 08/15/38[a]	791	821,697
Series 2005-C6, Class AM
5.23%, 12/15/40[a]	375	396,647
DBUBS Mortgage Trust
Series 2011-LC3A, Class A2
3.64%, 08/10/44	150	157,593
GE Capital Commercial Mortgage Corp.
Series 2005-C4, Class AM
5.49%, 11/10/45[a]	150	158,632
Series 2007-C1, Class A4
5.54%, 12/10/49	310	338,071

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2014

Security	Principal (000s)	Value

Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class A5
5.22%, 04/10/37[a]	$300	$313,661
Series 2005-GG5, Class AM
5.28%, 04/10/37[a]	301	316,903
Series 2006-GG7, Class A4
6.01%, 07/10/38[a]	352	380,835
Series 2007-GG11, Class A4
5.74%, 12/10/49	700	778,078
Series 2007-GG9, Class A4
5.44%, 03/10/39	950	1,039,337
Series 2007-GG9, Class AM
5.48%, 03/10/39	200	215,313
GS Mortgage Securities Corp. II
Series 2006-GG8, Class A4
5.56%, 11/10/39	340	370,611
Series 2012-GC6, Class A3
3.48%, 01/10/45	400	409,471
Series 2012-GC6, Class AAB
3.31%, 01/10/45	150	155,337
Series 2012-GCJ7, Class A4
3.38%, 05/10/45	350	354,491
GS Mortgage Securities Trust
Series 2006-GG6, Class A4
5.55%, 04/10/38[a]	505	537,132
Series 2006-GG6, Class AM
5.62%, 04/10/38[a]	500	536,313
Series 2006-GG8, Class AM
5.59%, 11/10/39 (Call 10/06/16)	300	327,176
Series 2007-GG10, Class A4
6.00%, 08/10/45[a]	911	1,012,200
Series 2011-GC5, Class A2
3.00%, 08/10/44	245	254,162
Series 2011-GC5, Class A3
3.82%, 08/10/44	100	106,416
Series 2012-GCJ7, Class AS
4.09%, 05/10/45	100	103,988
Series 2013-GC12, Class B
3.78%, 06/10/46[a]	115	113,864
Series 2013-GC13, Class A5
4.17%, 07/10/46[a]	310	326,918
Series 2013-GC14, Class A5
4.24%, 08/10/46	550	583,649

Security	Principal (000s)	Value

Series 2013-GC16, Class A4
4.27%, 11/10/46	$500	$529,516
Series 2013-GC16, Class AS
4.65%, 11/10/46	150	161,010
Series 2013-GC16, Class C
5.49%, 11/10/46[a]	100	108,210
Series 2014-GC18, Class A4
4.07%, 01/10/47	300	311,814
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB13, Class A4
5.42%, 01/12/43[a]	200	211,267
Series 2005-LDP3, Class AJ
5.17%, 08/15/42[a]	500	522,079
Series 2005-LDP4, Class A4
4.92%, 10/15/42[a]	235	245,994
Series 2005-LDP4, Class AM
5.00%, 10/15/42[a]	210	220,366
Series 2005-LDP5, Class A4
5.41%, 12/15/44[a]	635	665,989
Series 2005-LDP5, Class AM
5.45%, 12/15/44[a]	600	640,388
Series 2006-CB14, Class A4
5.48%, 12/12/44[a]	562	598,597
Series 2006-CB15, Class A4
5.81%, 06/12/43[a]	825	892,236
Series 2006-CB16, Class AM
5.59%, 05/12/45	150	163,182
Series 2006-CB17, Class A4
5.43%, 12/12/43	400	432,396
Series 2006-LDP7, Class A4
6.03%, 04/15/45[a]	800	867,109
Series 2006-LDP7, Class AM
6.03%, 04/15/45[a]	400	438,270
Series 2006-LDP8, Class A4
5.40%, 05/15/45	326	352,725
Series 2006-LDP9, Class A3
5.34%, 05/15/47	300	325,471
Series 2007-CB18, Class A4
5.44%, 06/12/47	450	492,836
Series 2007-CB19, Class A4
5.89%, 02/12/49[a]	400	442,863

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2014

Security	Principal (000s)	Value

Series 2007-CB20, Class A4
5.79%, 02/12/51[a]	$850	$947,556
Series 2007-CB20, Class AM
1.00%, 02/12/51[a]	250	282,322
Series 2007-LD11, Class A4
5.99%, 06/15/49[a]	305	337,118
Series 2007-LD12, Class A3
6.13%, 02/15/51[a]	150	150,257
Series 2007-LDPX, Class A3
5.42%, 01/15/49	855	937,730
Series 2011-C5, Class A3
4.17%, 08/15/46	250	266,846
Series 2012-C6, Class A3
3.51%, 05/15/45	300	305,195
Series 2012-C8, Class A3
2.83%, 10/15/45	250	241,455
Series 2012-CBX, Class AS
4.27%, 06/15/45	250	262,775
Series 2012-LC9, Class A3
2.48%, 12/15/47	200	197,667
Series 2013-C10, Class A5
3.14%, 12/15/47	600	588,095
Series 2013-C10, Class AS
3.37%, 12/15/47	100	97,976
Series 2013-C10, Class ASB
2.70%, 12/15/47	100	98,835
Series 2013-C10, Class B
3.67%, 12/15/47[a]	100	98,115
Series 2013-C10, Class C
4.30%, 12/15/47[a]	200	198,475
Series 2013-C13, Class A4
3.99%, 01/15/46[a]	250	260,076
Series 2013-LC11, Class C
3.96%, 04/15/46[a]	100	97,412
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A1
1.08%, 07/15/45	278	277,602
Series 2013-C12, Class A2
2.42%, 07/15/45	400	405,889
Series 2013-C12, Class AS
4.16%, 07/15/45[a]	282	290,830
Series 2013-C12, Class D
4.22%, 07/15/45[a]	50	44,678

Security	Principal (000s)	Value

Series 2013-C14, Class A2
3.02%, 08/15/46	$250	$258,835
Series 2013-C14, Class AS
4.41%, 08/15/46[a]	150	158,258
Series 2013-C15, Class A2
2.98%, 11/15/45	400	413,648
Series 2013-C15, Class B
4.93%, 11/15/45	200	215,020
Series 2014-C18, Class A5
1.00%, 02/15/47[a]	200	210,496
Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	400	417,050
Series 2014-C18, Class B
4.97%, 02/15/47 (Call 02/11/24)[a]	200	213,814
LB Commercial Conduit Mortgage Trust
Series 2007-C3, Class A4
6.08%, 07/15/44[a]	150	167,018
LB-UBS Commercial Mortgage Trust
Series 06-C1, Class A4
5.16%, 02/15/31	600	633,509
Series 2005-C3, Class AJ
4.84%, 07/15/40	300	308,998
Series 2005-C7, Class AM
5.26%, 11/15/40[a]	460	486,228
Series 2006-C4, Class A4
6.03%, 06/15/38[a]	829	902,089
Series 2006-C6, Class A4
5.37%, 09/15/39	700	763,232
Series 2006-C6, Class AAB
5.34%, 09/15/39	107	110,966
Series 2006-C7, Class A3
5.35%, 11/15/38	400	437,537
Series 2006-C7, Class AM
5.38%, 11/15/38	250	271,776
Series 2007-C1, Class A4
5.42%, 02/15/40	398	436,054
Series 2007-C2, Class A3
5.43%, 02/15/40	371	406,771
Series 2007-C6, Class AM
6.11%, 07/15/40[a]	320	354,849
Series 2007-C7, Class A3
5.87%, 09/15/45[a]	264	297,929

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2014

Security	Principal (000s)	Value

Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class A6
5.46%, 11/12/37[a]	$445	$466,628
Series 2005-CKI1, Class AJ
5.46%, 11/12/37[a]	275	286,091
Series 2008-C1, Class A4
5.69%, 02/12/51	123	137,524
Series 2008-C1, Class AM
6.47%, 02/12/51[a]	290	335,374
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A3
5.17%, 12/12/49	700	756,704
Series 2006-4, Class AM
5.20%, 12/12/49	190	206,611
Series 2007-7, Class A4
5.81%, 06/12/50[a]	700	775,320
Series 2007-9, Class AM
5.86%, 09/12/49[a]	250	281,129
Morgan Stanley Capital I Inc.
Series 2005-HQ6, Class AJ
5.07%, 08/13/42[a]	275	286,378
Series 2005-IQ10, Class A4A
5.23%, 09/15/42[a]	487	507,789
Series 2005-IQ10, Class AJ
5.35%, 09/15/42[a]	500	523,317
Series 2006-HQ9, Class A4
5.73%, 07/12/44[a]	562	608,407
Series 2006-HQ9, Class AJ
5.79%, 07/12/44[a]	300	323,553
Series 2006-IQ11, Class A4
5.83%, 10/15/42[a]	280	297,567
Series 2006-IQ11, Class AJ
5.83%, 10/15/42[a]	200	212,727
Series 2006-T23, Class A4
5.98%, 08/12/41[a]	325	355,147
Series 2007-IQ14, Class A2
5.61%, 04/15/49	106	107,130
Series 2007-IQ14, Class A4
5.69%, 04/15/49[a]	300	331,223
Series 2007-IQ16 Class A4
5.81%, 12/12/49	650	723,466
Series 2007-IQ16, Class AM
6.30%, 12/12/49[a]	200	226,741

Security	Principal (000s)	Value

Series 2007-T25, Class A3
5.51%, 11/12/49[a]	$240	$264,096
Series 2007-T27, Class A4
5.83%, 06/11/42[a]	550	617,319
Series 2011-C3, Class A3
4.05%, 07/15/49	250	266,014
Series 2012-C4, Class A2
2.11%, 03/15/45	500	508,761
Morgan Stanley Capital Trust
Series 06–HQ8, Class A4
5.60%, 03/12/44[a]	694	736,102
Morgan Stanley/Bank of America Merrill Lynch Trust
Series 2012-C6, Class A4
2.86%, 11/15/45	300	289,475
Series 2013-C10, Class A4
4.22%, 07/15/46[a]	250	263,050
Series 2013-C12, Class A1
1.31%, 10/15/46	92	92,415
Series 2013-C7, Class A1
0.74%, 02/15/46	198	197,162
Series 2013-C7, Class A4
2.92%, 02/15/46 (Call 01/11/23)	200	193,199
Series 2013-C7, Class AAB
2.47%, 02/15/46	150	146,283
Series 2013-C7, Class AS
3.21%, 02/15/46	121	117,268
Series 2013-C7, Class B
3.77%, 02/15/46	200	196,824
Series 2013-C8, Class A2
1.69%, 12/15/48	200	198,414
Series 2013-C9, Class A1
0.83%, 05/15/46	172	171,400
Series 2013-C9, Class AAB
2.66%, 05/15/46	300	293,886
Series 2014-C14, Class A3
3.67%, 02/15/47	250	258,632
Series 2014-C14, Class AS
4.38%, 02/15/47[a]	200	209,715
UBS-Barclays Commercial Mortgage Trust
Series 2012-C1, Class A3
3.40%, 05/10/45	250	252,115

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2014

Security	Principal (000s)	Value

Series 2012-C1, Class B
4.82%, 05/10/45	$150	$160,535
Series 2012-C3, Class A4
3.09%, 08/10/49	150	147,529
Series 2012-C4, Class A5
2.85%, 12/10/45	250	240,548
Series 2013-C5, Class A4
3.18%, 03/10/46	300	295,528
Series 2013-C6, Class A4
3.24%, 04/10/46	677	664,187
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class A3
3.60%, 01/10/45	365	376,578
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust
Series 2005-C21, Class A4
5.41%, 10/15/44[a]	673	707,368
Series 2005-C22, Class A4
5.46%, 12/15/44[a]	500	529,050
Series 2005-C22, Class AM
5.51%, 12/15/44[a]	500	529,233
Series 2006-C23, Class A4
5.42%, 01/15/45[a]	478	506,576
Series 2006-C23, Class AM
5.47%, 01/15/45[a]	400	428,132
Series 2006-C25, Class A5
5.91%, 05/15/43[a]	425	462,123
Series 2006-C27, Class A3
5.77%, 07/15/45[a]	667	718,740
Series 2006-C27, Class AM
5.80%, 07/15/45[a]	400	436,551
Series 2006-C28, Class AM
5.60%, 10/15/48[a]	180	195,470
Series 2006-C29, Class A4
5.31%, 11/15/48	591	644,541
Series 2007-C30, Class A5
5.34%, 12/15/43	725	793,754
Series 2007-C31, Class A4
5.51%, 04/15/47	500	542,355
Series 2007-C32, Class A3
5.93%, 06/15/49[a]	350	386,867
Series 2007-C33, Class A4
6.13%, 02/15/51[a]	700	772,183

Security	Principal (000s)	Value

Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A2
1.84%, 10/15/45	$700	$702,599
Series 2012-LC5, Class A3
2.92%, 10/15/45	260	251,952
Series 2012-LC5, Class AS
3.54%, 10/15/45	200	199,414
Series 2013-LC12, Class A4
4.22%, 07/15/46[a]	650	687,374
Series 2013-LC12, Class ASB
3.93%, 07/15/46[a]	300	315,326
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class A1
0.73%, 12/15/45	97	96,210
Series 2012-C10, Class A3
2.88%, 12/15/45	200	192,524
Series 2012-C7, Class B
4.94%, 06/15/45[a]	200	214,922
Series 2012-C8, Class A3
3.00%, 08/15/45	360	351,941
Series 2012-C9, Class A3
2.87%, 11/15/45	200	193,796
Series 2012-C9, Class C
4.54%, 11/15/45[a]	150	153,256
Series 2013-C14, Class A5
3.34%, 06/15/46	260	257,321
Series 2013-C14, Class ASB
2.98%, 06/15/46	460	462,079
Series 2013-C18, Class A3
3.65%, 12/15/46	300	310,482
Series 2014-C20, Class A5
4.00%, 05/15/47	200	205,992
Series 2014-LC14, Class ASB
3.52%, 03/15/47	150	153,839

		88,788,268

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $87,956,670)		88,788,268

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

April 30, 2014

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.60%

MONEY MARKET FUNDS — 0.60%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	538	$538,389

		538,389

TOTAL SHORT-TERM INVESTMENTS
(Cost: $538,389)		538,389

TOTAL INVESTMENTS IN SECURITIES — 99.46%
(Cost: $88,495,059)		89,326,657
Other Assets, Less Liabilities — 0.54%		489,009

NET ASSETS — 100.00%		$89,815,666

[a]	Variable rate security. Rate shown is as of report date.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE GNMA BOND ETF

April 30, 2014

Security	Principal (000s)	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 98.94%

MORTGAGE-BACKED SECURITIES — 98.94%
Government National Mortgage Association
2.50%, 01/15/28	$23	$23,803
2.50%, 02/20/28	45	45,902
2.50%, 05/01/44[a]	60	57,019
3.00%, 07/15/27	43	45,300
3.00%, 09/15/27	44	45,776
3.00%, 12/20/27	171	178,475
3.00%, 09/15/42	22	22,016
3.00%, 10/15/42	42	41,677
3.00%, 12/15/42	175	174,764
3.00%, 12/20/42	937	933,990
3.00%, 01/15/43	101	100,104
3.00%, 06/20/43	2,290	2,282,183
3.00%, 05/01/44[a]	2,770	2,753,986
3.50%, 02/15/26	30	32,208
3.50%, 11/15/26	19	20,635
3.50%, 02/20/27	55	58,457
3.50%, 08/15/42	67	69,081
3.50%, 09/15/42	100	103,401
3.50%, 09/20/42	1,433	1,477,166
3.50%, 10/15/42	37	37,996
3.50%, 10/20/42	834	859,028
3.50%, 11/20/42	338	348,465
3.50%, 01/15/43	455	468,572
3.50%, 03/15/43	118	122,128
3.50%, 04/20/43	737	759,641
3.50%, 05/15/43	81	83,006
3.50%, 05/01/44[a]	4,003	4,118,168
4.00%, 03/20/26	21	22,695
4.00%, 07/20/26	18	19,073
4.00%, 02/15/41	39	41,361
4.00%, 03/15/41	42	44,456
4.00%, 04/15/41	193	204,612
4.00%, 05/15/41	33	34,704
4.00%, 12/15/41	61	64,380
4.00%, 01/15/42	35	37,346
4.00%, 02/15/42	129	135,760
4.00%, 03/15/42	237	251,513
4.00%, 05/15/42	46	49,241
4.00%, 08/15/42	65	68,609

Security	Principal or Shares (000s)	Value

4.00%, 09/20/42	$1,153	$1,220,528
4.00%, 05/01/44[a]	4,150	4,391,329
4.50%, 04/15/24	39	41,901
4.50%, 07/20/24	21	21,998
4.50%, 08/15/39	909	986,201
4.50%, 07/15/40	366	397,279
4.50%, 08/15/40	404	439,067
4.50%, 05/01/44[a]	4,087	4,430,135
5.00%, 07/15/39	182	199,823
5.00%, 07/20/42	914	1,005,435
5.00%, 05/01/44[a]	2,347	2,573,510
5.50%, 10/15/38	150	166,739
5.50%, 07/20/40	1,436	1,592,040
6.00%, 09/20/38	161	182,296
6.00%, 05/01/44[a]	200	223,813

		34,108,791

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $34,395,672)		34,108,791

SHORT-TERM INVESTMENTS — 54.63%

MONEY MARKET FUNDS — 54.63%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	18,833	18,833,008

		18,833,008

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,833,008)		18,833,008

TOTAL INVESTMENTS IN SECURITIES — 153.57%
(Cost: $53,228,680)		52,941,799
Other Assets, Less Liabilities — (53.57)%		(18,467,334)

NET ASSETS — 100.00%		$34,474,465

[a]	To-be-announced (TBA). See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® TREASURY FLOATING RATE BOND ETF

April 30, 2014

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.80%
U.S. Treasury Notes
0.08%, 01/31/16[a]	$3,850	$3,848,768
1.00%, 04/30/16[a]	1,150	1,149,977

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $4,999,236)		4,998,745

SHORT-TERM INVESTMENTS — 0.21%

MONEY MARKET FUNDS — 0.21%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	10	10,397

		10,397

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,397)		10,397

TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $5,009,633)		5,009,142
Other Assets, Less Liabilities — (0.01)%		(380)

NET ASSETS — 100.00%		$5,008,762

[a]	Variable rate security. Rate shown is as of report date.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE U.S. TREASURY BOND ETF

April 30, 2014

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.32%
U.S. Treasury Bonds
2.75%, 08/15/42[a]	$668	$582,936
2.75%, 11/15/42	226	197,197
3.00%, 05/15/42[a]	185	170,297
3.13%, 11/15/41	2,279	2,157,210
3.13%, 02/15/42	495	468,058
3.13%, 02/15/43	1,634	1,535,302
3.63%, 08/15/43	407	420,372
3.75%, 11/15/43	939	990,326
4.38%, 02/15/38[a]	761	891,609
4.38%, 05/15/41[a]	2,893	3,404,621
4.50%, 02/15/36[a]	225	268,756
4.50%, 05/15/38[a]	1,474	1,758,641
6.25%, 08/15/23	10	13,100
6.25%, 05/15/30[a]	739	1,034,867
6.63%, 02/15/27	275	386,177
6.75%, 08/15/26[a]	651	918,077
7.13%, 02/15/23	3,091	4,231,840
U.S. Treasury Notes
0.13%, 04/30/15[a]	1,299	1,299,060
0.25%, 05/15/15[a]	1,736	1,738,378
0.25%, 08/15/15	445	445,554
0.25%, 09/30/15	1,582	1,582,839
0.25%, 10/15/15	869	869,443
0.25%, 04/15/16[a]	1,308	1,304,519
0.38%, 11/15/14	10	10,016
0.38%, 08/31/15	4,050	4,060,611
0.50%, 07/31/17[a]	220	216,440
0.63%, 11/15/16	69	68,919
0.63%, 02/15/17	728	724,819
0.75%, 01/15/17[a]	59	59,203
0.75%, 12/31/17	1,095	1,077,568
0.88%, 11/30/16[a]	7,776	7,814,024
0.88%, 07/31/19[a]	2,759	2,633,852
1.00%, 10/31/16[a]	2,491	2,512,822
1.00%, 06/30/19[a]	499	480,487
1.00%, 08/31/19[a]	1,246	1,194,677
1.00%, 11/30/19	918	875,028
1.13%, 03/31/20[a]	390	371,619
1.13%, 04/30/20	488	464,112
1.25%, 11/30/18[a]	13,346	13,159,289
1.25%, 10/31/19	826	800,510

Security	Principal (000s)	Value

1.25%, 02/29/20[a]	$2,556	$2,457,562
1.38%, 11/30/18[a]	31	30,671
1.38%, 02/28/19	73	72,112
1.38%, 05/31/20	725	698,624
1.50%, 06/30/16[a]	1,218	1,244,370
1.50%, 07/31/16[a]	1,847	1,887,293
1.50%, 08/31/18	1,112	1,113,423
1.50%, 02/28/19[a]	1,533	1,522,975
1.63%, 11/15/22[a]	1,002	933,614
1.75%, 05/31/16[a]	732	751,618
1.88%, 06/30/15	5,186	5,290,550
1.88%, 06/30/20[a]	1,634	1,619,392
2.00%, 09/30/20	713	708,594
2.00%, 11/30/20	2,225	2,203,988
2.00%, 02/28/21	897	885,500
2.00%, 11/15/21[a]	326	318,248
2.00%, 02/15/23[a]	841	804,679
2.13%, 11/30/14	33	33,396
2.13%, 08/31/20[a]	186	186,497
2.13%, 08/15/21	1,355	1,339,187
2.25%, 11/30/17	1	831
2.25%, 04/30/21	621	621,809
2.38%, 10/31/14	11	11,126
2.38%, 02/28/15[a]	283	287,842
2.38%, 07/31/17	789	823,903
2.38%, 12/31/20[a]	610	618,150
2.50%, 06/30/17[a]	3,192	3,344,660
2.50%, 08/15/23[a]	2,784	2,761,991
2.75%, 11/30/16	850	895,050
2.75%, 02/15/24[a]	1,079	1,088,758
3.13%, 05/15/21[a]	2,646	2,802,220
3.25%, 03/31/17[a]	10,816	11,571,065
4.50%, 02/15/16	10,433	11,213,597
4.63%, 02/15/17	1,117	1,235,773
5.13%, 05/15/16[a]	5,154	5,644,764
8.75%, 08/15/20	1,404	1,964,154

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $132,955,897)		132,181,161

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. TREASURY BOND ETF

April 30, 2014

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 44.12%

MONEY MARKET FUNDS — 44.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	54,201	$54,201,247
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,c,d]	4,175	4,174,723
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	339	339,075

		58,715,045

TOTAL SHORT-TERM INVESTMENTS
(Cost: $58,715,045)		58,715,045

TOTAL INVESTMENTS IN SECURITIES — 143.44%
(Cost: $191,670,942)		190,896,206
Other Assets, Less Liabilities — (43.44)%		(57,809,269)

NET ASSETS — 100.00%		$133,086,937

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2014

	iShares CMBS ETF	iShares Core GNMA Bond ETF	iShares Treasury Floating Rate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$87,956,670	$34,395,672	$4,999,236
Affiliated (Note 2)	538,389	18,833,008	10,397

Total cost of investments	$88,495,059	$53,228,680	$5,009,633

Investments in securities, at fair value (Note 1):
Unaffiliated	$88,788,268	$34,108,791	$4,998,745
Affiliated (Note 2)	538,389	18,833,008	10,397

Total fair value of investments	89,326,657	52,941,799	5,009,142
Receivables:
Investment securities sold	2,157,596	714,989	1,149,630
Interest	334,565	85,477	11

Total Assets	91,818,818	53,742,265	6,158,783

LIABILITIES
Payables:
Investment securities purchased	1,984,737	19,263,435	1,150,021
Investment advisory fees (Note 2)	18,415	4,365	—

Total Liabilities	2,003,152	19,267,800	1,150,021

NET ASSETS	$89,815,666	$34,474,465	$5,008,762

Net assets consist of:
Paid-in capital	$88,847,378	$34,801,181	$5,008,929
Undistributed (distributions in excess of) net investment income	111,336	(9,947)	463
Undistributed net realized gain (accumulated net realized loss)	25,354	(29,888)	(139)
Net unrealized appreciation (depreciation)	831,598	(286,881)	(491)

NET ASSETS	$89,815,666	$34,474,465	$5,008,762

Shares outstanding[a]	1,750,000	700,000	100,000

Net asset value per share	$51.32	$49.25	$50.09

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2014

iShares Core U.S. Treasury Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$132,955,897
Affiliated (Note 2)	58,715,045

Total cost of investments	$191,670,942

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$132,181,161
Affiliated (Note 2)	58,715,045

Total fair value of investments	190,896,206
Cash	2,621
Receivables:
Investment securities sold	1,739,070
Interest	893,121

Total Assets	193,531,018

LIABILITIES
Payables:
Investment securities purchased	2,052,091
Collateral for securities on loan (Note 1)	58,375,970
Investment advisory fees (Note 2)	16,020

Total Liabilities	60,444,081

NET ASSETS	$133,086,937

Net assets consist of:
Paid-in capital	$134,357,169
Undistributed net investment income	121,117
Accumulated net realized loss	(616,613)
Net unrealized depreciation	(774,736)

NET ASSETS	$133,086,937

Shares outstanding[b]	5,400,000

Net asset value per share	$24.65

[a]	Securities on loan with a value of $57,053,454. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six Months ended April 30, 2014

	iShares CMBS ETF	iShares Core GNMA Bond ETF	iShares Treasury Floating Rate Bond ETF[a]

NET INVESTMENT INCOME
Interest — unaffiliated	$1,026,365	$180,088	$1,218
Interest — affiliated (Note 2)	136	1,342	—

Total investment income	1,026,501	181,430	1,218

EXPENSES
Investment advisory fees (Note 2)	108,530	39,456	1,770

Total expenses	108,530	39,456	1,770
Less investment advisory fees waived (Note 2)	—	(13,233)	(1,770)

Net expenses	108,530	26,223	—

Net investment income	917,971	155,207	1,218

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	36,830	317,401	(139)

Net realized gain (loss)	36,830	317,401	(139)

Net change in unrealized appreciation/depreciation	305,618	(77,230)	(491)

Net realized and unrealized gain (loss)	342,448	240,171	(630)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,260,419	$395,378	$588

[a]	For the period from February 3, 2014 (commencement of operations) to April 30, 2014.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2014

iShares Core U.S. Treasury Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$696,167
Interest — affiliated (Note 2)	116
Securities lending income — affiliated (Note 2)	30,795

Total investment income	727,078

EXPENSES
Investment advisory fees (Note 2)	85,418

Total expenses	85,418

Net investment income	641,660

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(314,728)
In-kind redemptions — unaffiliated	28,158

Net realized loss	(286,570)

Net change in unrealized appreciation/depreciation	477,524

Net realized and unrealized gain	190,954

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$832,614

See notes to financial statements.

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares CMBS ETF		iShares Core GNMA Bond ETF
	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$917,971	$1,309,048	$155,207	$148,932
Net realized gain (loss)	36,830	(11,476)	317,401	(338,263)
Net change in unrealized appreciation/depreciation	305,618	(799,285)	(77,230)	(175,689)

Net increase (decrease) in net assets resulting from operations	1,260,419	498,287	395,378	(365,020)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(847,012)	(1,326,473)	(165,154)	(151,801)
From net realized gain	—	—	—	(69,546)
Return of capital	—	—	—	(59,269)

Total distributions to shareholders	(847,012)	(1,326,473)	(165,154)	(280,616)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,235,851	30,807,552	9,789,870	24,697,110
Cost of shares redeemed	(2,558,031)	(2,591,709)	(4,891,710)	(4,762,531)

Net increase in net assets from capital share transactions	7,677,820	28,215,843	4,898,160	19,934,579

INCREASE IN NET ASSETS	8,091,227	27,387,657	5,128,384	19,288,943

NET ASSETS
Beginning of period	81,724,439	54,336,782	29,346,081	10,057,138

End of period	$89,815,666	$81,724,439	$34,474,465	$29,346,081

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$111,336	$40,377	$(9,947)	$—

SHARES ISSUED AND REDEEMED
Shares sold	200,000	600,000	200,000	500,000
Shares redeemed	(50,000)	(50,000)	(100,000)	(100,000)

Net increase in shares outstanding	150,000	550,000	100,000	400,000

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Treasury Floating Rate Bond ETF	iShares Core U.S. Treasury Bond ETF
	Period from February 3, 2014[a] to April 30, 2014 (Unaudited)	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,218	$641,660	$903,837
Net realized gain (loss)	(139)	(286,570)	1,701,611
Net change in unrealized appreciation/depreciation	(491)	477,524	(3,035,679)

Net increase (decrease) in net assets resulting from operations	588	832,614	(430,231)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(755)	(601,761)	(1,126,098)

Total distributions to shareholders	(755)	(601,761)	(1,126,098)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,008,929	36,789,782	71,943,269
Cost of shares redeemed	—	(2,457,121)	(204,309,303)

Net increase (decrease) in net assets from capital share transactions	5,008,929	34,332,661	(132,366,034)

INCREASE (DECREASE) IN NET ASSETS	5,008,762	34,563,514	(133,922,363)

NET ASSETS
Beginning of period	—	98,523,423	232,445,786

End of period	$5,008,762	$133,086,937	$98,523,423

Undistributed net investment income included in net assets at end of period	$463	$121,117	$81,218

SHARES ISSUED AND REDEEMED
Shares sold	100,000	1,500,000	2,900,000
Shares redeemed	—	(100,000)	(8,100,000)

Net increase (decrease) in shares outstanding	100,000	1,400,000	(5,200,000)

[a]	Commencement of operations.

See notes to financial statements.

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares CMBS ETF
	Six months ended Apr. 30, 2014 (Unaudited)	Year ended Oct. 31, 2013	Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$51.08	$51.75	$49.81

Income from investment operations:
Net investment income[b]	0.54	1.04	0.90
Net realized and unrealized gain (loss)[c]	0.20	(0.64)	1.94

Total from investment operations	0.74	0.40	2.84

Less distributions from:
Net investment income	(0.50)	(1.07)	(0.90)

Total distributions	(0.50)	(1.07)	(0.90)

Net asset value, end of period	$51.32	$51.08	$51.75

Total return	1.45%[d]	0.78%	5.77%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$89,816	$81,724	$54,337
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.11%	2.03%	2.51%
Portfolio turnover rate[f]	11%	27%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core GNMA Bond ETF
	Six months ended Apr. 30, 2014 (Unaudited)	Year ended Oct. 31, 2013	Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$48.91	$50.29	$50.03

Income from investment operations:
Net investment income[b]	0.24	0.31	0.02
Net realized and unrealized gain (loss)[c]	0.36	(1.03)	0.58

Total from investment operations	0.60	(0.72)	0.60

Less distributions from:
Net investment income	(0.26)	(0.36)	—
Net realized gain	—	(0.16)	(0.34)
Return of capital	—	(0.14)	—

Total distributions	(0.26)	(0.66)	(0.34)

Net asset value, end of period	$49.25	$48.91	$50.29

Total return	1.23%[d]	(1.44)%	1.21%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$34,474	$29,346	$10,057
Ratio of expenses to average net assets[e]	0.17%	0.17%	0.25%
Ratio of expenses to average net assets prior to waived fees[e]	0.25%	0.25%	n/a
Ratio of net investment income to average net assets[e]	0.98%	0.64%	0.06%
Portfolio turnover rate[f,g]	591%	1,335%	1,253%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Treasury Floating Rate Bond ETF

Period from Feb. 3, 2014[a] to Apr. 30, 2014 (Unaudited)
Net asset value, beginning of period	$50.09

Income from investment operations:
Net investment income[b]	0.01
Net realized and unrealized loss[c]	(0.00)[d]

Total from investment operations	0.01

Less distributions from:
Net investment income	(0.01)

Total distributions	(0.01)

Net asset value, end of period	$50.09

Total return	0.02%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,009
Ratio of expenses to average net assets[f]	0.00%
Ratio of expenses to average net assets prior to waived fees[f]	0.15%
Ratio of net investment income to average net assets[f]	0.10%
Portfolio turnover rate[g]	23%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core U.S. Treasury Bond ETF
	Six months ended Apr. 30, 2014 (Unaudited)	Year ended Oct. 31, 2013	Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$24.63	$25.27	$24.91

Income from investment operations:
Net investment income[b]	0.14	0.21	0.18
Net realized and unrealized gain (loss)[c]	0.01	(0.61)	0.31

Total from investment operations	0.15	(0.40)	0.49

Less distributions from:
Net investment income	(0.13)	(0.24)	(0.13)

Total distributions	(0.13)	(0.24)	(0.13)

Net asset value, end of period	$24.65	$24.63	$25.27

Total return	0.62%[d]	(1.57)%	1.99%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$133,087	$98,523	$232,446
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	1.13%	0.84%	1.00%
Portfolio turnover rate[f]	27%	37%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name	Diversification Classification
CMBS		Non-diversified
Core GNMA Bond	iShares GNMA Bond ETF	Non-diversified
Treasury Floating Rate Bond[a]		Non-diversified
Core U.S. Treasury Bond	iShares U.S. Treasury Bond ETF	Non-diversified

[a]	The Fund commenced operations on February 3, 2014.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Certain Funds may invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

The Funds invest a significant portion of their assets in fixed-income securities. Changes in market interest rates or economic conditions, including the Federal Reserve Bank’s decision in December 2013 to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
CMBS
Assets:
Collateralized Mortgage Obligations	$—	$88,788,268	$—	$88,788,268
Money Market Funds	538,389	—	—	538,389

	$538,389	$88,788,268	$—	$89,326,657

Core GNMA Bond
Assets:
U.S. Government Agency Obligations	$—	$34,108,791	$—	$34,108,791
Money Market Funds	18,833,008	—	—	18,833,008

	$18,833,008	$34,108,791	$—	$52,941,799

Treasury Floating Rate Bond
Assets:
U.S. Government Obligations	$—	$4,998,745	$—	$4,998,745
Money Market Funds	10,397	—	—	10,397

	$10,397	$4,998,745	$—	$5,009,142

Core U.S. Treasury Bond
Assets:
U.S. Government Obligations	$—	$132,181,161	$—	$132,181,161
Money Market Funds	58,715,045	—	—	58,715,045

	$58,715,045	$132,181,161	$—	$190,896,206

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Core GNMA Bond ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Such collateral is presented on the statement of assets and liabilities both as an asset (collateral pledged for TBA transactions) and a liability (due to broker for TBA collateral).

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of April 30, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of the Fund’s securities lending agreements which are subject to offset under an MSLA as of April 30, 2014:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core U.S. Treasury Bond	$57,053,454	$57,053,454	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
CMBS	0.25%
Core GNMA Bond	0.25
Treasury Floating Rate Bond	0.15
Core U.S. Treasury Bond	0.15

Effective June 12, 2014, for its investment advisory services to the iShares Core GNMA Bond ETF, BFA will be entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of the Fund.

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares Core GNMA Bond ETF through December 31, 2015 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other registered investment companies. In addition, BFA contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2013 in order to limit total annual total annual operating expenses to 0.20% of average daily net assets. In association with these agreements, for the six months ended April 30, 2014, BFA waived its investment advisory fees for the Fund in the amount of $7,767.

BFA has voluntarily waived a portion of its investment advisory fees for the iShares Core GNMA Bond ETF in the amount of $5,466.

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares Treasury Floating Rate Bond ETF through February 28, 2015 in an amount equal to 0.15%. After giving effect to the fee waiver, BFA received an investment advisory fee of 0.00% of the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 75% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

For the six months ended April 30, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Core U.S. Treasury Bond	$14,138

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In addition, commencing the business day following the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 (or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended April 30, 2014 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
CMBS	$—	$—	$18,513,896	$9,394,032
Core GNMA Bond	191,824,072	186,839,185	—	—
Treasury Floating Rate Bond	1,150,018	1,149,628	—	—
Core U.S. Treasury Bond	32,921,425	30,558,208	—	—

In-kind transactions (see Note 4) for the period ended April 30, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Treasury Floating Rate Bond	$4,998,850	$—
Core U.S. Treasury Bond	35,709,192	2,388,957

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2013, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
CMBS	$11,476
Core GNMA Bond	347,180
Core U.S. Treasury Bond	213,181

As of April 30, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CMBS	$88,495,059	$1,136,451	$(304,853)	$831,598
Core GNMA Bond	53,228,789	81,913	(368,903)	(286,990)
Treasury Floating Rate Bond	5,009,633	—	(491)	(491)
Core U.S. Treasury Bond	191,787,804	249,246	(1,140,844)	(891,598)

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

iShares Treasury Floating Rate Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on December 4-5, 2013, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including any proposed advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included, in part, mutual funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by an “at cost” service provider), as applicable. In support of its review of the statistical information, the Board was provided with a general description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in identifying comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the proposed investment advisory fee rate and overall expenses for the Fund were at the median of the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of fund pricing, the Board concluded that the proposed investment advisory fees and expense levels of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board noted that BFA is an indirect wholly-owned subsidiary of

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	39

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

BlackRock. The Board acknowledged that additional resources to support iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as risk management, investor education, product management, customized portfolio consulting support, and capital markets support. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two-year term, any adjustments in the Fund’s fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board further noted management’s assertion that the Fund’s investment advisory fee rate is at the median of the market place. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board considered certain information received at previous meetings regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts that have substantially the same investment objective and strategy as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different, generally more extensive, services provided to the iShares funds, as well as other significant differences in the approach of BFA and its affiliates to the iShares funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for investment companies, including the Fund, were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates, in the event of any lending of the Fund’s securities. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	41

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
CMBS	$0.495351	$—	$0.000772	$0.496123	100%	—%	0%[a]	100%
Core GNMA Bond	0.256383	—	—	0.256383	100	—	—	100
Core U.S. Treasury Bond	0.129844	—	0.001319	0.131163	99	—	1	100

[a]	Rounds to less than 1%.

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-105-0414

APRIL 30, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core Short-Term USD Bond ETF | ISTB | NYSE Arca

Fund Performance Overview

iSHARES® CORE SHORT-TERM USD BOND ETF

Performance as of April 30, 2014

The iShares Core Short-Term USD Bond ETF (the “Fund”) (formerly known as the iShares Core Short-Term U.S. Bond ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds with remaining maturities between one and five years, as represented by the Barclays U.S. Government/Credit 1-5 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 0.40%, net of fees, while the total return for the Index was 0.49%.

Special note — On June 3, 2014, the investment objective of the Fund will change to track a new underlying index, the Barclays US Universal 1-5 Year Index, which measures the performance of U.S. dollar-denominated bonds that are rated either investment grade or high yield with remaining maturities between one and five years.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.27%	0.49%	0.43%	0.27%	0.49%	0.43%
Since Inception	0.67%	0.86%	0.84%	1.02%	1.32%	1.29%

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,004.00	$0.60	$1,000.00	$1,024.20	$0.60	0.12%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

PORTFOLIO ALLOCATION

As of 4/30/14

Investment Type	Percentage of Total Investments*

U.S. Government Obligations	61.00%
Corporate Bonds & Notes	26.91
U.S. Government Agency Obligations	7.01
Foreign Agency Obligations	4.34
Foreign Government Obligations	0.74

TOTAL	100.00%

BOND CREDIT QUALITY

As of 4/30/14

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	73.08%
Aa1	0.97
Aa2	2.26
Aa3	1.79
A1	2.74
A2	3.60
A3	3.26
Baa1	4.68
Baa2	4.60
Baa3	2.25
Ba1	0.04
Ba2	0.16
Not Rated	0.57

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2013 and held through April 30, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE SHORT-TERM USD BOND ETF

April 30, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 26.71%

AEROSPACE & DEFENSE — 0.19%
Boeing Co. (The)
0.95%, 05/15/18	$50	$48,616
General Dynamics Corp.
1.00%, 11/15/17	25	24,592
Lockheed Martin Corp.
2.13%, 09/15/16	25	25,735
Northrop Grumman Corp.
1.75%, 06/01/18	25	24,696
United Technologies Corp.
1.80%, 06/01/17	125	127,512

		251,151
AIR FREIGHT & LOGISTICS — 0.17%
United Parcel Service Inc.
5.50%, 01/15/18	200	227,937

		227,937
BEVERAGES — 0.68%
Anheuser-Busch InBev Finance Inc.
0.80%, 01/15/16	50	50,195
1.25%, 01/17/18	25	24,702
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	40	40,158
1.38%, 07/15/17	50	50,298
7.75%, 01/15/19	100	124,263
Coca-Cola Co. (The)
1.65%, 11/01/18	100	98,920
Diageo Capital PLC
1.50%, 05/11/17	75	75,768
Dr Pepper Snapple Group Inc.
2.60%, 01/15/19	200	203,002
PepsiCo Inc.
0.70%, 02/26/16	50	50,117
1.25%, 08/13/17	200	200,612

		918,035
BIOTECHNOLOGY — 0.17%
Amgen Inc.
2.13%, 05/15/17	25	25,654
2.30%, 06/15/16	200	205,189

		230,843

Security	Principal (000s)	Value

CAPITAL MARKETS — 3.44%
Bank of New York Mellon Corp. (The)
2.10%, 08/01/18	$25	$25,059
2.10%, 01/15/19 (Call 12/15/18)	50	49,641
2.20%, 03/04/19 (Call 02/02/19)	50	49,928
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.55%, 01/22/17	50	55,450
6.40%, 10/02/17	200	230,916
Credit Suisse (USA) Inc.
5.85%, 08/16/16	100	110,766
Deutsche Bank AG London
6.00%, 09/01/17	200	227,716
European Investment Bank
0.50%, 08/15/16	425	424,115
0.63%, 04/15/16	50	50,163
1.00%, 07/15/15	250	252,225
1.00%, 12/15/17	320	317,103
1.00%, 03/15/18	100	98,530
1.00%, 06/15/18[a]	225	220,511
1.13%, 12/15/16	200	201,846
1.13%, 09/15/17	100	99,992
1.63%, 06/15/17	70	71,310
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	100	101,225
3.30%, 05/03/15	75	76,897
3.63%, 02/07/16	300	313,374
5.63%, 01/15/17	40	44,106
6.15%, 04/01/18[a]	325	372,106
International Finance Corp.
0.50%, 05/16/16	100	100,058
0.63%, 12/21/17	40	39,169
2.25%, 04/11/16	200	206,956
Jefferies Group LLC
3.88%, 11/09/15	20	20,767
5.13%, 04/13/18	50	54,451
Morgan Stanley
1.75%, 02/25/16	200	202,619
3.80%, 04/29/16	200	210,379
4.75%, 03/22/17	150	163,633

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

April 30, 2014

Security	Principal (000s)	Value

5.38%, 10/15/15	$100	$106,501
Nomura Holdings Inc.
2.00%, 09/13/16	100	100,994
State Street Corp.
1.35%, 05/15/18	50	49,009

		4,647,515
CHEMICALS — 0.30%
Dow Chemical Co. (The)
2.50%, 02/15/16	200	205,953
E.I. du Pont de Nemours and Co.
6.00%, 07/15/18	50	58,398
Eastman Chemical Co.
2.40%, 06/01/17	25	25,611
Ecolab Inc.
1.45%, 12/08/17	50	49,817
3.00%, 12/08/16	20	21,014
Praxair Inc.
0.75%, 02/21/16	50	50,071

		410,864
COMMERCIAL BANKS — 4.36%
Abbey National Treasury Services PLC
3.05%, 08/23/18	200	207,775
African Development Bank
1.13%, 03/15/17	200	201,227
Bank of Montreal
1.30%, 07/15/16	150	151,405
1.45%, 04/09/18 (Call 03/09/18)	25	24,658
Bank of Nova Scotia
2.05%, 10/07/15	50	51,091
2.05%, 10/30/18	200	199,987
Barclays Bank PLC
5.00%, 09/22/16	100	109,328
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	50	49,129
3.20%, 03/15/16 (Call 02/16/16)	100	104,060
BNP Paribas SA
2.38%, 09/14/17	250	256,704
3.60%, 02/23/16	100	104,857
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	100	100,535

Security	Principal (000s)	Value

1.55%, 01/23/18 (Call 12/23/17)	$25	$24,810
Commonwealth Bank of Australia
2.50%, 09/20/18	100	102,082
Corporacion Andina de Fomento
3.75%, 01/15/16	25	26,064
Council of Europe Development Bank
1.25%, 09/22/16	50	50,622
1.50%, 06/19/17	32	32,424
European Bank for Reconstruction and Development
0.75%, 09/01/17	150	148,378
1.00%, 02/16/17	32	32,130
1.63%, 11/15/18	100	100,088
Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	50	49,837
3.63%, 01/25/16	100	104,498
HSBC USA Inc.
1.63%, 01/16/18	100	99,689
Huntington Bancshares Inc.
2.60%, 08/02/18 (Call 07/02/18)	200	201,168
Intesa Sanpaolo SpA
2.38%, 01/13/17	200	201,671
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	200	200,757
3.75%, 08/13/15	50	51,833
Lloyds Bank PLC
4.88%, 01/21/16	50	53,522
Nordic Investment Bank
0.50%, 04/14/16	200	200,227
1.00%, 03/07/17	50	50,214
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[b]	200	207,524
Rabobank Nederland
2.13%, 10/13/15	75	76,714
3.38%, 01/19/17	100	105,920
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	25	24,635

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Royal Bank of Canada
1.50%, 01/16/18[a]	$150	$148,863
2.30%, 07/20/16	100	103,135
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	160	163,412
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	25	25,815
SunTrust Banks Inc.
3.60%, 04/15/16 (Call 03/15/16)	50	52,338
Toronto-Dominion Bank (The)
2.38%, 10/19/16	45	46,649
2.63%, 09/10/18	100	102,926
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	50	50,543
1.95%, 11/15/18 (Call 10/15/18)	200	199,468
UBS AG Stamford
5.88%, 12/20/17	200	228,748
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	50	55,453
Wells Fargo & Co.
1.25%, 07/20/16	300	302,365
1.50%, 07/01/15	115	116,241
1.50%, 01/16/18	250	247,927
2.15%, 01/15/19[a]	30	30,064
Westpac Banking Corp.
1.05%, 11/25/16	200	200,049
1.13%, 09/25/15	110	110,850

		5,890,409
COMMERCIAL SERVICES & SUPPLIES — 0.02%
Waste Management Inc.
2.60%, 09/01/16	25	25,938

		25,938
COMMUNICATIONS EQUIPMENT — 0.16%
Cisco Systems Inc.
1.10%, 03/03/17	50	50,091
4.95%, 02/15/19	100	112,037
5.50%, 02/22/16	50	54,409

		216,537

Security	Principal (000s)	Value

COMPUTERS & PERIPHERALS — 0.34%
Apple Inc.
0.45%, 05/03/16	$200	$199,561
1.00%, 05/03/18	25	24,381
EMC Corp.
1.88%, 06/01/18	25	25,072
Hewlett-Packard Co.
2.60%, 09/15/17	25	25,855
3.00%, 09/15/16	100	104,435
5.40%, 03/01/17	50	55,499
NetApp Inc.
2.00%, 12/15/17	25	25,390

		460,193
CONSTRUCTION MATERIALS — 0.03%
CRH America Inc.
6.00%, 09/30/16	35	38,843

		38,843
CONSUMER FINANCE — 1.54%
American Express Co.
1.55%, 05/22/18[a]	350	346,568
American Express Credit Corp.
1.75%, 06/12/15	25	25,335
2.38%, 03/24/17	75	77,774
American Honda Finance Corp.
1.13%, 10/07/16	50	50,306
Capital One Financial Corp.
1.00%, 11/06/15	100	100,045
2.45%, 04/24/19 (Call 03/24/19)	100	100,269
Caterpillar Financial Services Corp.
0.70%, 02/26/16	50	50,135
1.35%, 09/06/16	200	202,457
2.05%, 08/01/16	50	51,142
Ford Motor Credit Co. LLC
3.00%, 06/12/17	200	208,627
3.98%, 06/15/16	100	105,988
4.21%, 04/15/16	100	106,054
HSBC Finance Corp.
5.00%, 06/30/15	80	83,769
John Deere Capital Corp.
0.70%, 09/04/15	40	40,134
1.95%, 12/13/18	100	99,992
2.25%, 06/07/16	50	51,644

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

April 30, 2014

Security	Principal (000s)	Value

5.75%, 09/10/18	$25	$28,858
PACCAR Financial Corp.
0.80%, 02/08/16	15	15,021
Toyota Motor Credit Corp.
0.80%, 05/17/16	200	200,729
0.88%, 07/17/15	30	30,147
1.25%, 10/05/17	25	24,871
2.10%, 01/17/19	25	25,132
2.80%, 01/11/16	50	51,877

		2,076,874
DIVERSIFIED FINANCIAL SERVICES — 3.58%
Bank of America Corp.
1.25%, 01/11/16	50	50,276
1.35%, 11/21/16	100	99,949
2.65%, 04/01/19	50	50,202
3.70%, 09/01/15	75	77,858
5.75%, 12/01/17	200	225,993
6.00%, 09/01/17	75	85,002
6.05%, 05/16/16	100	109,177
6.50%, 08/01/16	275	306,729
6.88%, 04/25/18	300	353,188
BP Capital Markets PLC
1.38%, 05/10/18	25	24,607
1.85%, 05/05/17	25	25,510
3.13%, 10/01/15	250	259,106
Citigroup Inc.
1.25%, 01/15/16	125	125,484
1.30%, 11/15/16	100	99,825
1.70%, 07/25/16	200	202,239
1.75%, 05/01/18	125	123,181
2.25%, 08/07/15	95	96,647
2.55%, 04/08/19	50	50,111
4.75%, 05/19/15	50	52,066
5.50%, 02/15/17	25	27,573
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[c]	50	55,375
General Electric Capital Corp.
1.00%, 01/08/16	50	50,318
1.63%, 07/02/15	395	400,173
1.63%, 04/02/18[a]	25	24,909
2.30%, 04/27/17	170	175,197

Security	Principal (000s)	Value

IntercontinentalExchange Group Inc.
2.50%, 10/15/18	$50	$50,779
International Bank for Reconstruction and Development
0.38%, 11/16/15	50	50,056
0.50%, 04/15/16	85	85,105
2.13%, 03/15/16[a]	250	257,958
2.38%, 05/26/15	100	102,293
Series GDIF
1.88%, 03/15/19	275	277,236
J.P. Morgan Chase & Co.
1.10%, 10/15/15	275	276,429
1.13%, 02/26/16	50	50,211
1.80%, 01/25/18	200	199,771
3.45%, 03/01/16	60	62,786
6.13%, 06/27/17	50	56,629
6.30%, 04/23/19	100	118,033
National Rural Utilities Cooperative Finance Corp.
2.15%, 02/01/19 (Call 01/01/19)	100	99,904

		4,837,885
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.03%
AT&T Inc.
0.90%, 02/12/16	50	50,114
1.60%, 02/15/17	100	101,108
1.70%, 06/01/17	25	25,267
2.30%, 03/11/19	125	125,390
2.95%, 05/15/16	200	208,470
5.50%, 02/01/18	25	28,328
British Telecommunications PLC
1.63%, 06/28/16	200	202,789
Embarq Corp.
7.08%, 06/01/16	25	27,875
Telefonica Emisiones SAU
3.99%, 02/16/16	50	52,585
6.22%, 07/03/17	25	28,430
Verizon Communications Inc.
2.50%, 09/15/16	200	207,013
3.00%, 04/01/16[a]	200	208,468
3.65%, 09/14/18	125	133,416

		1,399,253

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

April 30, 2014

Security	Principal (000s)	Value

ELECTRIC UTILITIES — 0.89%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	$25	$24,787
Berkshire Hathaway Energy Co.
5.75%, 04/01/18	25	28,533
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	200	200,423
Duke Energy Carolinas LLC
1.75%, 12/15/16	50	50,981
Duke Energy Corp.
1.63%, 08/15/17	90	90,547
Florida Power & Light Co.
5.55%, 11/01/17	25	28,426
Georgia Power Co.
0.75%, 08/10/15	35	35,080
Jersey Central Power & Light Co.
5.63%, 05/01/16	50	54,183
Nevada Power Co.
6.50%, 08/01/18	100	118,192
NextEra Energy Capital Holdings Inc.
6.35%, 10/01/66 (Call 10/01/16)[c]	25	24,500
Nisource Finance Corp.
6.40%, 03/15/18	25	28,915
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	75	74,121
Progress Energy Inc.
7.05%, 03/15/19	50	60,625
Southern California Edison Co.
5.00%, 01/15/16	50	53,417
Southern Co. (The)
2.45%, 09/01/18	100	102,018
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	25	24,615
Xcel Energy Inc.
0.75%, 05/09/16	200	198,642

		1,198,005

Security	Principal (000s)	Value

ELECTRICAL EQUIPMENT — 0.06%
Eaton Corp. PLC
1.50%, 11/02/17	$75	$75,065
Tyco Electronics Group SA
2.38%, 12/17/18 (Call 11/17/18)	10	9,975

		85,040
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.02%
Jabil Circuit Inc.
8.25%, 03/15/18	25	29,500

		29,500
ENERGY EQUIPMENT & SERVICES — 0.22%
Cameron International Corp.
1.15%, 12/15/16	50	50,038
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)[a]	50	50,276
Nabors Industries Inc.
6.15%, 02/15/18	25	28,393
Transocean Inc.
5.05%, 12/15/16	70	76,119
Weatherford International Inc.
6.35%, 06/15/17	25	28,516
Weatherford International Ltd.
9.63%, 03/01/19	50	65,690

		299,032
FOOD & STAPLES RETAILING — 0.50%
Costco Wholesale Corp.
1.13%, 12/15/17	25	24,824
CVS Caremark Corp.
2.25%, 12/05/18 (Call 11/05/18)	100	100,851
5.75%, 06/01/17	15	16,984
Kroger Co. (The)
2.20%, 01/15/17	20	20,464
2.30%, 01/15/19 (Call 12/15/18)	50	50,062
Wal-Mart Stores Inc.
0.60%, 04/11/16	250	250,433
1.95%, 12/15/18	75	75,357
5.80%, 02/15/18	50	57,726

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Walgreen Co.
1.80%, 09/15/17	$25	$25,242
5.25%, 01/15/19	50	56,680

		678,623
FOOD PRODUCTS — 0.28%
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	25	26,054
ConAgra Foods Inc.
1.90%, 01/25/18	75	75,049
General Mills Inc.
5.70%, 02/15/17	25	28,036
Kellogg Co.
3.25%, 05/21/18	50	52,003
Kraft Foods Group Inc.
1.63%, 06/04/15	50	50,491
Mondelez International Inc.
4.13%, 02/09/16	25	26,450
6.13%, 02/01/18	100	115,096

		373,179
GAS UTILITIES — 0.17%
Southern Natural Gas Co. LLC
5.90%, 04/01/17[d]	200	223,469

		223,469
HEALTH CARE EQUIPMENT & SUPPLIES — 0.27%
Baxter International Inc.
1.85%, 01/15/17	25	25,529
1.85%, 06/15/18	50	49,957
Boston Scientific Corp.
2.65%, 10/01/18	200	202,825
Covidien International Finance SA
1.35%, 05/29/15	15	15,101
Medtronic Inc.
0.88%, 02/27/17	50	49,806
Stryker Corp.
2.00%, 09/30/16	25	25,691

		368,909
HEALTH CARE PROVIDERS & SERVICES — 0.59%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	50	50,076
Cardinal Health Inc.
1.70%, 03/15/18	25	24,868

Security	Principal (000s)	Value

Express Scripts Holding Co.
2.65%, 02/15/17	$25	$25,967
3.50%, 11/15/16	200	211,880
Humana Inc.
6.30%, 08/01/18	25	28,980
McKesson Corp.
1.40%, 03/15/18	100	97,622
UnitedHealth Group Inc.
1.40%, 10/15/17	50	49,992
1.88%, 11/15/16	200	204,831
6.00%, 02/15/18	25	28,738
WellPoint Inc.
1.25%, 09/10/15	30	30,255
2.30%, 07/15/18	50	50,578

		803,787
HOTELS, RESTAURANTS & LEISURE — 0.13%
Darden Restaurants Inc.
6.20%, 10/15/17	50	57,095
McDonald’s Corp.
0.75%, 05/29/15	15	15,053
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	75	74,602
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	25	25,267

		172,017
HOUSEHOLD PRODUCTS — 0.15%
Colgate-Palmolive Co.
1.30%, 01/15/17	25	25,176
1.75%, 03/15/19	25	24,732
Procter & Gamble Co. (The)
1.45%, 08/15/16	50	50,861
1.80%, 11/15/15	50	50,902
4.70%, 02/15/19	50	56,375

		208,046
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.06%
Constellation Energy Group Inc.
4.55%, 06/15/15	50	51,992
Exelon Generation Co. LLC
6.20%, 10/01/17	25	28,491

		80,483

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

April 30, 2014

Security	Principal (000s)	Value

INDUSTRIAL CONGLOMERATES — 0.30%
3M Co.
1.00%, 06/26/17	$100	$99,676
Danaher Corp.
2.30%, 06/23/16	50	51,678
General Electric Co.
0.85%, 10/09/15	200	201,001
5.25%, 12/06/17	25	28,266
Koninklijke Philips NV
5.75%, 03/11/18	20	22,828

		403,449
INSURANCE — 0.67%
Aflac Inc.
2.65%, 02/15/17	50	52,004
American International Group Inc.
5.85%, 01/16/18	100	114,147
8.25%, 08/15/18	100	124,852
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	40	40,471
Berkshire Hathaway Inc.
1.55%, 02/09/18	75	74,968
1.90%, 01/31/17	100	102,419
Genworth Holdings Inc.
6.52%, 05/22/18	50	57,739
Hartford Financial Services Group Inc. (The)
5.38%, 03/15/17	50	55,345
Lincoln National Corp.
7.00%, 05/17/66 (Call 05/17/16)[c]	25	25,875
MetLife Inc.
1.76%, 12/15/17	50	50,394
6.75%, 06/01/16	40	44,756
Prudential Financial Inc. Series D
4.75%, 09/17/15	80	84,411
Travelers Companies Inc. (The)
5.80%, 05/15/18	50	57,480
XLIT Ltd.
2.30%, 12/15/18	25	24,889

		909,750
INTERNET & CATALOG RETAIL — 0.04%
Amazon.com Inc.
1.20%, 11/29/17	50	49,557

		49,557

Security	Principal (000s)	Value

INTERNET SOFTWARE & SERVICES — 0.02%
eBay Inc.
1.35%, 07/15/17	$25	$25,020

		25,020
IT SERVICES — 0.19%
International Business Machines Corp.
1.25%, 02/08/18	100	98,936
5.70%, 09/14/17	100	113,696
Western Union Co. (The)
2.88%, 12/10/17	50	50,894

		263,526
LIFE SCIENCES TOOLS & SERVICES — 0.05%
Thermo Fisher Scientific Inc.
1.30%, 02/01/17	50	50,061
2.25%, 08/15/16	20	20,559

		70,620
MACHINERY — 0.04%
Illinois Tool Works Inc.
0.90%, 02/25/17	50	49,786

		49,786
MEDIA — 0.57%
21st Century Fox America Inc.
6.90%, 03/01/19	50	60,483
Comcast Corp.
5.70%, 05/15/18	100	115,204
5.90%, 03/15/16	40	43,885
6.30%, 11/15/17	50	58,214
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	50	51,367
3.50%, 03/01/16	65	67,956
Historic TW Inc.
6.88%, 06/15/18	25	29,764
NBCUniversal Media LLC
2.88%, 04/01/16	50	52,096
Thomson Reuters Corp.
0.88%, 05/23/16	25	24,977
Time Warner Cable Inc.
5.85%, 05/01/17	50	56,586
8.75%, 02/14/19	50	63,929
Time Warner Inc.
3.15%, 07/15/15	25	25,758

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Viacom Inc.
2.50%, 09/01/18	$50	$50,883
Walt Disney Co. (The)
1.10%, 12/01/17	75	74,334

		775,436
METALS & MINING — 0.28%
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17	100	101,660
Freeport-McMoRan Copper & Gold Inc.
2.38%, 03/15/18	50	50,264
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)	75	75,400
2.25%, 12/14/18 (Call 11/14/18)	100	100,509
Teck Resources Ltd.
2.50%, 02/01/18	25	25,240
Vale Overseas Ltd.
6.25%, 01/23/17	25	27,909

		380,982
MULTI-UTILITIES — 0.32%
Dominion Resources Inc. Series A
1.40%, 09/15/17	100	99,070
Series C
5.15%, 07/15/15	50	52,653
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)	25	24,964
Public Service Electric & Gas Co.
2.30%, 09/15/18 (Call 08/15/18)	200	202,276
Sempra Energy
2.30%, 04/01/17	25	25,587
6.15%, 06/15/18	25	28,965

		433,515
MULTILINE RETAIL — 0.08%
Target Corp.
5.38%, 05/01/17	100	112,031

		112,031

Security	Principal (000s)	Value

OFFICE ELECTRONICS — 0.09%
Xerox Corp.
2.75%, 03/15/19	$50	$50,658
2.95%, 03/15/17	20	20,838
6.40%, 03/15/16	50	55,024

		126,520
OIL, GAS & CONSUMABLE FUELS — 1.46%
Anadarko Petroleum Corp.
6.38%, 09/15/17	75	86,697
Apache Corp.
1.75%, 04/15/17	50	50,745
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	25	24,956
Canadian Natural Resources Ltd.
5.70%, 05/15/17	20	22,483
Chevron Corp.
0.89%, 06/24/16	50	50,318
1.72%, 06/24/18 (Call 05/24/18)	100	100,221
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	150	148,232
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	100	100,510
Energy Transfer Partners LP
6.70%, 07/01/18	50	58,040
Enterprise Products Operating LLC
1.25%, 08/13/15	25	25,169
3.20%, 02/01/16	25	26,031
Series L
6.30%, 09/15/17	25	28,864
EOG Resources Inc.
2.50%, 02/01/16	50	51,491
Hess Corp.
8.13%, 02/15/19	50	62,664
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	20	20,898
5.95%, 02/15/18	100	113,942
Marathon Oil Corp.
0.90%, 11/01/15	25	25,052
Occidental Petroleum Corp.
1.75%, 02/15/17	70	71,121

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

April 30, 2014

Security	Principal (000s)	Value

ONEOK Partners LP
2.00%, 10/01/17 (Call 07/01/17)	$25	$25,242
3.20%, 09/15/18 (Call 08/15/18)	25	25,912
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	25	26,312
Phillips 66
2.95%, 05/01/17	20	20,935
Plains All American Pipeline LP/PAA Finance Corp.
6.13%, 01/15/17	100	112,742
Shell International Finance BV
1.13%, 08/21/17	75	74,806
2.00%, 11/15/18	75	75,548
3.10%, 06/28/15	25	25,744
Suncor Energy Inc.
6.10%, 06/01/18	25	28,966
Total Capital International SA
0.75%, 01/25/16	40	40,103
1.00%, 08/12/16	200	201,036
Total Capital SA
2.30%, 03/15/16	50	51,532
TransCanada PipeLines Ltd.
0.75%, 01/15/16	100	100,135
Valero Energy Corp.
9.38%, 03/15/19	50	65,589
Williams Partners LP
7.25%, 02/01/17	25	28,781

		1,970,817
PAPER & FOREST PRODUCTS — 0.20%
International Paper Co.
7.95%, 06/15/18	225	275,893

		275,893
PERSONAL PRODUCTS — 0.04%
Avon Products Inc.
2.38%, 03/15/16	50	50,878

		50,878
PHARMACEUTICALS — 0.88%
AbbVie Inc.
1.20%, 11/06/15	100	100,933
1.75%, 11/06/17	75	75,576

Security	Principal (000s)	Value

Actavis Inc.
1.88%, 10/01/17	$25	$25,165
Eli Lilly and Co.
1.95%, 03/15/19	25	24,894
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	25	25,014
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	15	15,050
1.50%, 05/08/17	200	201,746
Johnson & Johnson
1.65%, 12/05/18	50	49,974
Merck & Co. Inc.
1.30%, 05/18/18[a]	225	221,394
4.00%, 06/30/15	15	15,601
Novartis Securities Investment Ltd.
5.13%, 02/10/19	50	57,003
Pfizer Inc.
0.90%, 01/15/17	150	148,786
Sanofi
2.63%, 03/29/16	220	228,494

		1,189,630
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.60%
American Tower Corp.
3.40%, 02/15/19	50	51,626
7.00%, 10/15/17	25	29,103
ARC Properties Operating Partnership LP/Clark Acquisition LLC
3.00%, 02/06/19 (Call 01/06/19)[a,d]	50	50,148
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	50	53,199
ERP Operating LP
5.38%, 08/01/16	50	54,889
HCP Inc.
3.75%, 02/01/16	20	20,926
6.00%, 01/30/17	50	56,386
Health Care REIT Inc.
3.63%, 03/15/16	50	51,840
Kimco Realty Corp.
5.78%, 03/15/16	200	217,619

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	$75	$76,957
5.10%, 06/15/15	100	104,886
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	50	50,229

		817,808
ROAD & RAIL — 0.31%
Burlington Northern Santa Fe Corp.
5.75%, 03/15/18	200	228,919
CSX Corp.
6.25%, 03/15/18[a]	100	115,954
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	50	50,355
2.50%, 03/01/17 (Call 02/01/17)	20	20,523

		415,751
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.30%
Altera Corp.
2.50%, 11/15/18	100	100,807
Intel Corp.
1.35%, 12/15/17	200	199,754
1.95%, 10/01/16	25	25,711
KLA-Tencor Corp.
6.90%, 05/01/18	25	29,265
Texas Instruments Inc.
2.38%, 05/16/16	50	51,777

		407,314
SOFTWARE — 0.31%
Microsoft Corp.
1.63%, 09/25/15	25	25,438
1.63%, 12/06/18	200	199,500
Oracle Corp.
1.20%, 10/15/17	75	74,660
5.75%, 04/15/18	100	115,298

		414,896
SPECIALTY RETAIL — 0.12%
AutoZone Inc.
1.30%, 01/13/17	25	25,056
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)	50	51,022
5.40%, 03/01/16	50	54,359

Security	Principal (000s)	Value

Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	$25	$25,381

		155,818
TOBACCO — 0.18%
Altria Group Inc.
4.13%, 09/11/15	25	26,151
9.70%, 11/10/18	50	65,860
Philip Morris International Inc.
1.13%, 08/21/17	50	49,758
1.88%, 01/15/19	50	49,694
2.50%, 05/16/16	20	20,753
Reynolds American Inc.
1.05%, 10/30/15	25	25,067

		237,283
TRADING COMPANIES & DISTRIBUTORS — 0.18%
Air Lease Corp.
5.63%, 04/01/17	25	27,611
International Lease Finance Corp.
6.75%, 09/01/16[d]	200	221,500

		249,111
WIRELESS TELECOMMUNICATION SERVICES — 0.13%
Rogers Communications Inc.
6.80%, 08/15/18	25	29,702
Vodafone Group PLC
1.25%, 09/26/17	45	44,547
1.50%, 02/19/18	100	98,969

		173,218

TOTAL CORPORATE BONDS & NOTES
(Cost: $35,961,791)		36,110,976

FOREIGN AGENCY OBLIGATIONS[e] — 4.31%

AUSTRIA — 0.13%
Oesterreichische Kontrollbank AG
0.75%, 12/15/16	100	99,788
1.13%, 07/06/15	32	32,316
1.13%, 05/29/18	50	49,297

		181,401
BRAZIL — 0.25%
Petrobras Global Finance BV
2.00%, 05/20/16	50	49,830
Petrobras International Finance Co.
3.50%, 02/06/17[a]	40	40,840

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

April 30, 2014

Security	Principal (000s)	Value

5.88%, 03/01/18[a]	$50	$53,885
6.13%, 10/06/16	75	81,149
7.88%, 03/15/19	100	115,978

		341,682
CANADA — 1.23%
British Columbia (Province of)
1.20%, 04/25/17[a]	25	25,174
Export Development Canada
0.50%, 09/15/15	35	35,093
0.75%, 12/15/17[a]	375	369,025
Hydro-Quebec
1.38%, 06/19/17	100	100,696
Manitoba (Province of)
4.90%, 12/06/16	50	55,245
Ontario (Province of)
0.95%, 05/26/15[a]	100	100,711
1.00%, 07/22/16	400	402,876
1.20%, 02/14/18	35	34,689
4.75%, 01/19/16[a]	50	53,679
Quebec (Province of)
5.13%, 11/14/16	432	478,585

		1,655,773
GERMANY — 1.36%
FMS Wertmanagement AoeR
1.63%, 11/20/18	200	199,870
KfW
0.50%, 09/30/15	50	50,140
0.50%, 04/19/16	575	575,517
0.63%, 12/15/16	200	199,292
1.25%, 10/26/15	100	101,395
1.25%, 02/15/17	75	75,807
2.00%, 06/01/16	50	51,530
Series G
4.38%, 03/15/18	230	255,883
Landwirtschaftliche Rentenbank
0.88%, 09/12/17	70	69,501
2.13%, 07/15/16	250	258,425

		1,837,360
JAPAN — 0.15%
Japan Bank for International Cooperation
1.75%, 07/31/18	200	200,733

		200,733

Security	Principal (000s)	Value

MEXICO — 0.20%
Petroleos Mexicanos
3.50%, 07/18/18[a]	$230	$238,050
5.75%, 03/01/18	25	27,837

		265,887
NORWAY — 0.18%
Statoil ASA
1.80%, 11/23/16	200	204,699
3.13%, 08/17/17	32	33,872

		238,571
SUPRANATIONAL — 0.63%
Asian Development Bank
0.50%, 08/17/15	70	70,195
0.50%, 06/20/16	200	199,931
1.13%, 03/15/17	85	85,570
Inter-American Development Bank
0.88%, 11/15/16	300	301,109
1.13%, 03/15/17	60	60,411
1.38%, 10/18/16	50	50,829
4.25%, 09/10/18	75	83,547

		851,592
SWEDEN — 0.18%
Svensk Exportkredit AB
1.13%, 04/05/18	200	196,840
1.75%, 05/30/17	50	50,990

		247,830

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $5,813,977)		5,820,829

FOREIGN GOVERNMENT OBLIGATIONS[e] — 0.74%

BRAZIL — 0.11%
Brazil (Federative Republic of)
8.00%, 01/15/18	133	149,333

		149,333
CANADA — 0.10%
Canada (Government of)
0.88%, 02/14/17	35	35,070
1.63%, 02/27/19	100	99,793

		134,863

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

April 30, 2014

Security	Principal (000s)	Value

COLOMBIA — 0.09%
Colombia (Republic of)
7.38%, 01/27/17	$100	$115,000

		115,000
ITALY — 0.12%
Italy (Republic of)
5.38%, 06/12/17	150	165,429

		165,429
MEXICO — 0.13%
United Mexican States
5.63%, 01/15/17	100	111,800
11.38%, 09/15/16	50	62,875

		174,675
PHILIPPINES — 0.02%
Philippines (Republic of the)
9.38%, 01/18/17	25	30,250

		30,250
TURKEY — 0.17%
Turkey (Republic of)
7.00%, 09/26/16	100	110,414
7.00%, 03/11/19	100	114,192

		224,606

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $984,069)		994,156

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 67.52%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.97%
Federal Home Loan Banks
0.38%, 02/19/16[a]	1,000	1,000,549
0.38%, 06/24/16	600	598,495
0.50%, 11/20/15	300	301,146
0.63%, 12/28/16	300	299,074
1.00%, 06/21/17[a]	175	175,227
Federal Home Loan Mortgage Corp.
0.50%, 05/13/16	400	400,429
0.88%, 10/14/16[a]	1,055	1,060,647
0.88%, 03/07/18	860	845,174
1.00%, 09/29/17	100	99,622
Federal National Mortgage Association
0.38%, 07/05/16	600	598,298

Security	Principal (000s)	Value

0.50%, 05/27/15[a]	$900	$903,453
0.50%, 09/28/15	300	301,040
0.50%, 03/30/16	200	200,423
0.63%, 08/26/16	200	200,175
0.88%, 02/08/18	250	246,009
0.88%, 05/21/18	370	362,226
1.88%, 09/18/18[a]	1,050	1,064,303
1.88%, 02/19/19[a]	750	756,544

		9,412,834
U.S. GOVERNMENT OBLIGATIONS — 60.55%
U.S. Treasury Bonds
7.25%, 05/15/16[a]	425	483,646
9.13%, 05/15/18	250	327,220
U.S. Treasury Notes
0.25%, 05/15/15[a]	1,800	1,802,466
0.25%, 07/15/15	1,340	1,341,568
0.25%, 09/15/15	1,150	1,151,024
0.25%, 12/15/15	500	499,855
0.25%, 04/15/16[a]	500	498,555
0.25%, 05/15/16[a]	585	582,789
0.38%, 06/15/15	970	972,648
0.38%, 06/30/15	600	601,638
0.38%, 08/31/15	500	501,310
0.38%, 11/15/15	450	450,936
0.38%, 01/15/16[a]	750	750,975
0.38%, 02/15/16[a]	600	600,510
0.38%, 03/15/16	400	400,084
0.50%, 06/15/16	1,800	1,801,026
0.50%, 07/31/17	500	491,910
0.63%, 07/15/16	500	501,185
0.63%, 08/15/16	1,400	1,402,366
0.63%, 10/15/16	2,350	2,349,483
0.63%, 11/15/16	6,500	6,492,330
0.63%, 12/15/16	1,100	1,097,602
0.63%, 04/30/18	400	389,060
0.75%, 06/30/17	1,800	1,787,904
0.75%, 10/31/17[a]	400	394,928
0.75%, 12/31/17	550	541,244
0.75%, 02/28/18[a]	210	205,983
0.75%, 03/31/18	225	220,291
0.88%, 09/15/16[a]	1,300	1,308,697
0.88%, 11/30/16	700	703,423
0.88%, 01/31/18	250	246,762

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

April 30, 2014

Security	Principal or Shares (000s)	Value

1.00%, 09/30/16[a]	$500	$504,750
1.00%, 10/31/16[a]	1,900	1,916,568
1.25%, 09/30/15	200	202,982
1.25%, 10/31/15	1,700	1,725,993
1.25%, 10/31/18	1,150	1,135,901
1.25%, 11/30/18	2,000	1,972,020
1.38%, 11/30/15[a]	1,200	1,221,372
1.38%, 06/30/18[a]	1,920	1,918,003
1.38%, 11/30/18[a]	800	794,080
1.38%, 12/31/18	500	495,435
1.38%, 02/28/19	850	839,664
1.50%, 06/30/16[a]	2,100	2,145,465
1.50%, 08/31/18[a]	1,180	1,181,510
1.50%, 01/31/19	1,300	1,293,045
1.50%, 02/28/19[a]	2,450	2,434,295
1.75%, 07/31/15	800	815,904
2.13%, 02/29/16[a]	1,000	1,032,620
2.25%, 11/30/17	400	415,396
2.25%, 07/31/18	750	775,575
2.38%, 03/31/16	1,050	1,090,226
2.38%, 06/30/18[a]	3,050	3,173,372
2.50%, 04/30/15	1,825	1,868,563
2.75%, 05/31/17	600	633,336
3.25%, 07/31/16	2,850	3,024,334
3.25%, 12/31/16[a]	3,500	3,734,500
4.25%, 08/15/15[a]	5,200	5,474,039
4.50%, 11/15/15	300	319,605
4.50%, 02/15/16	1,520	1,633,726
4.63%, 02/15/17	2,800	3,098,284
4.88%, 08/15/16[a]	1,430	1,571,341
8.88%, 08/15/17	2,000	2,509,280

		81,850,602

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $91,208,346)		91,263,436

SHORT-TERM INVESTMENTS — 23.93%

MONEY MARKET FUNDS — 23.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,f,g]	27,930	27,930,359
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,f,g]	2,151	2,151,270

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,f]	2,272	$2,272,082

		32,353,711

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,353,711)		32,353,711

TOTAL INVESTMENTS IN SECURITIES — 123.21%
(Cost: $166,321,894)		166,543,108
Other Assets, Less Liabilities — (23.21)%		(31,369,265)

NET ASSETS — 100.00%		$135,173,843

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	Variable rate security. Rate shown is as of report date.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Investments are denominated in U.S. dollars.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	19

Statement of Assets and Liabilities (Unaudited)

iSHARES® CORE SHORT-TERM USD BOND ETF

April 30, 2014

ASSETS
Investments, at cost:
Unaffiliated	$133,760,678
Affiliated (Note 2)	32,561,216

Total cost of investments	$166,321,894

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$133,981,873
Affiliated (Note 2)	32,561,235

Total fair value of investments	166,543,108
Cash	1,232
Receivables:
Investment securities sold	54,056
Interest	689,545

Total Assets	167,287,941

LIABILITIES
Payables:
Investment securities purchased	2,019,268
Collateral for securities on loan (Note 1)	30,081,629
Investment advisory fees (Note 2)	13,201

Total Liabilities	32,114,098

NET ASSETS	$135,173,843

Net assets consist of:
Paid-in capital	$134,871,190
Undistributed net investment income	94,254
Accumulated net realized loss	(12,815)
Net unrealized appreciation	221,214

NET ASSETS	$135,173,843

Shares outstanding[b]	1,350,000

Net asset value per share	$100.13

[a]	Securities on loan with a value of $29,502,013. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® CORE SHORT-TERM USD BOND ETF

Six months ended April 30, 2014

NET INVESTMENT INCOME
Interest — unaffiliated	$474,587
Interest — affiliated (Note 2)	777
Securities lending income — affiliated (Note 2)	13,842

Total investment income	489,206

EXPENSES
Investment advisory fees (Note 2)	62,220

Total expenses	62,220

Net investment income	426,986

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	756

Net realized gain	756

Net change in unrealized appreciation/depreciation	46,338

Net realized and unrealized gain	47,094

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$474,080

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets

iSHARES® CORE SHORT-TERM USD BOND ETF

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$426,986	$212,094
Net realized gain (loss)	756	(13,571)
Net change in unrealized appreciation/depreciation	46,338	168,760

Net increase in net assets resulting from operations	474,080	367,283

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(373,039)	(174,076)

Total distributions to shareholders	(373,039)	(174,076)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	69,999,470	44,876,133
Cost of shares redeemed	—	(5,026,913)

Net increase in net assets from capital share transactions	69,999,470	39,849,220

INCREASE IN NET ASSETS	70,100,511	40,042,427

NET ASSETS
Beginning of period	65,073,332	25,030,905

End of period	$135,173,843	$65,073,332

Undistributed net investment income included in net assets at end of period	$94,254	$40,307

SHARES ISSUED AND REDEEMED
Shares sold	700,000	450,000
Shares redeemed	—	(50,000)

Net increase in shares outstanding	700,000	400,000

See notes to financial statements.

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® CORE SHORT-TERM USD BOND ETF

(For a share outstanding throughout each period)

	Six months ended Apr. 30, 2014 (Unaudited)	Year ended Oct. 31, 2013	Period from Oct. 18, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$100.11	$100.12	$100.00

Income from investment operations:
Net investment income[b]	0.41	0.61	0.01
Net realized and unrealized gain (loss)[c]	(0.01)	(0.11)	0.11

Total from investment operations	0.40	0.50	0.12

Less distributions from:
Net investment income	(0.38)	(0.51)	—

Total distributions	(0.38)	(0.51)	—

Net asset value, end of period	$100.13	$100.11	$100.12

Total return	0.40%[d]	0.50%	0.12%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$135,174	$65,073	$25,031
Ratio of expenses to average net assets[e]	0.12%	0.12%	0.12%
Ratio of net investment income to average net assets[e]	0.82%	0.61%	0.26%
Portfolio turnover rate[f]	18%	56%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Notes to Financial Statements (Unaudited)

iSHARES® CORE SHORT-TERM USD BOND ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Core Short-Term USD Bond[a]	Diversified

[a]	Formerly known as the iShares Core Short-Term U.S. Bond ETF.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Fund may invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

The Fund invests a significant portion of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the Federal Reserve Bank’s decision in December 2013 to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of April 30, 2014. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

	Investments
Investment Type	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds & Notes	$—	$36,110,976	$—	$36,110,976
Foreign Agency Obligations	—	5,820,829	—	5,820,829
Foreign Government Obligations	—	994,156	—	994,156
U.S. Government & Agency Obligations	—	91,263,436	—	91,263,436
Money Market Funds	32,353,711	—	—	32,353,711

	$32,353,711	$134,189,397	$—	$166,543,108

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of April 30, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedule of investments. The value of any securities on loan as of April 30, 2014 and the value of the related collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. The Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of the Fund’s securities lending agreements which are subject to offset under an MSLA as of April 30, 2014:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core Short-Term USD Bond	$29,502,013	$29,502,013	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in the Fund’s statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.12% based on the average daily net assets of the Fund.

Effective June 3, 2014, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2016 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other registered investment companies advised by BFA, or its affiliates.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, the Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) the Fund retains 75% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, the Fund retained 65% of securities lending income and paid no collateral investment fees.

For the six months ended April 30, 2014, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $6,307.

In addition, commencing the business day following the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 (or lesser amount as may be agreed to by the Fund and BTC) and pursuant to a securities lending agreement, (i) the Fund will receive for the remainder of that calendar year 80% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

Investments in issuers considered to be affiliates of the Fund (excluding money market funds) during the six months ended April 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
PNC Funding Corp.
2.70%, 09/19/16	$50	$150	$—	$200	$207,524	$731	$—

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding U.S. Government obligations, in-kind transactions and short-term investments) for the six months ended April 30, 2014, were $10,878,945 and $3,052,931, respectively.

Purchases and sales of U.S. Government obligations (excluding in-kind transactions) for the six months ended April 30, 2014, were $24,181,348 and $15,056,476, respectively.

In-kind purchases and sales (see Note 4) for the six months ended April 30, 2014, were $53,082,013 and $  —, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM USD BOND ETF

As of October 31, 2013, the Fund’s fiscal year-end, the fund had non-expiring capital loss carryforwards in the amount of $12,604 available to offset future realized capital gains.

As of April 30, 2014, the cost of investments for federal income tax purposes was $166,322,861. Net unrealized appreciation was $220,247, of which $317,325 represented gross unrealized appreciation on securities and $97,078 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

6.	SUBSEQUENT EVENTS

On June 3, 2014, the investment objective of the Fund will change to track a new underlying index, the Barclays US Universal 1-5 Year Index, which measures the performance of U.S. dollar-denominated bonds that are rated either investment grade or high yield with remaining maturities between one and five years.

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® CORE SHORT-TERM USD BOND ETF

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.371793	$—	$0.004667	$0.376460	99%	—%	1%	100%

SUPPLEMENTAL INFORMATION	31

Notes:

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	33

Notes:

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-106-0414

APRIL 30, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iSharesBondTM Mar 2016 Corporate ex-Financials Term ETF | IBCB | NYSE Arca
➢	iSharesBondTM Mar 2018 Corporate ex-Financials Term ETF | IBCC | NYSE Arca
➢	iSharesBondTM Mar 2020 Corporate ex-Financials Term ETF | IBCD | NYSE Arca
➢	iSharesBondTM Mar 2023 Corporate ex-Financials Term ETF | IBCE | NYSE Arca
➢	iSharesBondTM Mar 2016 Corporate Term ETF | IBDA | NYSE Arca
➢	iSharesBondTM Mar 2018 Corporate Term ETF | IBDB | NYSE Arca
➢	iSharesBondTM Mar 2020 Corporate Term ETF | IBDC | NYSE Arca
➢	iSharesBondTM Mar 2023 Corporate Term ETF | IBDD | NYSE Arca

Fund Performance Overview

iSHARESBOND™ MAR 2016 CORPORATE EX-FINANCIALS TERM ETF

Performance as of April 30, 2014

The iSharesBond Mar 2016 Corporate ex-Financials Term ETF (the “Fund”), formerly the iSharesBond 2016 Corporate ex-Financials Term ETF, seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, excluding financials, maturing after March 31, 2015 and before April 1, 2016, as represented by the Barclays 2016 Maturity High Quality Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 0.62%, net of fees, while the total return for the Index was 0.64%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.73%	0.95%	0.91%	0.73%	0.95%	0.91%
Since Inception	0.82%	1.32%	1.01%	0.85%	1.37%	1.05%

The inception date of the Fund was 4/17/13. The first day of secondary market trading was 4/19/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,006.20	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 4/30/14

Sector	Percentage of Total Investments [b]

Consumer Staples	15.06%
Health Care	14.34
Consumer Discretionary	12.85
Energy	12.84
Information Technology	12.25
Utilities	10.42
Materials	9.56
Industrials	7.87
Telecommunication Services	4.81

TOTAL	100.00%

BOND CREDIT QUALITY

As of 4/30/14

Moody’s Credit Rating	Percentage of Total Investments [b]

Aaa	2.24%
Aa1	4.61
Aa2	2.92
Aa3	12.84
A1	22.86
A2	22.20
A3	12.56
Baa1	8.94
Baa2	8.23
Baa3	2.33
Not Rated	0.27

TOTAL	100.00%

[b]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARESBOND™ MAR 2018 CORPORATE EX-FINANCIALS TERM ETF

Performance as of April 30, 2014

The iSharesBond Mar 2018 Corporate ex-Financials Term ETF (the “Fund”), formerly the iSharesBond 2018 Corporate ex-Financials Term ETF, seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, excluding financials, maturing after March 31, 2017 and before April 1, 2018, as represented by the Barclays 2018 Maturity High Quality Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 1.24%, net of fees, while the total return for the Index was 1.31%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.21%	0.33%	0.45%	0.21%	0.33%	0.45%
Since Inception	0.41%	0.89%	0.65%	0.42%	0.92%	0.67%

The inception date of the Fund was 4/17/13. The first day of secondary market trading was 4/19/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,012.40	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 4/30/14

Sector	Percentage of Total Investments [b]
Consumer Staples	16.36%
Consumer Discretionary	13.45
Industrials	13.35
Energy	13.10
Information Technology	11.67
Health Care	11.13
Materials	7.28
Telecommunication Services	7.12
Utilities	6.54

TOTAL	100.00%

BOND CREDIT QUALITY

As of 4/30/14

Moody’s Credit Rating	Percentage of Total Investments [b]

Aaa	1.67%
Aa1	4.60
Aa2	3.71
Aa3	11.77
A1	12.92
A2	27.10
A3	16.28
Baa1	9.15
Baa2	7.73
Baa3	4.75
Not Rated	0.32

TOTAL	100.00%

[b]	Excludes money market funds.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARESBOND™ MAR 2020 CORPORATE EX-FINANCIALS TERM ETF

Performance as of April 30, 2014

The iSharesBond Mar 2020 Corporate ex-Financials Term ETF (the “Fund”), formerly the iSharesBond 2020 Corporate ex-Financials Term ETF, seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, excluding financials, maturing after March 31, 2019 and before April 1, 2020, as represented by the Barclays 2020 Maturity High Quality Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 2.26%, net of fees, while the total return for the Index was 1.97%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.25)%	(0.09)%	(0.30)%	(0.25)%	(0.09)%	(0.30)%
Since Inception	(0.03)%	0.52%	0.04%	(0.03)%	0.53%	0.04%

The inception date of the Fund was 4/17/13. The first day of secondary market trading was 4/19/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,022.60	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 4/30/14

Sector	Percentage of Total Investments [b]
Materials	16.75%
Energy	15.76
Health Care	13.64
Information Technology	11.30
Consumer Staples	11.21
Industrials	9.33
Consumer Discretionary	8.10
Utilities	7.41
Telecommunication Services	6.50

TOTAL	100.00%

BOND CREDIT QUALITY

As of 4/30/14

Moody’s Credit Rating	Percentage of Total Investments [b]

Aaa	2.04%
Aa1	2.21
Aa3	4.21
A1	21.18
A2	29.23
A3	16.86
Baa1	5.84
Baa2	12.52
Baa3	5.37
Not Rated	0.54

TOTAL	100.00%

[b]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARESBOND™ MAR 2023 CORPORATE EX-FINANCIALS TERM ETF

Performance as of April 30, 2014

The iSharesBond Mar 2023 Corporate ex-Financials Term ETF (the “Fund”), formerly the iSharesBond 2023 Corporate ex-Financials Term ETF, seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, excluding financials, maturing after March 31, 2012 and before April 1, 2023, as represented by the Barclays 2023 Maturity High Quality Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 3.21%, net of fees, while the total return for the Index was 3.23%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(2.44)%	(2.26)%	(2.34)%	(2.44)%	(2.26)%	(2.34)%
Since Inception	(2.02)%	(1.42)%	(1.90)%	(2.10)%	(1.47)%	(1.97)%

The inception date of the Fund was 4/17/13. The first day of secondary market trading was 4/19/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,032.10	$0.50	$1,000.00	$1,024.30	$0.50	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 4/30/14

Sector	Percentage of Total Investments [b]
Energy	19.76%
Industrials	17.09
Health Care	11.41
Consumer Staples	11.10
Information Technology	10.39
Consumer Discretionary	8.09
Materials	7.78
Utilities	7.37
Telecommunication Services	7.01

TOTAL	100.00%

BOND CREDIT QUALITY

As of 4/30/14

Moody’s Credit Rating	Percentage of Total Investments [b]

Aaa	0.79%
Aa1	5.57
Aa2	1.13
Aa3	8.96
A1	13.72
A2	30.20
A3	18.94
Baa1	7.36
Baa2	8.19
Baa3	4.69
Not Rated	0.45

TOTAL	100.00%

[b]	Excludes money market funds.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARESBOND™ MAR 2016 CORPORATE TERM ETF

Performance as of April 30, 2014

The iSharesBond Mar 2016 Corporate Term ETF (the “Fund”), formerly the iSharesBond 2016 Corporate Term ETF, seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing after March 31, 2015 and before April 1, 2016, as represented by the Barclays 2016 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 0.58%, net of fees, while the total return for the Index was 0.84%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	1.80%	2.17%	1.93%

The inception date of the Fund was 7/9/13. The first day of secondary market trading was 7/10/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,005.80	$0.35	$1,000.00	$1,024.40	$0.35	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 4/30/14

Sector/Investment Type	Percentage of Total Investments [b]

Financials	49.65%
Investment Companies	25.73
Health Care	4.46
Consumer Staples	4.02
Consumer Discretionary	3.72
Energy	3.69
Telecommunication Services	2.61
Information Technology	2.12
Utilities	1.93
Materials	1.10
Industrials	0.97

TOTAL	100.00%

BOND CREDIT QUALITYc

As of 4/30/14

Moody’s Credit Rating	Percentage of Total Investments [b]

Aaa	0.35%
Aa1	1.58
Aa2	5.56
Aa3	3.60
A1	6.65
A2	34.78
A3	9.23
Baa1	14.26
Baa2	19.07
Baa3	4.21
Not Rated	0.71

TOTAL	100.00%

[b]	Excludes money market funds.
[c]	Includes the exposure to the investments of the underlying iShares ETF.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARESBOND™ MAR 2018 CORPORATE TERM ETF

Performance as of April 30, 2014

The iSharesBond Mar 2018 Corporate Term ETF (the “Fund”), formerly the iSharesBond 2018 Corporate Term ETF, seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing after March 31, 2017 and before April 1, 2018, as represented by the Barclays 2018 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 1.32%, net of fees, while the total return for the Index was 1.66%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	4.16%	4.87%	4.27%

The inception date of the Fund was 7/9/13. The first day of secondary market trading was 7/10/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,013.20	$0.35	$1,000.00	$1,024.40	$0.35	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 4/30/14

Sector/Investment Type	Percentage of Total Investments [b]

Financials	41.63%
Investment Companies	16.99
Consumer Staples	6.25
Health Care	5.97
Consumer Discretionary	5.95
Energy	5.63
Industrials	4.83
Information Technology	4.57
Utilities	3.49
Telecommunication Services	2.70
Materials	1.99

TOTAL	100.00%

BOND CREDIT QUALITYc

As of 4/30/14

Moody’s Credit Rating	Percentage of Total Investments [b]

Aa1	0.99%
Aa2	4.20
Aa3	6.42
A1	7.24
A2	28.83
A3	12.11
Baa1	15.49
Baa2	16.27
Baa3	7.69
Ba1	0.38
Not Rated	0.38

TOTAL	100.00%

[b]	Excludes money market funds.
[c]	Includes the exposure to the investments of the underlying iShares ETF.

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARESBOND™ MAR 2020 CORPORATE TERM ETF

Performance as of April 30, 2014

The iSharesBond Mar 2020 Corporate Term ETF (the “Fund”), formerly the iSharesBond 2020 Corporate Term ETF, seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing after March 31, 2019 and before April 1, 2020, as represented by the Barclays 2020 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 2.59%, net of fees, while the total return for the Index was 2.70%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	6.03%	6.79%	5.97%

The inception date of the Fund was 7/9/13. The first day of secondary market trading was 7/10/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,025.90	$0.35	$1,000.00	$1,024.40	$0.35	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 4/30/14

Sector/Investment Type	Percentage of Total Investments [b]

Financials	38.76%
Investment Companies	15.72
Energy	8.92
Materials	7.78
Consumer Staples	6.95
Consumer Discretionary	5.91
Industrials	4.34
Health Care	3.82
Information Technology	3.59
Telecommunication Services	2.84
Utilities	1.37

TOTAL	100.00%

BOND CREDIT QUALITYc

As of 4/30/14

Moody’s Credit Rating	Percentage of Total Investments [b]

Aa1	1.38%
Aa2	1.12
Aa3	1.22
A1	7.52
A2	27.85
A3	9.37
Baa1	12.81
Baa2	28.09
Baa3	8.30
Not Rated	2.34

TOTAL	100.00%

[b]	Excludes money market funds.
[c]	Includes the exposure to the investments of the underlying iShares ETF.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARESBOND™ MAR 2023 CORPORATE TERM ETF

Performance as of April 30, 2014

The iSharesBond Mar 2023 Corporate Term ETF (the “Fund”), formerly the iSharesBond 2023 Corporate Term ETF, seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds maturing after March 31, 2022 and before April 1, 2023, as represented by the Barclays 2023 Maturity Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 3.90%, net of fees, while the total return for the Index was 3.79%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	6.32%	7.01%	6.52%

The inception date of the Fund was 7/9/13. The first day of secondary market trading was 7/10/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,039.00	$0.35	$1,000.00	$1,024.40	$0.35	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 4/30/14

Sector/Investment Type	Percentage of Total Investments [b]

Financials	24.35%
Investment Companies	20.06
Energy	11.68
Consumer Discretionary	9.80
Health Care	9.19
Industrials	6.63
Consumer Staples	6.35
Materials	4.53
Information Technology	3.70
Utilities	2.32
Telecommunication Services	1.39

TOTAL	100.00%

BOND CREDIT QUALITYc

As of 4/30/14

Moody’s Credit Rating	Percentage of Total Investments [b]

Aa1	0.92%
Aa2	0.64
Aa3	1.90
A1	4.24
A2	27.11
A3	14.32
Baa1	14.76
Baa2	19.44
Baa3	15.45
Ba1	0.77
Ba2	0.45

TOTAL	100.00%

[b]	Excludes money market funds.
[c]	Includes the exposure to the investments of the underlying iShares ETF.

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2013 and held through April 30, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	13

Schedule of Investments (Unaudited)

iSHARESBOND™ MAR 2016 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.52%

AEROSPACE & DEFENSE — 2.49%
Honeywell International Inc.
5.40%, 03/15/16	$150	$163,324
Precision Castparts Corp.
0.70%, 12/20/15	188	188,427
United Technologies Corp.
4.88%, 05/01/15	376	392,503

		744,254
AUTO COMPONENTS — 0.41%
Johnson Controls Inc.
5.50%, 01/15/16[a]	114	122,914

		122,914
BEVERAGES — 5.97%
Anheuser-Busch InBev Finance Inc.
0.80%, 01/15/16	150	150,584
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	283	284,120
3.63%, 04/15/15	226	232,899
Brown-Forman Corp.
2.50%, 01/15/16	38	39,223
Coca-Cola Co. (The)
1.50%, 11/15/15	300	304,406
Coca-Cola Enterprises Inc.
2.13%, 09/15/15	100	101,983
Diageo Finance BV
5.30%, 10/28/15	169	180,594
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	38	39,368
PepsiCo Inc.
0.70%, 08/13/15	188	188,431
0.70%, 02/26/16	264	264,619

		1,786,227
BIOTECHNOLOGY — 0.26%
Genzyme Corp.
3.63%, 06/15/15	76	78,593

		78,593
CHEMICALS — 2.14%
Dow Chemical Co. (The)
2.50%, 02/15/16	19	19,566
E.I. du Pont de Nemours and Co.
1.95%, 01/15/16	114	116,567

Security	Principal (000s)	Value

Ecolab Inc.
1.00%, 08/09/15	$114	$114,331
Potash Corp. of Saskatchewan Inc.
3.75%, 09/30/15	188	195,997
Praxair Inc.
0.75%, 02/21/16	114	114,163
3.25%, 09/15/15	76	78,779

		639,403
COMMERCIAL SERVICES & SUPPLIES — 1.35%
Unilever Capital Corp.
0.45%, 07/30/15	300	299,663
2.75%, 02/10/16	100	103,663

		403,326
COMMUNICATIONS EQUIPMENT — 3.13%
Cisco Systems Inc.
5.50%, 02/22/16	788	857,480
Juniper Networks Inc.
3.10%, 03/15/16	76	78,421

		935,901
COMPUTERS & PERIPHERALS — 0.39%
Hewlett-Packard Co.
2.13%, 09/13/15	76	77,449
2.20%, 12/01/15	38	38,781

		116,230
CONSUMER FINANCE — 8.04%
Caterpillar Financial Services Corp.
0.70%, 11/06/15	264	264,436
0.70%, 02/26/16	300	300,812
Ford Motor Credit Co. LLC
2.75%, 05/15/15	200	203,984
John Deere Capital Corp.
0.70%, 09/04/15	76	76,253
0.75%, 01/22/16	300	301,440
0.95%, 06/29/15	226	227,254
PACCAR Financial Corp.
0.80%, 02/08/16	150	150,209
1.05%, 06/05/15	188	188,982
Toyota Motor Credit Corp.
0.88%, 07/17/15	300	301,464
2.80%, 01/11/16	264	273,911
3.20%, 06/17/15	114	117,430

		2,406,175

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2016 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2014

Security	Principal (000s)	Value

DIVERSIFIED FINANCIAL SERVICES — 4.19%
BP Capital Markets PLC
0.70%, 11/06/15	$226	$226,271
3.13%, 10/01/15	338	350,312
3.20%, 03/11/16	264	276,581
Deutsche Telekom International Finance BV
5.75%, 03/23/16	150	163,424
National Rural Utilities Cooperative Finance Corp.
3.05%, 03/01/16	150	156,212
3.88%, 09/16/15	76	79,435

		1,252,235
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.15%
AT&T Inc.
0.80%, 12/01/15	226	226,283
0.90%, 02/12/16[a]	433	433,990
Orange
2.13%, 09/16/15	38	38,676
Telefonica Emisiones SAU
3.99%, 02/16/16	114	119,894
Verizon Communications Inc.
0.70%, 11/02/15	300	299,373
5.55%, 02/15/16	114	122,790

		1,241,006
ELECTRIC UTILITIES — 7.58%
Alabama Power Co.
0.55%, 10/15/15	207	206,789
Duke Energy Carolinas LLC
5.30%, 10/01/15	188	200,666
Duke Energy Corp.
3.35%, 04/01/15	188	192,770
Duke Energy Florida Inc.
0.65%, 11/15/15	188	187,311
Exelon Corp.
4.90%, 06/15/15	114	118,987
Georgia Power Co.
0.75%, 08/10/15	114	114,260
Series 12D
0.63%, 11/15/15	150	149,233
LG&E and KU Energy LLC
2.13%, 11/15/15	114	115,602

Security	Principal (000s)	Value

Louisville Gas & Electric Co.
1.63%, 11/15/15	$188	$190,251
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	150	150,613
7.88%, 12/15/15	38	42,154
Northern States Power Co.
1.95%, 08/15/15 (Call 05/15/15)	114	115,686
Southern California Edison Co.
5.00%, 01/15/16	133	142,089
Southern Co. (The)
2.38%, 09/15/15	114	116,571
Union Electric Co.
5.40%, 02/01/16[a]	95	101,715
Wisconsin Electric Power Co.
6.25%, 12/01/15	114	123,660

		2,268,357
ELECTRICAL EQUIPMENT — 1.28%
Eaton Corp.
0.95%, 11/02/15	188	189,067
Emerson Electric Co.
4.13%, 04/15/15	188	194,487

		383,554
ENERGY EQUIPMENT & SERVICES — 0.53%
Ensco PLC
3.25%, 03/15/16	76	79,250
Noble Holding International Ltd.
3.45%, 08/01/15	38	39,143
Transocean Inc.
4.95%, 11/15/15	38	40,178

		158,571
FOOD & STAPLES RETAILING — 4.01%
Costco Wholesale Corp.
0.65%, 12/07/15	376	376,896
CVS Caremark Corp.
3.25%, 05/18/15	38	39,001
Kroger Co. (The)
3.90%, 10/01/15	19	19,850
Sysco Corp.
0.55%, 06/12/15	114	113,974
Wal-Mart Stores Inc.
1.50%, 10/25/15	414	420,603
2.25%, 07/08/15	226	230,941

		1,201,265

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2016 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2014

Security	Principal (000s)	Value

FOOD PRODUCTS — 1.18%
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	$57	$60,083
ConAgra Foods Inc.
1.30%, 01/25/16	38	38,313
Kraft Foods Group Inc.
1.63%, 06/04/15	95	95,933
Mondelez International Inc.
4.13%, 02/09/16	150	158,702

		353,031
GAS UTILITIES — 0.26%
Questar Corp.
2.75%, 02/01/16	76	77,369

		77,369
HEALTH CARE EQUIPMENT & SUPPLIES — 1.86%
Boston Scientific Corp.
6.25%, 11/15/15	76	82,224
Covidien International Finance SA
1.35%, 05/29/15	38	38,256
Medtronic Inc.
2.63%, 03/15/16	76	78,687
Series B
4.75%, 09/15/15	264	279,435
St. Jude Medical Inc.
2.50%, 01/15/16	76	78,092

		556,694
HEALTH CARE PROVIDERS & SERVICES — 0.92%
AmerisourceBergen Corp.
5.88%, 09/15/15	57	60,964
Cardinal Health Inc.
4.00%, 06/15/15	57	59,020
McKesson Corp.
0.95%, 12/04/15	76	76,095
Medco Health Solutions Inc.
2.75%, 09/15/15	38	38,998
Quest Diagnostics Inc.
5.45%, 11/01/15	38	40,382

		275,459
HOTELS, RESTAURANTS & LEISURE — 0.90%
Carnival Corp.
1.20%, 02/05/16	38	38,132
Marriott International Inc.
5.81%, 11/10/15	76	81,470

Security	Principal (000s)	Value

McDonald’s Corp.
0.75%, 05/29/15	$150	$150,531

		270,133
HOUSEHOLD DURABLES — 0.26%
Newell Rubbermaid Inc.
2.00%, 06/15/15	76	76,914

		76,914
HOUSEHOLD PRODUCTS — 3.00%
Colgate-Palmolive Co.
3.15%, 08/05/15	76	78,508
Kimberly-Clark Corp.
4.88%, 08/15/15	114	120,368
Procter & Gamble Co. (The)
1.80%, 11/15/15[a]	450	458,118
4.85%, 12/15/15	226	240,568

		897,562
INDUSTRIAL CONGLOMERATES — 1.64%
General Electric Co.
0.85%, 10/09/15	488	490,444

		490,444
INTERNET & CATALOG RETAIL — 0.13%
Amazon.com Inc.
0.65%, 11/27/15	38	38,041

		38,041
INTERNET SOFTWARE & SERVICES — 0.89%
eBay Inc.
0.70%, 07/15/15	76	76,164
1.63%, 10/15/15	188	191,283

		267,447
IT SERVICES — 2.16%
Computer Sciences Corp.
2.50%, 09/15/15	38	38,764
International Business Machines Corp.
0.75%, 05/11/15	300	301,013
2.00%, 01/05/16	300	306,745

		646,522
LIFE SCIENCES TOOLS & SERVICES — 0.79%
Agilent Technologies Inc.
5.50%, 09/14/15	38	40,449
Life Technologies Corp.
3.50%, 01/15/16	38	39,569

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2016 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2014

Security	Principal (000s)	Value

Thermo Fisher Scientific Inc.
3.20%, 03/01/16	$150	$156,481

		236,499
MACHINERY — 0.38%
Caterpillar Inc.
0.95%, 06/26/15	114	114,536

		114,536
MEDIA — 3.58%
Comcast Corp.
5.90%, 03/15/16	376	412,521
COX Communications Inc.
5.50%, 10/01/15	38	40,499
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	150	156,821
Discovery Communications LLC
3.70%, 06/01/15	76	78,355
NBCUniversal Media LLC
3.65%, 04/30/15	76	78,402
Time Warner Inc.
3.15%, 07/15/15	114	117,458
Walt Disney Co. (The)
0.45%, 12/01/15	188	187,910

		1,071,966
METALS & MINING — 2.86%
BHP Billiton Finance (USA) Ltd.
5.25%, 12/15/15	338	362,931
Glencore Canada Corp.
6.00%, 10/15/15	76	81,224
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	300	304,942
Vale Overseas Ltd.
6.25%, 01/11/16[a]	100	108,055

		857,152
MULTI-UTILITIES — 1.53%
Consolidated Edison Co. of New York Inc. Series 05-C
5.38%, 12/15/15	114	121,526
Dominion Resources Inc. Series C
5.15%, 07/15/15	245	258,001
Public Service Electric & Gas Co.
2.70%, 05/01/15	76	77,612

		457,139

Security	Principal (000s)	Value

OFFICE ELECTRONICS — 0.14%
Xerox Corp.
6.40%, 03/15/16	$38	$41,818

		41,818
OIL, GAS & CONSUMABLE FUELS — 9.15%
Colorado Interstate Gas Co. LLC
6.80%, 11/15/15	38	41,455
DCP Midstream Operating LP
3.25%, 10/01/15	38	39,188
Enterprise Products Operating LLC
1.25%, 08/13/15	114	114,770
3.20%, 02/01/16	76	79,135
EOG Resources Inc.
2.50%, 02/01/16	188	193,607
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	38	39,707
Marathon Oil Corp.
0.90%, 11/01/15	38	38,079
Marathon Petroleum Corp.
3.50%, 03/01/16	114	119,291
Occidental Petroleum Corp.
2.50%, 02/01/16	226	233,181
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	38	39,429
Shell International Finance BV
0.63%, 12/04/15	114	114,099
3.10%, 06/28/15	338	348,055
3.25%, 09/22/15	188	194,973
Total Capital International SA
0.75%, 01/25/16	338	338,871
Total Capital SA
2.30%, 03/15/16	188	193,761
3.00%, 06/24/15	150	154,248
TransCanada PipeLines Ltd.
0.75%, 01/15/16	376	376,507
3.40%, 06/01/15	76	78,235

		2,736,591
PHARMACEUTICALS — 10.15%
AbbVie Inc.
1.20%, 11/06/15	188	189,754
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	338	338,187

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2016 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2014

Security	Principal (000s)	Value

GlaxoSmithKline Capital PLC
0.75%, 05/08/15	$264	$264,885
Merck & Co. Inc.
2.25%, 01/15/16	264	270,650
4.00%, 06/30/15[a]	226	235,058
Novartis Capital Corp.
2.90%, 04/24/15	526	539,274
Sanofi
2.63%, 03/29/16	450	467,373
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	338	346,595
Wyeth LLC
5.50%, 02/15/16	338	365,712
Zoetis Inc.
1.15%, 02/01/16	19	19,125

		3,036,613
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.41%
Plum Creek Timberlands LP
5.88%, 11/15/15	114	121,793

		121,793
ROAD & RAIL — 0.54%
CSX Corp.
6.25%, 04/01/15	76	79,904
Norfolk Southern Corp.
5.75%, 01/15/16	38	41,132
Ryder System Inc.
3.60%, 03/01/16	38	39,868

		160,904
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.15%
Broadcom Corp.
2.38%, 11/01/15	114	116,671
National Semiconductor Corp.
3.95%, 04/15/15	76	78,593
Texas Instruments Inc.
0.45%, 08/03/15	150	149,756

		345,020
SOFTWARE — 4.08%
Microsoft Corp.
1.63%, 09/25/15	450	457,876
2.50%, 02/08/16[a]	188	194,682
Oracle Corp.
5.25%, 01/15/16	526	567,246

		1,219,804

Security	Principal or Shares (000s)	Value

SPECIALTY RETAIL — 3.11%
Home Depot Inc. (The)
5.40%, 03/01/16	$600	$652,308
Lowe’s Companies Inc.
5.00%, 10/15/15	150	159,504
TJX Companies Inc. (The)
4.20%, 08/15/15	114	119,004

		930,816
TOBACCO — 0.53%
Altria Group Inc.
4.13%, 09/11/15	114	119,247
Reynolds American Inc.
1.05%, 10/30/15	38	38,101

		157,348

TOTAL CORPORATE BONDS & NOTES
(Cost: $29,113,855)		29,175,626

SHORT-TERM INVESTMENTS — 4.63%

MONEY MARKET FUNDS — 4.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	765	764,543
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,c,d]	59	58,887
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	561	561,301

		1,384,731

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,384,731)		1,384,731

TOTAL INVESTMENTS IN SECURITIES — 102.15%
(Cost: $30,498,586)		30,560,357
Other Assets, Less Liabilities — (2.15)%		(642,652)

NET ASSETS — 100.00%		$29,917,705

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARESBOND™ MAR 2018 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.45%

AEROSPACE & DEFENSE — 4.89%
General Dynamics Corp.
1.00%, 11/15/17	$1,349	$1,326,996
Honeywell International Inc.
5.30%, 03/01/18	1,349	1,530,521
Precision Castparts Corp.
1.25%, 01/15/18	1,227	1,208,917
United Technologies Corp.
1.80%, 06/01/17[a]	3,351	3,418,350

		7,484,784
AIR FREIGHT & LOGISTICS — 0.68%
United Parcel Service Inc.
1.13%, 10/01/17	904	899,487
5.50%, 01/15/18[a]	129	147,019

		1,046,506
BEVERAGES — 7.99%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	1,593	1,574,027
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	2,124	2,136,665
Beam Inc.
1.88%, 05/15/17	409	411,658
Brown-Forman Corp.
1.00%, 01/15/18	574	560,811
Coca-Cola Co. (The)
1.65%, 03/14/18	1,593	1,591,708
5.35%, 11/15/17	904	1,031,751
Diageo Capital PLC
1.50%, 05/11/17	2,856	2,885,255
5.75%, 10/23/17	165	188,949
PepsiCo Inc.
1.25%, 08/13/17[a]	1,837	1,842,615

		12,223,439
BIOTECHNOLOGY — 0.61%
Amgen Inc.
2.13%, 05/15/17[a]	904	927,657

		927,657
CHEMICALS — 1.75%
Eastman Chemical Co.
2.40%, 06/01/17	373	382,113

Security	Principal (000s)	Value

Ecolab Inc.
1.45%, 12/08/17	$409	$407,503
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	86	90,447
PPG Industries Inc.
6.65%, 03/15/18	86	100,541
Praxair Inc.
1.05%, 11/07/17	940	923,824
Rohm and Haas Co.
6.00%, 09/15/17	109	124,277
Sherwin-Williams Co. (The)
1.35%, 12/15/17	653	648,306

		2,677,011
COMMERCIAL SERVICES & SUPPLIES — 0.80%
Catholic Health Initiatives
1.60%, 11/01/17	185	181,742
Unilever Capital Corp.
0.85%, 08/02/17	574	565,712
Waste Management Inc.
6.10%, 03/15/18	409	473,132

		1,220,586
COMPUTERS & PERIPHERALS — 0.72%
Hewlett-Packard Co.
2.60%, 09/15/17[a]	861	890,448
NetApp Inc.
2.00%, 12/15/17	208	211,248

		1,101,696
CONSUMER FINANCE — 6.16%
Caterpillar Financial Services Corp.
1.30%, 03/01/18	1,471	1,449,700
1.63%, 06/01/17	904	913,815
Series G
1.25%, 11/06/17	287	284,215
Ford Motor Credit Co. LLC
3.00%, 06/12/17	800	834,508
John Deere Capital Corp.
1.20%, 10/10/17	208	206,435
1.30%, 03/12/18	1,471	1,452,801
2.80%, 09/18/17	617	638,896
Toyota Motor Credit Corp.
1.25%, 10/05/17	1,837	1,827,516
1.38%, 01/10/18	251	249,593
1.75%, 05/22/17[a]	1,550	1,575,299

		9,432,778

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2018 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2014

Security	Principal (000s)	Value

DIVERSIFIED FINANCIAL SERVICES — 2.29%
BP Capital Markets PLC
1.38%, 11/06/17[a]	$2,203	$2,200,761
1.85%, 05/05/17	287	292,855
National Rural Utilities Cooperative Finance Corp.
5.45%, 04/10/17	409	452,266
5.45%, 02/01/18	495	555,975

		3,501,857
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.28%
AT&T Inc.
1.40%, 12/01/17[a]	1,392	1,384,035
1.70%, 06/01/17[a]	1,062	1,073,354
5.50%, 02/01/18[a]	1,550	1,756,321
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	495	495,700
Telefonica Emisiones SAU
6.22%, 07/03/17	208	236,536
Verizon Communications Inc.
1.10%, 11/01/17[a]	861	850,034
5.50%, 04/01/17	86	95,559
5.50%, 02/15/18[a]	574	652,527

		6,544,066
ELECTRIC UTILITIES — 5.45%
Alabama Power Co.
5.50%, 10/15/17	129	145,778
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	495	490,775
Commonwealth Edison Co.
5.80%, 03/15/18	208	238,715
Duke Energy Carolinas LLC
5.25%, 01/15/18	129	144,775
Duke Energy Corp.
1.63%, 08/15/17	904	909,500
Georgia Power Co. Series B
5.70%, 06/01/17	208	235,268
MidAmerican Energy Co.
5.30%, 03/15/18	904	1,022,481
Nisource Finance Corp.
6.40%, 03/15/18	409	473,049
Northern States Power Co.
5.25%, 03/01/18	983	1,104,880

Security	Principal (000s)	Value

Pacific Gas & Electric Co.
5.63%, 11/30/17	$86	$96,736
Peco Energy Co.
5.35%, 03/01/18	1,227	1,388,512
Pennsylvania Electric Co.
6.05%, 09/01/17	86	96,953
Union Electric Co.
6.40%, 06/15/17	129	147,422
Virginia Electric and Power Co.
1.20%, 01/15/18 (Call 12/15/17)	1,880	1,840,951

		8,335,795
ELECTRICAL EQUIPMENT — 0.75%
ABB Finance (USA) Inc.
1.63%, 05/08/17	287	288,438
Eaton Corp. PLC
1.50%, 11/02/17	574	574,494
Roper Industries Inc.
1.85%, 11/15/17	287	288,524

		1,151,456
ENERGY EQUIPMENT & SERVICES — 0.87%
Nabors Industries Inc.
6.15%, 02/15/18	208	236,229
National Oilwell Varco Inc.
1.35%, 12/01/17	452	448,004
Transocean Inc.
2.50%, 10/15/17	452	458,981
Weatherford International Ltd.
6.00%, 03/15/18	165	188,400

		1,331,614
FOOD & STAPLES RETAILING — 4.47%
Costco Wholesale Corp.
1.13%, 12/15/17	1,428	1,417,941
CVS Caremark Corp.
5.75%, 06/01/17	452	511,790
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
6.50%, 06/15/17	86	97,501
Dollar General Corp.
4.13%, 07/15/17	409	437,759
Kroger Co. (The)
6.40%, 08/15/17	86	98,799
Safeway Inc.
6.35%, 08/15/17	86	98,040

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2018 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2014

Security	Principal (000s)	Value

Sysco Corp.
5.25%, 02/12/18	$165	$185,314
Wal-Mart Stores Inc.
5.38%, 04/05/17[a]	287	322,830
5.80%, 02/15/18	2,325	2,684,253
Walgreen Co.
1.80%, 09/15/17	983	992,503

		6,846,730
FOOD PRODUCTS — 2.60%
Archer-Daniels-Midland Co.
5.45%, 03/15/18	1,349	1,530,634
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	208	216,770
ConAgra Foods Inc.
1.90%, 01/25/18	452	452,294
Kellogg Co.
1.75%, 05/17/17	409	410,757
Kraft Foods Group Inc.
2.25%, 06/05/17	373	383,084
Mondelez International Inc.
6.13%, 02/01/18	409	470,741
6.50%, 08/11/17	452	521,892

		3,986,172
HEALTH CARE EQUIPMENT & SUPPLIES — 0.62%
Covidien International Finance SA
6.00%, 10/15/17	330	378,444
CR Bard Inc.
1.38%, 01/15/18	574	563,635

		942,079
HEALTH CARE PROVIDERS & SERVICES — 0.94%
Cardinal Health Inc.
1.70%, 03/15/18	409	406,843
McKesson Corp.
1.40%, 03/15/18	409	399,276
Medco Health Solutions Inc.
7.13%, 03/15/18	531	626,644

		1,432,763
HOTELS, RESTAURANTS & LEISURE — 1.84%
Carnival Corp.
1.88%, 12/15/17[a]	287	287,201
McDonald’s Corp.
5.35%, 03/01/18	1,184	1,345,508
5.80%, 10/15/17	983	1,128,228

Security	Principal (000s)	Value

Yum! Brands Inc.
6.25%, 03/15/18	$48	$55,174

		2,816,111
HOUSEHOLD DURABLES — 0.14%
Newell Rubbermaid Inc.
2.05%, 12/01/17	208	209,256

		209,256
HOUSEHOLD PRODUCTS — 0.56%
Kimberly-Clark Corp.
6.13%, 08/01/17	739	851,972

		851,972
INDUSTRIAL CONGLOMERATES — 4.35%
3M Co.
1.00%, 06/26/17	861	858,211
Danaher Corp.
5.63%, 01/15/18	86	97,965
General Electric Co.
5.25%, 12/06/17[a]	3,186	3,602,256
Koninklijke Philips NV
5.75%, 03/11/18	1,758	2,006,558
Pentair Finance SA
1.88%, 09/15/17	86	86,618

		6,651,608
INTERNET & CATALOG RETAIL — 0.32%
Amazon.com Inc.
1.20%, 11/29/17	495	490,618

		490,618
INTERNET SOFTWARE & SERVICES — 1.47%
Baidu Inc.
2.25%, 11/28/17	900	903,992
eBay Inc.
1.35%, 07/15/17	1,349	1,350,059

		2,254,051
IT SERVICES — 3.26%
Computer Sciences Corp.
6.50%, 03/15/18	373	429,490
International Business Machines Corp.
1.25%, 02/08/18	1,550	1,533,503
5.70%, 09/14/17	2,289	2,602,494
Western Union Co. (The)
2.88%, 12/10/17	409	416,314

		4,981,801

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2018 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2014

Security	Principal (000s)	Value

LIFE SCIENCES TOOLS & SERVICES — 0.37%
Agilent Technologies Inc.
6.50%, 11/01/17	$409	$473,098
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	86	86,025

		559,123
MEDIA — 4.38%
CBS Corp.
1.95%, 07/01/17	287	290,935
Comcast Corp.
5.88%, 02/15/18	409	471,039
6.30%, 11/15/17	2,289	2,665,022
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18[a]	373	370,189
Time Warner Cable Inc.
5.85%, 05/01/17[a]	287	324,803
Viacom Inc.
3.50%, 04/01/17	287	304,802
Walt Disney Co. (The)
1.10%, 12/01/17	2,289	2,268,668

		6,695,458
METALS & MINING — 2.12%
Cliffs Natural Resources Inc.
3.95%, 01/15/18[a]	208	212,587
Freeport-McMoRan Copper & Gold Inc.
2.38%, 03/15/18	653	656,448
Nucor Corp.
5.75%, 12/01/17	452	515,290
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)	1,715	1,724,155
Teck Resources Ltd.
2.50%, 02/01/18	129	130,237

		3,238,717
MULTI-UTILITIES — 0.26%
Dominion Resources Inc. Series A
1.40%, 09/15/17	409	405,196

		405,196
MULTILINE RETAIL — 2.15%
Nordstrom Inc.
6.25%, 01/15/18	287	328,117

Security	Principal (000s)	Value

Target Corp.
5.38%, 05/01/17	$100	$112,031
6.00%, 01/15/18	2,490	2,855,316

		3,295,464
OFFICE ELECTRONICS — 0.01%
Pitney Bowes Inc.
5.75%, 09/15/17	16	18,000

		18,000
OIL, GAS & CONSUMABLE FUELS — 10.27%
Anadarko Petroleum Corp.
6.38%, 09/15/17	1,270	1,468,065
Apache Corp.
1.75%, 04/15/17	165	167,460
Canadian Natural Resources Ltd.
5.70%, 05/15/17	574	645,265
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	2,454	2,435,041
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	1,270	1,255,028
DCP Midstream Operating LP
2.50%, 12/01/17 (Call 11/01/17)	409	418,043
Devon Energy Corp.
1.88%, 05/15/17 (Call 04/15/17)	409	415,503
Encana Corp.
5.90%, 12/01/17	409	467,626
Enterprise Products Operating LLC Series L
6.30%, 09/15/17	409	472,221
EOG Resources Inc.
5.88%, 09/15/17	330	377,241
Kinder Morgan Energy Partners LP
5.95%, 02/15/18[a]	904	1,030,034
Marathon Oil Corp.
5.90%, 03/15/18	287	328,943
Murphy Oil Corp.
2.50%, 12/01/17	409	417,677
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	531	527,472
Phillips 66
2.95%, 05/01/17	452	473,128
Questar Pipeline Co.
5.83%, 02/01/18	129	146,458
Shell International Finance BV
1.13%, 08/21/17	1,306	1,302,631

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2018 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2014

Security	Principal (000s)	Value

Southwestern Energy Co.
7.50%, 02/01/18	$129	$154,186
Total Capital Canada Ltd.
1.45%, 01/15/18	1,636	1,629,443
Total Capital International SA
1.55%, 06/28/17	1,471	1,485,772
Valero Energy Corp.
6.13%, 06/15/17	86	98,356

		15,715,593
PHARMACEUTICALS — 8.32%
AbbVie Inc.
1.75%, 11/06/17	818	824,281
Actavis Inc.
1.88%, 10/01/17	373	375,469
Allergan Inc.
1.35%, 03/15/18	287	274,052
AstraZeneca PLC
5.90%, 09/15/17	1,959	2,248,014
Bristol-Myers Squibb Co.
0.88%, 08/01/17	775	768,347
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	2,411	2,432,046
Johnson & Johnson
5.55%, 08/15/17	1,184	1,350,623
Merck & Co. Inc.
1.10%, 01/31/18[a]	1,715	1,682,598
6.00%, 09/15/17	904	1,034,864
Pfizer Inc.
4.65%, 03/01/18	251	277,165
Wyeth LLC
5.45%, 04/01/17	983	1,097,133
Zoetis Inc.
1.88%, 02/01/18	373	372,773

		12,737,365
PROFESSIONAL SERVICES — 0.19%
Dun & Bradstreet Corp. (The)
3.25%, 12/01/17	287	296,276

		296,276
ROAD & RAIL — 1.34%
Burlington Northern Santa Fe Corp.
5.65%, 05/01/17	251	282,590
5.75%, 03/15/18	904	1,034,716
CSX Corp.
6.25%, 03/15/18	452	524,110

Security	Principal (000s)	Value

Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	$208	$207,765

		2,049,181
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.88%
Altera Corp.
1.75%, 05/15/17	574	576,462
Intel Corp.
1.35%, 12/15/17	3,839	3,834,290

		4,410,752
SOFTWARE — 3.03%
Microsoft Corp.
0.88%, 11/15/17[a]	1,148	1,134,923
Oracle Corp.
1.20%, 10/15/17	3,100	3,085,937
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	409	418,550

		4,639,410
SPECIALTY RETAIL — 1.06%
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	1,184	1,202,043
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)[a]	409	413,338

		1,615,381
TOBACCO — 0.60%
Philip Morris International Inc.
1.13%, 08/21/17[a]	775	771,253
Reynolds American Inc.
6.75%, 06/15/17	129	148,917

		920,170
WIRELESS TELECOMMUNICATION SERVICES — 2.66%
America Movil SAB de CV
5.63%, 11/15/17	775	878,905
Vodafone Group PLC
1.25%, 09/26/17[a]	1,636	1,619,533
1.50%, 02/19/18	1,593	1,576,578

		4,075,016

TOTAL CORPORATE BONDS & NOTES
(Cost: $149,177,558)		149,113,508

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2018 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2014

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 5.00%

MONEY MARKET FUNDS — 5.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	4,478	$4,477,529
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,c,d]	345	344,871
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	2,837	2,836,528

		7,658,928

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,658,928)		7,658,928

TOTAL INVESTMENTS IN SECURITIES — 102.45%
(Cost: $156,836,486)		156,772,436
Other Assets, Less Liabilities — (2.45)%		(3,752,464)

NET ASSETS — 100.00%		$153,019,972

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARESBOND™ MAR 2020 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.82%

AEROSPACE & DEFENSE — 3.59%
Boeing Co. (The)
4.88%, 02/15/20	$855	$957,340
L-3 Communications Corp.
5.20%, 10/15/19	115	127,268
Lockheed Martin Corp.
4.25%, 11/15/19	225	244,499
Northrop Grumman Corp.
5.05%, 08/01/19	100	111,627
Raytheon Co.
4.40%, 02/15/20	290	314,118

		1,754,852
AIR FREIGHT & LOGISTICS — 1.81%
United Parcel Service Inc.
5.13%, 04/01/19	775	882,731

		882,731
BEVERAGES — 4.80%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20[a]	975	1,121,386
6.88%, 11/15/19	130	159,009
Coca-Cola FEMSA SAB de CV
4.63%, 02/15/20	325	355,363
PepsiCo Inc.
4.50%, 01/15/20	645	709,515

		2,345,273
CHEMICALS — 6.28%
Air Products and Chemicals Inc.
4.38%, 08/21/19	225	247,224
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)[a]	115	111,314
Dow Chemical Co. (The)
8.55%, 05/15/19[a]	200	256,605
E.I. du Pont de Nemours and Co.
4.63%, 01/15/20	515	573,372
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	300	334,072
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20[a]	485	537,214
6.50%, 05/15/19	485	575,509
Praxair Inc.
4.50%, 08/15/19	390	431,839

		3,067,149

Security	Principal (000s)	Value

COMMERCIAL SERVICES & SUPPLIES — 1.55%
MasterCard Inc.
2.00%, 04/01/19	$500	$500,193
Republic Services Inc.
5.50%, 09/15/19	225	255,921

		756,114
COMMUNICATIONS EQUIPMENT — 2.54%
Cisco Systems Inc.
4.45%, 01/15/20	1,125	1,238,953

		1,238,953
COMPUTERS & PERIPHERALS — 0.28%
Lexmark International Inc.
5.13%, 03/15/20	130	136,944

		136,944
CONSUMER FINANCE — 3.06%
Boeing Capital Corp.
4.70%, 10/27/19	225	252,306
Ford Motor Credit Co. LLC
8.13%, 01/15/20	100	127,097
John Deere Capital Corp.
1.70%, 01/15/20	450	434,894
2.25%, 04/17/19[a]	675	679,695

		1,493,992
CONTAINERS & PACKAGING — 0.61%
Bemis Co. Inc.
6.80%, 08/01/19	250	296,728

		296,728
DIVERSIFIED CONSUMER SERVICES — 0.60%
Stanford University
4.75%, 05/01/19	260	293,443

		293,443
DIVERSIFIED FINANCIAL SERVICES — 1.42%
BP Capital Markets PLC
2.24%, 05/10/19	500	500,129
Deutsche Telekom International Finance BV
6.00%, 07/08/19	165	193,081

		693,210
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.10%
Orange
5.38%, 07/08/19	130	147,179

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2020 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2014

Security	Principal (000s)	Value

Telefonica Emisiones SAU
5.88%, 07/15/19	$115	$131,835
Verizon Communications Inc.
6.35%, 04/01/19	630	745,336

		1,024,350
ELECTRIC UTILITIES — 4.65%
Appalachian Power Co.
7.95%, 01/15/20	130	165,608
Duke Energy Ohio Inc.
5.45%, 04/01/19	515	593,582
Georgia Power Co.
4.25%, 12/01/19	325	353,903
Kansas City Power & Light Co.
7.15%, 04/01/19	225	276,609
Public Service Co. of Colorado
5.13%, 06/01/19	325	369,948
Virginia Electric and Power Co.
5.00%, 06/30/19	450	508,790

		2,268,440
ELECTRICAL EQUIPMENT — 1.13%
Emerson Electric Co.
4.88%, 10/15/19	485	549,706

		549,706
ENERGY EQUIPMENT & SERVICES — 2.67%
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	325	377,389
Halliburton Co.
6.15%, 09/15/19	675	799,546
Pride International Inc.
8.50%, 06/15/19	100	127,120

		1,304,055
FOOD & STAPLES RETAILING — 2.26%
Costco Wholesale Corp.
1.70%, 12/15/19	975	949,264
Kroger Co. (The)
6.15%, 01/15/20	130	152,575

		1,101,839
FOOD PRODUCTS — 1.78%
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	165	205,725
Kellogg Co.
4.15%, 11/15/19	65	69,709

Security	Principal (000s)	Value

Kraft Foods Group Inc.
5.38%, 02/10/20	$195	$224,269
Mead Johnson Nutrition Co.
4.90%, 11/01/19	65	71,629
Mondelez International Inc.
5.38%, 02/10/20	260	295,734

		867,066
HEALTH CARE EQUIPMENT & SUPPLIES — 7.02%
Abbott Laboratories
5.13%, 04/01/19	565	640,433
Baxter International Inc.
4.50%, 08/15/19	645	713,180
Becton, Dickinson and Co.
5.00%, 05/15/19	290	322,356
Boston Scientific Corp.
6.00%, 01/15/20	115	133,344
CareFusion Corp.
6.38%, 08/01/19	65	74,452
Medtronic Inc.
4.45%, 03/15/20	1,025	1,122,269
Stryker Corp.
4.38%, 01/15/20[a]	390	421,708

		3,427,742
HEALTH CARE PROVIDERS & SERVICES — 0.67%
Express Scripts Holding Co.
7.25%, 06/15/19	65	79,086
Quest Diagnostics Inc.
2.70%, 04/01/19	250	249,633

		328,719
HOTELS, RESTAURANTS & LEISURE — 1.30%
International Game Technology
7.50%, 06/15/19	100	117,416
McDonald’s Corp.
1.88%, 05/29/19[a]	450	444,897
Yum! Brands Inc.
5.30%, 09/15/19	65	71,816

		634,129
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.38%
Exelon Generation Co. LLC
5.20%, 10/01/19	165	184,054

		184,054

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2020 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2014

Security	Principal (000s)	Value

IT SERVICES — 2.44%
International Business Machines Corp.
1.88%, 05/15/19	$710	$704,026
8.38%, 11/01/19	325	424,271
Western Union Co. (The)
3.35%, 05/22/19	65	65,145

		1,193,442
LIFE SCIENCES TOOLS & SERVICES — 0.53%
Life Technologies Corp.
6.00%, 03/01/20[a]	225	261,106

		261,106
MACHINERY — 1.16%
Illinois Tool Works Inc.
6.25%, 04/01/19	390	453,696
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	115	112,621

		566,317
MEDIA — 4.18%
Comcast Corp.
5.15%, 03/01/20	790	897,368
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.88%, 10/01/19	375	430,306
Thomson Reuters Corp.
4.70%, 10/15/19	130	143,234
Time Warner Cable Inc.
5.00%, 02/01/20	225	251,345
Time Warner Inc.
4.88%, 03/15/20	115	127,825
Viacom Inc.
5.63%, 09/15/19	165	189,766

		2,039,844
METALS & MINING — 6.54%
Allegheny Technologies Inc.
9.38%, 06/01/19	65	80,648
Barrick Gold Corp.
6.95%, 04/01/19	130	154,737
BHP Billiton Finance (USA) Ltd.
6.50%, 04/01/19	1,125	1,353,221
Cliffs Natural Resources Inc.
5.90%, 03/15/20[a]	115	120,611

Security	Principal (000s)	Value

Freeport-McMoRan Copper & Gold Inc.
3.10%, 03/15/20	$130	$128,403
Newmont Mining Corp.
5.13%, 10/01/19	115	126,217
Rio Tinto Finance (USA) Ltd.
9.00%, 05/01/19	840	1,100,604
Vale Overseas Ltd.
5.63%, 09/15/19	115	128,170

		3,192,611
MULTI-UTILITIES — 2.23%
Consolidated Edison Co. of New York Inc.
6.65%, 04/01/19	450	540,695
Consumers Energy Co.
6.70%, 09/15/19	450	548,451

		1,089,146
OFFICE ELECTRONICS — 0.30%
Xerox Corp.
5.63%, 12/15/19	130	148,240

		148,240
OIL, GAS & CONSUMABLE FUELS — 11.72%
Anadarko Petroleum Corp.
6.95%, 06/15/19	165	199,811
Cenovus Energy Inc.
5.70%, 10/15/19	165	190,118
ConocoPhillips
6.00%, 01/15/20	880	1,044,768
DCP Midstream Operating LP
2.70%, 04/01/19 (Call 03/01/19)	250	251,560
Enbridge Energy Partners LP
5.20%, 03/15/20	115	126,177
Encana Corp.
6.50%, 05/15/19[a]	165	195,363
EnLink Midstream Partners LP
2.70%, 04/01/19	250	251,815
EOG Resources Inc.
5.63%, 06/01/19	645	747,266
Husky Energy Inc.
7.25%, 12/15/19	115	141,570
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	180	213,916

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2020 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2014

Security	Principal (000s)	Value

Petrohawk Energy Corp.
6.25%, 06/01/19 (Call 06/01/15)	$115	$124,488
Plains All American Pipeline LP/PAA Finance Corp.
5.75%, 01/15/20	165	190,857
8.75%, 05/01/19	115	148,388
Plains Exploration & Production Co.
6.13%, 06/15/19 (Call 06/15/16)	65	71,581
Shell International Finance BV
4.30%, 09/22/19	565	624,349
4.38%, 03/25/20	390	431,643
Spectra Energy Capital LLC
8.00%, 10/01/19	130	158,406
Talisman Energy Inc.
7.75%, 06/01/19	165	201,852
Valero Energy Corp.
6.13%, 02/01/20	115	135,295
Williams Partners LP
5.25%, 03/15/20	245	271,248

		5,720,471
PAPER & FOREST PRODUCTS — 0.67%
International Paper Co.
9.38%, 05/15/19	250	328,375

		328,375
PHARMACEUTICALS — 5.12%
AstraZeneca PLC
1.95%, 09/18/19[a]	740	726,898
Merck & Co. Inc.
5.00%, 06/30/19	1,170	1,329,570
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	450	440,696

		2,497,164
ROAD & RAIL — 0.38%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	65	72,196
Ryder System Inc.
2.55%, 06/01/19 (Call 05/01/19)	115	114,828

		187,024
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.32%
Texas Instruments Inc.
1.65%, 08/03/19	660	642,983

		642,983

Security	Principal or Shares (000s)	Value

SOFTWARE — 4.17%
Adobe Systems Inc.
4.75%, 02/01/20	$65	$72,044
Microsoft Corp.
4.20%, 06/01/19	615	679,717
Oracle Corp.
5.00%, 07/08/19	1,135	1,286,256

		2,038,017
SPECIALTY RETAIL — 0.56%
TJX Companies Inc. (The)
6.95%, 04/15/19	225	273,952

		273,952
TOBACCO — 2.13%
Altria Group Inc.
9.25%, 08/06/19	115	152,511
Lorillard Tobacco Co.
8.13%, 06/23/19[a]	115	143,010
Philip Morris International Inc.
4.50%, 03/26/20	675	745,464

		1,040,985
WIRELESS TELECOMMUNICATION SERVICES — 3.87%
America Movil SAB de CV
5.00%, 03/30/20	885	983,710
Vodafone Group PLC
5.45%, 06/10/19	790	903,879

		1,887,589

TOTAL CORPORATE BONDS & NOTES
(Cost: $48,266,225)		47,756,755

SHORT-TERM INVESTMENTS — 6.24%

MONEY MARKET FUNDS — 6.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	2,316	2,316,483
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,c,d]	178	178,422

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2020 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2014

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	553	$552,513

		3,047,418

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,047,418)		3,047,418

TOTAL INVESTMENTS IN SECURITIES — 104.06%
(Cost: $51,313,643)		50,804,173
Other Assets, Less Liabilities — (4.06)%		(1,983,272)

NET ASSETS — 100.00%		$48,820,901

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARESBOND™ MAR 2023 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.13%

AEROSPACE & DEFENSE — 6.44%
Embraer SA
5.15%, 06/15/22	$100	$105,000
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	650	607,023
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	500	472,895
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	700	662,881
United Technologies Corp.
3.10%, 06/01/22	1,200	1,207,795

		3,055,594
AIR FREIGHT & LOGISTICS — 1.20%
FedEx Corp.
2.63%, 08/01/22	50	47,270
United Parcel Service Inc.
2.45%, 10/01/22	550	524,528

		571,798
AIRLINES — 0.84%
American Airlines Inc. 2013-2 Pass Through Trust Class A
4.95%, 07/15/24[a]	194	208,394
Continental Airlines Inc. 2007-1 Pass Through Trust Class A
5.98%, 10/19/23	169	191,304

		399,698
AUTO COMPONENTS — 0.11%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	50	53,063

		53,063
BEVERAGES — 5.77%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	500	474,300
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	650	617,437
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	100	91,975
Diageo Investment Corp.
2.88%, 05/11/22	650	636,108
8.00%, 09/15/22	150	198,628

Security	Principal (000s)	Value

PepsiCo Inc.
2.75%, 03/01/23	$750	$718,672

		2,737,120
BIOTECHNOLOGY — 0.42%
Amgen Inc.
3.63%, 05/15/22 (Call 02/15/22)	100	102,781
Celgene Corp.
3.25%, 08/15/22	100	98,221

		201,002
CHEMICALS — 3.94%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	50	48,312
Air Products and Chemicals Inc.
2.75%, 02/03/23	100	94,974
Cabot Corp.
3.70%, 07/15/22	100	98,267
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	100	96,131
E.I. du Pont de Nemours and Co.
2.80%, 02/15/23	600	577,317
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	100	100,774
Monsanto Co.
2.20%, 07/15/22 (Call 04/15/22)	500	469,738
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	100	93,333
2.70%, 02/21/23 (Call 11/21/22)[b]	300	289,712

		1,868,558
COMMERCIAL SERVICES & SUPPLIES — 0.40%
Catholic Health Initiatives
2.95%, 11/01/22	100	94,232
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	100	96,462

		190,694
COMMUNICATIONS EQUIPMENT — 0.42%
Motorola Solutions Inc.
3.50%, 03/01/23	100	95,740
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	100	103,081

		198,821

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2023 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2014

Security	Principal (000s)	Value

COMPUTERS & PERIPHERALS — 0.11%
Hewlett-Packard Co.
4.05%, 09/15/22	$50	$50,928

		50,928
CONSUMER FINANCE — 1.72%
Caterpillar Financial Services Corp.
2.63%, 03/01/23[b]	300	285,726
2.85%, 06/01/22	150	147,243
Toyota Motor Credit Corp.
2.63%, 01/10/23	400	382,405

		815,374
DIVERSIFIED FINANCIAL SERVICES — 2.50%
BP Capital Markets PLC
2.50%, 11/06/22	1,100	1,036,816
3.25%, 05/06/22	150	150,382

		1,187,198
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.37%
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)[b]	850	801,993
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	350	323,948

		1,125,941
ELECTRIC UTILITIES — 6.18%
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	100	94,211
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	200	189,158
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	100	96,938
Duke Energy Progress Inc.
2.80%, 05/15/22 (Call 02/15/22)	200	196,196
Georgia Power Co.
2.85%, 05/15/22[b]	300	292,635
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	200	188,876
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	50	52,853
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	100	94,095
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	100	99,795

Security	Principal (000s)	Value

PPL Electric Utilities Corp.
2.50%, 09/01/22 (Call 06/01/22)	$500	$477,088
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	100	99,177
Public Service Co. of Colorado
2.50%, 03/15/23 (Call 09/15/22)	400	378,554
Virginia Electric and Power Co.
2.75%, 03/15/23 (Call 12/15/22)[b]	700	674,316

		2,933,892
ELECTRICAL EQUIPMENT — 1.01%
ABB Finance (USA) Inc.
2.88%, 05/08/22	100	97,865
Eaton Corp. PLC
2.75%, 11/02/22	200	191,778
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	200	192,307

		481,950
ENERGY EQUIPMENT & SERVICES — 2.54%
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	100	96,805
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	950	906,214
Transocean Inc.
3.80%, 10/15/22 (Call 07/15/22)	100	95,946
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	100	105,332

		1,204,297
FOOD & STAPLES RETAILING — 0.71%
CVS Caremark Corp.
2.75%, 12/01/22 (Call 09/01/22)	50	47,602
Sysco Corp.
2.60%, 06/12/22	200	191,499
Walgreen Co.
3.10%, 09/15/22[b]	100	97,126

		336,227
FOOD PRODUCTS — 0.96%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	100	96,303
Kraft Foods Group Inc.
3.50%, 06/06/22	250	254,437
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	100	105,640

		456,380

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2023 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2014

Security	Principal (000s)	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 1.19%
Baxter International Inc.
2.40%, 08/15/22	$500	$467,633
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	100	99,511

		567,144
HEALTH CARE PROVIDERS & SERVICES — 1.03%
Cardinal Health Inc.
3.20%, 03/15/23[b]	300	294,332
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	100	100,147
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	100	94,866

		489,345
HOTELS, RESTAURANTS & LEISURE — 0.25%
Darden Restaurants Inc.
3.35%, 11/01/22 (Call 08/01/22)	50	46,147
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	75	71,794

		117,941
HOUSEHOLD DURABLES — 0.73%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	100	100,081
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	200	198,043
Whirlpool Corp.
3.70%, 03/01/23	50	49,891

		348,015
HOUSEHOLD PRODUCTS — 1.16%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	50	48,738
Colgate-Palmolive Co.
1.95%, 02/01/23	550	499,910

		548,648
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.54%
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)[b]	250	255,905

		255,905

Security	Principal (000s)	Value

INDUSTRIAL CONGLOMERATES — 3.58%
3M Co.
2.00%, 06/26/22	$350	$328,521
General Electric Co.
2.70%, 10/09/22	1,200	1,171,688
Parker Hannifin Corp.
3.50%, 09/15/22	100	101,021
Pentair Finance SA
3.15%, 09/15/22 (Call 06/15/22)	100	96,078

		1,697,308
INTERNET & CATALOG RETAIL — 0.20%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	100	94,074

		94,074
INTERNET SOFTWARE & SERVICES — 2.41%
Baidu Inc.
3.50%, 11/28/22[b]	600	570,060
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)[b]	600	576,343

		1,146,403
IT SERVICES — 1.26%
Computer Sciences Corp.
4.45%, 09/15/22	50	52,024
International Business Machines Corp.
1.88%, 08/01/22	600	546,489

		598,513
LIFE SCIENCES TOOLS & SERVICES — 0.21%
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	100	97,400

		97,400
MACHINERY — 2.44%
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	350	337,258
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	750	726,516
Stanley Black & Decker Inc.
2.90%, 11/01/22	100	96,489

		1,160,263
MEDIA — 4.69%
21st Century Fox America Inc.
3.00%, 09/15/22	100	97,185

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2023 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2014

Security	Principal (000s)	Value

Comcast Corp.
2.85%, 01/15/23	$750	$730,804
3.13%, 07/15/22	200	200,230
Omnicom Group Inc.
3.63%, 05/01/22	300	300,338
Time Warner Entertainment Co. LP
8.38%, 03/15/23	100	134,189
Time Warner Inc.
3.40%, 06/15/22	100	100,431
Viacom Inc.
3.25%, 03/15/23 (Call 12/15/22)	100	97,369
Walt Disney Co. (The)
2.35%, 12/01/22	600	564,629

		2,225,175
METALS & MINING — 2.78%
Barrick Gold Corp.
3.85%, 04/01/22	100	96,557
Freeport-McMoRan Copper & Gold Inc.
3.88%, 03/15/23 (Call 12/15/22)	300	291,558
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	50	47,916
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	300	310,394
Rio Tinto Finance (USA) PLC
2.88%, 08/21/22 (Call 05/21/22)[b]	550	526,597
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[b]	50	47,698

		1,320,720
MULTI-UTILITIES — 0.51%
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	100	98,382
Dominion Resources Inc. Series B
2.75%, 09/15/22 (Call 06/15/22)[b]	100	95,871
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)[b]	50	48,096

		242,349
MULTILINE RETAIL — 0.10%
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	50	47,293

		47,293
OIL, GAS & CONSUMABLE FUELS — 14.35%
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	1,100	1,039,476

Security	Principal (000s)	Value

ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	$500	$474,101
Continental Resources Inc.
5.00%, 09/15/22 (Call 03/15/17)	250	264,375
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	100	99,239
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	100	97,221
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	400	393,088
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	750	715,859
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	100	95,820
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	100	95,256
Murphy Oil Corp.
3.70%, 12/01/22 (Call 09/01/22)	100	97,846
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)[b]	800	767,841
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	100	97,534
Phillips 66
4.30%, 04/01/22	100	107,141
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	100	94,782
Shell International Finance BV
2.25%, 01/06/23	700	651,517
2.38%, 08/21/22	400	379,785
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	100	97,071
Total Capital International SA
2.70%, 01/25/23	550	525,985
TransCanada PipeLines Ltd.
2.50%, 08/01/22	500	472,044
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	150	152,870
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	100	92,251

		6,811,102

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2023 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2014

Security	Principal (000s)	Value

PERSONAL PRODUCTS — 0.20%
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	$100	$93,513

		93,513
PHARMACEUTICALS — 8.34%
AbbVie Inc.
2.90%, 11/06/22	350	340,223
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	100	96,778
Allergan Inc.
2.80%, 03/15/23 (Call 12/15/22)	250	227,445
Bristol-Myers Squibb Co.
2.00%, 08/01/22	400	366,838
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	550	531,085
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	575	566,925
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	500	473,339
Novartis Capital Corp.
2.40%, 09/21/22	1,000	952,289
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22[b]	300	283,740
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	125	122,116

		3,960,778
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.30%
American Tower Corp.
3.50%, 01/31/23	150	144,303

		144,303
ROAD & RAIL — 0.86%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	100	96,891
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	125	116,111
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	100	96,185
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	100	97,525

		406,712

Security	Principal (000s)	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.60%
Broadcom Corp.
2.50%, 08/15/22	$400	$370,095
Intel Corp.
2.70%, 12/15/22	800	770,717
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	100	95,738

		1,236,550
SOFTWARE — 3.39%
Autodesk Inc.
3.60%, 12/15/22 (Call 09/15/22)	100	96,971
Microsoft Corp.
2.13%, 11/15/22	400	370,403
Oracle Corp.
2.50%, 10/15/22	1,200	1,142,601

		1,609,975
SPECIALTY RETAIL — 1.06%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	50	50,507
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)[b]	400	402,774
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[b]	50	49,379

		502,660
TOBACCO — 2.10%
Altria Group Inc.
2.85%, 08/09/22	100	95,026
Philip Morris International Inc.
2.63%, 03/06/23[b]	850	806,982
Reynolds American Inc.
3.25%, 11/01/22	100	95,415

		997,423
WIRELESS TELECOMMUNICATION SERVICES — 4.21%
America Movil SAB de CV
3.13%, 07/16/22	900	869,283
Vodafone Group PLC
2.50%, 09/26/22	500	462,527
2.95%, 02/19/23	700	664,971

		1,996,781

TOTAL CORPORATE BONDS & NOTES
(Cost: $47,941,782)		46,584,828

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2023 CORPORATE EX-FINANCIALS TERM ETF

April 30, 2014

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 24.00%

MONEY MARKET FUNDS — 24.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	5,668	$5,668,268
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	437	436,585
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	5,288	5,287,620

		11,392,473

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,392,473)		11,392,473

TOTAL INVESTMENTS IN SECURITIES — 122.13%
(Cost: $59,334,255)		57,977,301
Other Assets, Less Liabilities — (22.13)%		(10,505,516)

NET ASSETS — 100.00%		$47,471,785

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARESBOND™ MAR 2016 CORPORATE TERM ETF

April 30, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 71.98%

AEROSPACE & DEFENSE — 0.34%
United Technologies Corp.
4.88%, 05/01/15	$100	$104,388

		104,388
BEVERAGES — 1.09%
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	225	225,891
Coca-Cola HBC Finance BV
5.50%, 09/17/15	100	106,112

		332,003
BIOTECHNOLOGY — 0.35%
Genentech Inc.
4.75%, 07/15/15	100	105,138

		105,138
CAPITAL MARKETS — 9.77%
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	350	350,873
Credit Suisse (USA) Inc.
5.13%, 08/15/15	300	317,119
Deutsche Bank AG London
3.25%, 01/11/16	250	260,199
Goldman Sachs Group Inc. (The)
3.30%, 05/03/15	250	256,323
3.63%, 02/07/16[a]	450	470,060
5.35%, 01/15/16	200	214,424
Jefferies Group LLC
3.88%, 11/09/15	150	155,756
Morgan Stanley
1.75%, 02/25/16	350	354,584
5.38%, 10/15/15	400	426,004
Nomura Holdings Inc.
4.13%, 01/19/16	150	157,377

		2,962,719
CHEMICALS — 0.36%
Dow Chemical Co. (The)
2.50%, 02/15/16	105	108,125

		108,125
COMMERCIAL BANKS — 14.09%
Australia and New Zealand Banking Group Ltd.
0.90%, 02/12/16	250	251,325

Security	Principal (000s)	Value

Bank of Montreal
0.80%, 11/06/15	$100	$100,421
Bank of Nova Scotia
0.75%, 10/09/15	125	125,411
2.90%, 03/29/16	225	234,510
BB&T Corp.
3.20%, 03/15/16 (Call 02/16/16)	200	208,120
5.20%, 12/23/15	50	53,263
BNP Paribas SA
3.60%, 02/23/16	150	157,285
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	225	226,204
Fifth Third Bancorp
3.63%, 01/25/16	150	156,747
Intesa Sanpaolo SpA
3.13%, 01/15/16	200	205,722
Lloyds Bank PLC
4.88%, 01/21/16	100	107,044
National Australia Bank Ltd.
1.60%, 08/07/15	250	253,403
Rabobank Nederland
2.13%, 10/13/15	150	153,428
Royal Bank of Canada
0.80%, 10/30/15	100	100,387
0.85%, 03/08/16	275	275,908
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	300	306,398
Santander Holdings USA Inc.
3.00%, 09/24/15 (Call 08/24/15)	100	102,577
U.S. Bancorp
3.44%, 02/01/16	225	233,985
Wells Fargo & Co.
1.50%, 07/01/15	500	505,396
Westpac Banking Corp.
0.95%, 01/12/16	200	201,111
3.00%, 12/09/15	300	311,485

		4,270,130
COMMUNICATIONS EQUIPMENT — 0.27%
Cisco Systems Inc.
5.50%, 02/22/16	75	81,613

		81,613

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2016 CORPORATE TERM ETF

April 30, 2014

Security	Principal (000s)	Value

COMPUTERS & PERIPHERALS — 0.61%
Hewlett-Packard Co.
2.13%, 09/13/15	$105	$107,002
2.20%, 12/01/15	75	76,541

		183,543
CONSUMER FINANCE — 5.72%
American Express Credit Corp.
1.75%, 06/12/15	150	152,012
2.75%, 09/15/15	300	308,841
Capital One Financial Corp.
1.00%, 11/06/15	150	150,067
Caterpillar Financial Services Corp.
1.10%, 05/29/15	100	100,698
Ford Motor Credit Co. LLC
2.75%, 05/15/15	200	203,984
7.00%, 04/15/15	300	317,906
HSBC Finance Corp.
5.50%, 01/19/16[a]	300	323,342
John Deere Capital Corp.
0.88%, 04/17/15	100	100,484
Toyota Motor Credit Corp.
2.80%, 01/11/16	75	77,815

		1,735,149
DIVERSIFIED FINANCIAL SERVICES — 13.24%
Bank of America Corp.
3.63%, 03/17/16	525	549,663
3.70%, 09/01/15	200	207,620
4.50%, 04/01/15	150	155,268
BBVA U.S. Senior SA Unipersonal
4.66%, 10/09/15[a]	200	209,793
BP Capital Markets PLC
3.20%, 03/11/16	250	261,914
Citigroup Inc.
1.25%, 01/15/16	375	376,451
2.25%, 08/07/15	200	203,467
4.59%, 12/15/15	200	211,613
Deutsche Telekom International Finance BV
5.75%, 03/23/16	150	163,424
General Electric Capital Corp.
1.00%, 12/11/15	100	100,769
1.00%, 01/08/16	250	251,589
1.63%, 07/02/15	300	303,929
5.00%, 01/08/16	100	107,246

Security	Principal (000s)	Value

J.P. Morgan Chase & Co.
2.60%, 01/15/16	$250	$257,217
3.45%, 03/01/16	450	470,896
5.25%, 05/01/15	175	182,795

		4,013,654
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.52%
AT&T Inc.
0.90%, 02/12/16	150	150,343
2.50%, 08/15/15	150	153,613
British Telecommunications PLC
2.00%, 06/22/15	200	202,789
Orange
2.13%, 09/16/15	150	152,670
Telefonica Emisiones SAU
3.99%, 02/16/16	75	78,878
Verizon Communications Inc.
5.55%, 02/15/16	25	26,928

		765,221
ELECTRIC UTILITIES — 1.35%
Duke Energy Corp.
3.35%, 04/01/15	75	76,903
Exelon Corp.
4.90%, 06/15/15	150	156,562
Georgia Power Co. Series 12D
0.63%, 11/15/15	75	74,617
NextEra Energy Capital Holdings Inc.
1.20%, 06/01/15	100	100,408

		408,490
ELECTRICAL EQUIPMENT — 0.25%
Eaton Corp.
0.95%, 11/02/15	75	75,426

		75,426
ENERGY EQUIPMENT & SERVICES — 0.52%
Ensco PLC
3.25%, 03/15/16	100	104,275
Transocean Inc.
4.95%, 11/15/15	50	52,866

		157,141
FOOD & STAPLES RETAILING — 0.59%
CVS Caremark Corp.
3.25%, 05/18/15	75	76,976

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2016 CORPORATE TERM ETF

April 30, 2014

Security	Principal (000s)	Value

Wal-Mart Stores Inc.
2.25%, 07/08/15	$100	$102,186

		179,162
FOOD PRODUCTS — 1.62%
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	75	79,056
ConAgra Foods Inc.
1.30%, 01/25/16	100	100,824
Kraft Foods Group Inc.
1.63%, 06/04/15	150	151,473
Mondelez International Inc.
4.13%, 02/09/16	150	158,702

		490,055
HEALTH CARE EQUIPMENT & SUPPLIES — 0.34%
Covidien International Finance SA
2.80%, 06/15/15	100	102,206

		102,206
HEALTH CARE PROVIDERS & SERVICES — 1.36%
McKesson Corp.
0.95%, 12/04/15	100	100,126
UnitedHealth Group Inc.
0.85%, 10/15/15	150	150,390
WellPoint Inc.
5.25%, 01/15/16	150	161,255

		411,771
HOUSEHOLD DURABLES — 0.27%
Mohawk Industries Inc.
6.13%, 01/15/16	75	81,469

		81,469
HOUSEHOLD PRODUCTS — 0.25%
Procter & Gamble Co. (The)
1.80%, 11/15/15	75	76,353

		76,353
INSURANCE — 3.44%
ACE INA Holdings Inc.
5.60%, 05/15/15	150	157,562
Aegon NV
4.63%, 12/01/15	75	79,235
Aflac Inc.
3.45%, 08/15/15	100	103,561
American International Group Inc.
2.38%, 08/24/15	175	178,779

Security	Principal (000s)	Value

Manulife Financial Corp.
3.40%, 09/17/15	$100	$103,737
MetLife Inc.
5.00%, 06/15/15	150	157,334
Prudential Financial Inc.
Series C
4.75%, 06/13/15	150	156,537
Series D
4.75%, 09/17/15	100	105,514

		1,042,259
INTERNET & CATALOG RETAIL — 0.33%
Amazon.com Inc.
0.65%, 11/27/15	100	100,109

		100,109
IT SERVICES — 0.33%
International Business Machines Corp.
0.75%, 05/11/15	100	100,338

		100,338
LIFE SCIENCES TOOLS & SERVICES — 0.52%
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	150	156,481

		156,481
MEDIA — 2.11%
Comcast Corp.
5.90%, 03/15/16	300	329,138
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.13%, 02/15/16	75	77,954
3.50%, 03/01/16	150	156,821
Time Warner Inc.
3.15%, 07/15/15	75	77,275

		641,188
METALS & MINING — 0.71%
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	105	106,730
Vale Overseas Ltd.
6.25%, 01/11/16	100	108,055

		214,785
MULTI-UTILITIES — 0.52%
Dominion Resources Inc. Series C
5.15%, 07/15/15	50	52,653

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2016 CORPORATE TERM ETF

April 30, 2014

Security	Principal (000s)	Value

TECO Finance Inc.
4.00%, 03/15/16	$100	$105,511

		158,164
OFFICE ELECTRONICS — 0.18%
Xerox Corp.
6.40%, 03/15/16	50	55,024

		55,024
OIL, GAS & CONSUMABLE FUELS — 3.06%
Enterprise Products Operating LLC
3.20%, 02/01/16	150	156,188
Marathon Oil Corp.
0.90%, 11/01/15	100	100,208
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	100	103,759
Plains All American Pipeline LP/PAA Finance Corp.
3.95%, 09/15/15	50	52,166
Shell International Finance BV
3.10%, 06/28/15	200	205,950
Total Capital SA
2.30%, 03/15/16	150	154,597
3.00%, 06/24/15	100	102,832
TransCanada PipeLines Ltd.
3.40%, 06/01/15	50	51,471

		927,171
PHARMACEUTICALS — 1.77%
AbbVie Inc.
1.20%, 11/06/15	250	252,332
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	75	75,041
Merck & Co. Inc.
4.00%, 06/30/15	100	104,008
Sanofi
2.63%, 03/29/16	100	103,861

		535,242
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.85%
HCP Inc.
3.75%, 02/01/16	100	104,632
Health Care REIT Inc.
3.63%, 03/15/16	75	77,761
Kilroy Realty Corp.
5.00%, 11/03/15	105	110,822

Security	Principal or Shares (000s)	Value

Simon Property Group LP
5.75%, 12/01/15 (Call 09/02/15)	$150	$160,181
Vornado Realty Trust
4.25%, 04/01/15 (Call 01/01/15)	105	107,425

		560,821
ROAD & RAIL — 0.35%
CSX Corp.
6.25%, 04/01/15	100	105,137

		105,137
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.33%
Texas Instruments Inc.
0.45%, 08/03/15	100	99,837

		99,837
SOFTWARE — 0.34%
Microsoft Corp.
1.63%, 09/25/15	100	101,750

		101,750
SPECIALTY RETAIL — 0.89%
Home Depot Inc. (The)
5.40%, 03/01/16	150	163,077
Lowe’s Companies Inc.
5.00%, 10/15/15	100	106,336

		269,413
TOBACCO — 0.34%
Altria Group Inc.
4.13%, 09/11/15	100	104,603

		104,603

TOTAL CORPORATE BONDS & NOTES
(Cost: $21,734,946)		21,816,078

INVESTMENT COMPANIES — 24.94%
iSharesBond Mar 2016 Corporate ex-Financials Term ETF[a,b]	76	7,559,838

TOTAL INVESTMENT COMPANIES
(Cost: $7,504,435)		7,559,838

SHORT-TERM INVESTMENTS — 4.93%

MONEY MARKET FUNDS — 4.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	366	366,260

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2016 CORPORATE TERM ETF

April 30, 2014

Security	Shares (000s)	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,c,d]	28	$28,210
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	1,099	1,099,025

		1,493,495

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,493,495)		1,493,495

TOTAL INVESTMENTS IN SECURITIES — 101.85%
(Cost: $30,732,876)		30,869,411
Other Assets, Less Liabilities — (1.85)%		(561,415)

NET ASSETS — 100.00%		$30,307,996

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARESBOND™ MAR 2018 CORPORATE TERM ETF

April 30, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 80.71%

AEROSPACE & DEFENSE — 1.06%
Honeywell International Inc.
5.30%, 03/01/18	$75	$85,091
Precision Castparts Corp.
1.25%, 01/15/18	100	98,526
United Technologies Corp.
1.80%, 06/01/17	300	306,030

		489,647
AIR FREIGHT & LOGISTICS — 0.54%
United Parcel Service Inc.
1.13%, 10/01/17	250	248,752

		248,752
BEVERAGES — 1.99%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	75	85,244
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	300	296,427
Coca-Cola Co. (The)
1.65%, 03/14/18	250	249,797
Diageo Capital PLC
5.75%, 10/23/17	250	286,287

		917,755
BIOTECHNOLOGY — 0.81%
Amgen Inc[a]
2.13%, 05/15/17	250	256,542
Biogen Idec Inc.
6.88%, 03/01/18	100	117,327

		373,869
CAPITAL MARKETS — 8.87%
Bank of America Corp.
5.70%, 05/02/17	200	222,051
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	225	220,991
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
6.40%, 10/02/17[a]	650	750,478
7.25%, 02/01/18	450	535,256
Deutsche Bank AG London
6.00%, 09/01/17	225	256,181
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18[a]	800	809,798
6.25%, 09/01/17	450	514,103

Security	Principal (000s)	Value

Janus Capital Group Inc.
6.70%, 06/15/17	$100	$113,003
Morgan Stanley
5.95%, 12/28/17	200	227,921
Series F
5.55%, 04/27/17	400	445,874

		4,095,656
CHEMICALS — 0.68%
Eastman Chemical Co.
2.40%, 06/01/17	150	153,665
Ecolab Inc.
1.45%, 12/08/17	75	74,726
PPG Industries Inc.
6.65%, 03/15/18	75	87,681

		316,072
COMMERCIAL BANKS — 13.30%
Bank of Montreal
1.40%, 09/11/17	150	149,731
Bank of Nova Scotia
1.38%, 12/18/17 (Call 11/18/17)	200	198,735
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	75	73,693
BNP Paribas SA
2.38%, 09/14/17	300	308,045
Branch Banking & Trust Co.
1.00%, 04/03/17 (Call 03/03/17)	250	248,106
Commonwealth Bank of Australia
1.90%, 09/18/17	250	253,575
Credit Suisse New York
6.00%, 02/15/18	190	218,330
Fifth Third Bank/Cincinnati
1.45%, 02/28/18 (Call 01/28/18)	200	196,604
HSBC USA Inc.
1.63%, 01/16/18	300	299,068
Intesa Sanpaolo SpA
3.88%, 01/16/18	250	261,358
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	250	285,043
Rabobank Nederland
1.70%, 03/19/18	250	249,143
Royal Bank of Canada
1.50%, 01/16/18	250	248,106
Societe Generale SA
2.75%, 10/12/17	250	258,287

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2018 CORPORATE TERM ETF

April 30, 2014

Security	Principal (000s)	Value

Sumitomo Mitsui Banking Corp.
1.80%, 07/18/17	$250	$251,756
Svenska Handelsbanken AB
1.63%, 03/21/18	250	248,069
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	250	252,713
UBS AG Stamford
5.88%, 12/20/17	300	343,122
Wachovia Corp./Wells Fargo & Co.
5.75%, 02/01/18	450	514,840
Wells Fargo & Co.
1.50%, 01/16/18	200	198,342
5.63%, 12/11/17	650	740,087
Westpac Banking Corp.
1.60%, 01/12/18[a]	350	348,729

		6,145,482
COMMERCIAL SERVICES & SUPPLIES — 0.25%
Waste Management Inc.
6.10%, 03/15/18	100	115,680

		115,680
COMMUNICATIONS EQUIPMENT — 0.25%
Motorola Solutions Inc.
6.00%, 11/15/17	100	114,134

		114,134
COMPUTERS & PERIPHERALS — 0.96%
Hewlett-Packard Co.
2.60%, 09/15/17[a]	355	367,142
NetApp Inc.
2.00%, 12/15/17	75	76,171

		443,313
CONSUMER FINANCE — 5.42%
American Express Co.
6.15%, 08/28/17	250	287,581
7.00%, 03/19/18	550	654,932
Capital One Financial Corp.
6.75%, 09/15/17	150	174,856
Caterpillar Financial Services Corp. Series G
1.25%, 11/06/17	150	148,544
Discover Financial Services
6.45%, 06/12/17	150	170,758
Ford Motor Credit Co. LLC
2.38%, 01/16/18	400	405,595

Security	Principal (000s)	Value

3.00%, 06/12/17	$200	$208,627
John Deere Capital Corp.
2.80%, 09/18/17	150	155,323
Toyota Motor Credit Corp.
1.38%, 01/10/18	300	298,319

		2,504,535
DIVERSIFIED FINANCIAL SERVICES — 7.93%
Bank of America Corp.
2.00%, 01/11/18	650	649,957
6.00%, 09/01/17	450	510,013
BP Capital Markets PLC
1.38%, 11/06/17	150	149,848
Citigroup Inc.
6.00%, 08/15/17	200	226,327
6.13%, 11/21/17	600	685,977
General Electric Capital Corp.
2.30%, 04/27/17	450	463,756
5.63%, 09/15/17[a]	395	447,892
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	200	224,636
NYSE Euronext
2.00%, 10/05/17	150	150,471
Voya Financial Inc.
2.90%, 02/15/18	150	154,614

		3,663,491
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.98%
AT&T Inc.
1.40%, 12/01/17	250	248,569
5.50%, 02/01/18	300	339,933
British Telecommunications PLC
5.95%, 01/15/18	100	114,493
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	100	100,141
Telefonica Emisiones SAU
6.22%, 07/03/17	25	28,430
Verizon Communications Inc.
5.50%, 02/15/18	75	85,261

		916,827
ELECTRIC UTILITIES — 2.26%
Appalachian Power Co. Series K
5.00%, 06/01/17	100	108,817

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2018 CORPORATE TERM ETF

April 30, 2014

Security	Principal (000s)	Value

Duke Energy Corp.
1.63%, 08/15/17	$200	$201,217
Edison International
3.75%, 09/15/17	75	80,209
Nisource Finance Corp.
6.40%, 03/15/18	105	121,443
Oncor Electric Delivery Co. LLC
5.00%, 09/30/17	150	166,376
Pacific Gas & Electric Co.
5.63%, 11/30/17	75	84,362
Peco Energy Co.
5.35%, 03/01/18	250	282,908

		1,045,332
ELECTRICAL EQUIPMENT — 0.68%
Eaton Corp. PLC
1.50%, 11/02/17	200	200,172
Tyco Electronics Group SA
6.55%, 10/01/17	100	114,721

		314,893
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.11%
Tech Data Corp.
3.75%, 09/21/17	50	51,435

		51,435
ENERGY EQUIPMENT & SERVICES — 0.85%
Nabors Industries Inc.
6.15%, 02/15/18	100	113,572
Transocean Inc.
6.00%, 03/15/18[a]	175	195,193
Weatherford International Ltd.
6.00%, 03/15/18	75	85,636

		394,401
FOOD & STAPLES RETAILING — 1.98%
CVS Caremark Corp.
5.75%, 06/01/17	150	169,842
Delhaize Brothers and Co. “The Lion” (Delhaize Group)
6.50%, 06/15/17	75	85,030
Kroger Co. (The)
6.40%, 08/15/17	100	114,883
Safeway Inc.
6.35%, 08/15/17	50	57,000

Security	Principal (000s)	Value

Wal-Mart Stores Inc.
5.38%, 04/05/17	$300	$337,453
Walgreen Co.
1.80%, 09/15/17	150	151,450

		915,658
FOOD PRODUCTS — 1.20%
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	75	78,162
ConAgra Foods Inc.
1.90%, 01/25/18	225	225,146
Kraft Foods Group Inc.
2.25%, 06/05/17	125	128,380
Mondelez International Inc.
6.13%, 02/01/18	105	120,850

		552,538
GAS UTILITIES — 0.24%
Southern Natural Gas Co. LLC
5.90%, 04/01/17[b]	100	111,734

		111,734
HEALTH CARE EQUIPMENT & SUPPLIES — 0.19%
Covidien International Finance SA
6.00%, 10/15/17	75	86,010

		86,010
HEALTH CARE PROVIDERS & SERVICES — 1.74%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	150	150,228
Cardinal Health Inc.
1.70%, 03/15/18	100	99,473
McKesson Corp.
1.40%, 03/15/18	75	73,217
Medco Health Solutions Inc.
7.13%, 03/15/18	75	88,509
UnitedHealth Group Inc.
6.00%, 02/15/18	250	287,375
WellPoint Inc.
1.88%, 01/15/18	105	105,237

		804,039
HOTELS, RESTAURANTS & LEISURE — 0.77%
Carnival Corp.
1.88%, 12/15/17	100	100,070
Darden Restaurants Inc.
6.20%, 10/15/17	50	57,095

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2018 CORPORATE TERM ETF

April 30, 2014

Security	Principal (000s)	Value

McDonald’s Corp.
5.35%, 03/01/18	$100	$113,641
Starbucks Corp.
6.25%, 08/15/17	75	86,559

		357,365
HOUSEHOLD PRODUCTS — 0.25%
Clorox Co. (The)
5.95%, 10/15/17	100	114,658

		114,658
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.19%
Exelon Generation Co. LLC
6.20%, 10/01/17	75	85,472

		85,472
INDUSTRIAL CONGLOMERATES — 1.44%
3M Co.
1.00%, 06/26/17	100	99,676
General Electric Co.
5.25%, 12/06/17	400	452,260
Koninklijke Philips NV
5.75%, 03/11/18	100	114,139

		666,075
INSURANCE — 2.74%
American International Group Inc.
5.45%, 05/18/17	150	167,560
5.85%, 01/16/18	300	342,442
Berkshire Hathaway Inc.
1.55%, 02/09/18	300	299,871
Hartford Financial Services Group Inc. (The)
4.00%, 10/15/17	100	107,426
MetLife Inc.
1.76%, 12/15/17	125	125,985
Principal Financial Group Inc.
1.85%, 11/15/17	100	100,325
Prudential Financial Inc. Series D
6.00%, 12/01/17	105	120,730

		1,264,339
INTERNET & CATALOG RETAIL — 0.32%
Amazon.com Inc.
1.20%, 11/29/17	150	148,672

		148,672

Security	Principal (000s)	Value

INTERNET SOFTWARE & SERVICES — 0.44%
Baidu Inc.
2.25%, 11/28/17	$200	$200,887

		200,887
IT SERVICES — 1.36%
Computer Sciences Corp.
6.50%, 03/15/18	150	172,717
International Business Machines Corp.
5.70%, 09/14/17	400	454,783

		627,500
LEISURE EQUIPMENT & PRODUCTS — 0.21%
Mattel Inc.
1.70%, 03/15/18[a]	100	98,513

		98,513
MEDIA — 3.15%
Comcast Corp.
5.88%, 02/15/18	105	120,927
6.30%, 11/15/17	250	291,069
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18[a]	250	248,116
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	100	101,416
Time Warner Cable Inc.
5.85%, 05/01/17	275	311,223
Viacom Inc.
3.50%, 04/01/17	125	132,753
Walt Disney Co. (The)
1.10%, 12/01/17	250	247,779

		1,453,283
METALS & MINING — 1.25%
Cliffs Natural Resources Inc.
3.95%, 01/15/18[a]	75	76,654
Freeport-McMoRan Copper & Gold Inc.
2.38%, 03/15/18	225	226,188
Goldcorp Inc.
2.13%, 03/15/18	100	99,606
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)	100	100,534
Teck Resources Ltd.
2.50%, 02/01/18	75	75,719

		578,701

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2018 CORPORATE TERM ETF

April 30, 2014

Security	Principal (000s)	Value

MULTI-UTILITIES — 0.34%
CMS Energy Corp.
5.05%, 02/15/18	$75	$83,503
Dominion Resources Inc. Series A
1.40%, 09/15/17	75	74,303

		157,806
MULTILINE RETAIL — 1.22%
Kohl’s Corp.
6.25%, 12/15/17	100	115,326
Nordstrom Inc.
6.25%, 01/15/18	100	114,327
Target Corp.
5.38%, 05/01/17	300	336,093

		565,746
OFFICE ELECTRONICS — 0.03%
Pitney Bowes Inc.
5.75%, 09/15/17	12	13,500

		13,500
OIL, GAS & CONSUMABLE FUELS — 4.62%
Anadarko Petroleum Corp.
6.38%, 09/15/17	255	294,769
Buckeye Partners LP
6.05%, 01/15/18	50	55,901
Canadian Natural Resources Ltd.
5.70%, 05/15/17	200	224,831
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	300	297,682
Devon Energy Corp.
1.88%, 05/15/17 (Call 04/15/17)	75	76,193
Encana Corp.
5.90%, 12/01/17	100	114,334
Enterprise Products Operating LLC Series L
6.30%, 09/15/17	100	115,457
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	225	256,369
Marathon Oil Corp.
6.00%, 10/01/17	200	228,894
Phillips 66
2.95%, 05/01/17	225	235,517
Total Capital Canada Ltd.
1.45%, 01/15/18	150	149,399

Security	Principal (000s)	Value

Valero Energy Corp.
6.13%, 06/15/17	$75	$85,776

		2,135,122
PERSONAL PRODUCTS — 0.12%
Avon Products Inc.
5.75%, 03/01/18	50	54,128

		54,128
PHARMACEUTICALS — 3.06%
AbbVie Inc.
1.75%, 11/06/17	500	503,839
Actavis Inc.
1.88%, 10/01/17	150	150,993
AstraZeneca PLC
5.90%, 09/15/17	150	172,130
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	300	302,618
Merck & Co. Inc.
6.00%, 09/15/17	250	286,190

		1,415,770
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.22%
American Tower Corp.
4.50%, 01/15/18	275	298,081
CommonWealth REIT
6.65%, 01/15/18 (Call 07/15/17)	50	55,082
HCP Inc.
6.70%, 01/30/18[a]	100	116,956
Health Care REIT Inc.
2.25%, 03/15/18	105	106,044
Hospitality Properties Trust
6.70%, 01/15/18 (Call 07/15/17)	100	110,443
Kimco Realty Corp.
4.30%, 02/01/18 (Call 11/01/17)	75	80,536
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	150	153,913
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	105	105,480

		1,026,535
ROAD & RAIL — 0.60%
Burlington Northern Santa Fe Corp.
5.75%, 03/15/18	75	85,845
CSX Corp.
6.25%, 03/15/18	100	115,954

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2018 CORPORATE TERM ETF

April 30, 2014

Security	Principal (000s)	Value

Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	$75	$74,915

		276,714
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.76%
Intel Corp.
1.35%, 12/15/17	350	349,571

		349,571
SOFTWARE — 0.54%
Oracle Corp.
1.20%, 10/15/17	150	149,319
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	100	102,335

		251,654
SPECIALTY RETAIL — 0.11%
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)	50	50,530

		50,530
TOBACCO — 0.55%
Lorillard Tobacco Co.
2.30%, 08/21/17[a]	50	51,114
Reynolds American Inc.
6.75%, 06/15/17	75	86,580
UST LLC
5.75%, 03/01/18	100	114,041

		251,735
TRADING COMPANIES & DISTRIBUTORS — 0.12%
Air Lease Corp.
5.63%, 04/01/17	50	55,222

		55,222
WATER UTILITIES — 0.37%
American Water Capital Corp.
6.09%, 10/15/17	150	168,995

		168,995
WIRELESS TELECOMMUNICATION SERVICES — 0.64%
Vodafone Group PLC
1.50%, 02/19/18	300	296,907

		296,907

TOTAL CORPORATE BONDS & NOTES
(Cost: $37,029,189)		37,286,653

Security	Shares (000s)	Value

INVESTMENT COMPANIES — 16.52%
iSharesBond Mar 2018 Corporate ex-Financials Term ETF[a,c]	77	$7,630,708

TOTAL INVESTMENT COMPANIES
(Cost: $7,493,476)		7,630,708

SHORT-TERM INVESTMENTS — 7.27%

MONEY MARKET FUNDS — 7.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	2,070	2,069,713
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	159	159,420
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,129	1,128,687

		3,357,820

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,357,820)		3,357,820

TOTAL INVESTMENTS IN SECURITIES — 104.50%
(Cost: $47,880,485)		48,275,181
Other Assets, Less Liabilities — (4.50)%		(2,080,445)

NET ASSETS — 100.00%		$46,194,736

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARESBOND™ MAR 2020 CORPORATE TERM ETF

April 30, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 81.16%

AEROSPACE & DEFENSE — 0.63%
L-3 Communications Corp.
5.20%, 10/15/19	$70	$77,468
Lockheed Martin Corp.
4.25%, 11/15/19	50	54,333

		131,801
AIR FREIGHT & LOGISTICS — 0.55%
United Parcel Service Inc.
5.13%, 04/01/19	100	113,901

		113,901
BEVERAGES — 1.38%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	250	287,535

		287,535
CAPITAL MARKETS — 6.04%
Ameriprise Financial Inc.
5.30%, 03/15/20	200	226,529
Goldman Sachs Group Inc. (The)
5.38%, 03/15/20	200	223,889
Jefferies Group LLC
8.50%, 07/15/19	100	123,161
Legg Mason Inc.
5.50%, 05/21/19	100	110,993
Morgan Stanley
5.63%, 09/23/19	500	569,403

		1,253,975
CHEMICALS — 2.94%
Dow Chemical Co. (The)
8.55%, 05/15/19	130	166,793
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	200	222,714
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20	100	110,766
Praxair Inc.
4.50%, 08/15/19	100	110,728

		611,001
COMMERCIAL BANKS — 10.49%
Barclays Bank PLC
5.13%, 01/08/20[a]	350	393,828
BB&T Corp.
6.85%, 04/30/19	200	241,765

Security	Principal (000s)	Value

Credit Suisse New York
5.40%, 01/14/20	$260	$290,571
Fifth Third Bank
2.38%, 04/25/19 (Call 03/25/19)	200	200,678
PNC Funding Corp.
5.13%, 02/08/20[a,b]	100	113,034
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	100	115,503
U.S. Bancorp
2.20%, 04/25/19 (Call 03/25/19)	200	200,820
Wells Fargo & Co.
2.13%, 04/22/19	400	398,751
Westpac Banking Corp.
4.88%, 11/19/19	200	223,574

		2,178,524
COMMERCIAL SERVICES & SUPPLIES — 0.54%
Republic Services Inc.
5.00%, 03/01/20	100	111,183

		111,183
COMMUNICATIONS EQUIPMENT — 1.06%
Cisco Systems Inc.
4.45%, 01/15/20[a]	200	220,258

		220,258
COMPUTERS & PERIPHERALS — 0.13%
Lexmark International Inc.
5.13%, 03/15/20	25	26,335

		26,335
CONSUMER FINANCE — 2.86%
Boeing Capital Corp.
4.70%, 10/27/19	150	168,204
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	250	250,673
Ford Motor Credit Co. LLC
8.13%, 01/15/20	100	127,097
John Deere Capital Corp.
1.70%, 01/15/20	50	48,322

		594,296
CONTAINERS & PACKAGING — 0.49%
Rock-Tenn Co.
3.50%, 03/01/20	100	102,484

		102,484

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2020 CORPORATE TERM ETF

April 30, 2014

Security	Principal (000s)	Value

DIVERSIFIED FINANCIAL SERVICES — 10.49%
Bank of America Corp.
2.65%, 04/01/19	$350	$351,417
7.63%, 06/01/19	200	246,471
BP Capital Markets PLC
2.24%, 05/10/19	150	150,039
Citigroup Inc.
2.55%, 04/08/19	350	350,780
8.50%, 05/22/19	200	254,698
General Electric Capital Corp.
5.50%, 01/08/20	200	230,905
6.00%, 08/07/19	125	146,988
J.P. Morgan Chase & Co.
4.95%, 03/25/20	350	391,430
NASDAQ OMX Group Inc. (The)
5.55%, 01/15/20	50	54,981

		2,177,709
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.67%
Orange
5.38%, 07/08/19	100	113,215
Telefonica Emisiones SAU
5.88%, 07/15/19	100	114,639
Verizon Communications Inc.
6.35%, 04/01/19	100	118,307

		346,161
ELECTRIC UTILITIES — 0.78%
CMS Energy Corp.
8.75%, 06/15/19	125	161,767

		161,767
ELECTRICAL EQUIPMENT — 1.24%
Emerson Electric Co.
4.88%, 10/15/19	150	170,012
Roper Industries Inc.
6.25%, 09/01/19	75	87,202

		257,214
ENERGY EQUIPMENT & SERVICES — 0.46%
Pride International Inc.
8.50%, 06/15/19	75	95,340

		95,340
FOOD & STAPLES RETAILING — 1.41%
Costco Wholesale Corp.
1.70%, 12/15/19	100	97,360

Security	Principal (000s)	Value

Kroger Co. (The)
6.15%, 01/15/20	$100	$117,365
Safeway Inc.
5.00%, 08/15/19	75	77,250

		291,975
FOOD PRODUCTS — 2.31%
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	70	87,277
Kellogg Co.
4.15%, 11/15/19	100	107,244
Kraft Foods Group Inc.
5.38%, 02/10/20	100	115,010
Mondelez International Inc.
5.38%, 02/10/20	150	170,616

		480,147
HEALTH CARE EQUIPMENT & SUPPLIES — 1.38%
Abbott Laboratories
5.13%, 04/01/19	100	113,351
Boston Scientific Corp.
6.00%, 01/15/20	50	57,976
CareFusion Corp.
6.38%, 08/01/19	100	114,541

		285,868
HEALTH CARE PROVIDERS & SERVICES — 0.72%
Quest Diagnostics Inc.
2.70%, 04/01/19	150	149,780

		149,780
HOTELS, RESTAURANTS & LEISURE — 0.42%
International Game Technology
7.50%, 06/15/19	75	88,063

		88,063
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.54%
Exelon Generation Co. LLC
5.20%, 10/01/19	100	111,548

		111,548
INSURANCE — 3.28%
Aflac Inc.
8.50%, 05/15/19	100	129,054
Allstate Corp. (The)
7.45%, 05/16/19	100	124,104

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2020 CORPORATE TERM ETF

April 30, 2014

Security	Principal (000s)	Value

Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	$125	$142,677
Lincoln National Corp.
8.75%, 07/01/19	125	161,713
Prudential Financial Inc.
7.38%, 06/15/19	100	123,398

		680,946
IT SERVICES — 0.63%
International Business Machines Corp.
8.38%, 11/01/19	100	130,545

		130,545
LIFE SCIENCES TOOLS & SERVICES — 0.56%
Life Technologies Corp.
6.00%, 03/01/20	100	116,047

		116,047
MACHINERY — 0.47%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	100	97,931

		97,931
MEDIA — 4.68%
CBS Corp.
8.88%, 05/15/19	100	128,735
Comcast Corp.
5.15%, 03/01/20	100	113,591
5.70%, 07/01/19	50	58,152
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.20%, 03/15/20	200	221,122
Time Warner Cable Inc.
5.00%, 02/01/20	200	223,418
Time Warner Inc.
4.88%, 03/15/20	100	111,152
Viacom Inc.
5.63%, 09/15/19	100	115,010

		971,180
METALS & MINING — 3.74%
Barrick Gold Corp.
6.95%, 04/01/19	125	148,786
BHP Billiton Finance (USA) Ltd.
6.50%, 04/01/19	175	210,501

Security	Principal (000s)	Value

Freeport-McMoRan Copper & Gold Inc.
3.10%, 03/15/20	$100	$98,772
Newmont Mining Corp.
5.13%, 10/01/19[a]	100	109,754
Rio Tinto Finance (USA) Ltd.
9.00%, 05/01/19	100	131,024
Vale Overseas Ltd.
5.63%, 09/15/19	70	78,016

		776,853
OFFICE ELECTRONICS — 0.82%
Xerox Corp.
5.63%, 12/15/19	150	171,046

		171,046
OIL, GAS & CONSUMABLE FUELS — 8.13%
Cenovus Energy Inc.
5.70%, 10/15/19	75	86,418
EnLink Midstream Partners LP
2.70%, 04/01/19	200	201,452
Enterprise Products Operating LLC
5.25%, 01/31/20	125	139,799
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	150	178,264
Magellan Midstream Partners LP
6.55%, 07/15/19	100	118,673
Plains All American Pipeline LP/PAA Finance Corp.
5.75%, 01/15/20	100	115,671
Plains Exploration & Production Co.
6.13%, 06/15/19 (Call 06/15/16)	100	110,125
Shell International Finance BV
4.30%, 09/22/19	100	110,504
4.38%, 03/25/20	150	166,017
Talisman Energy Inc.
7.75%, 06/01/19	100	122,334
Valero Energy Corp.
6.13%, 02/01/20	100	117,648
Williams Partners LP
5.25%, 03/15/20	200	221,427

		1,688,332

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2020 CORPORATE TERM ETF

April 30, 2014

Security	Principal (000s)	Value

PAPER & FOREST PRODUCTS — 0.32%
International Paper Co.
9.38%, 05/15/19	$50	$65,675

		65,675
PERSONAL PRODUCTS — 0.37%
Avon Products Inc.
4.60%, 03/15/20	75	76,616

		76,616
PHARMACEUTICALS — 1.02%
Merck & Co. Inc.
5.00%, 06/30/19[a]	100	113,639
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	100	97,932

		211,571
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.16%
Boston Properties LP
5.88%, 10/15/19	150	173,911
Digital Realty Trust LP
5.88%, 02/01/20	75	82,634
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	150	149,152
Simon Property Group LP
5.65%, 02/01/20 (Call 11/01/19)	200	232,614
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	125	133,512
Weyerhaeuser Co.
7.38%, 10/01/19	75	91,787

		863,610
ROAD & RAIL — 0.75%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	50	55,535
Ryder System Inc.
2.55%, 06/01/19 (Call 05/01/19)	100	99,851

		155,386
SOFTWARE — 0.82%
Oracle Corp.
5.00%, 07/08/19	150	169,990

		169,990
SPECIALTY RETAIL — 0.59%
TJX Companies Inc. (The)
6.95%, 04/15/19	100	121,756

		121,756

Security	Principal or Shares (000s)	Value

TOBACCO — 1.22%
Altria Group Inc.
9.25%, 08/06/19	$125	$165,772
Lorillard Tobacco Co.
8.13%, 06/23/19[a]	70	87,050

		252,822
WIRELESS TELECOMMUNICATION SERVICES — 1.07%
America Movil SAB de CV
5.00%, 10/16/19	100	111,429
5.00%, 03/30/20	100	111,154

		222,583

TOTAL CORPORATE BONDS & NOTES
(Cost: $16,593,155)		16,849,754

INVESTMENT COMPANIES — 15.14%
iSharesBond Mar 2020 Corporate ex-Financials Term ETF[a,b]	32	3,143,682

TOTAL INVESTMENT COMPANIES
(Cost: $3,047,085)		3,143,682

SHORT-TERM INVESTMENTS — 30.25%

MONEY MARKET FUNDS — 30.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	701	700,951
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,c,d]	54	53,989
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	5,526	5,525,714

		6,280,654

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,280,654)		6,280,654

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2020 CORPORATE TERM ETF

April 30, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 126.55%
(Cost: $25,920,894)	$26,274,090
Other Assets, Less Liabilities — (26.55)%	(5,512,458)

NET ASSETS — 100.00%	$20,761,632

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited)

iSHARESBOND™ MAR 2023 CORPORATE TERM ETF

April 30, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 78.95%

AEROSPACE & DEFENSE — 1.59%
Embraer SA
5.15%, 06/15/22	$50	$52,500
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	100	94,697
United Technologies Corp.
3.10%, 06/01/22	100	100,650

		247,847
AUTO COMPONENTS — 0.68%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	100	106,125

		106,125
BEVERAGES — 1.55%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	254	240,944

		240,944
BIOTECHNOLOGY — 0.98%
Amgen Inc.
3.63%, 05/15/22 (Call 02/15/22)	100	102,782
Celgene Corp.
3.25%, 08/15/22	50	49,110

		151,892
BUILDING PRODUCTS — 0.44%
Owens Corning Inc.
4.20%, 12/15/22 (Call 09/15/22)	70	68,860

		68,860
CAPITAL MARKETS — 4.88%
Goldman Sachs Group Inc. (The)
3.63%, 01/22/23	250	247,157
Invesco Finance PLC
3.13%, 11/30/22	100	97,249
Jefferies Group LLC
5.13%, 01/20/23	75	79,462
Morgan Stanley
3.75%, 02/25/23	150	149,897
4.88%, 11/01/22	175	184,669

		758,434
CHEMICALS — 1.57%
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	80	76,905

Security	Principal (000s)	Value

E.I. du Pont de Nemours and Co.
2.80%, 02/15/23	$100	$96,219
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	70	70,542

		243,666
COMMERCIAL BANKS — 3.42%
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	100	95,055
BNP Paribas SA
3.25%, 03/03/23[a]	100	97,971
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[b,c]	100	95,640
U.S. Bancorp
2.95%, 07/15/22 (Call 06/15/22)	100	96,808
Wells Fargo & Co. Series M
3.45%, 02/13/23	150	146,448

		531,922
COMMERCIAL SERVICES & SUPPLIES — 1.59%
Block Financial LLC
5.50%, 11/01/22 (Call 05/01/22)	75	80,782
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	70	70,484
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	100	96,462

		247,728
COMMUNICATIONS EQUIPMENT — 0.90%
Motorola Solutions Inc.
3.50%, 03/01/23	70	67,018
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	70	72,157

		139,175
COMPUTERS & PERIPHERALS — 0.33%
Hewlett-Packard Co.
4.05%, 09/15/22	50	50,928

		50,928
CONSTRUCTION & ENGINEERING — 0.16%
URS Corp.
5.00%, 04/01/22 (Call 01/01/22)	25	25,250

		25,250

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2023 CORPORATE TERM ETF

April 30, 2014

Security	Principal (000s)	Value

CONSUMER FINANCE — 0.62%
American Express Co.
2.65%, 12/02/22	$100	$95,762

		95,762
DIVERSIFIED FINANCIAL SERVICES — 8.56%
Bank of America Corp.
3.30%, 01/11/23	325	314,959
BP Capital Markets PLC
2.50%, 11/06/22	50	47,128
Citigroup Inc.
3.38%, 03/01/23	100	97,577
4.05%, 07/30/22	100	100,703
CME Group Inc.
3.00%, 09/15/22	150	148,367
General Electric Capital Corp.
3.15%, 09/07/22	150	149,683
J.P. Morgan Chase & Co.
3.20%, 01/25/23	425	415,504
Voya Financial Inc.
5.50%, 07/15/22	50	56,510

		1,330,431
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.30%
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	50	46,278

		46,278
ELECTRIC UTILITIES — 1.35%
Duke Energy Progress Inc.
2.80%, 05/15/22 (Call 02/15/22)	50	49,049
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	100	97,358
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	50	62,639

		209,046
ELECTRICAL EQUIPMENT — 1.25%
ABB Finance (USA) Inc.
2.88%, 05/08/22	100	97,865
Eaton Corp. PLC
2.75%, 11/02/22	100	95,889

		193,754

Security	Principal (000s)	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.32%
Jabil Circuit Inc.
4.70%, 09/15/22	$50	$49,500

		49,500
ENERGY EQUIPMENT & SERVICES — 0.49%
Transocean Inc.
3.80%, 10/15/22 (Call 07/15/22)	25	23,987
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	50	52,666

		76,653
FOOD & STAPLES RETAILING — 1.05%
CVS Caremark Corp.
2.75%, 12/01/22 (Call 09/01/22)	100	95,204
Walgreen Co.
3.10%, 09/15/22[a]	70	67,988

		163,192
FOOD PRODUCTS — 1.61%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	100	96,303
Kraft Foods Group Inc.
3.50%, 06/06/22[a]	100	101,775
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	50	52,820

		250,898
HEALTH CARE EQUIPMENT & SUPPLIES — 0.60%
Baxter International Inc.
2.40%, 08/15/22	100	93,527

		93,527
HEALTH CARE PROVIDERS & SERVICES — 3.08%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	100	95,945
Cardinal Health Inc.
3.20%, 03/15/23	75	73,583
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	70	66,407
UnitedHealth Group Inc.
2.88%, 03/15/23	150	144,918
WellPoint Inc.
3.30%, 01/15/23	100	98,148

		479,001

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2023 CORPORATE TERM ETF

April 30, 2014

Security	Principal (000s)	Value

HOTELS, RESTAURANTS & LEISURE — 0.30%
Darden Restaurants Inc.
3.35%, 11/01/22 (Call 08/01/22)	$50	$46,147

		46,147
HOUSEHOLD DURABLES — 1.44%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	100	100,080
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	50	49,511
Whirlpool Corp.
3.70%, 03/01/23	75	74,837

		224,428
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.33%
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)[a]	50	51,181

		51,181
INDUSTRIAL CONGLOMERATES — 0.31%
General Electric Co.
2.70%, 10/09/22	50	48,820

		48,820
INSURANCE — 2.73%
American International Group Inc.
4.88%, 06/01/22	100	111,102
Berkshire Hathaway Inc.
3.00%, 02/11/23	50	49,432
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	125	140,393
MetLife Inc.
3.05%, 12/15/22	125	122,598

		423,525
INTERNET & CATALOG RETAIL — 0.87%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	70	65,852
QVC Inc.
4.38%, 03/15/23	70	69,268

		135,120
LIFE SCIENCES TOOLS & SERVICES — 0.44%
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	70	68,180

		68,180

Security	Principal (000s)	Value

MEDIA — 5.13%
21st Century Fox America Inc.
3.00%, 09/15/22	$50	$48,593
Comcast Corp.
3.13%, 07/15/22	150	150,172
Discovery Communications LLC
3.30%, 05/15/22	75	74,015
NBCUniversal Media LLC
2.88%, 01/15/23	150	146,221
Omnicom Group Inc.
3.63%, 05/01/22	50	50,056
Reed Elsevier NV
3.13%, 10/15/22 (Call 07/15/22)	100	96,785
Time Warner Entertainment Co. LP
8.38%, 03/15/23	50	67,094
Time Warner Inc.
3.40%, 06/15/22	70	70,301
Walt Disney Co. (The)
2.35%, 12/01/22	100	94,105

		797,342
METALS & MINING — 2.91%
Barrick Gold Corp.
3.85%, 04/01/22	100	96,557
Freeport-McMoRan Copper & Gold Inc.
3.88%, 03/15/23 (Call 12/15/22)	100	97,186
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	70	67,083
Rio Tinto Finance (USA) PLC
2.88%, 08/21/22 (Call 05/21/22)[a]	100	95,745
Southern Copper Corp.
3.50%, 11/08/22	50	47,735
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[a]	50	47,698

		452,004
MULTI-UTILITIES — 0.62%
Dominion Resources Inc. Series B
2.75%, 09/15/22 (Call 06/15/22)	100	95,871

		95,871
MULTILINE RETAIL — 0.61%
Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)	50	47,435
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	50	47,293

		94,728

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2023 CORPORATE TERM ETF

April 30, 2014

Security	Principal (000s)	Value

OIL, GAS & CONSUMABLE FUELS — 11.05%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	$100	$101,857
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	100	96,576
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	150	141,747
Continental Resources Inc.
5.00%, 09/15/22 (Call 03/15/17)	150	158,625
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)[a]	70	69,978
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	70	69,467
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	100	97,221
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	150	143,730
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	70	66,679
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	50	50,340
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	35	34,137
Phillips 66
4.30%, 04/01/22	200	214,281
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	50	51,485
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	70	66,348
Plains Exploration & Production Co.
6.88%, 02/15/23 (Call 02/15/18)	100	111,500
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	100	101,914
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	100	92,251
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	50	48,554

		1,716,690
PERSONAL PRODUCTS — 0.23%
Avon Products Inc.
5.00%, 03/15/23[a]	35	35,126

		35,126

Security	Principal (000s)	Value

PHARMACEUTICALS — 3.98%
AbbVie Inc.
2.90%, 11/06/22	$220	$213,854
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	100	96,778
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	150	144,842
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	100	94,580
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	70	68,385

		618,439
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.84%
American Tower Corp.
3.50%, 01/31/23	70	67,341
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	100	94,720
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	100	101,459
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	50	46,966
Kilroy Realty LP
3.80%, 01/15/23 (Call 10/15/22)	75	74,455
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	150	143,785
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	70	68,262

		596,988
ROAD & RAIL — 1.19%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	70	67,824
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	50	49,103
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	70	68,268

		185,195
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.07%
Broadcom Corp.
2.50%, 08/15/22	75	69,393
Intel Corp.
2.70%, 12/15/22	100	96,340

		165,733

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARESBOND™ MAR 2023 CORPORATE TERM ETF

April 30, 2014

Security	Principal or Shares (000s)	Value

SOFTWARE — 1.04%
Oracle Corp.
2.50%, 10/15/22	$170	$161,868

		161,868
SPECIALTY RETAIL — 0.64%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	50	50,507
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[a]	50	49,379

		99,886
TOBACCO — 1.83%
Altria Group Inc.
2.85%, 08/09/22	150	142,540
Philip Morris International Inc.
2.63%, 03/06/23	100	94,939
Reynolds American Inc.
3.25%, 11/01/22	50	47,707

		285,186
WIRELESS TELECOMMUNICATION SERVICES — 1.07%
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	75	71,724
Vodafone Group PLC
2.95%, 02/19/23	100	94,996

		166,720

TOTAL CORPORATE BONDS & NOTES
(Cost: $12,086,753)		12,269,990

INVESTMENT COMPANIES — 19.80%
iSharesBond Mar 2023 Corporate ex-Financials Term ETF[c]	32	3,078,263

TOTAL INVESTMENT COMPANIES
(Cost: $2,974,253)		3,078,263

SHORT-TERM INVESTMENTS — 4.53%

MONEY MARKET FUNDS — 4.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	530	530,397
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	41	40,853

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	132	$132,365

		703,615

TOTAL SHORT-TERM INVESTMENTS
(Cost: $703,615)		703,615

TOTAL INVESTMENTS IN SECURITIES — 103.28%
(Cost: $15,764,621)		16,051,868
Other Assets, Less Liabilities — (3.28)%		(509,647)

NET ASSETS — 100.00%		$15,542,221

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

April 30, 2014

	iSharesBond Mar 2016 Corporate ex-Financials Term ETF	iSharesBond Mar 2018 Corporate ex-Financials Term ETF	iSharesBond Mar 2020 Corporate ex-Financials Term ETF

ASSETS
Investments, at cost:
Unaffiliated	$29,113,855	$149,177,558	$48,266,225
Affiliated (Note 2)	1,384,731	7,658,928	3,047,418

Total cost of investments	$30,498,586	$156,836,486	$51,313,643

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$29,175,626	$149,113,508	$47,756,755
Affiliated (Note 2)	1,384,731	7,658,928	3,047,418

Total fair value of investments	30,560,357	156,772,436	50,804,173
Receivables:
Interest	183,482	1,083,336	515,997

Total Assets	30,743,839	157,855,772	51,320,170

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	823,430	4,822,400	2,494,905
Investment advisory fees (Note 2)	2,704	13,400	4,364

Total Liabilities	826,134	4,835,800	2,499,269

NET ASSETS	$29,917,705	$153,019,972	$48,820,901

Net assets consist of:
Paid-in capital	$29,811,391	$153,041,681	$49,783,990
Undistributed net investment income	16,072	189,160	90,855
Undistributed net realized gain (accumulated net realized loss)	28,471	(146,819)	(544,474)
Net unrealized appreciation (depreciation)	61,771	(64,050)	(509,470)

NET ASSETS	$29,917,705	$153,019,972	$48,820,901

Shares outstanding[b]	300,000	1,550,000	500,000

Net asset value per share	$99.73	$98.72	$97.64

[a]	Securities on loan with values of $803,324, $4,710,048 and $2,438,750, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2014

	iSharesBond Mar 2023 Corporate ex-Financials Term ETF	iSharesBond Mar 2016 Corporate Term ETF	iSharesBond Mar 2018 Corporate Term ETF

ASSETS
Investments, at cost:
Unaffiliated	$47,941,782	$21,734,946	$37,029,189
Affiliated (Note 2)	11,392,473	8,997,930	10,851,296

Total cost of investments	$59,334,255	$30,732,876	$47,880,485

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$46,584,828	$21,816,078	$37,286,653
Affiliated (Note 2)	11,392,473	9,053,333	10,988,528

Total fair value of investments	57,977,301	30,869,411	48,275,181
Receivables:
Interest	368,423	154,268	324,685

Total Assets	58,345,724	31,023,679	48,599,866

LIABILITIES
Payables:
Investment securities purchased	4,765,595	319,526	173,256
Collateral for securities on loan (Note 1)	6,104,853	394,470	2,229,133
Investment advisory fees (Note 2)	3,491	1,687	2,741

Total Liabilities	10,873,939	715,683	2,405,130

NET ASSETS	$47,471,785	$30,307,996	$46,194,736

Net assets consist of:
Paid-in capital	$48,957,440	$30,154,300	$45,749,483
Undistributed net investment income	96,141	15,080	42,052
Undistributed net realized gain (accumulated net realized loss)	(224,842)	2,081	8,505
Net unrealized appreciation (depreciation)	(1,356,954)	136,535	394,696

NET ASSETS	$47,471,785	$30,307,996	$46,194,736

Shares outstanding[b]	500,000	300,000	450,000

Net asset value per share	$94.94	$101.03	$102.65

[a]	Securities on loan with values of $5,960,649, $385,697 and $2,176,061, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

58	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

April 30, 2014

	iSharesBond Mar 2020 Corporate Term ETF	iSharesBond Mar 2023 Corporate Term ETF

ASSETS
Investments, at cost:
Unaffiliated	$16,483,613	$11,993,895
Affiliated (Note 2)	9,437,281	3,770,726

Total cost of investments	$25,920,894	$15,764,621

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$16,736,720	$12,174,350
Affiliated (Note 2)	9,537,370	3,877,518

Total fair value of investments	26,274,090	16,051,868
Receivables:
Interest	173,822	108,808

Total Assets	26,447,912	16,160,676

LIABILITIES
Payables:
Investment securities purchased	4,930,345	46,438
Collateral for securities on loan (Note 1)	754,940	571,250
Investment advisory fees (Note 2)	995	767

Total Liabilities	5,686,280	618,455

NET ASSETS	$20,761,632	$15,542,221

Net assets consist of:
Paid-in capital	$20,374,523	$15,229,566
Undistributed net investment income	28,917	27,492
Undistributed net realized gain (accumulated net realized loss)	4,996	(2,084)
Net unrealized appreciation	353,196	287,247

NET ASSETS	$20,761,632	$15,542,221

Shares outstanding[b]	200,000	150,000

Net asset value per share	$103.81	$103.61

[a]	Securities on loan with values of $738,418 and $558,505, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended April 30, 2014

	iSharesBond Mar 2016 Corporate ex-Financials Term ETF	iSharesBond Mar 2018 Corporate ex-Financials Term ETF	iSharesBond Mar 2020 Corporate ex-Financials Term ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$141,030	$1,303,143	$673,219
Interest — affiliated (Note 2)	83	386	59
Securities lending income — affiliated (Note 2)	291	5,224	4,739

Total investment income	141,404	1,308,753	678,017

EXPENSES
Investment advisory fees (Note 2)	17,485	86,819	30,349

Total expenses	17,485	86,819	30,349

Net investment income	123,919	1,221,934	647,668

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	29,014	(109,231)	(484,349)

Net realized gain (loss)	29,014	(109,231)	(484,349)

Net change in unrealized appreciation/depreciation	60,480	992,791	1,124,633

Net realized and unrealized gain	89,494	883,560	640,284

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$213,413	$2,105,494	$1,287,952

See notes to financial statements.

60	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2014

	iSharesBond Mar 2023 Corporate ex-Financials Term ETF	iSharesBond Mar 2016 Corporate Term ETF	iSharesBond Mar 2018 Corporate Term ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$—	$20,479	$41,735
Interest — unaffiliated	620,449	85,641	201,044
Interest — affiliated (Note 2)	49	57	39
Securities lending income — affiliated (Note 2)	3,199	388	2,445

Total investment income	623,697	106,565	245,263

EXPENSES
Investment advisory fees (Note 2)	20,726	10,571	12,930

Total expenses	20,726	10,571	12,930
Less investment advisory fees waived (Note 2)	—	(3,427)	(3,580)

Net expenses	20,726	7,144	9,350

Net investment income	602,971	99,421	235,913

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(191,449)	1,711	7,652

Net realized gain (loss)	(191,449)	1,711	7,652

Net change in unrealized appreciation/depreciation	912,504	21,922	110,018

Net realized and unrealized gain	721,055	23,633	117,670

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,324,026	$123,054	$353,583

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended April 30, 2014

	iSharesBond Mar 2020 Corporate Term ETF	iSharesBond Mar 2023 Corporate Term ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$31,903	$43,346
Interest — unaffiliated	136,469	138,924
Interest — affiliated (Note 2)	1,837	1,795
Securities lending income — affiliated (Note 2)	929	883

Total investment income	171,138	184,948

EXPENSES
Investment advisory fees (Note 2)	5,813	5,201

Total expenses	5,813	5,201
Less investment advisory fees waived (Note 2)	(1,634)	(1,580)

Net expenses	4,179	3,621

Net investment income	166,959	181,327

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	3,582	3,977

Net realized gain	3,582	3,977

Net change in unrealized appreciation/depreciation	136,874	184,195

Net realized and unrealized gain	140,456	188,172

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$307,415	$369,499

See notes to financial statements.

62	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iSharesBond Mar 2016 Corporate ex-Financials Term ETF		iSharesBond Mar 2018 Corporate ex-Financials Term ETF
	Six months ended April 30, 2014 (Unaudited)	Period from April 17, 2013[a] to October 31, 2013	Six months ended April 30, 2014 (Unaudited)	Period from April 17, 2013[a] to October 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$123,919	$79,176	$1,221,934	$942,414
Net realized gain (loss)	29,014	(543)	(109,231)	(469,943)
Net change in unrealized appreciation/depreciation	60,480	1,291	992,791	(1,056,841)

Net increase (decrease) in net assets resulting from operations	213,413	79,924	2,105,494	(584,370)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(126,593)	(60,430)	(1,218,904)	(756,284)

Total distributions to shareholders	(126,593)	(60,430)	(1,218,904)	(756,284)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,982,666	34,793,532	14,780,959	192,609,756
Cost of shares redeemed	(9,964,807)	—	(34,464,591)	(19,452,088)

Net increase (decrease) in net assets from capital share transactions	(4,982,141)	34,793,532	(19,683,632)	173,157,668

INCREASE (DECREASE) IN NET ASSETS	(4,895,321)	34,813,026	(18,797,042)	171,817,014

NET ASSETS
Beginning of period	34,813,026	—	171,817,014	—

End of period	$29,917,705	$34,813,026	$153,019,972	$171,817,014

Undistributed net investment income included in net assets at end of period	$16,072	$18,746	$189,160	$186,130

SHARES ISSUED AND REDEEMED
Shares sold	50,000	350,000	150,000	1,950,000
Shares redeemed	(100,000)	—	(350,000)	(200,000)

Net increase (decrease) in shares outstanding	(50,000)	350,000	(200,000)	1,750,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iSharesBond Mar 2020 Corporate ex-Financials Term ETF		iSharesBond Mar 2023 Corporate ex-Financials Term ETF
	Six months ended April 30, 2014 (Unaudited)	Period from April 17, 2013[a] to October 31, 2013	Six months ended April 30, 2014 (Unaudited)	Period from April 17, 2013[a] to October 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$647,668	$506,790	$602,971	$544,456
Net realized loss	(484,349)	(60,125)	(191,449)	(33,393)
Net change in unrealized appreciation/depreciation	1,124,633	(1,634,103)	912,504	(2,269,458)

Net increase (decrease) in net assets resulting from operations	1,287,952	(1,187,438)	1,324,026	(1,758,395)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(646,492)	(417,111)	(604,829)	(446,457)

Total distributions to shareholders	(646,492)	(417,111)	(604,829)	(446,457)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	14,548,464	59,488,796	4,754,907	44,202,533
Cost of shares redeemed	(24,253,270)	—	—	—

Net increase (decrease) in net assets from capital share transactions	(9,704,806)	59,488,796	4,754,907	44,202,533

INCREASE (DECREASE) IN NET ASSETS	(9,063,346)	57,884,247	5,474,104	41,997,681

NET ASSETS
Beginning of period	57,884,247	—	41,997,681	—

End of period	$48,820,901	$57,884,247	$47,471,785	$41,997,681

Undistributed net investment income included in net assets at end of period	$90,855	$89,679	$96,141	$97,999

SHARES ISSUED AND REDEEMED
Shares sold	150,000	600,000	50,000	450,000
Shares redeemed	(250,000)	—	—	—

Net increase (decrease) in shares outstanding	(100,000)	600,000	50,000	450,000

[a]	Commencement of operations.

See notes to financial statements.

64	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iSharesBond Mar 2016 Corporate Term ETF		iSharesBond Mar 2018 Corporate Term ETF
	Six months ended April 30, 2014 (Unaudited)	Period from July 9, 2013[a] to October 31, 2013	Six months ended April 30, 2014 (Unaudited)	Period from July 9, 2013[a] to October 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$99,421	$43,264	$235,913	$87,453
Net realized gain	1,711	370	7,652	853
Net change in unrealized appreciation/depreciation	21,922	114,613	110,018	284,678

Net increase in net assets resulting from operations	123,054	158,247	353,583	372,984

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(93,289)	(34,316)	(216,746)	(64,568)

Total distributions to shareholders	(93,289)	(34,316)	(216,746)	(64,568)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,136,135	15,018,165	30,711,731	15,037,752

Net increase in net assets from capital share transactions	15,136,135	15,018,165	30,711,731	15,037,752

INCREASE IN NET ASSETS	15,165,900	15,142,096	30,848,568	15,346,168

NET ASSETS
Beginning of period	15,142,096	—	15,346,168	—

End of period	$30,307,996	$15,142,096	$46,194,736	$15,346,168

Undistributed net investment income included in net assets at end of period	$15,080	$8,948	$42,052	$22,885

SHARES ISSUED
Shares sold	150,000	150,000	300,000	150,000

Net increase in shares outstanding	150,000	150,000	300,000	150,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iSharesBond Mar 2020 Corporate Term ETF		iSharesBond Mar 2023 Corporate Term ETF
	Six months ended April 30, 2014 (Unaudited)	Period from July 9, 2013[a] to October 31, 2013	Six months ended April 30, 2014 (Unaudited)	Period from July 9, 2013[a] to October 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$166,959	$84,562	$181,327	$99,755
Net realized gain (loss)	3,582	1,414	3,977	(6,061)
Net change in unrealized appreciation/depreciation	136,874	216,322	184,195	103,052

Net increase in net assets resulting from operations	307,415	302,298	369,499	196,746

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(154,538)	(68,066)	(172,387)	(81,203)

Total distributions to shareholders	(154,538)	(68,066)	(172,387)	(81,203)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,346,756	10,027,767	5,201,348	10,028,218

Net increase in net assets from capital share transactions	10,346,756	10,027,767	5,201,348	10,028,218

INCREASE IN NET ASSETS	10,499,633	10,261,999	5,398,460	10,143,761

NET ASSETS
Beginning of period	10,261,999	—	10,143,761	—

End of period	$20,761,632	$10,261,999	$15,542,221	$10,143,761

Undistributed net investment income included in net assets at end of period	$28,917	$16,496	$27,492	$18,552

SHARES ISSUED
Shares sold	100,000	100,000	50,000	100,000

Net increase in shares outstanding	100,000	100,000	50,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

66	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iSharesBond Mar 2016 Corporate ex-Financials Term ETF

	Six months ended Apr. 30, 2014 (Unaudited)	Period from Apr. 17, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$99.47	$99.50

Income from investment operations:
Net investment income[b]	0.35	0.34
Net realized and unrealized gain (loss)[c]	0.26	(0.12)

Total from investment operations	0.61	0.22

Less distributions from:
Net investment income	(0.35)	(0.25)

Total distributions	(0.35)	(0.25)

Net asset value, end of period	$99.73	$99.47

Total return	0.62%[d]	0.23%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$29,918	$34,813
Ratio of expenses to average net assets[e]	0.10%	0.10%
Ratio of net investment income to average net assets[e]	0.71%	0.63%
Portfolio turnover rate[f]	4%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iSharesBond Mar 2018 Corporate ex-Financials Term ETF

	Six months ended Apr. 30, 2014 (Unaudited)	Period from Apr. 17, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$98.18	$99.50

Income from investment operations:
Net investment income[b]	0.69	0.66
Net realized and unrealized gain (loss)[c]	0.52	(1.47)

Total from investment operations	1.21	(0.81)

Less distributions from:
Net investment income	(0.67)	(0.51)

Total distributions	(0.67)	(0.51)

Net asset value, end of period	$98.72	$98.18

Total return	1.24%[d]	(0.81)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$153,020	$171,817
Ratio of expenses to average net assets[e]	0.10%	0.10%
Ratio of net investment income to average net assets[e]	1.41%	1.25%
Portfolio turnover rate[f]	7%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iSharesBond Mar 2020 Corporate ex-Financials Term ETF

	Six months ended Apr. 30, 2014 (Unaudited)	Period from Apr. 17, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$96.47	$99.50

Income from investment operations:
Net investment income[b]	1.02	0.98
Net realized and unrealized gain (loss)[c]	1.14	(3.22)

Total from investment operations	2.16	(2.24)

Less distributions from:
Net investment income	(0.99)	(0.79)

Total distributions	(0.99)	(0.79)

Net asset value, end of period	$97.64	$96.47

Total return	2.26%[d]	(2.24)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$48,821	$57,884
Ratio of expenses to average net assets[e]	0.10%	0.10%
Ratio of net investment income to average net assets[e]	2.13%	1.89%
Portfolio turnover rate[f]	26%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iSharesBond Mar 2023 Corporate ex-Financials Term ETF

	Six months ended Apr. 30, 2014 (Unaudited)	Period from Apr. 17, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$93.33	$99.50

Income from investment operations:
Net investment income[b]	1.34	1.37
Net realized and unrealized gain (loss)[c]	1.61	(6.50)

Total from investment operations	2.95	(5.13)

Less distributions from:
Net investment income	(1.34)	(1.04)

Total distributions	(1.34)	(1.04)

Net asset value, end of period	$94.94	$93.33

Total return	3.21%[d]	(5.14)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$47,472	$41,998
Ratio of expenses to average net assets[e]	0.10%	0.10%
Ratio of net investment income to average net assets[e]	2.91%	2.73%
Portfolio turnover rate[f]	7%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iSharesBond Mar 2016 Corporate Term ETF

	Six months ended Apr. 30, 2014 (Unaudited)	Period from Jul. 9, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$100.95	$99.95

Income from investment operations:
Net investment income[b]	0.47	0.29
Net realized and unrealized gain[c]	0.10	0.94

Total from investment operations	0.57	1.23

Less distributions from:
Net investment income	(0.49)	(0.23)

Total distributions	(0.49)	(0.23)

Net asset value, end of period	$101.03	$100.95

Total return	0.58%[d]	1.22%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$30,308	$15,142
Ratio of expenses to average net assets[e]	0.07%	0.07%
Ratio of expenses to average net assets prior to waived fees[e]	0.10%	0.10%
Ratio of net investment income to average net assets[e]	0.94%	0.92%
Portfolio turnover rate[f]	1%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iSharesBond Mar 2018 Corporate Term ETF

	Six months ended Apr. 30, 2014 (Unaudited)	Period from Jul. 9, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$102.31	$99.95

Income from investment operations:
Net investment income[b]	0.93	0.58
Net realized and unrealized gain[c]	0.40	2.21

Total from investment operations	1.33	2.79

Less distributions from:
Net investment income	(0.99)	(0.43)

Total distributions	(0.99)	(0.43)

Net asset value, end of period	$102.65	$102.31

Total return	1.32%[d]	2.80%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$46,195	$15,346
Ratio of expenses to average net assets[e]	0.07%	0.07%
Ratio of expenses to average net assets prior to waived fees[e]	0.10%	0.10%
Ratio of net investment income to average net assets[e]	1.82%	1.85%
Portfolio turnover rate[f]	1%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iSharesBond Mar 2020 Corporate Term ETF

	Six months ended Apr. 30, 2014 (Unaudited)	Period from Jul. 9, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$102.62	$99.95

Income from investment operations:
Net investment income[b]	1.46	0.85
Net realized and unrealized gain[c]	1.16	2.50

Total from investment operations	2.62	3.35

Less distributions from:
Net investment income	(1.43)	(0.68)

Total distributions	(1.43)	(0.68)

Net asset value, end of period	$103.81	$102.62

Total return	2.59%[d]	3.36%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,762	$10,262
Ratio of expenses to average net assets[e]	0.07%	0.07%
Ratio of expenses to average net assets prior to waived fees[e]	0.10%	0.10%
Ratio of net investment income to average net assets[e]	2.87%	2.68%
Portfolio turnover rate[f]	2%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iSharesBond Mar 2023 Corporate Term ETF

	Six months ended Apr. 30, 2014 (Unaudited)	Period from Jul. 9, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$101.44	$99.95

Income from investment operations:
Net investment income[b]	1.75	1.00
Net realized and unrealized gain[c]	2.14	1.30

Total from investment operations	3.89	2.30

Less distributions from:
Net investment income	(1.72)	(0.81)

Total distributions	(1.72)	(0.81)

Net asset value, end of period	$103.61	$101.44

Total return	3.90%[d]	2.33%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,542	$10,144
Ratio of expenses to average net assets[e]	0.07%	0.07%
Ratio of expenses to average net assets prior to waived fees[e]	0.10%	0.10%
Ratio of net investment income to average net assets[e]	3.49%	3.20%
Portfolio turnover rate[f]	1%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iSharesBond ETF	Former Name[a]	Diversification Classification
Mar 2016 Corporate ex-Financial Term	iSharesBond 2016 Corporate ex-Financials Term ETF	Non-diversified
Mar 2018 Corporate ex-Financial Term	iSharesBond 2018 Corporate ex-Financials Term ETF	Non-diversified
Mar 2020 Corporate ex-Financial Term	iSharesBond 2020 Corporate ex-Financials Term ETF	Non-diversified
Mar 2023 Corporate ex-Financial Term	iSharesBond 2023 Corporate ex-Financials Term ETF	Non-diversified
Mar 2016 Corporate Term	iSharesBond 2016 Corporate Term ETF	Non-diversified
Mar 2018 Corporate Term	iSharesBond 2018 Corporate Term ETF	Non-diversified
Mar 2020 Corporate Term	iSharesBond 2020 Corporate Term ETF	Non-diversified
Mar 2023 Corporate Term	iSharesBond 2023 Corporate Term ETF	Non-diversified

[a]	The Funds changed their names effective March 1, 2014.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund's investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Funds may invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

The Funds invest a significant portion of their assets in fixed-income securities. Changes in market interest rates or economic conditions, including the Federal Reserve Bank’s decision in December 2013 to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

76	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iSharesBond ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Mar 2016 Corporate ex-Financials Term
Assets:
Corporate Bonds & Notes	$—	$29,175,626	$—	$29,175,626
Money Market Funds	1,384,731	—	—	1,384,731

	$1,384,731	$29,175,626	$—	$30,560,357

Mar 2018 Corporate ex-Financials Term
Assets:
Corporate Bonds & Notes	$—	$149,113,508	$—	$149,113,508
Money Market Funds	7,658,928	—	—	7,658,928

	$7,658,928	$149,113,508	$—	$156,772,436

Mar 2020 Corporate ex-Financials Term
Assets:
Corporate Bonds & Notes	$—	$47,756,755	$—	$47,756,755
Money Market Funds	3,047,418	—	—	3,047,418

	$3,047,418	$47,756,755	$—	$50,804,173

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iSharesBond ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Mar 2023 Corporate ex-Financials Term
Assets:
Corporate Bonds & Notes	$—	$46,584,828	$—	$46,584,828
Money Market Funds	11,392,473	—	—	11,392,473

	$11,392,473	$46,584,828	$—	$57,977,301

Mar 2016 Corporate Term
Assets:
Corporate Bonds & Notes	$—	$21,816,078	$—	$21,816,078
Investment Companies	7,559,838	—	—	7,559,838
Money Market Funds	1,493,495	—	—	1,493,495

	$9,053,333	$21,816,078	$—	$30,869,411

Mar 2018 Corporate Term
Assets:
Corporate Bonds & Notes	$—	$37,286,653	$—	$37,286,653
Investment Companies	7,630,708	—	—	7,630,708
Money Market Funds	3,357,820	—	—	3,357,820

	$10,988,528	$37,286,653	$—	$48,275,181

Mar 2020 Corporate Term
Assets:
Corporate Bonds & Notes	$—	$16,849,754	$—	$16,849,754
Investment Companies	3,143,682	—	—	3,143,682
Money Market Funds	6,280,654	—	—	6,280,654

	$9,424,336	$16,849,754	$—	$26,274,090

Mar 2023 Corporate Term
Assets:
Corporate Bonds & Notes	$—	$12,269,990	$—	$12,269,990
Investment Companies	3,078,263	—	—	3,078,263
Money Market Funds	703,615	—	—	703,615

	$3,781,878	$12,269,990	$—	$16,051,868

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis. Dividend income and capital gain distributions from other iShares funds held, if any, are recognized on the ex-dividend date.

78	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust's other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of April 30, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of April 30, 2014.

iShareBond ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Mar 2016 Corporate ex-Financial Term	$803,324	$803,324	$—
Mar 2018 Corporate ex-Financial Term	4,710,048	4,710,048	—
Mar 2020 Corporate ex-Financial Term	2,438,750	2,438,750	—
Mar 2023 Corporate ex-Financial Term	5,960,649	5,960,649	—
Mar 2016 Corporate Term	385,697	385,697	—
Mar 2018 Corporate Term	2,176,061	2,176,061	—
Mar 2020 Corporate Term	738,418	738,418	—
Mar 2023 Corporate Term	558,505	558,505	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10% based on the average daily net assets of each Fund.

BFA has contractually agreed to waive a portion of its investment advisory fees for the iSharesBond Mar 2016 Corporate Term ETF, iSharesBond Mar 2018 Corporate Term ETF, iSharesBond Mar 2020 Corporate Term ETF and iSharesBond Mar 2023 Corporate Term ETF through March 31, 2016, March 31, 2018, March 31, 2020 and March 31, 2023, respectively, in an amount equal to the investment advisory fees payable on the amount of each Fund’s investment in other funds advised by BFA or its affiliates.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

80	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 75% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.
For the six months ended April 30, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iSharesBond ETF	Fees Paid to BTC
Mar 2016 Corporate ex-Financials Term	$128
Mar 2018 Corporate ex-Financials Term	2,304
Mar 2020 Corporate ex-Financials Term	2,120
Mar 2023 Corporate ex-Financials Term	1,411

iSharesBond ETF	Fees Paid to BTC
Mar 2016 Corporate Term	$171
Mar 2018 Corporate Term	1,037
Mar 2020 Corporate Term	404
Mar 2023 Corporate Term	411

In addition, commencing the business day following the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 (or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain Funds, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended April 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iSharesBond ETF and Name of Affiliated Issuer	Shares or Princial Held at Beginning of Period (000s)	Shares or Principal Purchased (000s)	Shares or Principal Sold (000s)	Shares or Princial Held at End of Period (000s)	Value at End of Period	Dividend or Interest Income
Mar 2016 Corporate Term
iSharesBond Mar 2016 Corporate ex-Financials Term ETF	45	30	—	76	$7,559,838	$20,479

Mar 2018 Corporate Term
iSharesBond Mar 2018 Corporate ex-Financials Term ETF	47	30	—	77	$7,630,708	$41,735

Mar 2020 Corporate Term
iSharesBond Mar 2020 Corporate ex-Financials Term ETF	32	—	—	32	$3,143,682	$31,903
PNC Funding Corp.
5.13%, 02/28/20	$100	—	—	$100	113,034	1,824

					$3,256,716	$33,727

Mar 2023 Corporate Term
iSharesBond Mar 2023 Corporate ex-Financials Term ETF	32	—	—	32	$3,078,263	$43,346
PNC Funding Corp.
2.85%, 11/09/22	$100	—	—	$100	95,640	1,778

					$3,173,903	$45,124

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended April 30, 2014 were as follows:

iSharesBond ETF	Purchases	Sales
Mar 2016 Corporate ex-Financials Term	$1,196,091	$10,556,640
Mar 2018 Corporate ex-Financials Term	12,651,856	34,702,152
Mar 2020 Corporate ex-Financials Term	15,745,186	24,454,037
Mar 2023 Corporate ex-Financials Term	7,643,923	2,948,489
Mar 2016 Corporate Term	5,263,760	208,375
Mar 2018 Corporate Term	15,696,901	321,508
Mar 2020 Corporate Term	5,325,334	240,166
Mar 2023 Corporate Term	5,378,700	145,203

82	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the period ended April 30, 2014 were as follows:

iSharesBond ETF	In-kind Purchases	In-kind Sales
Mar 2016 Corporate ex-Financials Term	$4,865,473	$—
Mar 2018 Corporate ex-Financials Term	4,766,140	—
Mar 2016 Corporate Term	9,780,341	—
Mar 2018 Corporate Term	14,719,948	—
Mar 2020 Corporate Term	4,818,258	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2013, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iSharesBond ETF	Non- Expiring
Mar 2016 Corporate ex-Financials Term	$543
Mar 2018 Corporate ex-Financials Term	37,587
Mar 2020 Corporate ex-Financials Term	60,125
Mar 2023 Corporate ex-Financials Term	33,265
Mar 2023 Corporate Term	6,061

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of April 30, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iSharesBond ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mar 2016 Corporate ex-Financials Term	$30,498,586	$66,113	$(4,342)	$61,771
Mar 2018 Corporate ex-Financials Term	156,836,486	516,942	(580,992)	(64,050)
Mar 2020 Corporate ex-Financials Term	51,313,643	119,095	(628,565)	(509,470)
Mar 2023 Corporate ex-Financials Term	59,334,383	39,411	(1,396,493)	(1,357,082)
Mar 2016 Corporate Term	30,732,876	143,217	(6,682)	136,535
Mar 2018 Corporate Term	47,881,364	426,304	(32,487)	393,817
Mar 2020 Corporate Term	25,920,894	361,688	(8,492)	353,196
Mar 2023 Corporate Term	15,764,621	303,573	(16,326)	287,247

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

84	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iSharesBond ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Mar 2016 Corporate ex-Financials Term	$0.346584	$—	$0.007828	$0.354412	98%	—%	2%		100%
Mar 2018 Corporate ex-Financials Term	0.670576	—	0.002989	0.673565	100	—	0	[a]	100
Mar 2020 Corporate ex-Financials Term	0.985400	—	0.008477	0.993877	99	—	1		100
Mar 2023 Corporate ex-Financials Term	1.331052	—	0.013012	1.344064	99	—	1		100
Mar 2016 Corporate Term	0.483449	—	0.006293	0.489742	99	—	1		100
Mar 2018 Corporate Term	0.941744	—	0.047640	0.989384	95	—	5		100
Mar 2020 Corporate Term	1.416759	—	0.014472	1.431231	99	—	1		100
Mar 2023 Corporate Term	1.658860	—	0.065008	1.723868	96	—	4		100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	85

Notes:

86	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-107-0414

APRIL 30, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Yield Optimized Bond ETF | BYLD | NYSE Arca

Fund Performance Overview

iSHARES® YIELD OPTIMIZED BOND ETF

Performance as of April 30, 2014

The iShares Yield Optimized Bond ETF (the “Fund”) seeks to track the investment results of an index composed of underlying fixed income funds that collectively seek to deliver current income, as represented by the Morningstar U.S. Bond Market Yield-Optimized Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from April 22, 2014 (inception date of the Fund) through April 30, 2014, the total return for the Fund was 0.32%, net of fees, while the total return for the Index was 0.32%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	0.32%	0.36%	0.32%

The inception date of the Fund was 4/22/14. The first day of secondary market trading was 4/24/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (4/22/14) [a]	Ending Account Value (4/30/14)	Expenses Paid During Period [b,c]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [b,c]	Annualized Expense Ratio [b]
$1,000.00	$1,003.20	$0.01	$1,000.00	$1,024.60	$0.20	0.04%

[a]	The beginning of the period (commencement of operations) is April 22, 2014.
[b]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the Underlying Funds in which the Fund invests.
[c]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (8 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

PORTFOLIO ALLOCATION

As of 4/30/14

Asset Class	Percentage of Total Investments*

Investment Grade Bonds	42.20%
Mortgage-Backed Securities	29.95
Non-Investment Grade Bonds	19.88
Government Bonds	7.97

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 4/30/14

Security	Percentage of Total Investments*

iShares MBS ETF	29.95%
iShares iBoxx $ High Yield Corporate Bond ETF	19.88
iShares Intermediate Credit Bond ETF	18.32
iShares 1-3 Year Credit Bond ETF	18.09
iShares 20+ Year Treasury Bond ETF	7.97

TOTAL	94.21%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2013 (or commencement of operations, as applicable) and held through April 30, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® YIELD OPTIMIZED BOND ETF

April 30, 2014

Security	Shares	Value
INVESTMENT COMPANIES — 99.99%

GOVERNMENT BONDS — 7.97%
iShares 20+ Year Treasury Bond ETF	3,600	$399,960

		399,960
INVESTMENT GRADE BONDS — 42.19%
iShares 1-3 Year Credit Bond ETF	8,600	907,386
iShares 10+ Year Credit Bond ETF	3,528	209,210
iShares Floating Rate Bond ETF	1,604	81,355
iShares Intermediate Credit Bond ETF	8,384	918,719

		2,116,670
MORTGAGE-BACKED SECURITIES — 29.95%
iShares MBS ETF	14,052	1,502,440

		1,502,440
NON-INVESTMENT GRADE BONDS — 19.88%
iShares iBoxx $ High Yield Corporate Bond ETF	10,568	996,985

		996,985

TOTAL INVESTMENT COMPANIES
(Cost: $5,000,063)		5,016,055

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a]	500	500

		500

TOTAL SHORT-TERM INVESTMENTS
(Cost: $500)		500

TOTAL INVESTMENTS IN SECURITIES — 100.00%
(Cost: $5,000,563)		5,016,555
Other Assets, Less Liabilities — (0.00)%		(48)

NET ASSETS — 100.00%		$5,016,507

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	7

Statement of Assets and Liabilities (Unaudited)

iSHARES® YIELD OPTIMIZED BOND ETF

April 30, 2014

ASSETS
Investments in affiliates, at cost:	$5,000,563

Investments in affiliated securities, at fair value (Note 1):	$5,016,555

Total Assets	5,016,555

LIABILITIES
Payables:
Investment advisory fees (Note 2)	48

Total Liabilities	48

NET ASSETS	$5,016,507

Net assets consist of:
Paid-in capital	$5,000,563
Accumulated net investment loss	(48)
Net unrealized appreciation	15,992

NET ASSETS	$5,016,507

Shares outstanding[a]	200,000

Net asset value per share	$25.08

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® YIELD OPTIMIZED BOND ETF

Period from April 22, 2014 (commencement of operations) to April 30, 2014

NET INVESTMENT INCOME

EXPENSES
Investment advisory fees (Note 2)	$308

Total expenses	308
Less investment advisory fees waived (Note 2)	(260)

Net expenses	48

Net investment loss	(48)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation/depreciation	15,992

Net unrealized gain	15,992

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,944

See notes to financial statements.

FINANCIAL STATEMENTS	9

Statement of Changes in Net Assets

iSHARES® YIELD OPTIMIZED BOND ETF

Period from April 22, 2014[a] to April 30, 2014 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment loss	$(48)
Net change in unrealized appreciation/depreciation	15,992

Net increase in net assets resulting from operations	15,944

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,000,563

Net increase in net assets from capital share transactions	5,000,563

INCREASE IN NET ASSETS	5,016,507

NET ASSETS
Beginning of period	—

End of period	$5,016,507

Accumulated net investment loss included in net assets at end of period	$(48)

SHARES ISSUED
Shares sold	200,000

Net increase in shares outstanding	200,000

[a]	Commencement of operations.

See notes to financial statements.

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® YIELD OPTIMIZED BOND ETF

(For a share outstanding throughout the period)

Period from Apr. 22, 2014[a] to Apr. 30, 2014 (Unaudited)
Net asset value, beginning of period	$25.00

Income from investment operations:
Net investment loss[b]	(0.00)[c]
Net unrealized gain[d]	0.08

Total from investment operations	0.08

Net asset value, end of period	$25.08

Total return	0.32%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,017
Ratio of expenses to average net assets[f,g]	0.04%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.28%
Ratio of net investment loss to average net assets[g]	(0.04)%
Portfolio turnover rate[h]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	Rounds to less than $0.01.
[d]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.
[e]	Not annualized.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	11

Notes to Financial Statements (Unaudited)

iSHARES® YIELD OPTIMIZED BOND ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Yield Optimized Bond[a]	Diversified

[a]	The Fund commenced operations on April 22, 2014.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The underlying index is comprised entirely of securities of iShares funds (each, an “Underlying Fund,” collectively, the “Underlying Funds”) that themselves seek investment results that correspond generally to the price and yield performance, before fees and expenses, of their own respective underlying indexes. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective. The Fund is a fund of funds and seeks its investment objective by investing primarily in the affiliated Underlying Funds.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Fund may invest indirectly in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

The Fund invests a significant portion of its assets indirectly in fixed-income securities. Changes in market interest rates or economic conditions, including the Federal Reserve Bank’s decision in December 2013 to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of April 30, 2014, the value of each of the Fund’s investments was classified as Level 1. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions from the Underlying Funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.28% based on the average daily net assets of the Fund.

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 29, 2016 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares funds.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

The Fund’s investments in Underlying Funds are considered to be investments in affiliates for purposes of Section 2(a)(3) of the 1940 Act. Dividend income and realized gains and losses from affiliated investments are presented in the statement of operations.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

In-kind purchases and sales (see Note 4) for the period ended April 30, 2014, were $5,000,063 and $ -, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

As of April 30, 2014, the cost of investments for federal income tax purposes was $5,000,563. Net unrealized appreciation was $15,992, all of which represented gross unrealized appreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2014 and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® YIELD OPTIMIZED BOND ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on March 18-19, 2014, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including any proposed advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included, in part, mutual funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds), as applicable. In support of its review of the statistical information, the Board was provided with a general description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in identifying comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the proposed investment advisory fee rate and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of fund pricing, the Board concluded that the proposed investment advisory fees and expense levels of the Fund supported the Board’s approval of the Advisory Contract.

Nature, extent and quality of services to be provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board noted that BFA is an indirect wholly-owned subsidiary of BlackRock. The Board acknowledged that additional resources to support iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as risk management, investor education, product management, customized portfolio consulting support, and capital markets support. The Board considered

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	17

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of services to be provided to the Fund and profits to be realized by BFA and affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two-year term, any adjustments in the Fund’s fees would be appropriate.

Economies of scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the Advisory Contract.

Fees and services provided for other comparable funds/accounts managed by BFA and its affiliates — The Board considered certain information received at previous meetings regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts that track the same underlying index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different, generally more extensive, services provided to the iShares funds, as well as other significant differences in the approach of BFA and its affiliates to the iShares funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for investment companies, including the Fund,

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® YIELD OPTIMIZED BOND ETF

were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other benefits to BFA and/or its affiliates — Except as noted below, the Board did not consider ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates, in the event of any lending of the Fund’s securities. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	19

Notes:

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	21

Notes:

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-109-0414

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)
Date:	June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)
Date:	June 23, 2014

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	June 23, 2014